Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	570,414	46,391,771
BorgWarner, Inc.	481,064	16,308,070
Ford Motor Co.	7,954,713	93,229,236
General Motors Co.	2,774,480	107,649,824
Tesla, Inc. *	5,592,998	1,047,512,595
		1,311,091,496

Banks 3.3%
Bank of America Corp.	13,923,431	473,535,888
Citigroup, Inc.	3,870,444	217,402,840
Citizens Financial Group, Inc.	941,391	30,783,486
Comerica, Inc.	268,228	14,103,428
Fifth Third Bancorp	1,375,357	47,092,224
Huntington Bancshares, Inc.	2,920,262	37,174,935
JPMorgan Chase & Co.	5,846,487	1,019,393,473
KeyCorp	1,881,809	27,342,685
M&T Bank Corp.	336,679	46,495,371
PNC Financial Services Group, Inc.	806,907	122,012,407
Regions Financial Corp.	1,883,461	35,164,217
Truist Financial Corp.	2,690,572	99,712,598
U.S. Bancorp	3,150,983	130,891,834
Wells Fargo & Co.	7,344,267	368,535,318
Zions Bancorp NA	300,973	12,610,769
		2,682,251,473

Capital Goods 5.6%
3M Co.	1,118,642	105,543,873
A O Smith Corp.	246,276	19,113,480
Allegion PLC	176,202	21,829,666
AMETEK, Inc.	467,755	75,799,698
Axon Enterprise, Inc. *	142,474	35,484,575
Boeing Co. *	1,150,039	242,704,231
Builders FirstSource, Inc. *	250,800	43,571,484
Carrier Global Corp.	1,696,682	92,825,472
Caterpillar, Inc.	1,031,662	309,818,415
Cummins, Inc.	285,884	68,412,041
Deere & Co.	541,655	213,184,575
Dover Corp.	281,630	42,182,541
Eaton Corp. PLC	807,505	198,710,830
Emerson Electric Co.	1,150,854	105,567,837
Fastenal Co.	1,156,094	78,880,294
Fortive Corp.	709,107	55,437,985
Generac Holdings, Inc. *	123,420	14,029,151
General Dynamics Corp.	457,618	121,264,194
General Electric Co.	2,201,044	291,462,247
Honeywell International, Inc.	1,333,204	269,653,841
Howmet Aerospace, Inc.	790,839	44,492,602
Hubbell, Inc., Class B	108,791	36,506,996
Huntington Ingalls Industries, Inc.	79,892	20,685,637
IDEX Corp.	153,828	32,534,622
SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	553,981	144,533,643
Ingersoll Rand, Inc.	819,969	65,482,724
Johnson Controls International PLC	1,379,994	72,711,884
L3Harris Technologies, Inc.	382,675	79,757,124
Lockheed Martin Corp.	446,540	191,748,741
Masco Corp.	453,280	30,501,211
Nordson Corp.	108,799	27,386,884
Northrop Grumman Corp.	287,080	128,255,861
Otis Worldwide Corp.	827,530	73,186,753
PACCAR, Inc.	1,059,506	106,363,807
Parker-Hannifin Corp.	260,227	120,875,442
Pentair PLC	334,576	24,480,926
Quanta Services, Inc.	294,140	57,077,867
Rockwell Automation, Inc.	232,354	58,850,621
RTX Corp.	2,907,868	264,964,932
Snap-on, Inc.	106,167	30,780,998
Stanley Black & Decker, Inc.	311,949	29,104,842
Textron, Inc.	393,806	33,359,306
Trane Technologies PLC	461,521	116,326,368
TransDigm Group, Inc.	112,025	122,407,477
United Rentals, Inc.	137,046	85,708,568
Westinghouse Air Brake Technologies Corp.	363,624	47,842,010
WW Grainger, Inc.	89,392	80,063,051
Xylem, Inc.	485,881	54,632,460
		4,586,099,787

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	831,782	204,435,380
Broadridge Financial Solutions, Inc.	238,016	48,602,867
Ceridian HCM Holding, Inc. *	315,543	21,936,549
Cintas Corp.	174,805	105,681,859
Copart, Inc. *	1,768,752	84,970,846
Equifax, Inc.	249,927	61,067,163
Jacobs Solutions, Inc.	254,895	34,352,199
Leidos Holdings, Inc.	277,420	30,646,587
Paychex, Inc.	648,594	78,953,348
Paycom Software, Inc.	99,582	18,944,480
Republic Services, Inc., Class A	412,984	70,669,822
Robert Half, Inc.	213,957	17,018,140
Rollins, Inc.	564,347	24,441,868
Veralto Corp.	443,252	33,992,996
Verisk Analytics, Inc., Class A	293,137	70,801,380
Waste Management, Inc.	741,663	137,674,903
		1,044,190,387

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	18,390,694	2,854,235,709
AutoZone, Inc. *	35,724	98,674,332
Bath & Body Works, Inc.	463,850	19,787,841
Best Buy Co., Inc.	390,735	28,324,380
CarMax, Inc. *	320,428	22,808,065
eBay, Inc.	1,047,967	43,040,005
Etsy, Inc. *	239,938	15,970,273

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genuine Parts Co.	281,964	39,539,812
Home Depot, Inc.	2,022,434	713,838,305
LKQ Corp.	542,911	25,337,656
Lowe's Cos., Inc.	1,167,100	248,405,564
O'Reilly Automotive, Inc. *	119,472	122,225,830
Pool Corp.	78,332	29,080,755
Ross Stores, Inc.	686,143	96,252,140
TJX Cos., Inc.	2,313,676	219,590,989
Tractor Supply Co.	219,399	49,277,015
Ulta Beauty, Inc. *	99,174	49,790,307
		4,676,178,978

Consumer Durables & Apparel 0.9%
DR Horton, Inc.	609,449	87,096,357
Garmin Ltd.	310,147	37,059,465
Hasbro, Inc.	264,833	12,963,575
Lennar Corp., Class A	505,883	75,806,567
Lululemon Athletica, Inc. *	232,438	105,485,013
Mohawk Industries, Inc. *	105,752	11,024,646
NIKE, Inc., Class B	2,475,322	251,319,443
NVR, Inc. *	6,431	45,501,190
PulteGroup, Inc.	437,655	45,761,207
Ralph Lauren Corp., Class A	81,400	11,694,738
Tapestry, Inc.	468,179	18,160,663
VF Corp.	655,623	10,791,555
Whirlpool Corp.	111,677	12,230,865
		724,895,284

Consumer Services 2.1%
Airbnb, Inc., Class A *	879,185	126,725,726
Booking Holdings, Inc. *	70,558	247,480,068
Caesars Entertainment, Inc. *	438,938	19,256,210
Carnival Corp. *	2,028,467	33,631,983
Chipotle Mexican Grill, Inc., Class A *	55,546	133,797,538
Darden Restaurants, Inc.	242,912	39,492,633
Domino's Pizza, Inc.	70,344	29,982,020
Expedia Group, Inc. *	269,173	39,926,431
Hilton Worldwide Holdings, Inc.	518,599	99,031,665
Las Vegas Sands Corp.	745,023	36,446,525
Marriott International, Inc., Class A	499,978	119,859,726
McDonald's Corp.	1,466,859	429,378,967
MGM Resorts International *	546,099	23,684,314
Norwegian Cruise Line Holdings Ltd. *	867,904	15,448,691
Royal Caribbean Cruises Ltd. *	475,580	60,636,450
Starbucks Corp.	2,310,681	214,962,654
Wynn Resorts Ltd.	195,054	18,418,949
Yum! Brands, Inc.	565,772	73,261,816
		1,761,422,366

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	895,355	622,164,282
Dollar General Corp.	444,745	58,737,472
Dollar Tree, Inc. *	422,195	55,147,111
Kroger Co.	1,342,080	61,923,571
Sysco Corp.	1,017,628	82,356,634
Target Corp.	934,211	129,930,066
Walgreens Boots Alliance, Inc.	1,441,095	32,525,514
Walmart, Inc.	2,884,870	476,724,768
		1,519,509,418

Energy 3.8%
APA Corp.	613,463	19,219,796
Baker Hughes Co., Class A	2,026,722	57,761,577
Chevron Corp.	3,550,364	523,430,164
SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	2,401,296	268,632,983
Coterra Energy, Inc.	1,520,891	37,839,768
Devon Energy Corp.	1,300,070	54,628,941
Diamondback Energy, Inc.	362,388	55,713,531
EOG Resources, Inc.	1,180,182	134,292,910
EQT Corp.	832,062	29,454,995
Exxon Mobil Corp.	8,100,680	832,830,911
Halliburton Co.	1,810,911	64,558,977
Hess Corp.	557,703	78,374,003
Kinder Morgan, Inc.	3,925,678	66,422,472
Marathon Oil Corp.	1,183,159	27,035,183
Marathon Petroleum Corp.	769,133	127,368,425
Occidental Petroleum Corp.	1,338,257	77,043,455
ONEOK, Inc.	1,179,564	80,505,243
Phillips 66	888,244	128,182,492
Pioneer Natural Resources Co.	471,265	108,310,835
Schlumberger NV	2,889,930	140,739,591
Targa Resources Corp.	449,402	38,181,194
Valero Energy Corp.	686,838	95,401,798
Williams Cos., Inc.	2,456,500	85,142,290
		3,131,071,534

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	315,755	38,174,780
American Tower Corp.	942,726	184,444,342
AvalonBay Communities, Inc.	287,677	51,497,060
Boston Properties, Inc.	292,950	19,481,175
Camden Property Trust	217,181	20,380,265
Crown Castle, Inc.	877,678	95,008,644
Digital Realty Trust, Inc.	611,000	85,821,060
Equinix, Inc.	189,916	157,586,599
Equity Residential	694,585	41,807,071
Essex Property Trust, Inc.	130,067	30,340,729
Extra Space Storage, Inc.	426,413	61,591,094
Federal Realty Investment Trust	148,862	15,143,731
Healthpeak Properties, Inc.	1,111,618	20,564,933
Host Hotels & Resorts, Inc.	1,418,041	27,254,748
Invitation Homes, Inc.	1,166,812	38,423,119
Iron Mountain, Inc.	591,481	39,936,797
Kimco Realty Corp.	1,353,619	27,343,104
Mid-America Apartment Communities, Inc.	235,726	29,791,052
Prologis, Inc.	1,868,547	236,726,219
Public Storage	320,034	90,630,429
Realty Income Corp.	1,685,106	91,652,915
Regency Centers Corp.	328,643	20,596,057
SBA Communications Corp., Class A	218,334	48,876,249
Simon Property Group, Inc.	659,169	91,367,415
UDR, Inc.	613,404	22,094,812
Ventas, Inc.	815,306	37,822,045
VICI Properties, Inc., Class A	2,096,005	63,131,671
Welltower, Inc.	1,117,542	96,678,558
Weyerhaeuser Co.	1,480,490	48,515,657
		1,832,682,330

Financial Services 7.7%
American Express Co.	1,164,257	233,712,950
Ameriprise Financial, Inc.	204,602	79,146,192
Bank of New York Mellon Corp.	1,554,143	86,192,771
Berkshire Hathaway, Inc., Class B *	3,679,459	1,411,955,597
BlackRock, Inc.	282,791	218,967,899
Blackstone, Inc.	1,436,935	178,826,561
Capital One Financial Corp.	771,505	104,400,057
Cboe Global Markets, Inc.	214,432	39,423,323
Charles Schwab Corp. (a)	2,990,646	188,171,446
CME Group, Inc.	728,278	149,908,744
Discover Financial Services	504,254	53,208,882

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	76,784	36,543,041
Fidelity National Information Services, Inc.	1,195,831	74,452,438
Fiserv, Inc. *	1,213,843	172,207,906
FleetCor Technologies, Inc. *	145,956	42,317,023
Franklin Resources, Inc.	564,886	15,042,914
Global Payments, Inc.	525,441	70,004,504
Goldman Sachs Group, Inc.	659,496	253,253,059
Intercontinental Exchange, Inc.	1,157,935	147,439,864
Invesco Ltd.	917,675	14,526,795
Jack Henry & Associates, Inc.	148,614	24,644,660
MarketAxess Holdings, Inc.	77,365	17,446,581
Mastercard, Inc., Class A	1,674,646	752,301,223
Moody's Corp.	317,778	124,581,687
Morgan Stanley	2,555,804	222,968,341
MSCI, Inc., Class A	159,811	95,666,061
Nasdaq, Inc.	686,469	39,657,314
Northern Trust Corp.	417,203	33,226,047
PayPal Holdings, Inc. *	2,181,524	133,836,497
Raymond James Financial, Inc.	378,594	41,713,487
S&P Global, Inc.	655,225	293,770,129
State Street Corp.	621,860	45,936,798
Synchrony Financial	836,381	32,510,130
T Rowe Price Group, Inc.	453,114	49,140,213
Visa, Inc., Class A	3,223,547	880,866,453
		6,357,967,587

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	3,578,280	143,560,594
Archer-Daniels-Midland Co.	1,076,055	59,807,137
Brown-Forman Corp., Class B	371,365	20,387,938
Bunge Global SA	293,427	25,847,984
Campbell Soup Co.	394,808	17,620,281
Coca-Cola Co.	7,868,918	468,121,932
Conagra Brands, Inc.	962,610	28,060,081
Constellation Brands, Inc., Class A	327,334	80,223,017
General Mills, Inc.	1,175,001	76,269,315
Hershey Co.	302,828	58,609,331
Hormel Foods Corp.	590,270	17,926,500
J M Smucker Co.	213,875	28,135,256
Kellanova	538,508	29,488,698
Keurig Dr Pepper, Inc.	2,037,582	64,061,578
Kraft Heinz Co.	1,611,466	59,833,733
Lamb Weston Holdings, Inc.	292,083	29,920,983
McCormick & Co., Inc. - Non Voting Shares	510,971	34,827,783
Molson Coors Beverage Co., Class B	376,045	23,235,821
Mondelez International, Inc., Class A	2,751,174	207,080,867
Monster Beverage Corp. *	1,491,248	82,048,465
PepsiCo, Inc.	2,780,388	468,578,790
Philip Morris International, Inc.	3,139,431	285,217,306
Tyson Foods, Inc., Class A	575,108	31,492,914
		2,340,356,304

Health Care Equipment & Services 5.4%
Abbott Laboratories	3,509,415	397,090,307
Align Technology, Inc. *	144,519	38,632,819
Baxter International, Inc.	1,029,927	39,847,876
Becton Dickinson & Co.	587,018	140,185,769
Boston Scientific Corp. *	2,961,099	187,319,123
Cardinal Health, Inc.	497,211	54,290,469
Cencora, Inc.	336,322	78,255,403
Centene Corp. *	1,079,524	81,298,952
Cigna Group	591,766	178,091,978
Cooper Cos., Inc.	99,722	37,199,298
CVS Health Corp.	2,597,441	193,171,687
DaVita, Inc. *	107,976	11,678,684
SECURITY	NUMBER OF SHARES	VALUE ($)
DENTSPLY SIRONA, Inc.	429,479	14,924,395
Dexcom, Inc. *	782,171	94,916,451
Edwards Lifesciences Corp. *	1,225,352	96,153,371
Elevance Health, Inc.	475,158	234,461,964
GE HealthCare Technologies, Inc.	793,045	58,177,781
HCA Healthcare, Inc.	401,018	122,270,388
Henry Schein, Inc. *	263,518	19,721,687
Hologic, Inc. *	495,875	36,912,935
Humana, Inc.	248,974	94,127,110
IDEXX Laboratories, Inc. *	167,881	86,472,145
Insulet Corp. *	140,434	26,804,638
Intuitive Surgical, Inc. *	711,995	269,290,749
Laboratory Corp. of America Holdings	172,753	38,402,992
McKesson Corp.	269,287	134,613,878
Medtronic PLC	2,690,740	235,547,380
Molina Healthcare, Inc. *	118,049	42,077,386
Quest Diagnostics, Inc.	227,382	29,202,670
ResMed, Inc.	297,257	56,538,281
STERIS PLC	200,546	43,909,547
Stryker Corp.	683,753	229,385,456
Teleflex, Inc.	94,291	22,896,684
UnitedHealth Group, Inc.	1,870,476	957,197,388
Universal Health Services, Inc., Class B	122,797	19,501,392
Zimmer Biomet Holdings, Inc.	422,401	53,053,566
		4,453,622,599

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	499,672	49,892,249
Clorox Co.	249,459	36,233,920
Colgate-Palmolive Co.	1,666,210	140,294,882
Estee Lauder Cos., Inc., Class A	468,799	61,876,780
Kenvue, Inc.	3,490,675	72,466,413
Kimberly-Clark Corp.	684,201	82,767,795
Procter & Gamble Co.	4,766,332	748,981,410
		1,192,513,449

Insurance 2.1%
Aflac, Inc.	1,075,940	90,744,780
Allstate Corp.	528,987	82,125,232
American International Group, Inc.	1,419,736	98,685,849
Aon PLC, Class A	405,499	121,013,066
Arch Capital Group Ltd. *	755,640	62,287,405
Arthur J Gallagher & Co.	435,944	101,208,759
Assurant, Inc.	105,406	17,702,938
Brown & Brown, Inc.	476,074	36,924,299
Chubb Ltd.	825,066	202,141,170
Cincinnati Financial Corp.	315,754	34,985,543
Everest Group Ltd.	87,939	33,853,877
Globe Life, Inc.	174,527	21,435,406
Hartford Financial Services Group, Inc.	609,280	52,982,989
Loews Corp.	372,693	27,154,412
Marsh & McLennan Cos., Inc.	997,140	193,285,618
MetLife, Inc.	1,260,277	87,362,402
Principal Financial Group, Inc.	441,735	34,941,238
Progressive Corp.	1,183,129	210,892,744
Prudential Financial, Inc.	728,290	76,419,470
Travelers Cos., Inc.	462,703	97,796,906
W R Berkley Corp.	410,372	33,601,259
Willis Towers Watson PLC	208,179	51,274,488
		1,768,819,850

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 2.3%
Air Products & Chemicals, Inc.	449,898	115,043,418
Albemarle Corp.	235,846	27,060,970
Amcor PLC	2,927,614	27,607,400
Avery Dennison Corp.	163,574	32,624,834
Ball Corp.	634,264	35,169,939
Celanese Corp., Class A	203,297	29,740,318
CF Industries Holdings, Inc.	386,203	29,162,189
Corteva, Inc.	1,428,329	64,960,403
Dow, Inc.	1,418,435	76,028,116
DuPont de Nemours, Inc.	868,103	53,648,765
Eastman Chemical Co.	240,069	20,057,765
Ecolab, Inc.	512,428	101,573,478
FMC Corp.	252,326	14,180,721
Freeport-McMoRan, Inc.	2,895,696	114,930,174
International Flavors & Fragrances, Inc.	515,156	41,562,786
International Paper Co.	692,752	24,821,304
Linde PLC	980,593	396,973,464
LyondellBasell Industries NV, Class A	520,307	48,971,295
Martin Marietta Materials, Inc.	124,983	63,543,857
Mosaic Co.	662,813	20,354,987
Newmont Corp.	2,328,651	80,361,746
Nucor Corp.	495,961	92,709,990
Packaging Corp. of America	181,226	30,061,769
PPG Industries, Inc.	478,420	67,476,357
Sherwin-Williams Co.	476,442	145,019,416
Steel Dynamics, Inc.	309,859	37,396,883
Vulcan Materials Co.	268,226	60,621,758
Westrock Co.	516,026	20,775,207
		1,872,439,309

Media & Entertainment 7.9%
Alphabet, Inc., Class A *	11,967,974	1,676,713,158
Alphabet, Inc., Class C *	10,072,573	1,428,290,851
Charter Communications, Inc., Class A *	203,414	75,407,604
Comcast Corp., Class A	8,120,821	377,943,009
Electronic Arts, Inc.	494,448	68,026,156
Fox Corp., Class A	749,250	24,200,775
Interpublic Group of Cos., Inc.	772,061	25,470,292
Live Nation Entertainment, Inc. *	286,016	25,412,522
Match Group, Inc. *	556,488	21,358,010
Meta Platforms, Inc., Class A *	4,488,712	1,751,226,100
Netflix, Inc. *	885,120	499,305,043
News Corp., Class A	1,017,317	25,066,691
Omnicom Group, Inc.	400,448	36,192,490
Paramount Global, Class B	974,236	14,214,103
Take-Two Interactive Software, Inc. *	320,602	52,876,888
Walt Disney Co.	3,700,363	355,419,866
Warner Bros Discovery, Inc. *	4,490,167	44,991,473
		6,502,115,031

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	3,570,446	586,981,322
Agilent Technologies, Inc.	591,865	77,001,636
Amgen, Inc.	1,082,291	340,120,770
Biogen, Inc. *	292,422	72,128,811
Bio-Rad Laboratories, Inc., Class A *	41,888	13,441,440
Bio-Techne Corp.	321,997	22,642,829
Bristol-Myers Squibb Co.	4,114,892	201,094,772
Catalent, Inc. *	366,222	18,911,704
Charles River Laboratories International, Inc. *	102,764	22,225,798
Danaher Corp.	1,329,956	319,069,744
Eli Lilly & Co.	1,612,619	1,041,122,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	2,519,871	197,205,104
Illumina, Inc. *	321,337	45,954,404
Incyte Corp. *	377,404	22,180,033
IQVIA Holdings, Inc. *	370,327	77,113,191
Johnson & Johnson	4,868,241	773,563,495
Merck & Co., Inc.	5,124,556	618,943,874
Mettler-Toledo International, Inc. *	43,813	52,452,485
Moderna, Inc. *	669,727	67,675,913
Pfizer, Inc.	11,418,744	309,219,588
Regeneron Pharmaceuticals, Inc. *	216,647	204,250,459
Revvity, Inc.	250,454	26,843,660
Thermo Fisher Scientific, Inc.	781,360	421,137,413
Vertex Pharmaceuticals, Inc. *	521,112	225,839,519
Viatris, Inc.	2,420,892	28,493,899
Waters Corp. *	119,666	38,019,085
West Pharmaceutical Services, Inc.	149,995	55,952,635
Zoetis, Inc.	928,466	174,375,199
		6,053,961,735

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	616,498	53,209,942
CoStar Group, Inc. *	826,243	68,974,766
		122,184,708

Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc. *	3,267,372	547,905,611
Analog Devices, Inc.	1,007,741	193,849,059
Applied Materials, Inc.	1,691,723	277,950,089
Broadcom, Inc.	887,675	1,047,456,500
Enphase Energy, Inc. *	273,792	28,509,961
First Solar, Inc. *	215,901	31,586,316
Intel Corp.	8,526,019	367,300,899
KLA Corp.	274,895	163,298,626
Lam Research Corp.	266,523	219,926,784
Microchip Technology, Inc.	1,096,122	93,367,672
Micron Technology, Inc.	2,220,555	190,412,591
Monolithic Power Systems, Inc.	96,965	58,442,745
NVIDIA Corp.	4,995,082	3,073,324,102
NXP Semiconductors NV	520,672	109,637,903
ON Semiconductor Corp. *	872,742	62,078,138
Qorvo, Inc. *	195,909	19,539,964
QUALCOMM, Inc.	2,250,820	334,269,278
Skyworks Solutions, Inc.	321,520	33,585,979
Teradyne, Inc.	309,997	29,942,610
Texas Instruments, Inc.	1,836,661	294,086,159
		7,176,470,986

Software & Services 12.4%
Accenture PLC, Class A	1,269,220	461,843,774
Adobe, Inc. *	920,753	568,822,788
Akamai Technologies, Inc. *	304,533	37,527,602
ANSYS, Inc. *	175,790	57,629,236
Autodesk, Inc. *	432,008	109,647,950
Cadence Design Systems, Inc. *	550,257	158,727,134
Cognizant Technology Solutions Corp., Class A	1,015,631	78,325,463
EPAM Systems, Inc. *	116,280	32,338,631
Fair Isaac Corp. *	49,892	59,812,026
Fortinet, Inc. *	1,288,561	83,099,299
Gartner, Inc. *	158,043	72,295,190
Gen Digital, Inc.	1,133,661	26,618,360
International Business Machines Corp.	1,846,601	339,146,740
Intuit, Inc.	566,768	357,817,641
Microsoft Corp.	15,030,267	5,975,733,554
Oracle Corp.	3,213,108	358,904,164

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Palo Alto Networks, Inc. *	628,563	212,774,861
PTC, Inc. *	239,051	43,184,563
Roper Technologies, Inc.	216,254	116,128,398
Salesforce, Inc. *	1,967,698	553,100,231
ServiceNow, Inc. *	414,572	317,313,409
Synopsys, Inc. *	307,579	164,047,260
Tyler Technologies, Inc. *	85,091	35,972,220
VeriSign, Inc. *	180,656	35,928,865
		10,256,739,359

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	1,208,783	122,207,961
Apple, Inc.	29,565,197	5,451,822,327
Arista Networks, Inc. *	509,053	131,681,830
CDW Corp.	271,067	61,456,310
Cisco Systems, Inc.	8,191,413	411,045,104
Corning, Inc.	1,555,438	50,536,181
F5, Inc. *	121,409	22,302,833
Hewlett Packard Enterprise Co.	2,607,325	39,865,999
HP, Inc.	1,757,335	50,453,088
Jabil, Inc.	258,907	32,438,458
Juniper Networks, Inc.	646,517	23,895,268
Keysight Technologies, Inc. *	358,244	54,904,475
Motorola Solutions, Inc.	335,652	107,240,814
NetApp, Inc.	423,517	36,930,682
Seagate Technology Holdings PLC	391,261	33,523,243
TE Connectivity Ltd.	628,109	89,310,819
Teledyne Technologies, Inc. *	96,027	40,184,419
Trimble, Inc. *	500,835	25,472,468
Western Digital Corp. *	657,348	37,633,173
Zebra Technologies Corp., Class A *	103,412	24,772,345
		6,847,677,797

Telecommunication Services 0.9%
AT&T, Inc.	14,459,489	255,788,360
T-Mobile U.S., Inc.	1,029,068	165,916,634
Verizon Communications, Inc.	8,501,957	360,057,879
		781,762,873

Transportation 1.7%
American Airlines Group, Inc. *	1,312,281	18,673,758
CH Robinson Worldwide, Inc.	233,332	19,620,888
CSX Corp.	3,998,540	142,747,878
Delta Air Lines, Inc.	1,298,473	50,822,233
Expeditors International of Washington, Inc.	293,900	37,128,387
FedEx Corp.	468,286	112,992,729
JB Hunt Transport Services, Inc.	163,905	32,941,627
Norfolk Southern Corp.	457,120	107,532,909
Old Dominion Freight Line, Inc.	180,991	70,771,101
Southwest Airlines Co.	1,210,274	36,175,090
Uber Technologies, Inc. *	4,161,607	271,628,089
Union Pacific Corp.	1,232,788	300,713,977
SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	661,335	27,366,042
United Parcel Service, Inc., Class B	1,462,643	207,549,042
		1,436,663,750

Utilities 2.2%
AES Corp.	1,353,667	22,579,166
Alliant Energy Corp.	516,867	25,150,748
Ameren Corp.	534,678	37,197,548
American Electric Power Co., Inc.	1,063,765	83,122,597
American Water Works Co., Inc.	394,077	48,873,430
Atmos Energy Corp.	301,726	34,378,660
CenterPoint Energy, Inc.	1,271,428	35,523,698
CMS Energy Corp.	592,629	33,874,674
Consolidated Edison, Inc.	696,429	63,305,396
Constellation Energy Corp.	645,509	78,752,098
Dominion Energy, Inc.	1,689,674	77,251,895
DTE Energy Co.	417,546	44,017,699
Duke Energy Corp.	1,559,184	149,416,603
Edison International	774,794	52,283,099
Entergy Corp.	427,239	42,621,363
Evergy, Inc.	466,426	23,680,448
Eversource Energy	709,153	38,450,276
Exelon Corp.	2,009,158	69,938,790
FirstEnergy Corp.	1,048,070	38,443,208
NextEra Energy, Inc.	4,149,170	243,265,837
NiSource, Inc.	841,068	21,842,536
NRG Energy, Inc.	454,921	24,129,010
PG&E Corp.	4,314,040	72,777,855
Pinnacle West Capital Corp.	227,593	15,681,158
PPL Corp.	1,496,586	39,210,553
Public Service Enterprise Group, Inc.	1,009,662	58,550,299
Sempra	1,271,075	90,958,127
Southern Co.	2,206,223	153,376,623
WEC Energy Group, Inc.	637,234	51,463,018
Xcel Energy, Inc.	1,115,343	66,775,585
		1,836,891,997
Total Common Stocks (Cost $35,346,815,939)		82,269,580,387
Total Investments in Securities (Cost $35,346,815,939)		82,269,580,387

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	1,171	285,167,775	234,440

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$152,666,938	$3,668,413	$—	$—	$31,836,095	$188,171,446	2,990,646	$733,412

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$82,269,580,387	$—	$—	$82,269,580,387
Futures Contracts [2]	234,440	—	—	234,440
Total	$82,269,814,827	$—	$—	$82,269,814,827

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	93,010	7,564,503
Autoliv, Inc.	24,101	2,581,699
BorgWarner, Inc.	77,100	2,613,690
Ford Motor Co.	1,295,973	15,188,803
Fox Factory Holding Corp. *	14,926	940,935
General Motors Co.	451,506	17,518,433
Gentex Corp.	75,505	2,501,481
Harley-Davidson, Inc.	41,353	1,341,905
Lear Corp.	19,084	2,536,264
Lucid Group, Inc. *(a)	291,763	986,159
Rivian Automotive, Inc., Class A *	222,858	3,411,956
Tesla, Inc. *	911,741	170,759,972
Thor Industries, Inc.	17,593	1,988,361
		229,934,161

Banks 3.2%
Bank of America Corp.	2,268,702	77,158,555
Bank OZK	35,182	1,587,060
BOK Financial Corp.	8,724	731,420
Citigroup, Inc.	630,460	35,412,938
Citizens Financial Group, Inc.	153,057	5,004,964
Columbia Banking System, Inc.	69,514	1,401,402
Comerica, Inc.	43,856	2,305,948
Commerce Bancshares, Inc.	39,260	2,046,231
Cullen/Frost Bankers, Inc.	21,276	2,257,809
East West Bancorp, Inc.	46,775	3,405,688
Fifth Third Bancorp	224,092	7,672,910
First Citizens BancShares, Inc., Class A	3,916	5,913,160
First Horizon Corp.	185,007	2,634,500
Home BancShares, Inc.	62,038	1,454,171
Huntington Bancshares, Inc.	476,079	6,060,486
JPMorgan Chase & Co.	952,823	166,134,218
KeyCorp	310,032	4,504,765
M&T Bank Corp.	54,827	7,571,609
New York Community Bancorp, Inc.	241,285	1,561,114
Old National Bancorp	95,404	1,571,304
Pinnacle Financial Partners, Inc.	25,092	2,217,631
PNC Financial Services Group, Inc.	131,531	19,888,802
Popular, Inc.	23,499	2,007,990
Prosperity Bancshares, Inc.	31,192	1,993,481
Regions Financial Corp.	306,289	5,718,416
SouthState Corp.	25,298	2,102,264
Synovus Financial Corp.	47,781	1,799,432
Truist Financial Corp.	439,683	16,294,652
U.S. Bancorp	512,718	21,298,306
Valley National Bancorp	144,205	1,387,252
Webster Financial Corp.	56,405	2,790,919
Wells Fargo & Co.	1,196,519	60,041,323
Western Alliance Bancorp	36,325	2,323,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	20,348	1,973,349
Zions Bancorp NA	48,988	2,052,597
		480,280,013

Capital Goods 6.1%
3M Co.	181,774	17,150,377
A O Smith Corp.	40,232	3,122,405
AAON, Inc.	22,244	1,560,639
Acuity Brands, Inc.	10,107	2,407,083
Advanced Drainage Systems, Inc.	22,761	2,968,490
AECOM	45,706	4,030,812
AGCO Corp.	20,552	2,514,126
Air Lease Corp., Class A	34,596	1,446,459
Allegion PLC	29,118	3,607,429
Allison Transmission Holdings, Inc.	29,247	1,770,613
AMETEK, Inc.	76,130	12,336,866
API Group Corp. *	67,212	2,118,522
Applied Industrial Technologies, Inc.	12,697	2,240,513
Atkore, Inc. *	12,454	1,899,609
Axon Enterprise, Inc. *	23,170	5,770,720
AZEK Co., Inc., Class A *	49,224	1,898,077
Beacon Roofing Supply, Inc. *	20,819	1,725,687
Boeing Co. *	187,472	39,564,091
Boise Cascade Co.	12,987	1,759,219
Builders FirstSource, Inc. *	40,483	7,033,112
BWX Technologies, Inc.	30,471	2,482,777
Carlisle Cos., Inc.	16,117	5,064,928
Carrier Global Corp.	276,780	15,142,634
Caterpillar, Inc.	168,264	50,531,362
Chart Industries, Inc. *	13,722	1,601,632
Comfort Systems USA, Inc.	11,703	2,545,051
Core & Main, Inc., Class A *	55,377	2,287,624
Crane Co.	15,814	1,962,676
Cummins, Inc.	46,707	11,176,985
Curtiss-Wright Corp.	12,756	2,839,103
Deere & Co.	88,247	34,732,254
Donaldson Co., Inc.	40,273	2,601,233
Dover Corp.	46,300	6,934,814
Eaton Corp. PLC	131,696	32,407,752
EMCOR Group, Inc.	15,417	3,516,772
Emerson Electric Co.	187,991	17,244,414
Esab Corp.	18,609	1,600,188
Fastenal Co.	188,655	12,871,931
Ferguson PLC	67,285	12,640,160
Flowserve Corp.	43,341	1,730,606
Fluor Corp. *	56,000	2,111,760
Fortive Corp.	115,454	9,026,194
Fortune Brands Innovations, Inc.	40,903	3,173,664
Franklin Electric Co., Inc.	13,152	1,239,708
Generac Holdings, Inc. *	19,965	2,269,422
General Dynamics Corp.	74,715	19,798,728
General Electric Co.	358,993	47,537,853
Graco, Inc.	55,549	4,738,330
HEICO Corp.	33,347	5,988,788
Hexcel Corp.	27,945	1,855,269

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	217,228	43,936,535
Howmet Aerospace, Inc.	128,592	7,234,586
Hubbell, Inc., Class B	17,511	5,876,166
Huntington Ingalls Industries, Inc.	12,927	3,347,059
IDEX Corp.	24,858	5,257,467
Illinois Tool Works, Inc.	90,399	23,585,099
Ingersoll Rand, Inc.	133,469	10,658,834
ITT, Inc.	27,187	3,283,646
Johnson Controls International PLC	224,233	11,814,837
L3Harris Technologies, Inc.	62,464	13,018,747
Lennox International, Inc.	10,641	4,556,051
Leonardo DRS, Inc. *	23,295	452,156
Lincoln Electric Holdings, Inc.	18,713	4,158,403
Lockheed Martin Corp.	72,755	31,241,725
Masco Corp.	74,412	5,007,183
MasTec, Inc. *	19,429	1,275,902
Middleby Corp. *	17,694	2,496,093
MSC Industrial Direct Co., Inc., Class A	14,861	1,466,483
Mueller Industries, Inc.	37,422	1,796,256
Nordson Corp.	17,784	4,476,588
Northrop Grumman Corp.	46,758	20,889,604
nVent Electric PLC	54,759	3,287,730
Oshkosh Corp.	20,996	2,311,660
Otis Worldwide Corp.	134,884	11,929,141
Owens Corning	29,117	4,412,099
PACCAR, Inc.	172,586	17,325,909
Parker-Hannifin Corp.	42,410	19,699,445
Pentair PLC	54,709	4,003,058
Plug Power, Inc. *(a)	178,600	794,770
Quanta Services, Inc.	47,856	9,286,457
RBC Bearings, Inc. *	9,526	2,558,112
Regal Rexnord Corp.	21,997	2,935,720
Rockwell Automation, Inc.	37,673	9,541,817
RTX Corp.	473,991	43,190,060
Sensata Technologies Holding PLC	50,073	1,811,140
Simpson Manufacturing Co., Inc.	14,012	2,536,032
SiteOne Landscape Supply, Inc. *	14,826	2,291,358
Snap-on, Inc.	17,404	5,045,942
Stanley Black & Decker, Inc.	50,587	4,719,767
Textron, Inc.	64,103	5,430,165
Timken Co.	21,550	1,765,160
Toro Co.	34,370	3,178,538
Trane Technologies PLC	75,267	18,971,047
TransDigm Group, Inc.	18,244	19,934,854
Trex Co., Inc. *	36,051	2,937,435
UFP Industries, Inc.	20,549	2,331,284
United Rentals, Inc.	22,380	13,996,452
Valmont Industries, Inc.	6,959	1,570,716
Vertiv Holdings Co., Class A	114,750	6,463,867
Watsco, Inc.	11,203	4,380,149
Watts Water Technologies, Inc., Class A	9,019	1,785,852
WESCO International, Inc.	14,388	2,496,606
Westinghouse Air Brake Technologies Corp.	58,764	7,731,579
WillScot Mobile Mini Holdings Corp. *	62,825	2,971,622
Woodward, Inc.	19,761	2,722,473
WW Grainger, Inc.	14,576	13,054,849
Xylem, Inc.	79,777	8,970,126
Zurn Elkay Water Solutions Corp.	47,551	1,409,887
		912,191,759

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	135,670	33,344,973
Booz Allen Hamilton Holding Corp., Class A	43,041	6,058,882
Broadridge Financial Solutions, Inc.	38,622	7,886,612
CACI International, Inc., Class A *	7,309	2,512,323
Casella Waste Systems, Inc., Class A *	18,572	1,584,934
Ceridian HCM Holding, Inc. *	51,236	3,561,927
Cintas Corp.	28,539	17,253,823
Clarivate PLC *	140,745	1,258,260
Clean Harbors, Inc. *	16,507	2,772,516
Copart, Inc. *	287,865	13,829,035
Dun & Bradstreet Holdings, Inc.	78,413	908,807
Equifax, Inc.	40,626	9,926,557
ExlService Holdings, Inc. *	52,935	1,655,807
Exponent, Inc.	16,589	1,462,984
FTI Consulting, Inc. *	11,700	2,241,837
Genpact Ltd.	54,268	1,948,221
Jacobs Solutions, Inc.	41,764	5,628,534
KBR, Inc.	45,148	2,352,662
Leidos Holdings, Inc.	45,404	5,015,780
Maximus, Inc.	20,024	1,624,347
MSA Safety, Inc.	12,118	1,999,833
Parsons Corp. *	13,384	871,968
Paychex, Inc.	106,268	12,936,004
Paycom Software, Inc.	16,302	3,101,292
Paylocity Holding Corp. *	14,155	2,242,294
RB Global, Inc.	59,729	3,820,864
Republic Services, Inc., Class A	67,312	11,518,429
Robert Half, Inc.	34,565	2,749,300
Rollins, Inc.	91,966	3,983,047
Science Applications International Corp.	17,361	2,216,305
SS&C Technologies Holdings, Inc.	71,316	4,351,702
Tetra Tech, Inc.	17,628	2,788,397
TransUnion	64,083	4,433,903
TriNet Group, Inc. *	10,324	1,173,839
Veralto Corp.	72,672	5,573,216
Verisk Analytics, Inc., Class A	47,725	11,527,019
Vestis Corp.	42,956	919,258
Waste Management, Inc.	120,736	22,412,224
		221,447,715

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	2,997,868	465,269,114
Asbury Automotive Group, Inc. *	6,775	1,416,382
AutoNation, Inc. *	8,328	1,163,088
AutoZone, Inc. *	5,823	16,083,883
Bath & Body Works, Inc.	75,621	3,225,992
Best Buy Co., Inc.	64,029	4,641,462
Burlington Stores, Inc. *	21,395	4,089,654
CarMax, Inc. *	52,336	3,725,276
Carvana Co., Class A *	33,889	1,459,260
Dick's Sporting Goods, Inc.	20,258	3,019,860
Dillard's, Inc., Class A	1,161	449,620
eBay, Inc.	171,088	7,026,584
Etsy, Inc. *	39,481	2,627,855
Five Below, Inc. *	18,296	3,283,400
Floor & Decor Holdings, Inc., Class A *	35,329	3,552,684
GameStop Corp., Class A *(a)	88,308	1,256,623
Genuine Parts Co.	46,007	6,451,562
Home Depot, Inc.	329,562	116,322,204
Lithia Motors, Inc., Class A	9,183	2,707,608
LKQ Corp.	87,798	4,097,533
Lowe's Cos., Inc.	190,109	40,462,800

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Murphy USA, Inc.	6,364	2,243,437
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,463,056
O'Reilly Automotive, Inc. *	19,539	19,989,374
Penske Automotive Group, Inc.	6,449	956,838
Pool Corp.	12,890	4,785,413
RH *	5,098	1,292,241
Ross Stores, Inc.	111,687	15,667,452
TJX Cos., Inc.	376,976	35,778,792
Tractor Supply Co.	35,686	8,015,076
Ulta Beauty, Inc. *	16,193	8,129,696
Valvoline, Inc. *	45,860	1,673,431
Wayfair, Inc., Class A *	30,920	1,553,730
Williams-Sonoma, Inc.	21,158	4,091,746
		797,972,726

Consumer Durables & Apparel 1.1%
Brunswick Corp.	22,310	1,799,971
Capri Holdings Ltd. *	38,108	1,857,384
Columbia Sportswear Co.	11,637	922,349
Crocs, Inc. *	19,885	2,017,930
Deckers Outdoor Corp. *	8,503	6,408,966
DR Horton, Inc.	99,127	14,166,240
Garmin Ltd.	50,510	6,035,440
Hasbro, Inc.	43,116	2,110,528
KB Home	25,673	1,529,854
Lennar Corp., Class A	82,780	12,404,583
Lululemon Athletica, Inc. *	37,933	17,214,754
Mattel, Inc. *	115,874	2,072,986
Meritage Homes Corp.	12,145	2,011,333
Mohawk Industries, Inc. *	17,641	1,839,074
Newell Brands, Inc.	122,925	1,022,736
NIKE, Inc., Class B	403,425	40,959,740
NVR, Inc. *	1,042	7,372,452
Polaris, Inc.	17,177	1,545,243
PulteGroup, Inc.	71,198	7,444,463
PVH Corp.	19,857	2,388,003
Ralph Lauren Corp., Class A	12,819	1,841,706
SharkNinja, Inc.	15,934	744,436
Skechers USA, Inc., Class A *	43,308	2,704,152
Tapestry, Inc.	74,537	2,891,290
Taylor Morrison Home Corp., Class A *	36,093	1,881,889
Tempur Sealy International, Inc.	57,182	2,852,810
Toll Brothers, Inc.	35,094	3,486,589
TopBuild Corp. *	10,503	3,876,972
VF Corp.	109,982	1,810,304
Whirlpool Corp.	18,113	1,983,736
YETI Holdings, Inc. *	28,594	1,257,278
		158,455,191

Consumer Services 2.3%
ADT, Inc.	70,628	461,201
Airbnb, Inc., Class A *	143,332	20,659,874
Aramark	85,912	2,498,321
Booking Holdings, Inc. *	11,497	40,325,383
Boyd Gaming Corp.	22,551	1,431,763
Bright Horizons Family Solutions, Inc. *	19,049	1,871,564
Caesars Entertainment, Inc. *	70,757	3,104,110
Carnival Corp. *	331,029	5,488,461
Chipotle Mexican Grill, Inc., Class A *	9,043	21,782,507
Choice Hotels International, Inc.	8,750	1,059,800
Churchill Downs, Inc.	22,452	2,716,018
Darden Restaurants, Inc.	39,411	6,407,440
Domino's Pizza, Inc.	11,440	4,875,957
DoorDash, Inc., Class A *	100,333	10,454,699
DraftKings, Inc., Class A *	154,619	6,037,872
SECURITY	NUMBER OF SHARES	VALUE ($)
Duolingo, Inc. *	11,616	2,077,986
Expedia Group, Inc. *	43,935	6,516,879
H&R Block, Inc.	47,398	2,220,122
Hilton Grand Vacations, Inc. *	23,542	981,701
Hilton Worldwide Holdings, Inc.	84,390	16,115,114
Hyatt Hotels Corp., Class A	14,630	1,878,053
Las Vegas Sands Corp.	121,561	5,946,764
Light & Wonder, Inc. *	29,268	2,352,562
Marriott International, Inc., Class A	81,184	19,462,240
McDonald's Corp.	239,080	69,983,498
MGM Resorts International *	90,374	3,919,520
Norwegian Cruise Line Holdings Ltd. *	139,998	2,491,964
Planet Fitness, Inc., Class A *	28,067	1,901,820
Royal Caribbean Cruises Ltd. *	77,861	9,927,278
Service Corp. International	48,840	3,278,141
Starbucks Corp.	376,459	35,021,981
Texas Roadhouse, Inc., Class A	22,199	2,790,858
Vail Resorts, Inc.	12,382	2,748,804
Wingstop, Inc.	9,579	2,692,753
Wyndham Hotels & Resorts, Inc.	27,442	2,138,555
Wynn Resorts Ltd.	31,874	3,009,862
Yum! Brands, Inc.	92,384	11,962,804
		338,594,229

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	131,963	2,800,255
BJ's Wholesale Club Holdings, Inc. *	44,145	2,840,289
Casey's General Stores, Inc.	12,203	3,311,406
Costco Wholesale Corp.	145,931	101,404,533
Dollar General Corp.	72,364	9,557,114
Dollar Tree, Inc. *	68,808	8,987,701
Kroger Co.	217,171	10,020,270
Performance Food Group Co. *	51,509	3,743,674
Sysco Corp.	165,982	13,432,923
Target Corp.	152,394	21,194,958
U.S. Foods Holding Corp. *	74,835	3,443,159
Walgreens Boots Alliance, Inc.	235,518	5,315,641
Walmart, Inc.	470,453	77,742,358
		263,794,281

Energy 3.9%
Antero Midstream Corp.	113,320	1,387,037
Antero Resources Corp. *	92,890	2,075,163
APA Corp.	100,220	3,139,893
Baker Hughes Co., Class A	330,521	9,419,848
ChampionX Corp.	63,418	1,738,287
Cheniere Energy, Inc.	78,732	12,911,261
Chesapeake Energy Corp.	36,769	2,835,258
Chevron Corp.	578,644	85,309,485
Chord Energy Corp.	13,795	2,121,119
Civitas Resources, Inc.	27,942	1,810,921
ConocoPhillips	391,441	43,790,505
Coterra Energy, Inc.	246,931	6,143,643
Devon Energy Corp.	211,898	8,903,954
Diamondback Energy, Inc.	58,890	9,053,749
DT Midstream, Inc.	32,329	1,735,744
EOG Resources, Inc.	192,379	21,890,806
EQT Corp.	135,337	4,790,930
Exxon Mobil Corp.	1,320,344	135,744,567
Halliburton Co.	294,035	10,482,348
Hess Corp.	91,399	12,844,301
HF Sinclair Corp.	51,359	2,901,270
Kinder Morgan, Inc.	634,880	10,742,170
Magnolia Oil & Gas Corp., Class A	61,817	1,274,667
Marathon Oil Corp.	193,503	4,421,544
Marathon Petroleum Corp.	125,047	20,707,783

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matador Resources Co.	36,362	1,995,910
Murphy Oil Corp.	48,795	1,888,366
New Fortress Energy, Inc.	21,766	723,284
Noble Corp. PLC	35,442	1,564,055
NOV, Inc.	130,977	2,555,361
Occidental Petroleum Corp.	218,412	12,573,979
ONEOK, Inc.	191,808	13,090,896
Ovintiv, Inc.	83,116	3,525,781
Patterson-UTI Energy, Inc.	105,450	1,169,440
PBF Energy, Inc., Class A	36,360	1,836,544
Permian Resources Corp., Class A	137,024	1,847,084
Phillips 66	145,278	20,965,068
Pioneer Natural Resources Co.	76,941	17,683,350
Range Resources Corp.	79,999	2,323,171
Schlumberger NV	470,500	22,913,350
SM Energy Co.	38,363	1,422,500
Southwestern Energy Co. *	365,970	2,360,506
Targa Resources Corp.	73,596	6,252,716
TechnipFMC PLC	143,413	2,773,607
Texas Pacific Land Corp.	2,062	3,013,262
Transocean Ltd. *	234,013	1,277,711
Valaris Ltd. *	20,857	1,290,423
Valero Energy Corp.	112,118	15,573,190
Weatherford International PLC *	23,565	2,110,246
Williams Cos., Inc.	400,575	13,883,929
		574,789,982

Equity Real Estate Investment Trusts (REITs) 2.4%
Agree Realty Corp.	33,136	1,975,237
Alexandria Real Estate Equities, Inc.	51,392	6,213,293
American Homes 4 Rent, Class A	105,564	3,700,018
American Tower Corp.	153,898	30,110,144
Americold Realty Trust, Inc.	87,894	2,417,085
Apartment Income REIT Corp.	48,573	1,587,851
AvalonBay Communities, Inc.	46,990	8,411,680
Boston Properties, Inc.	47,345	3,148,443
Brixmor Property Group, Inc.	98,553	2,211,529
Camden Property Trust	35,247	3,307,578
Crown Castle, Inc.	142,956	15,474,987
CubeSmart	74,249	3,209,042
Digital Realty Trust, Inc.	99,685	14,001,755
EastGroup Properties, Inc.	15,066	2,673,160
Equinix, Inc.	30,951	25,682,211
Equity LifeStyle Properties, Inc.	61,225	4,144,320
Equity Residential	113,371	6,823,800
Essex Property Trust, Inc.	21,194	4,943,924
Extra Space Storage, Inc.	69,293	10,008,681
Federal Realty Investment Trust	24,356	2,477,736
First Industrial Realty Trust, Inc.	44,038	2,268,838
Gaming & Leisure Properties, Inc.	88,445	4,037,514
Healthcare Realty Trust, Inc., Class A	126,483	2,037,641
Healthpeak Properties, Inc.	181,384	3,355,604
Host Hotels & Resorts, Inc.	235,491	4,526,137
Invitation Homes, Inc.	190,615	6,276,952
Iron Mountain, Inc.	96,314	6,503,121
Kilroy Realty Corp.	36,066	1,289,720
Kimco Realty Corp.	219,207	4,427,981
Kite Realty Group Trust	73,241	1,567,357
Lamar Advertising Co., Class A	28,930	3,028,392
Medical Properties Trust, Inc. (a)	195,366	605,635
Mid-America Apartment Communities, Inc.	38,544	4,871,191
NET Lease Office Properties	4,763	118,027
NNN REIT, Inc.	60,482	2,439,844
Omega Healthcare Investors, Inc.	82,721	2,398,909
Prologis, Inc.	304,234	38,543,405
Public Storage	52,135	14,764,111
Rayonier, Inc.	45,440	1,376,832
SECURITY	NUMBER OF SHARES	VALUE ($)
Realty Income Corp.	274,277	14,917,926
Regency Centers Corp.	54,256	3,400,224
Rexford Industrial Realty, Inc.	69,584	3,659,423
Ryman Hospitality Properties, Inc.	19,635	2,157,887
SBA Communications Corp., Class A	35,756	8,004,338
Simon Property Group, Inc.	107,357	14,880,754
STAG Industrial, Inc.	58,921	2,176,542
Sun Communities, Inc.	41,088	5,150,381
Terreno Realty Corp.	27,741	1,656,970
UDR, Inc.	99,840	3,596,237
Ventas, Inc.	133,563	6,195,988
VICI Properties, Inc., Class A	342,930	10,329,052
Vornado Realty Trust	52,953	1,439,792
Welltower, Inc.	182,257	15,767,053
Weyerhaeuser Co.	239,449	7,846,744
WP Carey, Inc.	72,316	4,480,699
		362,619,695

Financial Services 7.9%
Affiliated Managers Group, Inc.	11,185	1,664,775
Affirm Holdings, Inc. *	73,210	2,965,737
AGNC Investment Corp.	223,218	2,116,107
Ally Financial, Inc.	89,346	3,277,211
American Express Co.	189,666	38,073,553
Ameriprise Financial, Inc.	33,410	12,923,990
Annaly Capital Management, Inc.	164,827	3,163,030
Apollo Global Management, Inc.	144,177	14,475,371
ARES Management Corp., Class A	55,706	6,767,165
Bank of New York Mellon Corp.	254,165	14,095,991
Berkshire Hathaway, Inc., Class B *	599,786	230,161,880
BlackRock, Inc.	46,122	35,712,726
Blackstone, Inc.	234,499	29,183,401
Block, Inc. *	182,536	11,866,665
Blue Owl Capital, Inc., Class A	133,762	2,078,661
Capital One Financial Corp.	125,709	17,010,942
Carlyle Group, Inc.	71,992	2,881,120
Cboe Global Markets, Inc.	34,869	6,410,666
Charles Schwab Corp. (b)	487,000	30,642,040
CME Group, Inc.	118,816	24,457,085
Coinbase Global, Inc., Class A *	56,358	7,225,096
Corebridge Financial, Inc.	78,962	1,908,512
Credit Acceptance Corp. *	2,124	1,149,233
Discover Financial Services	82,585	8,714,369
Enact Holdings, Inc.	9,788	278,860
Equitable Holdings, Inc.	104,716	3,423,166
Essent Group Ltd.	34,668	1,912,287
Evercore, Inc., Class A	11,493	1,973,693
FactSet Research Systems, Inc.	12,495	5,946,620
Fidelity National Information Services, Inc.	195,399	12,165,542
Fiserv, Inc. *	197,571	28,029,398
FleetCor Technologies, Inc. *	23,821	6,906,422
Franklin Resources, Inc.	92,511	2,463,568
Global Payments, Inc.	85,827	11,434,731
Goldman Sachs Group, Inc.	107,458	41,264,947
Houlihan Lokey, Inc., Class A	16,846	2,017,814
Interactive Brokers Group, Inc., Class A	35,015	3,107,581
Intercontinental Exchange, Inc.	188,679	24,024,497
Invesco Ltd.	146,958	2,326,345
Jack Henry & Associates, Inc.	23,805	3,947,583
Janus Henderson Group PLC	43,410	1,248,472
Jefferies Financial Group, Inc.	55,875	2,277,465
KKR & Co., Inc.	218,892	18,951,669
LPL Financial Holdings, Inc.	25,020	5,984,534
MarketAxess Holdings, Inc.	12,647	2,852,025
Mastercard, Inc., Class A	272,974	122,628,110
MGIC Investment Corp.	89,798	1,781,592

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	51,917	20,353,541
Morgan Stanley	416,311	36,318,972
Morningstar, Inc.	8,561	2,391,087
MSCI, Inc., Class A	26,052	15,595,248
Nasdaq, Inc.	112,918	6,523,273
Northern Trust Corp.	68,033	5,418,148
OneMain Holdings, Inc.	40,289	1,917,756
PayPal Holdings, Inc. *	355,457	21,807,287
Raymond James Financial, Inc.	62,294	6,863,553
Remitly Global, Inc. *	43,486	745,350
Rithm Capital Corp.	160,559	1,717,981
Robinhood Markets, Inc., Class A *	170,594	1,832,180
S&P Global, Inc.	106,796	47,881,987
SEI Investments Co.	32,442	2,051,632
SoFi Technologies, Inc. *	311,954	2,442,600
Starwood Property Trust, Inc.	98,071	1,993,783
State Street Corp.	101,926	7,529,274
Stifel Financial Corp.	33,344	2,432,445
Synchrony Financial	137,429	5,341,865
T Rowe Price Group, Inc.	73,653	7,987,668
Toast, Inc., Class A *	123,786	2,199,677
Tradeweb Markets, Inc., Class A	37,916	3,616,807
Visa, Inc., Class A	525,410	143,573,537
Voya Financial, Inc.	34,719	2,512,614
Western Union Co.	119,697	1,504,591
WEX, Inc. *	14,090	2,879,855
		1,171,304,958

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	582,690	23,377,523
Archer-Daniels-Midland Co.	175,690	9,764,850
Brown-Forman Corp., Class B	60,000	3,294,000
Bunge Global SA	48,004	4,228,672
Campbell Soup Co.	64,335	2,871,271
Celsius Holdings, Inc. *	48,402	2,415,260
Coca-Cola Co.	1,282,830	76,315,557
Coca-Cola Consolidated, Inc.	1,545	1,330,848
Conagra Brands, Inc.	157,208	4,582,613
Constellation Brands, Inc., Class A	53,242	13,048,549
Darling Ingredients, Inc. *	51,885	2,246,620
Flowers Foods, Inc.	62,600	1,427,280
General Mills, Inc.	191,515	12,431,239
Hershey Co.	49,524	9,584,875
Hormel Foods Corp.	95,622	2,904,040
Ingredion, Inc.	21,104	2,270,157
J M Smucker Co.	34,938	4,596,094
Kellanova	86,599	4,742,161
Keurig Dr Pepper, Inc.	332,229	10,445,280
Kraft Heinz Co.	263,460	9,782,270
Lamb Weston Holdings, Inc.	47,615	4,877,681
Lancaster Colony Corp.	6,855	1,259,812
McCormick & Co., Inc. - Non Voting Shares	83,143	5,667,027
Molson Coors Beverage Co., Class B	60,833	3,758,871
Mondelez International, Inc., Class A	447,994	33,720,508
Monster Beverage Corp. *	243,692	13,407,934
National Beverage Corp. *	7,583	350,638
PepsiCo, Inc.	453,317	76,397,514
Philip Morris International, Inc.	511,967	46,512,202
Pilgrim's Pride Corp. *	14,517	394,427
Post Holdings, Inc. *	16,862	1,565,974
Tyson Foods, Inc., Class A	94,548	5,177,448
WK Kellogg Co.	21,231	275,791
		395,024,986

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.2%
Abbott Laboratories	572,137	64,737,302
Acadia Healthcare Co., Inc. *	30,436	2,500,013
agilon health, Inc. *	99,327	585,036
Align Technology, Inc. *	23,609	6,311,158
Baxter International, Inc.	167,277	6,471,947
Becton Dickinson & Co.	95,559	22,820,445
Boston Scientific Corp. *	482,269	30,508,337
Cardinal Health, Inc.	81,439	8,892,324
Cencora, Inc.	55,149	12,832,069
Centene Corp. *	176,397	13,284,458
Chemed Corp.	4,967	2,944,388
Cigna Group	96,448	29,026,026
Cooper Cos., Inc.	16,334	6,093,072
CVS Health Corp.	423,897	31,525,220
DaVita, Inc. *	17,575	1,900,912
DENTSPLY SIRONA, Inc.	70,164	2,438,199
Dexcom, Inc. *	127,392	15,459,019
Edwards Lifesciences Corp. *	200,191	15,708,988
Elevance Health, Inc.	77,455	38,219,395
Encompass Health Corp.	33,148	2,354,834
Ensign Group, Inc.	18,467	2,090,834
Envista Holdings Corp. *	57,021	1,339,993
GE HealthCare Technologies, Inc.	129,115	9,471,876
Globus Medical, Inc., Class A *	37,860	1,998,629
Haemonetics Corp. *	16,597	1,269,007
HCA Healthcare, Inc.	65,395	19,938,935
HealthEquity, Inc. *	28,181	2,129,920
Henry Schein, Inc. *	42,438	3,176,060
Hologic, Inc. *	80,235	5,972,693
Humana, Inc.	40,633	15,361,712
IDEXX Laboratories, Inc. *	27,353	14,088,983
Inspire Medical Systems, Inc. *	9,880	2,083,396
Insulet Corp. *	23,037	4,397,072
Intuitive Surgical, Inc. *	116,073	43,901,130
Laboratory Corp. of America Holdings	28,107	6,248,186
Lantheus Holdings, Inc. *	22,460	1,166,348
Masimo Corp. *	14,577	1,879,558
McKesson Corp.	43,794	21,892,183
Medtronic PLC	438,358	38,373,859
Molina Healthcare, Inc. *	19,195	6,841,866
Neogen Corp. *	64,750	1,003,625
Option Care Health, Inc. *	59,258	1,851,220
Penumbra, Inc. *	12,628	3,184,655
Quest Diagnostics, Inc.	37,011	4,753,323
QuidelOrtho Corp. *	16,191	1,109,245
R1 RCM, Inc. *	65,068	666,296
ResMed, Inc.	48,504	9,225,461
Shockwave Medical, Inc. *	12,128	2,743,960
STERIS PLC	32,669	7,152,878
Stryker Corp.	111,550	37,422,794
Surgery Partners, Inc. *	24,184	742,207
Teleflex, Inc.	15,519	3,768,479
Tenet Healthcare Corp. *	33,736	2,791,317
UnitedHealth Group, Inc.	304,897	156,027,991
Universal Health Services, Inc., Class B	20,215	3,210,344
Veeva Systems, Inc., Class A *	48,097	9,975,799
Zimmer Biomet Holdings, Inc.	68,941	8,658,990
		772,523,966

Household & Personal Products 1.4%
BellRing Brands, Inc. *	43,140	2,384,348
Church & Dwight Co., Inc.	81,587	8,146,462
Clorox Co.	40,870	5,936,368
Colgate-Palmolive Co.	271,336	22,846,491

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coty, Inc., Class A *	123,457	1,491,361
elf Beauty, Inc. *	18,410	2,936,947
Estee Lauder Cos., Inc., Class A	76,605	10,111,094
Inter Parfums, Inc.	5,918	823,490
Kenvue, Inc.	568,740	11,807,042
Kimberly-Clark Corp.	111,354	13,470,493
Procter & Gamble Co.	776,931	122,086,937
Reynolds Consumer Products, Inc.	17,599	478,165
		202,519,198

Insurance 2.2%
Aflac, Inc.	175,703	14,818,791
Allstate Corp.	86,191	13,381,153
American Financial Group, Inc.	21,215	2,554,286
American International Group, Inc.	231,582	16,097,265
Aon PLC, Class A	66,030	19,705,333
Arch Capital Group Ltd. *	122,816	10,123,723
Arthur J Gallagher & Co.	71,273	16,546,740
Assurant, Inc.	17,616	2,958,607
Axis Capital Holdings Ltd.	25,789	1,534,961
Brown & Brown, Inc.	77,801	6,034,246
Chubb Ltd.	134,498	32,952,010
Cincinnati Financial Corp.	51,880	5,748,304
CNA Financial Corp.	8,907	392,531
Erie Indemnity Co., Class A	8,245	2,851,368
Everest Group Ltd.	14,353	5,525,474
Fidelity National Financial, Inc.	84,998	4,252,450
First American Financial Corp.	34,035	2,054,012
Globe Life, Inc.	28,023	3,441,785
Hartford Financial Services Group, Inc.	99,389	8,642,867
Kinsale Capital Group, Inc.	7,167	2,849,384
Lincoln National Corp.	56,360	1,547,082
Loews Corp.	59,966	4,369,123
Markel Group, Inc. *	4,352	6,516,815
Marsh & McLennan Cos., Inc.	162,662	31,530,402
MetLife, Inc.	205,253	14,228,138
Old Republic International Corp.	86,185	2,416,627
Primerica, Inc.	11,581	2,711,807
Principal Financial Group, Inc.	71,913	5,688,318
Progressive Corp.	192,754	34,358,401
Prudential Financial, Inc.	119,050	12,491,917
Reinsurance Group of America, Inc.	21,829	3,795,845
RenaissanceRe Holdings Ltd.	16,685	3,818,029
RLI Corp.	13,011	1,774,310
Ryan Specialty Holdings, Inc., Class A *	32,735	1,418,080
Selective Insurance Group, Inc.	20,045	2,101,919
Travelers Cos., Inc.	75,276	15,910,335
Unum Group	59,864	2,893,826
W R Berkley Corp.	67,820	5,553,102
Willis Towers Watson PLC	34,049	8,386,269
		333,975,635

Materials 2.5%
Air Products & Chemicals, Inc.	73,290	18,740,986
Albemarle Corp.	38,927	4,466,484
Alcoa Corp.	58,364	1,736,329
Amcor PLC	476,347	4,491,952
AptarGroup, Inc.	21,613	2,807,096
Ashland, Inc.	16,390	1,534,432
ATI, Inc. *	42,313	1,729,332
Avery Dennison Corp.	26,364	5,258,300
Axalta Coating Systems Ltd. *	73,146	2,371,393
Balchem Corp.	10,774	1,510,084
Ball Corp.	103,875	5,759,869
Berry Global Group, Inc.	39,299	2,572,513
SECURITY	NUMBER OF SHARES	VALUE ($)
Celanese Corp., Class A	32,992	4,826,400
CF Industries Holdings, Inc.	63,323	4,781,520
Chemours Co.	49,159	1,483,127
Cleveland-Cliffs, Inc. *	164,493	3,298,085
Commercial Metals Co.	39,305	2,052,507
Corteva, Inc.	232,208	10,560,820
Crown Holdings, Inc.	39,751	3,517,963
Dow, Inc.	230,562	12,358,123
DuPont de Nemours, Inc.	141,896	8,769,173
Eagle Materials, Inc.	11,430	2,586,380
Eastman Chemical Co.	38,554	3,221,187
Ecolab, Inc.	83,581	16,567,426
Element Solutions, Inc.	74,009	1,645,220
FMC Corp.	41,511	2,332,918
Freeport-McMoRan, Inc.	473,529	18,794,366
Graphic Packaging Holding Co.	101,910	2,599,724
Huntsman Corp.	53,525	1,313,504
International Flavors & Fragrances, Inc.	84,184	6,791,965
International Paper Co.	114,435	4,100,206
Linde PLC	159,771	64,680,094
Louisiana-Pacific Corp.	21,230	1,412,857
LyondellBasell Industries NV, Class A	84,438	7,947,305
Martin Marietta Materials, Inc.	20,425	10,384,478
Mosaic Co.	107,504	3,301,448
NewMarket Corp.	2,270	1,266,229
Newmont Corp.	379,493	13,096,303
Nucor Corp.	81,194	15,177,594
Olin Corp.	40,063	2,086,080
Packaging Corp. of America	29,634	4,915,688
PPG Industries, Inc.	77,734	10,963,603
Reliance Steel & Aluminum Co.	18,900	5,394,438
Royal Gold, Inc.	21,829	2,497,019
RPM International, Inc.	42,742	4,558,862
Sealed Air Corp.	47,159	1,629,343
Sherwin-Williams Co.	77,720	23,656,414
Silgan Holdings, Inc.	27,344	1,256,183
Sonoco Products Co.	32,329	1,839,520
Steel Dynamics, Inc.	50,271	6,067,207
Summit Materials, Inc., Class A *	39,104	1,414,783
U.S. Steel Corp.	72,330	3,400,957
Vulcan Materials Co.	43,661	9,867,823
Westlake Corp.	10,575	1,463,051
Westrock Co.	84,636	3,407,445
		366,264,108

Media & Entertainment 7.5%
Alphabet, Inc., Class A *	1,950,951	273,328,235
Alphabet, Inc., Class C *	1,641,879	232,818,442
Charter Communications, Inc., Class A *	33,158	12,292,002
Comcast Corp., Class A	1,323,756	61,607,604
Electronic Arts, Inc.	80,772	11,112,612
Endeavor Group Holdings, Inc., Class A	62,581	1,548,880
Fox Corp., Class A	121,018	3,908,881
IAC, Inc. *	23,099	1,159,801
Interpublic Group of Cos., Inc.	125,676	4,146,051
Liberty Broadband Corp., Class C *	37,734	2,960,232
Liberty Media Corp.-Liberty Formula One, Class C *	68,100	4,579,725
Liberty Media Corp.-Liberty SiriusXM, Class C *	48,500	1,472,460
Live Nation Entertainment, Inc. *	46,617	4,141,920
Match Group, Inc. *	90,497	3,473,275
Meta Platforms, Inc., Class A *	731,699	285,465,048
Netflix, Inc. *	144,280	81,389,791

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New York Times Co., Class A	53,955	2,620,055
News Corp., Class A	125,716	3,097,642
Nexstar Media Group, Inc., Class A	10,622	1,887,636
Omnicom Group, Inc.	65,653	5,933,718
Paramount Global, Class B	159,144	2,321,911
Pinterest, Inc., Class A *	193,374	7,245,724
ROBLOX Corp., Class A *	160,839	6,242,162
Roku, Inc. *	41,433	3,648,590
Sirius XM Holdings, Inc. (a)	214,050	1,089,514
Snap, Inc., Class A *	341,262	5,422,653
Take-Two Interactive Software, Inc. *	52,232	8,614,624
TKO Group Holdings, Inc.	19,726	1,650,869
Trade Desk, Inc., Class A *	147,567	10,098,010
Walt Disney Co.	602,558	57,875,696
Warner Bros Discovery, Inc. *	732,648	7,341,133
Warner Music Group Corp., Class A	45,495	1,660,112
ZoomInfo Technologies, Inc., Class A *	95,942	1,538,910
		1,113,693,918

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	34,014	1,417,363
AbbVie, Inc.	582,126	95,701,514
ACADIA Pharmaceuticals, Inc. *	39,378	1,020,284
Agilent Technologies, Inc.	96,390	12,540,339
Alkermes PLC *	54,557	1,475,767
Alnylam Pharmaceuticals, Inc. *	41,618	7,196,168
Amgen, Inc.	176,426	55,443,635
Apellis Pharmaceuticals, Inc. *	33,214	2,102,114
Avantor, Inc. *	222,080	5,105,619
Biogen, Inc. *	47,735	11,774,315
BioMarin Pharmaceutical, Inc. *	61,975	5,458,758
Bio-Rad Laboratories, Inc., Class A *	6,869	2,204,193
Bio-Techne Corp.	51,921	3,651,085
Bridgebio Pharma, Inc. *	42,564	1,459,520
Bristol-Myers Squibb Co.	671,165	32,799,834
Bruker Corp.	30,629	2,190,280
Catalent, Inc. *	58,550	3,023,522
Charles River Laboratories International, Inc. *	16,899	3,654,916
Danaher Corp.	216,819	52,017,046
Elanco Animal Health, Inc. *	162,894	2,401,058
Eli Lilly & Co.	262,885	169,721,185
Exact Sciences Corp. *	59,738	3,906,865
Exelixis, Inc. *	101,282	2,203,896
Gilead Sciences, Inc.	411,210	32,181,295
Halozyme Therapeutics, Inc. *	42,934	1,453,316
Illumina, Inc. *	52,348	7,486,287
Incyte Corp. *	60,626	3,562,990
Intra-Cellular Therapies, Inc. *	29,575	1,991,580
Ionis Pharmaceuticals, Inc. *	47,141	2,422,576
IQVIA Holdings, Inc. *	60,422	12,581,673
Jazz Pharmaceuticals PLC *	20,615	2,529,873
Johnson & Johnson	793,703	126,119,407
Karuna Therapeutics, Inc. *	11,776	3,690,834
Medpace Holdings, Inc. *	7,639	2,227,380
Merck & Co., Inc.	835,622	100,926,425
Mettler-Toledo International, Inc. *	7,179	8,594,627
Moderna, Inc. *	108,893	11,003,638
Mural Oncology PLC *	5,455	23,947
Natera, Inc. *	37,275	2,457,913
Neurocrine Biosciences, Inc. *	32,210	4,501,992
Organon & Co.	81,415	1,355,560
Perrigo Co. PLC	45,401	1,456,464
Pfizer, Inc.	1,861,917	50,420,712
Regeneron Pharmaceuticals, Inc. *	35,329	33,307,475
Repligen Corp. *	17,121	3,242,717
Revvity, Inc.	40,855	4,378,839
SECURITY	NUMBER OF SHARES	VALUE ($)
Roivant Sciences Ltd. *	106,086	1,060,860
Royalty Pharma PLC, Class A	127,798	3,628,185
Sarepta Therapeutics, Inc. *	30,735	3,657,158
Sotera Health Co. *	31,432	462,679
Thermo Fisher Scientific, Inc.	127,393	68,662,279
United Therapeutics Corp. *	15,453	3,318,995
Vaxcyte, Inc. *	28,062	2,004,188
Vertex Pharmaceuticals, Inc. *	84,992	36,833,833
Viatris, Inc.	397,767	4,681,718
Waters Corp. *	19,478	6,188,355
West Pharmaceutical Services, Inc.	24,396	9,100,440
Zoetis, Inc.	151,248	28,405,887
		1,064,391,373

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	100,711	8,692,366
CoStar Group, Inc. *	134,692	11,244,088
Jones Lang LaSalle, Inc. *	15,862	2,808,526
Zillow Group, Inc., Class C *	52,001	2,955,737
		25,700,717

Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc. *	532,656	89,321,085
Allegro MicroSystems, Inc. *	23,617	612,625
Amkor Technology, Inc.	35,628	1,127,982
Analog Devices, Inc.	164,105	31,567,238
Applied Materials, Inc.	276,056	45,356,001
Axcelis Technologies, Inc. *	10,789	1,403,109
Broadcom, Inc.	144,683	170,725,940
Cirrus Logic, Inc. *	17,332	1,338,030
Enphase Energy, Inc. *	45,375	4,724,899
Entegris, Inc.	49,440	5,819,088
First Solar, Inc. *	35,019	5,123,280
GLOBALFOUNDRIES, Inc. *(a)	27,339	1,503,098
Intel Corp.	1,389,785	59,871,938
KLA Corp.	44,742	26,578,538
Lam Research Corp.	43,404	35,815,679
Lattice Semiconductor Corp. *	45,514	2,769,982
MACOM Technology Solutions Holdings, Inc. *	17,768	1,532,135
Marvell Technology, Inc.	284,618	19,268,639
Microchip Technology, Inc.	178,631	15,215,788
Micron Technology, Inc.	361,952	31,037,384
MKS Instruments, Inc.	20,756	2,209,476
Monolithic Power Systems, Inc.	15,804	9,525,387
NVIDIA Corp.	814,235	500,974,368
NXP Semiconductors NV	84,896	17,876,551
ON Semiconductor Corp. *	142,413	10,129,837
Onto Innovation, Inc. *	16,132	2,605,318
Power Integrations, Inc.	18,223	1,365,996
Qorvo, Inc. *	32,329	3,224,494
QUALCOMM, Inc.	366,840	54,479,408
Rambus, Inc. *	35,774	2,451,592
Skyworks Solutions, Inc.	52,505	5,484,672
SolarEdge Technologies, Inc. *	18,663	1,241,089
Teradyne, Inc.	50,318	4,860,216
Texas Instruments, Inc.	299,447	47,947,454
Universal Display Corp.	14,283	2,424,825
Wolfspeed, Inc. *	40,813	1,328,463
		1,218,841,604

Software & Services 12.8%
Accenture PLC, Class A	206,895	75,284,953
Adobe, Inc. *	150,098	92,727,542
Akamai Technologies, Inc. *	49,529	6,103,459
Amdocs Ltd.	39,099	3,584,596

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ANSYS, Inc. *	28,579	9,369,054
AppLovin Corp., Class A *	42,628	1,753,290
Aspen Technology, Inc. *	9,171	1,760,740
Atlassian Corp., Class A *	51,128	12,770,241
Autodesk, Inc. *	70,384	17,864,163
Bentley Systems, Inc., Class B	75,482	3,804,293
Bill Holdings, Inc. *	32,089	2,504,546
Cadence Design Systems, Inc. *	89,563	25,835,343
CCC Intelligent Solutions Holdings, Inc. *	83,102	913,291
Cloudflare, Inc., Class A *	97,599	7,715,201
Cognizant Technology Solutions Corp., Class A	165,534	12,765,982
Confluent, Inc., Class A *	72,744	1,626,556
Crowdstrike Holdings, Inc., Class A *	74,550	21,805,875
Datadog, Inc., Class A *	99,653	12,400,819
DocuSign, Inc., Class A *	66,944	4,078,228
Dolby Laboratories, Inc., Class A	19,626	1,632,491
DoubleVerify Holdings, Inc. *	45,456	1,818,695
Dropbox, Inc., Class A *	84,678	2,682,599
Dynatrace, Inc. *	78,042	4,448,394
Elastic NV *	26,547	3,107,592
EPAM Systems, Inc. *	19,161	5,328,866
Fair Isaac Corp. *	8,157	9,778,856
Five9, Inc. *	23,627	1,792,344
Fortinet, Inc. *	210,196	13,555,540
Gartner, Inc. *	25,743	11,775,878
Gen Digital, Inc.	184,768	4,338,353
Gitlab, Inc., Class A *	28,553	2,030,404
GoDaddy, Inc., Class A *	46,530	4,962,890
Guidewire Software, Inc. *	26,933	3,007,877
HubSpot, Inc. *	16,621	10,155,431
Informatica, Inc., Class A *	12,317	369,510
International Business Machines Corp.	300,984	55,278,721
Intuit, Inc.	92,399	58,334,261
Manhattan Associates, Inc. *	20,148	4,887,099
Microsoft Corp.	2,450,085	974,104,794
MongoDB, Inc., Class A *	23,534	9,425,838
Nutanix, Inc., Class A *	80,359	4,516,176
Okta, Inc. *	51,282	4,238,457
Oracle Corp.	523,781	58,506,338
Palantir Technologies, Inc., Class A *	634,603	10,210,762
Palo Alto Networks, Inc. *	102,481	34,690,843
Procore Technologies, Inc. *	29,112	2,078,306
PTC, Inc. *	39,358	7,110,023
Qualys, Inc. *	12,068	2,282,904
Roper Technologies, Inc.	35,219	18,912,603
Salesforce, Inc. *	320,744	90,157,931
Samsara, Inc., Class A *	53,859	1,691,173
ServiceNow, Inc. *	67,594	51,736,448
Smartsheet, Inc., Class A *	44,429	1,997,972
Snowflake, Inc., Class A *	108,743	21,274,480
Splunk, Inc. *	51,129	7,841,655
SPS Commerce, Inc. *	11,983	2,202,475
Synopsys, Inc. *	50,123	26,733,102
Tenable Holdings, Inc. *	38,159	1,797,289
Teradata Corp. *	32,845	1,516,782
Twilio, Inc., Class A *	59,441	4,180,485
Tyler Technologies, Inc. *	13,842	5,851,705
UiPath, Inc., Class A *	135,347	3,110,274
Unity Software, Inc. *	79,311	2,569,676
VeriSign, Inc. *	29,096	5,786,612
Workday, Inc., Class A *	68,268	19,870,767
Workiva, Inc., Class A *	15,581	1,448,098
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Video Communications, Inc., Class A *	83,935	5,423,040
Zscaler, Inc. *	29,143	6,868,131
		1,902,089,112

Technology Hardware & Equipment 7.8%
Advanced Energy Industries, Inc.	12,551	1,307,563
Amphenol Corp., Class A	197,184	19,935,302
Apple, Inc.	4,819,336	888,685,559
Arista Networks, Inc. *	83,071	21,488,806
Arrow Electronics, Inc. *	17,504	1,945,570
Avnet, Inc.	30,117	1,364,300
Badger Meter, Inc.	9,639	1,387,920
CDW Corp.	44,222	10,026,012
Ciena Corp. *	49,018	2,597,954
Cisco Systems, Inc.	1,335,225	67,001,591
Cognex Corp.	57,459	2,076,568
Coherent Corp. *	42,891	2,039,038
Corning, Inc.	252,692	8,209,963
Dell Technologies, Inc., Class C	83,504	6,920,812
F5, Inc. *	19,564	3,593,907
Fabrinet *	11,889	2,538,420
Hewlett Packard Enterprise Co.	422,970	6,467,211
HP, Inc.	286,288	8,219,329
Insight Enterprises, Inc. *	9,084	1,678,178
IPG Photonics Corp. *	9,544	934,262
Jabil, Inc.	42,231	5,291,122
Juniper Networks, Inc.	103,618	3,829,721
Keysight Technologies, Inc. *	58,288	8,933,219
Littelfuse, Inc.	8,248	1,995,191
Motorola Solutions, Inc.	54,786	17,504,127
NetApp, Inc.	68,390	5,963,608
Novanta, Inc. *	11,729	1,812,717
Pure Storage, Inc., Class A *	97,659	3,905,384
Seagate Technology Holdings PLC	64,130	5,494,658
Super Micro Computer, Inc. *	15,288	8,096,678
TD SYNNEX Corp.	18,986	1,898,220
TE Connectivity Ltd.	102,559	14,582,864
Teledyne Technologies, Inc. *	15,542	6,503,861
Trimble, Inc. *	81,822	4,161,467
Ubiquiti, Inc.	1,380	173,521
Vontier Corp.	51,143	1,769,036
Western Digital Corp. *	106,896	6,119,796
Zebra Technologies Corp., Class A *	16,966	4,064,205
		1,160,517,660

Telecommunication Services 0.9%
AT&T, Inc.	2,354,211	41,645,993
GCI Liberty, Inc. *(c)	32,171	0
Iridium Communications, Inc.	41,371	1,500,112
Liberty Global Ltd., Class C *	63,255	1,324,560
T-Mobile U.S., Inc.	167,543	27,012,958
Verizon Communications, Inc.	1,386,254	58,707,857
		130,191,480

Transportation 1.7%
Alaska Air Group, Inc. *	42,500	1,522,775
American Airlines Group, Inc. *	215,056	3,060,247
Avis Budget Group, Inc.	6,097	998,140
CH Robinson Worldwide, Inc.	38,234	3,215,097
CSX Corp.	650,312	23,216,138
Delta Air Lines, Inc.	212,280	8,308,639
Expeditors International of Washington, Inc.	47,969	6,059,924
FedEx Corp.	76,332	18,418,148
GXO Logistics, Inc. *	39,400	2,142,572

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hertz Global Holdings, Inc. *	44,500	371,575
JB Hunt Transport Services, Inc.	26,742	5,374,607
Joby Aviation, Inc. *	121,223	661,878
Kirby Corp. *	19,683	1,548,265
Knight-Swift Transportation Holdings, Inc.	53,305	3,058,641
Landstar System, Inc.	11,995	2,299,681
Lyft, Inc., Class A *	113,445	1,416,928
Norfolk Southern Corp.	74,435	17,510,089
Old Dominion Freight Line, Inc.	29,529	11,546,430
Ryder System, Inc.	14,304	1,624,505
Saia, Inc. *	8,786	3,958,796
Southwest Airlines Co.	197,380	5,899,688
Uber Technologies, Inc. *	678,470	44,283,737
U-Haul Holding Co. - Non Voting	32,657	2,085,803
Union Pacific Corp.	200,698	48,956,263
United Airlines Holdings, Inc. *	108,718	4,498,751
United Parcel Service, Inc., Class B	238,629	33,861,455
XPO, Inc. *	38,277	3,270,387
		259,169,159

Utilities 2.1%
AES Corp.	220,912	3,684,812
Alliant Energy Corp.	83,132	4,045,203
Ameren Corp.	86,646	6,027,962
American Electric Power Co., Inc.	173,683	13,571,590
American Water Works Co., Inc.	64,288	7,972,998
Atmos Energy Corp.	49,137	5,598,670
Avangrid, Inc.	23,070	700,867
CenterPoint Energy, Inc.	208,319	5,820,433
CMS Energy Corp.	96,313	5,505,251
Consolidated Edison, Inc.	113,712	10,336,421
Constellation Energy Corp.	105,312	12,848,064
Dominion Energy, Inc.	275,953	12,616,571
DTE Energy Co.	68,021	7,170,774
Duke Energy Corp.	253,909	24,332,099
Edison International	126,604	8,543,238
Entergy Corp.	69,751	6,958,360
Essential Utilities, Inc.	83,448	2,992,445
Evergy, Inc.	76,061	3,861,617
Eversource Energy	114,259	6,195,123
Exelon Corp.	328,286	11,427,636
FirstEnergy Corp.	168,791	6,191,254
IDACORP, Inc.	16,635	1,540,068
National Fuel Gas Co.	30,584	1,442,341
NextEra Energy, Inc.	676,476	39,661,788
NiSource, Inc.	136,452	3,543,658
NRG Energy, Inc.	74,496	3,951,268
OGE Energy Corp.	66,167	2,199,391
Ormat Technologies, Inc.	18,202	1,177,305
PG&E Corp.	703,684	11,871,149
Pinnacle West Capital Corp.	37,505	2,584,095
Portland General Electric Co.	33,396	1,366,898
SECURITY	NUMBER OF SHARES	VALUE ($)
PPL Corp.	243,968	6,391,962
Public Service Enterprise Group, Inc.	163,759	9,496,384
Sempra	207,992	14,883,908
Southern Co.	359,212	24,972,418
Southwest Gas Holdings, Inc.	19,818	1,162,920
UGI Corp.	68,171	1,509,306
Vistra Corp.	111,073	4,557,325
WEC Energy Group, Inc.	104,247	8,418,988
Xcel Energy, Inc.	181,623	10,873,769
		318,006,329
Total Common Stocks (Cost $3,359,723,879)		14,774,293,955

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)	55,886,969	55,886,969
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)(e)	5,180,405	5,180,405
		61,067,374
Total Short-Term Investments (Cost $61,067,374)		61,067,374
Total Investments in Securities (Cost $3,420,791,253)		14,835,361,329

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	280	68,187,000	1,170,102

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,004,953.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$145,108	$—	$—	$5,273,144	$30,642,040	487,000	$121,425

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$14,644,102,475	$—	$—	$14,644,102,475
Telecommunication Services	130,191,480	—	0 *	130,191,480
Short-Term Investments [1]	61,067,374	—	—	61,067,374
Futures Contracts [2]	1,170,102	—	—	1,170,102
Total	$14,836,531,431	$—	$0	$14,836,531,431

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	216,860	7,527,211
American Axle & Manufacturing Holdings, Inc. *	263,203	2,129,312
Atmus Filtration Technologies, Inc. *(a)	38,038	849,389
Cooper-Standard Holdings, Inc. *	38,477	676,810
Dana, Inc.	301,454	4,087,716
Dorman Products, Inc. *	60,923	4,959,741
Fisker, Inc. *(a)	483,340	387,832
Fox Factory Holding Corp. *	98,917	6,235,728
Gentherm, Inc. *	75,772	3,648,422
Goodyear Tire & Rubber Co. *	650,822	9,072,459
Holley, Inc. *	122,088	582,360
LCI Industries	57,303	6,376,678
Livewire Group, Inc., Class A *(a)	44,591	442,343
Luminar Technologies, Inc., Class A *(a)	627,482	1,706,751
Modine Manufacturing Co. *	119,350	8,245,891
Patrick Industries, Inc.	49,456	4,964,888
Solid Power, Inc. *	354,285	573,942
Standard Motor Products, Inc.	47,590	1,920,257
Stoneridge, Inc. *	61,766	1,098,817
Visteon Corp. *	63,791	7,354,464
Winnebago Industries, Inc.	67,059	4,407,117
Workhorse Group, Inc. *	500,432	132,614
XPEL, Inc. *	52,307	2,795,809
		80,176,551

Banks 9.2%
1st Source Corp.	38,405	2,007,429
ACNB Corp.	19,184	748,752
Amalgamated Financial Corp.	40,866	1,085,401
Amerant Bancorp, Inc.	59,902	1,354,384
American National Bankshares, Inc.	23,588	1,068,301
Ameris Bancorp	153,396	7,614,577
Ames National Corp.	19,703	416,521
Arrow Financial Corp.	33,861	852,959
Associated Banc-Corp.	350,402	7,361,946
Atlantic Union Bankshares Corp.	173,598	5,930,108
Axos Financial, Inc. *	128,365	7,115,272
Banc of California, Inc.	303,362	4,180,328
BancFirst Corp.	51,015	4,515,338
Bancorp, Inc. *	120,277	5,248,888
Bank First Corp.	21,844	1,844,507
Bank of Hawaii Corp.	90,925	5,749,188
Bank of Marin Bancorp	36,102	706,877
Bank of NT Butterfield & Son Ltd.	112,160	3,401,813
Bank7 Corp.	8,538	238,637
BankUnited, Inc.	172,395	4,871,883
Bankwell Financial Group, Inc.	13,580	376,845
Banner Corp.	79,081	3,683,593
Bar Harbor Bankshares	34,202	899,855
BayCom Corp.	26,203	534,803
SECURITY	NUMBER OF SHARES	VALUE ($)
BCB Bancorp, Inc.	35,520	441,158
Berkshire Hills Bancorp, Inc.	100,511	2,412,264
Blue Foundry Bancorp *	53,142	506,975
Blue Ridge Bankshares, Inc. *(a)	40,458	101,145
Bridgewater Bancshares, Inc. *	46,748	584,817
Brookline Bancorp, Inc.	201,724	2,182,654
Burke & Herbert Financial Services Corp.	14,724	859,882
Business First Bancshares, Inc.	56,186	1,266,994
Byline Bancorp, Inc.	57,529	1,256,433
C&F Financial Corp.	7,510	416,805
Cadence Bank	422,302	11,241,679
Cambridge Bancorp	17,572	1,205,263
Camden National Corp.	33,158	1,194,683
Capital Bancorp, Inc.	22,071	480,265
Capital City Bank Group, Inc.	30,711	877,720
Capitol Federal Financial, Inc.	294,869	1,869,469
Capstar Financial Holdings, Inc.	44,839	815,621
Carter Bankshares, Inc. *	52,229	755,231
Cathay General Bancorp	161,014	6,628,946
Central Pacific Financial Corp.	61,763	1,190,173
Central Valley Community Bancorp	22,845	443,650
Chemung Financial Corp.	8,015	372,858
ChoiceOne Financial Services, Inc.	15,973	426,160
Citizens & Northern Corp.	34,639	702,133
Citizens Financial Services, Inc.	8,765	513,191
City Holding Co.	34,340	3,509,891
Civista Bancshares, Inc.	35,430	605,499
CNB Financial Corp.	48,199	1,029,049
Coastal Financial Corp. *	25,147	1,003,365
Codorus Valley Bancorp, Inc.	21,960	517,597
Colony Bankcorp, Inc.	37,758	461,780
Columbia Financial, Inc. *	68,823	1,237,438
Community Bank System, Inc.	123,405	5,648,247
Community Trust Bancorp, Inc.	35,921	1,490,722
ConnectOne Bancorp, Inc.	85,364	1,949,714
CrossFirst Bankshares, Inc. *	105,718	1,492,738
Customers Bancorp, Inc. *	66,178	3,536,552
CVB Financial Corp.	308,506	5,173,646
Dime Community Bancshares, Inc.	81,419	1,857,167
Eagle Bancorp, Inc.	68,172	1,689,984
Eastern Bankshares, Inc.	358,424	5,003,599
Enterprise Bancorp, Inc.	22,352	635,244
Enterprise Financial Services Corp.	83,877	3,491,800
Equity Bancshares, Inc., Class A	33,905	1,113,779
Esquire Financial Holdings, Inc.	15,698	782,702
ESSA Bancorp, Inc.	19,870	377,729
Evans Bancorp, Inc.	11,987	353,257
Farmers & Merchants Bancorp, Inc.	29,405	664,553
Farmers National Banc Corp.	83,622	1,147,294
FB Financial Corp.	81,879	3,049,993
Fidelity D&D Bancorp, Inc.	10,667	530,577
Financial Institutions, Inc.	34,817	727,675
First BanCorp	397,444	6,629,366
First Bancorp, Inc.	22,376	559,400
First Bancorp/Southern Pines NC	92,538	3,198,113

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Bancshares, Inc.	71,355	1,814,558
First Bank	47,354	650,644
First Busey Corp.	119,808	2,820,280
First Business Financial Services, Inc.	17,986	661,345
First Commonwealth Financial Corp.	237,087	3,321,589
First Community Bankshares, Inc.	39,659	1,359,511
First Community Corp.	16,859	315,263
First Financial Bancorp	217,826	4,883,659
First Financial Bankshares, Inc.	302,070	9,433,646
First Financial Corp.	26,444	1,042,422
First Foundation, Inc.	117,391	1,117,562
First Interstate BancSystem, Inc., Class A	191,029	5,257,118
First Merchants Corp.	136,696	4,621,692
First Mid Bancshares, Inc.	51,471	1,619,792
First of Long Island Corp.	48,848	587,153
First Western Financial, Inc. *	18,176	309,901
Five Star Bancorp	29,245	696,908
Flushing Financial Corp.	64,046	1,026,657
FS Bancorp, Inc.	15,155	558,007
Fulton Financial Corp.	371,580	5,792,932
FVCBankcorp, Inc. *	36,756	450,996
German American Bancorp, Inc.	64,708	2,143,776
Glacier Bancorp, Inc.	258,559	9,995,891
Great Southern Bancorp, Inc.	20,419	1,063,626
Greene County Bancorp, Inc.	16,070	401,750
Guaranty Bancshares, Inc.	19,319	589,036
Hancock Whitney Corp.	201,192	9,075,771
Hanmi Financial Corp.	70,691	1,184,074
HarborOne Bancorp, Inc.	94,779	1,034,987
HBT Financial, Inc.	30,748	598,664
Heartland Financial USA, Inc.	97,802	3,469,037
Heritage Commerce Corp.	137,423	1,221,690
Heritage Financial Corp.	79,933	1,610,650
Hilltop Holdings, Inc.	108,202	3,407,281
Hingham Institution For Savings (a)	3,464	640,355
Home Bancorp, Inc.	16,575	660,017
Home BancShares, Inc.	442,105	10,362,941
HomeStreet, Inc.	41,302	568,316
HomeTrust Bancshares, Inc.	34,004	923,209
Hope Bancorp, Inc.	266,473	2,952,521
Horizon Bancorp, Inc.	100,236	1,314,094
Independent Bank Corp.	102,442	5,745,972
Independent Bank Corp./MI	46,353	1,179,220
Independent Bank Group, Inc.	83,689	4,046,363
International Bancshares Corp.	124,465	6,579,220
John Marshall Bancorp, Inc.	28,487	541,253
Kearny Financial Corp.	129,717	937,854
Lakeland Bancorp, Inc.	143,994	1,913,680
Lakeland Financial Corp.	57,649	3,860,177
LCNB Corp.	24,178	357,109
Live Oak Bancshares, Inc.	77,786	2,829,077
Luther Burbank Corp. *	23,709	227,606
Macatawa Bank Corp.	60,449	644,386
MainStreet Bancshares, Inc.	15,928	294,987
Mercantile Bank Corp.	36,487	1,462,764
Metrocity Bankshares, Inc.	41,911	1,001,673
Metropolitan Bank Holding Corp. *	23,890	1,158,426
Mid Penn Bancorp, Inc.	32,620	697,416
Middlefield Banc Corp.	17,969	474,382
Midland States Bancorp, Inc.	48,036	1,261,425
MidWestOne Financial Group, Inc.	32,722	834,411
MVB Financial Corp.	25,950	556,109
National Bank Holdings Corp., Class A	85,715	3,000,025
National Bankshares, Inc.	13,212	426,219
NBT Bancorp, Inc.	106,132	3,775,115
Nicolet Bankshares, Inc.	29,680	2,308,214
Northeast Bank	15,763	864,285
Northeast Community Bancorp, Inc.	29,001	499,687
SECURITY	NUMBER OF SHARES	VALUE ($)
Northfield Bancorp, Inc.	92,861	1,117,118
Northrim BanCorp, Inc.	12,716	642,539
Northwest Bancshares, Inc.	294,984	3,648,952
Norwood Financial Corp.	16,877	462,261
Oak Valley Bancorp	15,395	401,040
OceanFirst Financial Corp.	134,503	2,317,487
OFG Bancorp	106,643	3,921,263
Old National Bancorp	678,978	11,182,768
Old Second Bancorp, Inc.	100,505	1,368,878
Orange County Bancorp, Inc.	11,677	566,802
Origin Bancorp, Inc.	67,343	2,053,962
Orrstown Financial Services, Inc.	23,501	650,508
Pacific Premier Bancorp, Inc.	219,401	5,566,203
Park National Corp.	33,208	4,339,621
Parke Bancorp, Inc.	23,991	444,073
Pathward Financial, Inc.	60,283	3,121,454
PCB Bancorp	24,946	417,846
Peapack-Gladstone Financial Corp.	39,596	1,092,058
Penns Woods Bancorp, Inc.	15,676	337,975
Peoples Bancorp, Inc.	80,640	2,362,752
Peoples Financial Services Corp.	15,898	694,902
Pioneer Bancorp, Inc. *	26,534	258,707
Plumas Bancorp	12,503	441,106
Ponce Financial Group, Inc. *	46,752	423,573
Preferred Bank	29,887	2,147,082
Premier Financial Corp.	81,942	1,711,768
Primis Financial Corp.	46,338	611,662
Princeton Bancorp, Inc.	11,623	379,607
Provident Financial Services, Inc.	170,628	2,823,893
QCR Holdings, Inc.	38,330	2,238,855
RBB Bancorp	38,622	683,223
Red River Bancshares, Inc.	11,017	564,181
Renasant Corp.	127,823	4,043,041
Republic Bancorp, Inc., Class A	19,703	1,008,597
S&T Bancorp, Inc.	88,149	2,938,888
Sandy Spring Bancorp, Inc.	101,121	2,465,330
Seacoast Banking Corp. of Florida	194,789	4,784,018
ServisFirst Bancshares, Inc.	117,781	7,907,816
Shore Bancshares, Inc.	68,453	885,782
Sierra Bancorp	31,277	648,998
Simmons First National Corp., Class A	286,949	5,454,900
SmartFinancial, Inc.	36,269	843,617
South Plains Financial, Inc.	27,028	731,918
Southern First Bancshares, Inc. *	17,543	657,687
Southern Missouri Bancorp, Inc.	21,909	955,451
Southern States Bancshares, Inc.	17,156	438,507
Southside Bancshares, Inc.	66,363	2,077,162
SouthState Corp.	176,354	14,655,017
Stellar Bancorp, Inc.	112,347	2,812,045
Sterling Bancorp, Inc. *	52,754	285,399
Stock Yards Bancorp, Inc.	63,137	3,139,172
Summit Financial Group, Inc.	25,643	725,440
Texas Capital Bancshares, Inc. *	110,898	6,764,778
Third Coast Bancshares, Inc. *	30,195	573,705
Timberland Bancorp, Inc.	17,272	483,098
Tompkins Financial Corp.	32,013	1,581,122
Towne Bank	162,229	4,560,257
TriCo Bancshares	72,290	2,627,742
Triumph Financial, Inc. *	51,541	3,641,372
TrustCo Bank Corp.	43,114	1,245,995
Trustmark Corp.	140,910	3,803,161
UMB Financial Corp.	102,371	8,445,607
United Bankshares, Inc.	303,325	10,874,201
United Community Banks, Inc.	267,197	7,305,166
Unity Bancorp, Inc.	16,909	463,138
Univest Financial Corp.	67,183	1,426,967
USCB Financial Holdings, Inc. *	24,056	291,799
Valley National Bancorp	1,000,702	9,626,753
Veritex Holdings, Inc.	121,079	2,543,870

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virginia National Bankshares Corp.	10,808	356,772
WaFd, Inc.	149,051	4,328,441
Washington Trust Bancorp, Inc.	38,812	1,079,362
WesBanco, Inc.	133,528	3,917,712
West BanCorp, Inc.	37,167	699,111
Westamerica BanCorp	59,784	2,852,892
WSFS Financial Corp.	141,920	6,316,859
		521,322,004

Capital Goods 11.6%
374Water, Inc. *(a)	135,387	162,464
3D Systems Corp. *	302,186	1,447,471
AAON, Inc.	156,961	11,012,384
AAR Corp. *	78,561	4,778,080
AeroVironment, Inc. *	60,345	7,280,021
AerSale Corp. *	58,483	543,892
Alamo Group, Inc.	23,380	4,963,106
Albany International Corp., Class A	72,535	6,449,087
Allient, Inc.	29,872	832,234
Alta Equipment Group, Inc.	53,314	570,460
Ameresco, Inc., Class A *	74,070	1,513,250
American Woodmark Corp. *	37,846	3,454,583
Amprius Technologies, Inc. *	12,291	50,270
API Group Corp. *	484,241	15,263,276
Apogee Enterprises, Inc.	51,419	2,715,437
Applied Industrial Technologies, Inc.	89,326	15,762,466
Archer Aviation, Inc., Class A *(a)	353,573	1,707,758
Arcosa, Inc.	112,422	8,800,394
Argan, Inc.	29,396	1,303,125
Array Technologies, Inc. *	350,081	4,635,072
Astec Industries, Inc.	52,868	1,882,101
Astronics Corp. *	60,294	1,019,572
Atkore, Inc. *	87,718	13,379,627
AZZ, Inc.	57,323	3,579,821
Babcock & Wilcox Enterprises, Inc. *	140,086	184,914
Barnes Group, Inc.	113,210	3,748,383
Beacon Roofing Supply, Inc. *	146,352	12,131,117
Blink Charging Co. *(a)	125,706	301,694
Bloom Energy Corp., Class A *	446,471	5,054,052
Blue Bird Corp. *	58,494	1,703,930
BlueLinx Holdings, Inc. *	19,542	2,253,974
Boise Cascade Co.	92,011	12,463,810
Bowman Consulting Group Ltd., Class A *	25,032	786,255
Brookfield Business Corp., Class A	59,525	1,367,289
Cadre Holdings, Inc.	44,593	1,515,716
Chart Industries, Inc. *	99,568	11,621,577
Columbus McKinnon Corp.	65,624	2,563,930
Comfort Systems USA, Inc.	81,958	17,823,406
Commercial Vehicle Group, Inc. *	73,434	476,587
Concrete Pumping Holdings, Inc. *	59,286	457,688
Construction Partners, Inc., Class A *	93,163	4,238,916
CSW Industrials, Inc.	35,737	7,560,877
Custom Truck One Source, Inc. *	132,151	864,268
Desktop Metal, Inc., Class A *(a)	650,004	421,658
Distribution Solutions Group, Inc. *	23,140	738,629
DNOW Inc *	247,704	2,499,333
Douglas Dynamics, Inc.	52,192	1,312,629
Dragonfly Energy Holdings Corp. *	64,702	30,410
Ducommun, Inc. *	30,861	1,522,990
DXP Enterprises, Inc. *	31,367	1,010,645
Dycom Industries, Inc. *	66,248	7,399,902
Encore Wire Corp.	34,844	7,857,322
Energy Recovery, Inc. *	129,499	2,008,529
Energy Vault Holdings, Inc. *(a)	224,131	340,679
Enerpac Tool Group Corp., Class A	126,067	3,937,072
EnerSys	95,596	9,136,110
Enovix Corp. *(a)	320,289	2,981,891
SECURITY	NUMBER OF SHARES	VALUE ($)
Enpro, Inc.	48,579	7,256,731
Eos Energy Enterprises, Inc. *(a)	244,036	270,880
ESCO Technologies, Inc.	59,173	6,027,954
ESS Tech, Inc. *(a)	201,873	207,929
Eve Holding, Inc. *(a)	41,374	256,519
EVI Industries, Inc.	10,804	249,464
Federal Signal Corp.	138,485	10,660,575
Fluence Energy, Inc. *	135,488	2,692,147
Fluor Corp. *	330,295	12,455,424
Franklin Electric Co., Inc.	106,986	10,084,500
FTAI Aviation Ltd.	230,046	12,410,982
FTC Solar, Inc. *	145,416	72,926
FuelCell Energy, Inc. *(a)	1,051,486	1,261,783
GATX Corp.	82,231	10,085,632
Gencor Industries, Inc. *	24,095	375,882
Gibraltar Industries, Inc. *	70,576	5,711,010
Global Industrial Co.	30,097	1,280,025
GMS, Inc. *	94,763	7,975,254
Gorman-Rupp Co.	52,916	1,766,865
GrafTech International Ltd.	453,900	603,687
Granite Construction, Inc.	102,182	4,609,430
Great Lakes Dredge & Dock Corp. *	152,054	1,161,693
Greenbrier Cos., Inc.	70,350	3,198,111
Griffon Corp.	96,797	5,639,393
H&E Equipment Services, Inc.	74,344	3,998,964
Helios Technologies, Inc.	76,633	3,161,878
Herc Holdings, Inc.	65,489	9,658,973
Hillenbrand, Inc.	161,904	7,539,869
Hillman Solutions Corp. *	450,472	3,959,649
Hudson Technologies, Inc. *	102,311	1,297,303
Hyliion Holdings Corp. *	381,569	400,647
Hyster-Yale Materials Handling, Inc.	25,712	1,689,793
IES Holdings, Inc. *	19,063	1,562,403
INNOVATE Corp. *	125,932	113,843
Insteel Industries, Inc.	43,385	1,502,423
Janus International Group, Inc. *	195,694	2,769,070
JELD-WEN Holding, Inc. *	196,651	3,657,709
John Bean Technologies Corp.	73,846	7,293,031
Kadant, Inc.	27,104	7,751,744
Kaman Corp.	65,045	2,930,277
Karat Packaging, Inc.	15,653	377,550
Kennametal, Inc.	186,175	4,565,011
Kratos Defense & Security Solutions, Inc. *	294,649	4,988,408
Leonardo DRS, Inc. *	159,378	3,093,527
Limbach Holdings, Inc. *	21,062	905,666
Lindsay Corp.	25,594	3,330,035
LSI Industries, Inc.	64,656	883,201
Luxfer Holdings PLC	62,745	516,391
Manitowoc Co., Inc. *	80,626	1,298,079
Masonite International Corp. *	51,432	4,734,316
Masterbrand, Inc. *	299,681	4,216,512
Mayville Engineering Co., Inc. *	25,193	319,699
McGrath RentCorp	57,038	7,166,825
Microvast Holdings, Inc. *(a)	496,170	465,407
Miller Industries, Inc.	25,846	1,040,301
Moog, Inc., Class A	65,766	9,194,087
MRC Global, Inc. *	193,369	2,061,314
Mueller Industries, Inc.	259,559	12,458,832
Mueller Water Products, Inc., Class A	359,880	4,933,955
MYR Group, Inc. *	37,976	5,462,848
National Presto Industries, Inc.	11,814	935,314
NEXTracker, Inc., Class A *	291,247	13,184,752
Nikola Corp. *(a)	1,459,384	1,090,598
Northwest Pipe Co. *	22,377	679,589
NuScale Power Corp. *(a)	126,882	366,689
Omega Flex, Inc.	7,464	520,689
Park Aerospace Corp.	43,058	635,105
Park-Ohio Holdings Corp.	20,304	502,321

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PGT Innovations, Inc. *	131,546	5,422,326
Powell Industries, Inc.	21,249	2,518,644
Preformed Line Products Co.	5,778	706,360
Primoris Services Corp.	123,057	4,036,270
Proto Labs, Inc. *	61,096	2,204,955
Quanex Building Products Corp.	76,217	2,379,495
Redwire Corp. *(a)	17,938	52,020
Resideo Technologies, Inc. *	339,508	5,693,549
REV Group, Inc.	74,022	1,444,909
Rocket Lab USA, Inc. *	645,888	3,132,557
Rush Enterprises, Inc., Class A	142,775	6,412,025
Rush Enterprises, Inc., Class B	21,308	1,007,229
SES AI Corp. *	283,373	371,219
Shoals Technologies Group, Inc., Class A *	397,202	5,231,150
Shyft Group, Inc.	77,174	835,794
Simpson Manufacturing Co., Inc.	99,360	17,983,166
SKYX Platforms Corp. *(a)	147,033	220,549
Southland Holdings, Inc. *	7,398	36,250
SPX Technologies, Inc. *	102,018	10,267,092
Standex International Corp.	27,321	4,034,219
Stem, Inc. *(a)	328,790	973,218
Sterling Infrastructure, Inc. *	69,382	5,210,588
SunPower Corp. *(a)	201,271	609,851
Tennant Co.	42,961	4,060,674
Terex Corp.	153,685	9,440,870
Terran Orbital Corp. *	232,202	192,194
Textainer Group Holdings Ltd.	93,392	4,636,913
Thermon Group Holdings, Inc. *	77,126	2,528,190
Titan International, Inc. *	120,826	1,783,392
Titan Machinery, Inc. *	47,688	1,274,700
TPI Composites, Inc. *(a)	96,647	260,947
Transcat, Inc. *	18,943	2,084,488
Trinity Industries, Inc.	188,087	4,728,507
Triumph Group, Inc. *	149,548	2,422,678
Tutor Perini Corp. *	97,302	871,826
UFP Industries, Inc.	139,025	15,772,386
V2X, Inc. *	26,672	1,037,274
Velo3D, Inc. *	203,467	63,787
Vicor Corp. *	51,368	1,935,033
Virgin Galactic Holdings, Inc. *	758,609	1,350,324
Wabash National Corp.	106,341	2,690,427
Watts Water Technologies, Inc., Class A	63,314	12,536,805
Willis Lease Finance Corp. *	6,688	327,779
Xometry, Inc., Class A *	78,651	2,530,989
Zurn Elkay Water Solutions Corp.	342,909	10,167,252
		660,432,396

Commercial & Professional Services 4.1%
ABM Industries, Inc.	153,116	6,245,602
ACCO Brands Corp.	214,469	1,303,972
ACV Auctions, Inc., Class A *	293,950	3,812,532
Alight, Inc., Class A *	957,875	8,544,245
Aris Water Solutions, Inc., Class A	68,341	594,567
ASGN, Inc. *	109,579	10,171,123
Asure Software, Inc. *	53,162	469,952
Barrett Business Services, Inc.	15,216	1,708,300
Blacksky Technology, Inc. *(a)	286,430	363,766
BrightView Holdings, Inc. *	94,360	842,635
Brink's Co.	106,679	8,623,930
Casella Waste Systems, Inc., Class A *	130,852	11,166,910
CBIZ, Inc. *	110,685	7,046,207
CECO Environmental Corp. *	69,503	1,343,493
Cimpress PLC *	41,838	3,147,054
CompX International, Inc.	3,409	82,225
Conduent, Inc. *	399,341	1,437,628
CoreCivic, Inc. *	264,037	3,754,606
CRA International, Inc.	15,679	1,681,416
SECURITY	NUMBER OF SHARES	VALUE ($)
CSG Systems International, Inc.	72,920	3,668,605
Deluxe Corp.	100,101	1,892,910
Ennis, Inc.	59,108	1,204,030
Enviri Corp. *	182,028	1,567,261
ExlService Holdings, Inc. *	374,648	11,718,989
Exponent, Inc.	117,039	10,321,669
First Advantage Corp.	124,586	2,039,473
FiscalNote Holdings, Inc. *	142,336	176,497
Forrester Research, Inc. *	27,766	707,478
Franklin Covey Co. *	26,885	1,087,229
GEO Group, Inc. *	278,391	3,095,708
Healthcare Services Group, Inc. *	173,947	1,642,060
Heidrick & Struggles International, Inc.	45,960	1,377,421
HireQuest, Inc.	12,249	162,912
HireRight Holdings Corp. *	31,838	394,791
HNI Corp.	107,054	4,359,239
Huron Consulting Group, Inc. *	43,979	4,553,146
IBEX Holdings Ltd. *	21,566	388,619
ICF International, Inc.	43,336	6,025,437
Innodata, Inc. *	60,590	628,318
Insperity, Inc.	82,452	9,456,420
Interface, Inc., Class A	132,902	1,649,314
Kelly Services, Inc., Class A	72,173	1,483,155
Kforce, Inc.	44,252	3,024,624
Korn Ferry	120,750	7,084,402
LanzaTech Global, Inc. *(a)	47,134	205,269
Legalzoom.com, Inc. *	273,807	2,822,950
Li-Cycle Holdings Corp. *	318,432	136,958
Liquidity Services, Inc. *	52,661	918,934
Matthews International Corp., Class A	68,751	2,261,908
Maximus, Inc.	140,970	11,435,486
MillerKnoll, Inc.	170,545	4,534,792
Mistras Group, Inc. *	47,603	369,875
Montrose Environmental Group, Inc. *	65,026	1,899,409
NL Industries, Inc.	18,784	98,616
NV5 Global, Inc. *	32,096	3,366,549
OPENLANE, Inc. *	249,416	3,511,777
Parsons Corp. *	95,656	6,231,988
Performant Financial Corp. *	153,846	433,846
Pitney Bowes, Inc.	406,305	1,669,914
Planet Labs PBC *	404,805	914,859
Quad/Graphics, Inc. *	70,560	385,258
Resources Connection, Inc.	75,842	1,020,833
Skillsoft Corp. *	10,299	144,392
SP Plus Corp. *	45,130	2,334,575
Steelcase, Inc., Class A	214,036	2,713,976
Sterling Check Corp. *	72,439	988,068
TriNet Group, Inc. *	74,234	8,440,406
TrueBlue, Inc. *	70,434	970,581
TTEC Holdings, Inc.	44,925	915,572
UniFirst Corp.	34,696	5,878,196
Upwork, Inc. *	289,170	3,964,521
Verra Mobility Corp., Class A *	322,563	7,712,481
Viad Corp. *	46,782	1,546,613
VSE Corp.	30,451	1,891,312
Willdan Group, Inc. *	27,961	535,174
		232,304,958

Consumer Discretionary Distribution & Retail 2.6%
1-800-Flowers.com, Inc., Class A *	59,555	619,372
Aaron's Co., Inc.	70,517	725,620
Abercrombie & Fitch Co., Class A *	113,161	11,531,106
Academy Sports & Outdoors, Inc.	167,206	10,488,832
American Eagle Outfitters, Inc.	423,539	8,394,543
America's Car-Mart, Inc. *	13,741	836,689
Arko Corp.	186,780	1,456,884
Asbury Automotive Group, Inc. *	47,987	10,032,162
BARK, Inc. *	308,341	317,591

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beyond, Inc. *	104,080	2,288,719
Big 5 Sporting Goods Corp. (a)	49,178	247,365
Big Lots, Inc. (a)	65,069	373,496
Boot Barn Holdings, Inc. *	68,863	4,940,232
Buckle, Inc.	70,509	2,622,230
Build-A-Bear Workshop, Inc.	30,384	684,552
Caleres, Inc.	78,442	2,460,726
Camping World Holdings, Inc., Class A	96,274	2,392,409
CarParts.com, Inc. *	129,945	349,552
Carvana Co., Class A *	222,310	9,572,669
Cato Corp., Class A	39,806	269,089
Children's Place, Inc. *	28,118	626,469
ContextLogic, Inc., Class A *	55,269	241,526
Designer Brands, Inc., Class A	99,638	853,898
Destination XL Group, Inc. *	129,962	554,938
Dillard's, Inc., Class A	8,026	3,108,229
Duluth Holdings, Inc., Class B *	31,550	153,964
Envela Corp. *	17,343	75,442
EVgo, Inc., Class A *(a)	235,755	539,879
Foot Locker, Inc.	189,821	5,345,359
Genesco, Inc. *	25,458	707,223
Group 1 Automotive, Inc.	31,644	8,229,339
GrowGeneration Corp. *	133,787	309,048
Guess?, Inc.	64,984	1,451,743
Haverty Furniture Cos., Inc.	33,587	1,138,599
Hibbett, Inc.	28,269	1,884,129
J Jill, Inc. *	10,402	242,471
Lands' End, Inc. *	34,061	322,558
Lazydays Holdings, Inc. *	17,977	88,267
Leslie's, Inc. *	413,264	2,773,001
MarineMax, Inc. *	49,339	1,381,492
Monro, Inc.	71,724	2,285,127
National Vision Holdings, Inc. *	179,952	3,420,887
ODP Corp. *	74,966	3,833,761
OneWater Marine, Inc., Class A *	26,450	667,333
PetMed Express, Inc.	49,439	307,016
Qurate Retail, Inc., Class B *	3,032	16,161
Rent the Runway, Inc., Class A *	109,914	67,509
Revolve Group, Inc. *	94,802	1,366,097
Sally Beauty Holdings, Inc. *	247,810	3,053,019
Savers Value Village, Inc. *	59,680	1,115,419
Shoe Carnival, Inc.	42,195	1,075,972
Signet Jewelers Ltd.	103,315	10,277,776
Sleep Number Corp. *	49,793	512,868
Sonic Automotive, Inc., Class A	33,865	1,712,214
Sportsman's Warehouse Holdings, Inc. *	86,556	333,241
Stitch Fix, Inc., Class A *	201,134	643,629
ThredUp, Inc., Class A *	164,143	334,031
Tile Shop Holdings, Inc. *	66,927	434,356
Tilly's, Inc., Class A *	51,150	375,441
Torrid Holdings, Inc. *(a)	27,619	142,514
Upbound Group, Inc.	127,788	4,242,562
Urban Outfitters, Inc. *	147,432	5,602,416
Warby Parker, Inc., Class A *	197,034	2,512,183
Weyco Group, Inc.	13,968	448,512
Winmark Corp.	6,581	2,373,569
Zumiez, Inc. *	36,639	629,092
		148,414,117

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	71,272	4,514,368
Allbirds, Inc., Class A *	230,876	221,526
AMMO, Inc. *	213,559	463,423
Beazer Homes USA, Inc. *	68,227	2,166,207
Cavco Industries, Inc. *	20,199	6,704,452
Century Communities, Inc.	65,656	5,692,375
Clarus Corp.	66,909	396,101
Cricut, Inc., Class A (a)	110,371	578,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Finders Homes, Inc., Class A *	56,139	1,845,289
Escalade, Inc.	22,762	365,558
Ethan Allen Interiors, Inc.	52,833	1,539,025
Figs, Inc., Class A *	298,202	1,717,644
Fossil Group, Inc. *	110,605	128,302
Funko, Inc., Class A *	83,510	590,416
G-III Apparel Group Ltd. *	95,483	2,873,083
GoPro, Inc., Class A *	291,702	869,272
Green Brick Partners, Inc. *	60,229	3,142,147
Hanesbrands, Inc. *	814,972	3,667,374
Helen of Troy Ltd. *	54,941	6,290,744
Hooker Furnishings Corp.	25,132	580,047
Hovnanian Enterprises, Inc., Class A *	11,337	1,915,613
Installed Building Products, Inc.	54,782	10,674,273
iRobot Corp. *(a)	63,783	867,449
JAKKS Pacific, Inc. *	17,356	544,284
Johnson Outdoors, Inc., Class A	12,272	549,295
KB Home	165,097	9,838,130
Kontoor Brands, Inc.	129,881	7,613,624
Landsea Homes Corp. *	46,765	588,771
Latham Group, Inc. *	88,803	224,672
La-Z-Boy, Inc.	100,803	3,508,952
Legacy Housing Corp. *	22,812	539,048
LGI Homes, Inc. *	48,083	5,674,275
Lovesac Co. *	32,088	743,158
M/I Homes, Inc. *	62,221	7,928,200
Malibu Boats, Inc., Class A *	47,330	1,976,028
Marine Products Corp.	19,228	196,318
MasterCraft Boat Holdings, Inc. *	39,134	758,026
MDC Holdings, Inc.	139,023	8,700,059
Meritage Homes Corp.	84,512	13,996,032
Movado Group, Inc.	35,114	968,444
Oxford Industries, Inc.	34,678	3,291,983
Purple Innovation, Inc., Class A	127,139	129,682
Rocky Brands, Inc.	15,946	446,169
Skyline Champion Corp. *	124,122	8,499,875
Smith & Wesson Brands, Inc.	105,487	1,377,660
Snap One Holdings Corp. *	41,194	325,433
Solo Brands, Inc., Class A *	44,960	125,438
Sonos, Inc. *	294,746	4,592,143
Steven Madden Ltd.	174,597	7,312,122
Sturm Ruger & Co., Inc.	40,753	1,779,276
Taylor Morrison Home Corp., Class A *	239,845	12,505,518
Topgolf Callaway Brands Corp. *	332,720	4,381,922
Traeger, Inc. *	81,565	178,627
Tri Pointe Homes, Inc. *	222,870	7,695,701
United Homes Group, Inc. *(a)	14,068	105,791
Vera Bradley, Inc. *	59,949	460,408
Vista Outdoor, Inc. *	133,959	3,760,229
Vizio Holding Corp., Class A *	177,587	1,243,109
VOXX International Corp., Class A *	27,479	229,450
Wolverine World Wide, Inc.	178,825	1,494,977
Worthington Enterprises, Inc.	71,170	4,059,537
		186,145,398

Consumer Services 3.4%
2U, Inc. *	182,090	154,904
Accel Entertainment, Inc., Class A *	124,728	1,278,462
Adtalem Global Education, Inc. *	91,864	4,637,295
Bally's Corp. *	68,465	770,916
Biglari Holdings, Inc., Class B *	1,689	261,238
BJ's Restaurants, Inc. *	52,536	1,818,271
Bloomin' Brands, Inc.	203,387	5,414,162
Bowlero Corp., Class A *(a)	38,901	420,520
Brinker International, Inc. *	101,609	4,347,849
Carriage Services, Inc., Class A	30,682	758,152
Carrols Restaurant Group, Inc.	84,818	797,289
Century Casinos, Inc. *	62,870	218,159

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cheesecake Factory, Inc.	112,311	3,860,129
Chegg, Inc. *	263,106	2,591,594
Chuy's Holdings, Inc. *	41,668	1,408,795
Coursera, Inc. *	301,964	5,779,591
Cracker Barrel Old Country Store, Inc.	51,092	3,951,966
Dave & Buster's Entertainment, Inc. *	83,519	4,470,772
Denny's Corp. *	118,257	1,257,072
Dine Brands Global, Inc.	35,688	1,664,845
Duolingo, Inc. *	67,714	12,113,358
El Pollo Loco Holdings, Inc. *	65,447	606,039
European Wax Center, Inc., Class A *	78,946	1,171,559
Everi Holdings, Inc. *	196,136	2,041,776
First Watch Restaurant Group, Inc. *	51,369	1,102,379
Frontdoor, Inc. *	188,161	6,164,154
Full House Resorts, Inc. *	75,097	354,458
Global Business Travel Group I *	73,773	427,146
Golden Entertainment, Inc.	46,676	1,791,425
Graham Holdings Co., Class B	8,298	5,977,879
Hilton Grand Vacations, Inc. *	185,691	7,743,315
Inspired Entertainment, Inc. *	49,619	455,502
International Game Technology PLC	251,736	6,535,067
Jack in the Box, Inc.	46,823	3,650,789
Krispy Kreme, Inc.	203,139	2,699,717
Kura Sushi USA, Inc., Class A *	13,633	1,337,806
Laureate Education, Inc.	303,415	3,829,097
Life Time Group Holdings, Inc. *	103,158	1,372,001
Light & Wonder, Inc. *	211,416	16,993,618
Lincoln Educational Services Corp. *	54,578	489,019
Lindblad Expeditions Holdings, Inc. *	81,251	750,759
Monarch Casino & Resort, Inc.	31,036	2,139,312
Mondee Holdings, Inc., Class A *(a)	103,793	242,357
Nathan's Famous, Inc.	6,447	459,994
Nerdy, Inc. *	141,611	434,746
Noodles & Co., Class A *	91,768	233,091
ONE Group Hospitality, Inc. *	50,200	220,880
OneSpaWorld Holdings Ltd. *	192,856	2,628,627
Papa John's International, Inc.	76,094	5,591,387
Perdoceo Education Corp.	150,763	2,728,810
PlayAGS, Inc. *	84,314	734,375
Portillo's, Inc., Class A *	104,549	1,436,503
Potbelly Corp. *	59,521	748,774
RCI Hospitality Holdings, Inc.	20,227	1,249,220
Red Robin Gourmet Burgers, Inc. *	36,084	367,335
Red Rock Resorts, Inc., Class A	110,152	6,023,111
Rover Group, Inc., Class A *	211,117	2,309,620
Rush Street Interactive, Inc. *	149,757	780,234
Sabre Corp. *	765,500	3,138,550
SeaWorld Entertainment, Inc. *	84,072	4,153,157
Shake Shack, Inc., Class A *	87,660	6,623,590
Six Flags Entertainment Corp. *	166,904	4,207,650
Strategic Education, Inc.	52,280	4,917,457
Stride, Inc. *	98,237	5,889,308
Super Group SGHC Ltd. *	316,048	989,230
Sweetgreen, Inc., Class A *	223,902	2,391,273
Target Hospitality Corp. *	73,266	708,482
Udemy, Inc. *	203,207	2,761,583
Universal Technical Institute, Inc. *	75,444	1,065,269
WW International, Inc. *	127,364	478,889
Xponential Fitness, Inc., Class A *	59,621	659,408
		189,781,066

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	74,594	3,931,850
Chefs' Warehouse, Inc. *	81,054	2,579,138
HF Foods Group, Inc. *	92,601	463,005
Ingles Markets, Inc., Class A	32,674	2,752,784
Natural Grocers by Vitamin Cottage, Inc.	21,758	325,282
PriceSmart, Inc.	58,146	4,420,259
SECURITY	NUMBER OF SHARES	VALUE ($)
SpartanNash Co.	80,434	1,804,135
Sprouts Farmers Market, Inc. *	235,481	11,861,178
United Natural Foods, Inc. *	134,700	2,008,377
Village Super Market, Inc., Class A	20,691	526,172
Weis Markets, Inc.	37,920	2,303,640
		32,975,820

Energy 7.0%
Amplify Energy Corp. *	82,931	507,538
Archrock, Inc.	322,190	5,264,585
Ardmore Shipping Corp.	97,352	1,613,123
Atlas Energy Solutions, Inc., Class A	40,952	711,336
Berry Corp.	173,301	1,162,850
Borr Drilling Ltd. *	509,992	3,136,451
Bristow Group, Inc. *	54,604	1,440,454
Cactus, Inc., Class A	149,677	6,352,292
California Resources Corp.	161,467	7,698,747
Callon Petroleum Co. *	142,066	4,563,160
Centrus Energy Corp., Class A *	28,553	1,433,932
ChampionX Corp.	452,524	12,403,683
Chord Energy Corp.	96,883	14,896,730
Civitas Resources, Inc.	187,282	12,137,746
Clean Energy Fuels Corp. *	390,782	1,152,807
CNX Resources Corp. *	363,144	7,335,509
Comstock Resources, Inc.	213,730	1,669,231
CONSOL Energy, Inc.	70,638	6,682,355
Core Laboratories, Inc.	109,043	1,719,608
Crescent Energy Co., Class A	177,884	1,965,618
CVR Energy, Inc.	68,244	2,301,870
Delek U.S. Holdings, Inc.	148,630	4,017,469
DHT Holdings, Inc.	317,766	3,533,558
Diamond Offshore Drilling, Inc. *	235,689	2,875,406
DMC Global, Inc. *	45,749	778,648
Dorian LPG Ltd.	79,640	2,981,722
Dril-Quip, Inc. *	78,268	1,570,839
Empire Petroleum Corp. *	29,248	195,377
Encore Energy Corp. *	339,352	1,564,413
Energy Fuels, Inc. *(a)	365,079	2,756,346
Enviva, Inc.	71,575	31,364
Equitrans Midstream Corp.	1,009,638	10,288,211
Evolution Petroleum Corp.	72,903	408,986
Excelerate Energy, Inc., Class A	41,033	628,626
Expro Group Holdings NV *	207,439	3,650,926
FLEX LNG Ltd.	68,821	2,062,565
Forum Energy Technologies, Inc. *	22,424	441,977
FutureFuel Corp.	59,766	340,666
Gevo, Inc. *	532,289	497,051
Golar LNG Ltd.	232,511	5,071,065
Granite Ridge Resources, Inc.	78,342	429,314
Green Plains, Inc. *	134,322	2,784,495
Gulfport Energy Corp. *	25,869	3,282,776
Hallador Energy Co. *	52,560	448,337
Helix Energy Solutions Group, Inc. *	333,429	3,134,233
Helmerich & Payne, Inc.	225,653	9,084,790
HighPeak Energy, Inc. (a)	27,792	379,361
International Seaways, Inc.	93,820	5,032,505
Kinetik Holdings, Inc., Class A	41,991	1,365,547
KLX Energy Services Holdings, Inc. *(a)	28,956	281,452
Kodiak Gas Services, Inc.	37,068	868,133
Kosmos Energy Ltd. *	1,057,693	6,409,620
Liberty Energy, Inc., Class A	379,446	7,888,682
Magnolia Oil & Gas Corp., Class A	415,282	8,563,115
Mammoth Energy Services, Inc. *	53,242	186,879
Matador Resources Co.	262,315	14,398,470
Murphy Oil Corp.	344,006	13,313,032
Nabors Industries Ltd. *	21,320	1,803,246
NACCO Industries, Inc., Class A	9,708	352,206
Newpark Resources, Inc. *	176,424	1,144,992

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NextDecade Corp. *	180,523	918,862
Noble Corp. PLC	260,803	11,509,236
Nordic American Tankers Ltd.	478,409	2,128,920
Northern Oil & Gas, Inc.	204,015	6,834,502
Oceaneering International, Inc. *	232,156	4,824,202
Oil States International, Inc. *	146,584	904,423
Overseas Shipholding Group, Inc., Class A	146,275	892,277
Par Pacific Holdings, Inc. *	128,010	4,683,886
Patterson-UTI Energy, Inc.	816,924	9,059,687
PBF Energy, Inc., Class A	258,535	13,058,603
Peabody Energy Corp.	264,258	7,055,689
Permian Resources Corp., Class A	902,462	12,165,188
PrimeEnergy Resources Corp. *	1,690	162,578
ProFrac Holding Corp., Class A *	60,024	474,790
ProPetro Holding Corp. *	222,452	1,881,944
Ranger Energy Services, Inc.	35,430	359,969
REX American Resources Corp. *	35,935	1,487,350
Riley Exploration Permian, Inc.	20,223	449,355
Ring Energy, Inc. *	269,790	375,008
RPC, Inc.	197,793	1,445,867
SandRidge Energy, Inc.	74,639	1,089,729
Scorpio Tankers, Inc.	110,344	7,801,321
SEACOR Marine Holdings, Inc. *	56,785	599,650
Seadrill Ltd. *	116,871	5,051,165
Select Water Solutions, Inc.	184,046	1,430,037
SFL Corp. Ltd.	267,255	3,252,493
SilverBow Resources, Inc. *	48,643	1,291,958
Sitio Royalties Corp., Class A	189,980	4,052,273
SM Energy Co.	273,852	10,154,432
Solaris Oilfield Infrastructure, Inc., Class A	67,085	503,137
Talos Energy, Inc. *	312,784	4,056,808
Teekay Corp. *	142,677	1,282,666
Teekay Tankers Ltd., Class A	55,105	3,446,818
Tellurian, Inc. *	1,278,280	640,418
TETRA Technologies, Inc. *	291,669	1,222,093
Tidewater, Inc. *	107,309	7,210,092
U.S. Silica Holdings, Inc. *	175,624	1,882,689
Uranium Energy Corp. *	873,915	6,676,711
VAALCO Energy, Inc.	246,635	1,050,665
Valaris Ltd. *	139,584	8,636,062
Verde Clean Fuels, Inc. *	9,811	26,097
Vertex Energy, Inc. *	154,976	226,265
Vital Energy, Inc. *	53,907	2,362,744
Vitesse Energy, Inc.	58,146	1,221,647
W&T Offshore, Inc.	231,053	702,401
Weatherford International PLC *	164,835	14,760,974
World Kinect Corp.	137,995	3,114,547
		395,414,253

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	217,138	3,704,374
Alexander & Baldwin, Inc.	168,363	2,916,047
Alexander's, Inc.	4,904	1,077,850
Alpine Income Property Trust, Inc.	29,791	462,952
American Assets Trust, Inc.	113,880	2,554,328
Apartment Investment & Management Co., Class A *	338,259	2,513,264
Apple Hospitality REIT, Inc.	499,611	8,023,753
Armada Hoffler Properties, Inc.	155,633	1,861,371
Braemar Hotels & Resorts, Inc.	149,968	341,927
Brandywine Realty Trust	393,033	1,862,976
Broadstone Net Lease, Inc.	434,498	6,982,383
BRT Apartments Corp.	27,278	458,270
CareTrust REIT, Inc.	231,962	4,852,645
CBL & Associates Properties, Inc.	62,334	1,457,369
Centerspace	34,788	1,904,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Chatham Lodging Trust	112,044	1,176,462
City Office REIT, Inc.	89,169	468,137
Clipper Realty, Inc.	24,413	123,530
Community Healthcare Trust, Inc.	61,497	1,573,708
COPT Defense Properties	261,384	6,158,207
CTO Realty Growth, Inc.	51,873	857,461
DiamondRock Hospitality Co.	488,223	4,462,358
Diversified Healthcare Trust	555,429	1,594,081
Douglas Emmett, Inc.	372,826	5,051,792
Easterly Government Properties, Inc., Class A	221,762	2,723,237
Elme Communities	203,082	2,940,627
Empire Resorts, Inc. *(b)	8,021	19,696
Empire State Realty Trust, Inc., Class A	305,071	2,904,276
Equity Commonwealth	237,017	4,529,395
Essential Properties Realty Trust, Inc.	360,307	8,975,247
Farmland Partners, Inc.	103,163	1,157,489
Four Corners Property Trust, Inc.	209,018	4,893,111
Getty Realty Corp.	110,196	3,048,021
Gladstone Commercial Corp.	91,250	1,169,825
Gladstone Land Corp.	77,485	1,097,188
Global Medical REIT, Inc.	141,331	1,428,856
Global Net Lease, Inc.	450,130	3,803,599
Hudson Pacific Properties, Inc.	320,527	2,625,116
Independence Realty Trust, Inc.	522,915	7,681,621
Innovative Industrial Properties, Inc.	64,706	6,032,540
InvenTrust Properties Corp.	157,431	3,909,012
JBG SMITH Properties	234,491	3,751,856
Kite Realty Group Trust	504,444	10,795,102
LTC Properties, Inc.	95,137	2,965,420
LXP Industrial Trust	669,353	6,084,419
Macerich Co.	501,088	7,912,180
National Health Investors, Inc.	96,594	5,136,869
NETSTREIT Corp.	160,089	2,908,817
NexPoint Diversified Real Estate Trust	71,914	496,207
NexPoint Residential Trust, Inc.	51,999	1,588,570
Office Properties Income Trust	110,253	404,629
One Liberty Properties, Inc.	37,267	754,284
Orion Office REIT, Inc.	133,172	684,504
Outfront Media, Inc.	341,018	4,440,054
Paramount Group, Inc.	427,531	2,030,772
Peakstone Realty Trust (a)	83,515	1,209,297
Pebblebrook Hotel Trust	274,457	4,177,236
Phillips Edison & Co., Inc.	273,351	9,488,013
Physicians Realty Trust	551,609	6,751,694
Piedmont Office Realty Trust, Inc., Class A	285,132	1,938,898
Plymouth Industrial REIT, Inc.	102,200	2,262,708
Postal Realty Trust, Inc., Class A	47,619	671,428
PotlatchDeltic Corp.	183,393	8,203,169
Retail Opportunity Investments Corp.	284,646	3,868,339
RLJ Lodging Trust	357,401	4,138,704
Ryman Hospitality Properties, Inc.	135,118	14,849,468
Sabra Health Care REIT, Inc.	536,169	7,152,495
Safehold, Inc.	112,506	2,234,369
Saul Centers, Inc.	27,115	1,037,420
Service Properties Trust	382,015	2,952,976
SITE Centers Corp.	441,517	5,881,007
SL Green Realty Corp.	150,287	6,755,401
Summit Hotel Properties, Inc.	244,229	1,582,604
Sunstone Hotel Investors, Inc.	481,188	5,134,276
Tanger, Inc.	236,048	6,349,691
Terreno Realty Corp.	192,025	11,469,653
UMH Properties, Inc.	138,163	2,087,643
Uniti Group, Inc.	554,723	2,917,843
Universal Health Realty Income Trust	29,765	1,184,945
Urban Edge Properties	265,298	4,581,697
Veris Residential, Inc.	183,585	2,799,671

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whitestone REIT	112,759	1,456,846
Xenia Hotels & Resorts, Inc.	247,745	3,302,441
		297,772,707

Financial Services 5.8%
Acacia Research Corp. *	86,870	339,662
AFC Gamma, Inc.	37,292	434,825
Alerus Financial Corp.	41,640	945,644
AlTi Global, Inc. *(a)	52,822	328,025
A-Mark Precious Metals, Inc.	44,283	1,194,312
Angel Oak Mortgage REIT, Inc. (a)	27,502	293,446
Apollo Commercial Real Estate Finance, Inc.	328,858	3,670,055
Arbor Realty Trust, Inc. (a)	426,065	5,666,664
Ares Commercial Real Estate Corp.	120,459	1,145,565
ARMOUR Residential REIT, Inc. (a)	113,700	2,165,985
Artisan Partners Asset Management, Inc., Class A	142,434	5,967,985
AssetMark Financial Holdings, Inc. *	50,857	1,559,784
Atlanticus Holdings Corp. *	10,585	367,194
AvidXchange Holdings, Inc. *	345,305	3,784,543
B Riley Financial, Inc. (a)	47,205	1,105,541
Bakkt Holdings, Inc. *(a)	162,416	222,510
Banco Latinoamericano de Comercio Exterior SA, Class E	63,749	1,533,163
BGC Group, Inc., Class A	827,455	5,841,832
Blackstone Mortgage Trust, Inc., Class A (a)	399,364	7,883,445
Bread Financial Holdings, Inc.	114,792	4,163,506
Brightsphere Investment Group, Inc.	76,164	1,684,748
BrightSpire Capital, Inc., Class A	297,678	2,128,398
Cannae Holdings, Inc. *	158,545	3,210,536
Cantaloupe, Inc. *	130,875	891,259
Cass Information Systems, Inc.	31,660	1,366,446
Chicago Atlantic Real Estate Finance, Inc.	37,538	595,728
Chimera Investment Corp.	525,226	2,521,085
Claros Mortgage Trust, Inc.	209,371	2,458,016
Cohen & Steers, Inc.	60,195	4,238,932
Compass Diversified Holdings	146,937	3,245,838
Consumer Portfolio Services, Inc. *	19,828	181,228
Diamond Hill Investment Group, Inc.	6,302	1,005,358
Donnelley Financial Solutions, Inc. *	57,405	3,565,999
Dynex Capital, Inc.	130,480	1,597,075
Ellington Financial, Inc.	174,387	2,129,265
Enact Holdings, Inc.	68,714	1,957,662
Encore Capital Group, Inc. *	54,046	2,706,624
Enova International, Inc. *	67,304	3,663,357
Essent Group Ltd.	242,615	13,382,643
EVERTEC, Inc.	151,575	6,087,252
Federal Agricultural Mortgage Corp., Class C	21,190	3,947,485
Finance of America Cos., Inc., Class A *	122,094	102,571
FirstCash Holdings, Inc.	87,339	10,023,897
Flywire Corp. *	245,610	5,248,686
Forge Global Holdings, Inc. *	255,827	491,188
Franklin BSP Realty Trust, Inc.	193,223	2,477,119
GCM Grosvenor, Inc., Class A	94,671	822,691
Granite Point Mortgage Trust, Inc.	117,145	657,183
Green Dot Corp., Class A *	106,348	958,195
Hamilton Lane, Inc., Class A	84,767	9,827,886
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	244,643	5,820,057
I3 Verticals, Inc., Class A *	52,251	979,184
International Money Express, Inc. *	74,008	1,524,565
Invesco Mortgage Capital, Inc.	103,964	915,923
Jackson Financial, Inc., Class A	191,999	9,613,390
SECURITY	NUMBER OF SHARES	VALUE ($)
KKR Real Estate Finance Trust, Inc.	135,593	1,659,658
Ladder Capital Corp., Class A	263,178	2,876,536
LendingClub Corp. *	252,523	2,277,757
LendingTree, Inc. *	24,979	807,821
MarketWise, Inc.	72,420	168,739
Marqeta, Inc., Class A *	1,109,904	6,670,523
Merchants Bancorp	36,521	1,597,429
MFA Financial, Inc.	238,284	2,637,804
Moelis & Co., Class A	154,456	8,490,446
Mr Cooper Group, Inc. *	149,142	10,046,205
Navient Corp.	199,115	3,428,760
Nelnet, Inc., Class A	29,852	2,601,005
NerdWallet, Inc., Class A *	78,175	1,196,859
New York Mortgage Trust, Inc.	209,697	1,644,024
NewtekOne, Inc.	53,043	637,046
Nexpoint Real Estate Finance, Inc.	18,441	268,685
NMI Holdings, Inc., Class A *	186,842	5,963,997
Ocwen Financial Corp. *	14,688	424,924
Open Lending Corp., Class A *	229,121	1,681,748
OppFi, Inc. *	25,079	80,504
Orchid Island Capital, Inc.	122,097	974,334
P10, Inc., Class A	99,779	917,967
Pagseguro Digital Ltd., Class A *	460,340	5,924,576
Patria Investments Ltd., Class A	125,367	1,788,987
Payoneer Global, Inc. *	612,433	2,866,186
Paysafe Ltd. *	76,702	1,141,326
Paysign, Inc. *	74,618	229,077
PennyMac Financial Services, Inc.	58,973	5,143,625
PennyMac Mortgage Investment Trust	200,793	2,879,372
Perella Weinberg Partners, Class A	97,207	1,142,182
Piper Sandler Cos.	40,233	6,980,023
PJT Partners, Inc., Class A	54,798	5,269,924
PRA Group, Inc. *	89,548	2,039,008
Priority Technology Holdings, Inc. *	39,369	139,760
PROG Holdings, Inc. *	102,319	3,135,054
Radian Group, Inc.	364,558	10,564,891
Ready Capital Corp.	370,419	3,470,826
Redwood Trust, Inc.	263,017	1,764,844
Regional Management Corp.	18,120	441,766
Remitly Global, Inc. *	307,620	5,272,607
Repay Holdings Corp., Class A *	191,646	1,502,505
Security National Financial Corp., Class A *	28,551	223,554
Silvercrest Asset Management Group, Inc., Class A	21,764	363,024
StepStone Group, Inc., Class A	124,692	4,170,947
StoneCo Ltd., Class A *	674,409	11,593,091
StoneX Group, Inc. *	62,188	4,088,861
SWK Holdings Corp. *	8,736	151,133
TPG RE Finance Trust, Inc.	160,051	974,711
Two Harbors Investment Corp.	225,735	2,812,658
Upstart Holdings, Inc. *(a)	169,174	5,372,966
Value Line, Inc.	2,043	91,118
Velocity Financial, Inc. *	19,685	310,039
Victory Capital Holdings, Inc., Class A	61,854	2,086,335
Virtus Investment Partners, Inc.	16,012	3,780,593
Walker & Dunlop, Inc.	73,772	7,125,637
Waterstone Financial, Inc.	40,081	533,077
WisdomTree, Inc.	321,690	2,177,841
World Acceptance Corp. *	9,390	1,233,001
		326,479,051

Food, Beverage & Tobacco 1.5%
Alico, Inc.	16,272	479,048
B&G Foods, Inc.	163,616	1,645,977
Benson Hill, Inc. *	395,910	68,176
Beyond Meat, Inc. *(a)	136,810	905,682
BRC, Inc., Class A *(a)	91,854	347,208

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calavo Growers, Inc.	40,071	1,045,452
Cal-Maine Foods, Inc.	94,813	5,254,537
Coca-Cola Consolidated, Inc.	11,070	9,535,587
Dole PLC	164,678	1,859,215
Duckhorn Portfolio, Inc. *	102,863	887,708
Forafric Global PLC *(a)	11,937	124,622
Fresh Del Monte Produce, Inc.	79,458	1,953,078
Hain Celestial Group, Inc. *	205,637	2,202,372
Ispire Technology, Inc. *(a)	40,909	449,999
J & J Snack Foods Corp.	34,786	5,538,975
John B Sanfilippo & Son, Inc.	20,880	2,236,874
Lancaster Colony Corp.	45,246	8,315,310
Limoneira Co.	40,317	731,350
MGP Ingredients, Inc.	36,615	3,110,444
Mission Produce, Inc. *	111,695	1,115,833
National Beverage Corp. *	55,010	2,543,662
Primo Water Corp.	361,807	5,275,146
Seneca Foods Corp., Class A *	12,270	654,973
Simply Good Foods Co. *	210,480	7,956,144
Sovos Brands, Inc. *	127,686	2,815,476
SunOpta, Inc. *	216,612	1,288,841
TreeHouse Foods, Inc. *	119,442	5,028,508
Turning Point Brands, Inc.	39,858	968,151
Universal Corp.	55,647	3,224,744
Utz Brands, Inc.	167,457	2,963,989
Vector Group Ltd.	336,953	3,527,898
Vita Coco Co., Inc. *	65,817	1,295,937
Vital Farms, Inc. *	70,363	1,011,820
Westrock Coffee Co. *(a)	65,109	674,529
Zevia PBC, Class A *	56,995	96,892
		87,134,157

Health Care Equipment & Services 5.7%
23andMe Holding Co., Class A *	705,420	515,733
Accolade, Inc. *	156,818	1,775,180
Accuray, Inc. *	222,282	575,710
AdaptHealth Corp., Class A *	220,600	1,592,732
Addus HomeCare Corp. *	36,304	3,143,926
Agiliti, Inc. *	68,046	482,446
AirSculpt Technologies, Inc. *(a)	26,465	192,136
Alignment Healthcare, Inc. *	197,699	1,324,583
Alphatec Holdings, Inc. *	213,122	3,429,133
American Well Corp., Class A *	568,020	596,421
AMN Healthcare Services, Inc. *	88,059	6,517,247
AngioDynamics, Inc. *	90,190	532,121
Apollo Medical Holdings, Inc. *	98,958	3,438,791
Artivion, Inc. *	91,421	1,528,559
AtriCure, Inc. *	107,561	3,663,528
Atrion Corp.	3,162	1,075,080
Avanos Medical, Inc. *	107,721	2,067,166
Aveanna Healthcare Holdings, Inc. *	116,553	268,072
Axogen, Inc. *	93,348	902,675
Axonics, Inc. *	114,913	7,800,294
Beyond Air, Inc. *(a)	58,597	98,443
Brookdale Senior Living, Inc. *	430,828	2,356,629
Butterfly Network, Inc. *(a)	320,332	288,651
Cano Health, Inc. *(a)	6,221	14,868
CareMax, Inc. *	171,777	58,988
Castle Biosciences, Inc. *	58,206	1,343,394
Cerus Corp. *	413,494	748,424
ClearPoint Neuro, Inc. *	52,401	364,711
Community Health Systems, Inc. *	293,855	1,078,448
Computer Programs & Systems, Inc. *	32,648	330,724
CONMED Corp.	71,026	6,790,086
CorVel Corp. *	20,206	4,755,280
Cross Country Healthcare, Inc. *	80,354	1,707,523
Cutera, Inc. *(a)	42,386	111,899
CVRx, Inc. *	25,423	638,626
SECURITY	NUMBER OF SHARES	VALUE ($)
Definitive Healthcare Corp., Class A *	108,850	925,225
DocGo, Inc. *	178,658	661,035
Embecta Corp.	133,017	2,279,911
Enhabit, Inc. *	116,664	1,177,140
Ensign Group, Inc.	126,252	14,294,251
Evolent Health, Inc., Class A *	255,207	7,505,638
Fulgent Genetics, Inc. *	47,234	1,161,484
Glaukos Corp. *	109,587	9,756,531
Guardant Health, Inc. *	260,949	5,722,612
Haemonetics Corp. *	116,183	8,883,352
Health Catalyst, Inc. *	132,112	1,290,734
HealthEquity, Inc. *	194,675	14,713,536
HealthStream, Inc.	55,304	1,472,192
Hims & Hers Health, Inc. *	282,374	2,422,769
Inari Medical, Inc. *	123,822	7,051,663
InfuSystem Holdings, Inc. *	41,516	383,193
Inmode Ltd. *	179,295	4,247,499
Innovage Holding Corp. *(a)	43,240	228,740
Inogen, Inc. *	53,386	379,841
Integer Holdings Corp. *	76,951	7,796,675
Invitae Corp. *(a)	600,769	234,300
iRadimed Corp.	17,205	712,459
iRhythm Technologies, Inc. *	70,895	8,491,803
Joint Corp. *	32,546	317,649
KORU Medical Systems, Inc. *	79,915	166,223
Lantheus Holdings, Inc. *	157,188	8,162,773
LeMaitre Vascular, Inc.	45,405	2,635,306
LifeStance Health Group, Inc. *	244,126	1,459,873
LivaNova PLC *	125,778	6,122,873
Merit Medical Systems, Inc. *	131,723	10,313,911
ModivCare, Inc. *	29,432	1,170,511
Multiplan Corp. *	889,364	898,258
Nano-X Imaging Ltd. *(a)	110,163	599,287
National HealthCare Corp.	28,877	2,686,716
National Research Corp.	33,206	1,308,316
Neogen Corp. *	503,516	7,804,498
NeoGenomics, Inc. *	295,369	4,386,230
Nevro Corp. *	82,083	1,359,294
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	104,111	3,349,251
OPKO Health, Inc. *(a)	933,908	952,586
OptimizeRx Corp. *	38,018	536,814
Option Care Health, Inc. *	388,166	12,126,306
OraSure Technologies, Inc. *	166,009	1,223,486
Orchestra BioMed Holdings, Inc. *	33,684	238,483
Orthofix Medical, Inc. *	81,269	1,128,826
OrthoPediatrics Corp. *	36,669	957,794
Outset Medical, Inc. *	113,729	345,736
Owens & Minor, Inc. *	171,552	3,381,290
P3 Health Partners, Inc. *	91,086	110,214
Paragon 28, Inc. *	101,410	1,285,879
Patterson Cos., Inc.	198,259	5,920,014
Pediatrix Medical Group, Inc. *	195,131	1,826,426
Pennant Group, Inc. *	66,207	993,767
PetIQ, Inc., Class A *	63,782	1,146,163
Phreesia, Inc. *	122,471	3,120,561
Privia Health Group, Inc. *	260,123	5,244,080
PROCEPT BioRobotics Corp. *	93,256	4,317,753
Progyny, Inc. *	183,600	6,993,324
Pulmonx Corp. *	84,365	1,120,367
Pulse Biosciences, Inc. *(a)	36,922	327,867
Quipt Home Medical Corp. *	97,906	460,158
RadNet, Inc. *	139,133	5,143,747
RxSight, Inc. *	65,678	2,989,006
Sanara Medtech, Inc. *	8,678	293,316
Schrodinger, Inc. *	126,199	3,337,964
Select Medical Holdings Corp.	240,045	6,238,770
Semler Scientific, Inc. *	10,622	470,448

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sharecare, Inc. *	709,042	801,217
SI-BONE, Inc. *	91,922	1,857,744
Sight Sciences, Inc. *	49,804	211,169
Silk Road Medical, Inc. *	88,405	1,337,568
Simulations Plus, Inc.	36,609	1,387,481
STAAR Surgical Co. *	112,545	3,152,385
Surgery Partners, Inc. *	174,684	5,361,052
Surmodics, Inc. *	31,526	1,110,030
Tactile Systems Technology, Inc. *	54,309	823,868
Tela Bio, Inc. *	39,312	271,646
TransMedics Group, Inc. *	73,549	6,308,298
Treace Medical Concepts, Inc. *	106,475	1,435,283
U.S. Physical Therapy, Inc.	34,370	3,170,976
UFP Technologies, Inc. *	16,489	2,778,561
Utah Medical Products, Inc.	7,826	619,897
Varex Imaging Corp. *	90,813	1,749,967
Veradigm, Inc. *	249,013	2,273,489
Vicarious Surgical, Inc. *	260,655	104,888
Viemed Healthcare, Inc. *	78,403	636,632
Zimvie, Inc. *	59,072	1,032,579
Zynex, Inc. *(a)	42,088	498,322
		325,795,976

Household & Personal Products 1.3%
Beauty Health Co. *	189,099	554,060
BellRing Brands, Inc. *	305,482	16,883,990
Central Garden & Pet Co. *	22,405	1,050,795
Central Garden & Pet Co., Class A *	91,458	3,775,386
Edgewell Personal Care Co.	116,423	4,313,472
elf Beauty, Inc. *	124,948	19,932,954
Energizer Holdings, Inc.	166,312	5,258,785
Herbalife Ltd. *	228,944	2,758,775
Inter Parfums, Inc.	42,383	5,897,595
Medifast, Inc.	24,654	1,347,341
Nature's Sunshine Products, Inc. *	30,185	525,521
Nu Skin Enterprises, Inc., Class A	116,159	2,155,911
Oil-Dri Corp. of America	11,207	728,007
USANA Health Sciences, Inc. *	26,238	1,228,463
Waldencast PLC, Class A *(a)	83,204	586,588
WD-40 Co.	31,377	8,126,016
		75,123,659

Insurance 1.8%
Ambac Financial Group, Inc. *	103,224	1,677,390
American Coastal Insurance Corp., Class C *	44,838	518,776
American Equity Investment Life Holding Co. *	182,225	10,060,642
AMERISAFE, Inc.	44,474	2,216,584
BRP Group, Inc., Class A *	139,348	3,126,969
CNO Financial Group, Inc.	259,716	7,059,081
Crawford & Co., Class A	33,123	402,113
Donegal Group, Inc., Class A	35,177	528,007
eHealth, Inc. *	66,953	455,280
Employers Holdings, Inc.	59,298	2,473,913
Enstar Group Ltd. *	27,645	7,378,174
F&G Annuities & Life, Inc.	43,252	1,939,420
Fidelis Insurance Holdings Ltd. *	35,180	458,044
Genworth Financial, Inc., Class A *	1,067,997	6,589,541
GoHealth, Inc., Class A *	8,961	105,829
Goosehead Insurance, Inc., Class A *	49,970	3,857,684
Greenlight Capital Re Ltd., Class A *	61,281	699,216
HCI Group, Inc.	14,950	1,340,567
Hippo Holdings, Inc. *	23,956	221,593
Horace Mann Educators Corp.	94,697	3,487,691
Investors Title Co.	2,791	466,795
James River Group Holdings Ltd.	87,457	836,963
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingsway Financial Services, Inc. *	24,339	213,453
Lemonade, Inc. *(a)	117,478	1,858,502
Maiden Holdings Ltd. *	207,487	365,177
MBIA, Inc.	105,722	642,790
Mercury General Corp.	61,926	2,480,136
National Western Life Group, Inc., Class A	5,249	2,540,516
NI Holdings, Inc. *	18,872	252,130
Oscar Health, Inc., Class A *	364,385	4,562,100
Palomar Holdings, Inc. *	56,262	3,368,406
ProAssurance Corp.	120,481	1,621,674
Safety Insurance Group, Inc.	33,112	2,758,561
Selective Insurance Group, Inc.	139,483	14,626,187
Selectquote, Inc. *	311,916	346,227
SiriusPoint Ltd. *	161,564	1,906,455
Skyward Specialty Insurance Group, Inc. *	55,104	1,713,734
Stewart Information Services Corp.	62,213	3,836,054
Tiptree, Inc.	55,022	1,041,566
Trupanion, Inc. *(a)	91,314	2,483,741
United Fire Group, Inc.	48,770	1,092,936
Universal Insurance Holdings, Inc.	56,138	933,014
		104,543,631

Materials 4.4%
5E Advanced Materials, Inc. *(a)	89,888	127,641
AdvanSix, Inc.	60,068	1,524,526
Alpha Metallurgical Resources, Inc.	26,693	10,656,913
American Vanguard Corp.	62,841	686,224
Arcadium Lithium PLC *	2,368,114	11,580,077
Arch Resources, Inc.	41,592	7,360,120
Aspen Aerogels, Inc. *	118,662	1,332,574
ATI, Inc. *	298,636	12,205,253
Avient Corp.	209,439	7,583,786
Balchem Corp.	74,110	10,387,258
Cabot Corp.	128,310	9,251,151
Caledonia Mining Corp. PLC	38,017	407,162
Carpenter Technology Corp.	113,449	6,987,324
Century Aluminum Co. *	120,756	1,346,429
Clearwater Paper Corp. *	37,623	1,240,430
Coeur Mining, Inc. *	765,360	2,058,818
Commercial Metals Co.	271,293	14,166,920
Compass Minerals International, Inc.	79,791	1,794,500
Constellium SE, Class A *	298,954	5,605,388
Contango ORE, Inc. *	18,146	298,865
Core Molding Technologies, Inc. *	17,711	306,400
Dakota Gold Corp. *	126,675	266,018
Danimer Scientific, Inc. *(a)	200,587	127,975
Ecovyst, Inc. *	213,241	1,974,612
Glatfelter Corp. *	102,934	149,254
Greif, Inc., Class A	68,198	4,269,877
Hawkins, Inc.	45,015	2,996,649
Haynes International, Inc.	28,962	1,612,315
HB Fuller Co.	125,359	9,498,451
Hecla Mining Co.	1,412,145	5,380,272
i-80 Gold Corp. *	444,218	710,749
Ingevity Corp. *	84,562	3,683,521
Innospec, Inc.	57,809	6,712,203
Intrepid Potash, Inc. *	25,392	467,213
Ivanhoe Electric, Inc. *	145,971	1,220,318
Kaiser Aluminum Corp.	37,060	2,405,194
Knife River Corp. *	130,755	8,563,145
Koppers Holdings, Inc.	46,446	2,375,248
Kronos Worldwide, Inc.	50,645	471,505
LSB Industries, Inc. *	123,881	921,675
Materion Corp.	47,442	5,549,291
Mativ Holdings, Inc.	125,438	1,509,019
Minerals Technologies, Inc.	75,432	4,929,481

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Myers Industries, Inc.	85,298	1,599,338
NioCorp Developments Ltd. *	4,462	13,921
Novagold Resources, Inc. *	563,203	1,441,800
O-I Glass, Inc. *	358,938	5,226,137
Olympic Steel, Inc.	22,892	1,547,041
Origin Materials, Inc. *	270,638	159,676
Orion SA	128,012	2,867,469
Pactiv Evergreen, Inc.	92,226	1,346,500
Perimeter Solutions SA *	350,691	1,662,275
Perpetua Resources Corp. *	86,353	246,970
Piedmont Lithium, Inc. *	41,118	628,283
PureCycle Technologies, Inc. *(a)	266,198	1,043,496
Quaker Chemical Corp.	32,065	6,090,426
Ramaco Resources, Inc., Class A	52,091	983,478
Ramaco Resources, Inc., Class B	10,643	134,315
Ranpak Holdings Corp., Class A *	103,875	427,965
Rayonier Advanced Materials, Inc. *	146,630	636,374
Ryerson Holding Corp.	64,953	2,229,187
Schnitzer Steel Industries, Inc., Class A	59,670	1,571,111
Sensient Technologies Corp.	97,558	6,051,523
Stepan Co.	49,343	4,404,850
Summit Materials, Inc., Class A *	276,806	10,014,841
SunCoke Energy, Inc.	194,006	1,988,562
Sylvamo Corp.	82,715	3,840,457
TimkenSteel Corp. *	100,431	2,063,857
Tredegar Corp.	60,362	285,512
TriMas Corp.	96,531	2,382,385
Trinseo PLC	80,925	487,978
Tronox Holdings PLC	271,056	3,737,862
U.S. Lime & Minerals, Inc.	4,797	1,240,840
Valhi, Inc.	5,287	73,331
Warrior Met Coal, Inc.	119,490	7,667,673
Worthington Steel, Inc. *	71,691	2,147,145
		248,944,322

Media & Entertainment 1.7%
Advantage Solutions, Inc. *	200,887	809,575
AMC Networks, Inc., Class A *	71,362	1,290,939
Atlanta Braves Holdings, Inc., Class C *	130,455	5,258,641
Boston Omaha Corp., Class A *	53,526	829,118
Bumble, Inc., Class A *	233,795	3,207,667
Cardlytics, Inc. *	84,484	645,458
Cargurus, Inc. *	225,989	5,251,984
Cars.com, Inc. *	154,770	2,697,641
Cinemark Holdings, Inc. *	254,318	3,517,218
Clear Channel Outdoor Holdings, Inc. *	865,572	1,488,784
Daily Journal Corp. *	3,127	1,004,768
DHI Group, Inc. *	101,333	232,053
Emerald Holding, Inc. *	35,666	218,989
Entravision Communications Corp., Class A	138,513	558,207
Eventbrite, Inc., Class A *	178,026	1,490,078
EverQuote, Inc., Class A *	50,843	642,147
EW Scripps Co., Class A *	135,976	1,083,729
fuboTV, Inc. *	654,733	1,630,285
Gambling.com Group Ltd. *	35,321	323,187
Gannett Co., Inc. *	339,542	838,669
Gray Television, Inc.	196,058	1,872,354
Grindr, Inc. *(a)	94,287	818,411
iHeartMedia, Inc., Class A *	246,802	668,833
IMAX Corp. *	103,268	1,442,654
Integral Ad Science Holding Corp. *	112,581	1,638,054
John Wiley & Sons, Inc., Class A	84,237	2,850,580
Lions Gate Entertainment Corp., Class A *	398,589	4,157,283
Loop Media, Inc. *	83,321	58,333
Madison Square Garden Entertainment Corp., Class A *	91,841	3,061,979
SECURITY	NUMBER OF SHARES	VALUE ($)
Magnite, Inc. *	313,417	2,773,740
Marcus Corp.	55,333	751,422
MediaAlpha, Inc., Class A *	52,492	669,273
Nextdoor Holdings, Inc. *	330,453	502,289
Outbrain, Inc. *	93,813	368,685
Playstudios, Inc. *	194,082	426,980
PubMatic, Inc., Class A *	99,951	1,517,256
QuinStreet, Inc. *	121,468	1,539,000
Reservoir Media, Inc. *	45,337	317,359
Scholastic Corp.	61,829	2,376,707
Shutterstock, Inc.	56,852	2,670,338
Sinclair, Inc.	75,799	1,190,044
Sphere Entertainment Co. *	61,807	2,186,732
Stagwell, Inc., Class A *	186,996	1,219,214
System1, Inc. *	80,049	144,088
TechTarget, Inc. *	58,751	2,007,522
TEGNA, Inc.	467,573	7,289,463
Thryv Holdings, Inc. *	71,474	1,460,929
Townsquare Media, Inc., Class A	26,692	286,672
TrueCar, Inc. *	201,568	713,551
Urban One, Inc. *	23,446	84,406
Urban One, Inc., Class A *	24,438	89,443
Vimeo, Inc. *	354,484	1,407,301
Vivid Seats, Inc., Class A *	55,061	316,050
WideOpenWest, Inc. *	117,264	435,049
Yelp, Inc., Class A *	154,417	6,752,655
Ziff Davis, Inc. *	106,905	7,205,397
ZipRecruiter, Inc., Class A *	156,381	2,176,824
		98,466,007

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
2seventy bio, Inc. *	116,417	598,383
4D Molecular Therapeutics, Inc. *	92,452	1,594,797
89bio, Inc. *	148,029	1,465,487
Aadi Bioscience, Inc. *	37,075	68,218
ACADIA Pharmaceuticals, Inc. *	280,710	7,273,196
ACELYRIN, Inc. *	76,601	583,700
Aclaris Therapeutics, Inc. *	160,330	185,983
Acrivon Therapeutics, Inc. *	19,871	72,529
Actinium Pharmaceuticals, Inc. *	63,682	342,609
Adaptive Biotechnologies Corp. *	259,264	951,499
Adicet Bio, Inc. *(a)	69,460	207,685
ADMA Biologics, Inc. *	493,104	2,559,210
Aerovate Therapeutics, Inc. *	25,879	499,723
Agenus, Inc. *	882,131	588,558
Agios Pharmaceuticals, Inc. *	128,264	2,901,332
Akero Therapeutics, Inc. *	119,226	2,576,474
Akoya Biosciences, Inc. *	51,893	263,616
Aldeyra Therapeutics, Inc. *	106,476	333,270
Alector, Inc. *	147,204	877,336
Alkermes PLC *	384,310	10,395,585
Allakos, Inc. *	151,975	193,008
Allogene Therapeutics, Inc. *	218,274	768,324
Allovir, Inc. *	118,150	85,068
Alpine Immune Sciences, Inc. *	75,255	2,002,536
Altimmune, Inc. *	122,309	1,154,597
ALX Oncology Holdings, Inc. *(a)	62,331	898,190
Amicus Therapeutics, Inc. *	656,598	8,161,513
Amneal Pharmaceuticals, Inc. *	284,820	1,523,787
Amphastar Pharmaceuticals, Inc. *	88,973	4,747,599
Amylyx Pharmaceuticals, Inc. *	118,253	1,892,048
AnaptysBio, Inc. *	43,360	1,023,296
Anavex Life Sciences Corp. *(a)	165,974	990,865
ANI Pharmaceuticals, Inc. *	33,377	1,863,104
Anika Therapeutics, Inc. *	33,515	788,273
Annexon, Inc. *	104,336	433,516
Apogee Therapeutics, Inc. *(a)	47,475	1,590,413
Arbutus Biopharma Corp. *	298,677	707,864

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcellx, Inc. *	88,733	5,487,249
Arcturus Therapeutics Holdings, Inc. *	54,083	1,783,117
Arcus Biosciences, Inc. *	124,625	1,886,823
Arcutis Biotherapeutics, Inc. *	183,595	1,077,703
Ardelyx, Inc. *	532,651	4,650,043
Arrowhead Pharmaceuticals, Inc. *	268,592	8,621,803
ARS Pharmaceuticals, Inc. *	55,441	344,289
Arvinas, Inc. *	113,633	4,715,770
Assertio Holdings, Inc. *	204,683	180,653
Astria Therapeutics, Inc. *	76,960	1,002,789
Atara Biotherapeutics, Inc. *	235,645	146,948
Atea Pharmaceuticals, Inc. *	173,678	722,500
Aura Biosciences, Inc. *	66,086	508,862
Aurinia Pharmaceuticals, Inc. *	315,099	2,375,846
Avid Bioservices, Inc. *	143,075	968,618
Avidity Biosciences, Inc. *	171,026	2,091,648
Avita Medical, Inc. *	58,978	988,471
Axsome Therapeutics, Inc. *	82,361	7,414,961
Beam Therapeutics, Inc. *	167,464	4,086,122
BioAtla, Inc. *	101,115	193,635
BioCryst Pharmaceuticals, Inc. *	436,701	2,314,515
Biohaven Ltd. *	158,050	7,030,064
BioLife Solutions, Inc. *	80,247	1,364,199
Biomea Fusion, Inc. *(a)	45,939	830,577
Biote Corp., Class A *	32,001	121,284
BioVie, Inc., Class A *(a)	29,935	31,132
Bioxcel Therapeutics, Inc. *(a)	49,908	160,704
Bluebird Bio, Inc. *	246,650	251,583
Blueprint Medicines Corp. *	140,814	11,198,937
Bridgebio Pharma, Inc. *	265,257	9,095,663
Bright Green Corp. *	137,897	27,524
Cabaletta Bio, Inc. *	79,725	1,632,768
Cara Therapeutics, Inc. *	107,050	60,547
CareDx, Inc. *	119,689	1,024,538
Caribou Biosciences, Inc. *	189,248	1,160,090
Carisma Therapeutics, Inc. (a)	60,952	127,999
Cartesian Therapeutics, Inc. *	265,512	191,169
Cassava Sciences, Inc. *(a)	91,815	2,198,969
Catalyst Pharmaceuticals, Inc. *	231,776	3,337,574
Celcuity, Inc. *	40,351	609,300
Celldex Therapeutics, Inc. *	107,464	3,784,882
Century Therapeutics, Inc. *	53,526	229,091
Cerevel Therapeutics Holdings, Inc. *	161,502	6,766,934
Citius Pharmaceuticals, Inc. *	280,921	174,452
Codexis, Inc. *	165,871	436,241
Cogent Biosciences, Inc. *	192,991	854,950
Coherus Biosciences, Inc. *(a)	230,377	495,311
Collegium Pharmaceutical, Inc. *	80,075	2,639,272
Compass Therapeutics, Inc. *	203,245	264,219
Corcept Therapeutics, Inc. *	185,900	3,922,490
CorMedix, Inc. *	128,690	379,636
Crinetics Pharmaceuticals, Inc. *	150,842	5,502,716
CryoPort, Inc. *	100,014	1,451,203
Cue Biopharma, Inc. *	88,619	233,954
Cullinan Oncology, Inc. *	59,690	903,707
Cymabay Therapeutics, Inc. *	261,506	6,148,006
Cytek Biosciences, Inc. *	279,749	2,112,105
Cytokinetics, Inc. *	215,749	16,856,469
Day One Biopharmaceuticals, Inc. *	144,677	2,177,389
Deciphera Pharmaceuticals, Inc. *	123,536	1,769,036
Denali Therapeutics, Inc. *	273,269	4,375,037
Design Therapeutics, Inc. *	74,915	177,549
Disc Medicine, Inc. *	20,877	1,372,663
Dynavax Technologies Corp. *	299,270	3,866,568
Dyne Therapeutics, Inc. *	102,857	2,201,140
Eagle Pharmaceuticals, Inc. *	23,660	138,648
Edgewise Therapeutics, Inc. *	97,929	1,746,074
Editas Medicine, Inc. *	191,063	1,343,173
Emergent BioSolutions, Inc. *(a)	115,644	193,125
SECURITY	NUMBER OF SHARES	VALUE ($)
Enanta Pharmaceuticals, Inc. *	46,447	564,331
Enliven Therapeutics, Inc. *(a)	54,118	849,653
Entrada Therapeutics, Inc. *(a)	50,517	736,033
Erasca, Inc. *	184,468	308,062
Evolus, Inc. *	97,500	1,237,275
Eyenovia, Inc. *	63,574	115,705
EyePoint Pharmaceuticals, Inc. *	61,791	1,664,032
Fate Therapeutics, Inc. *	196,922	1,213,040
Fennec Pharmaceuticals, Inc. *	41,497	414,555
FibroGen, Inc. *(a)	209,142	401,553
Foghorn Therapeutics, Inc. *	46,468	147,768
Genelux Corp. *(a)	42,791	452,729
Generation Bio Co. *	103,517	194,612
Geron Corp. *	1,183,701	2,178,010
Graphite Bio, Inc. *	64,045	174,202
Gritstone bio, Inc. *	200,640	479,530
Halozyme Therapeutics, Inc. *	300,719	10,179,338
Harmony Biosciences Holdings, Inc. *	74,511	2,350,077
Harrow, Inc. *	69,252	659,972
Harvard Bioscience, Inc. *	95,864	421,802
Heron Therapeutics, Inc. *(a)	236,703	570,454
HilleVax, Inc. *	60,632	859,155
Humacyte, Inc. *(a)	139,564	463,352
Icosavax, Inc. *	63,441	971,282
Ideaya Biosciences, Inc. *	139,029	6,051,932
IGM Biosciences, Inc. *(a)	31,747	333,978
Ikena Oncology, Inc. *	73,880	98,999
Immuneering Corp., Class A *	51,835	304,271
ImmunityBio, Inc. *(a)	306,461	1,029,709
ImmunoGen, Inc. *	554,671	16,262,954
Immunovant, Inc. *	125,074	4,553,944
Inhibrx, Inc. *	79,547	3,064,946
Innoviva, Inc. *	137,746	2,231,485
Inozyme Pharma, Inc. *	110,771	609,241
Insmed, Inc. *	319,338	8,877,596
Intellia Therapeutics, Inc. *	204,290	4,866,188
Intra-Cellular Therapies, Inc. *	216,882	14,604,834
Iovance Biotherapeutics, Inc. *	529,974	4,096,699
Ironwood Pharmaceuticals, Inc., Class A *	320,942	4,554,167
iTeos Therapeutics, Inc. *	56,509	562,265
Janux Therapeutics, Inc. *	39,558	338,616
KalVista Pharmaceuticals, Inc. *	71,599	1,129,116
Karyopharm Therapeutics, Inc. *	258,909	194,311
Keros Therapeutics, Inc. *	51,776	2,866,319
Kezar Life Sciences, Inc. *	163,132	161,419
Kiniksa Pharmaceuticals Ltd., Class A *	72,762	1,282,794
Kodiak Sciences, Inc. *	74,143	297,313
Krystal Biotech, Inc. *	50,076	5,570,955
Kura Oncology, Inc. *	162,994	3,282,699
Kymera Therapeutics, Inc. *	88,309	2,894,769
Larimar Therapeutics, Inc. *	58,626	339,445
Lexicon Pharmaceuticals, Inc. *(a)	211,809	396,083
Ligand Pharmaceuticals, Inc. *	38,806	2,836,719
Lineage Cell Therapeutics, Inc. *	295,032	274,409
Liquidia Corp. *	110,971	1,418,209
Longboard Pharmaceuticals, Inc. *	35,609	756,335
Lyell Immunopharma, Inc. *	401,603	734,933
MacroGenics, Inc. *	140,489	2,008,993
Madrigal Pharmaceuticals, Inc. *	34,180	7,407,148
MannKind Corp. *	604,085	2,017,644
Marinus Pharmaceuticals, Inc. *	118,925	1,158,330
MaxCyte, Inc. *	199,789	1,016,926
MeiraGTx Holdings PLC *	74,544	452,482
Merrimack Pharmaceuticals, Inc. *	23,947	320,890
Mersana Therapeutics, Inc. *	263,501	832,663
Mesa Laboratories, Inc.	11,917	1,091,836
MiMedx Group, Inc. *	266,790	2,064,955
Mineralys Therapeutics, Inc. *	45,108	492,128

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mirum Pharmaceuticals, Inc. *	57,134	1,511,766
Monte Rosa Therapeutics, Inc. *(a)	69,530	368,161
Morphic Holding, Inc. *	84,905	2,690,639
Mural Oncology PLC *	38,728	170,016
Myriad Genetics, Inc. *	187,152	4,003,181
NanoString Technologies, Inc. *	108,037	44,468
Nautilus Biotechnology, Inc. *	114,098	317,192
Neumora Therapeutics, Inc. *(a)	34,458	513,424
NGM Biopharmaceuticals, Inc. *	99,615	152,411
Nkarta, Inc. *	69,109	624,745
Novavax, Inc. *(a)	219,965	879,860
Nurix Therapeutics, Inc. *	111,658	882,098
Nuvalent, Inc., Class A *	61,398	4,615,288
Nuvation Bio, Inc. *	332,937	539,358
Nuvectis Pharma, Inc. *(a)	17,590	128,231
Ocean Biomedical, Inc. *	19,835	11,270
Ocular Therapeutix, Inc. *	185,188	900,014
Olema Pharmaceuticals, Inc. *	62,982	821,285
Omega Therapeutics, Inc. *(a)	55,712	203,349
Omeros Corp. *(a)	139,171	450,914
OmniAb, Inc. *	217,882	1,263,716
Optinose, Inc. *	166,635	209,960
Organogenesis Holdings, Inc., Class A *	160,584	529,927
ORIC Pharmaceuticals, Inc. *	89,948	988,529
Outlook Therapeutics, Inc. *	354,615	136,881
Ovid therapeutics, Inc. *	135,487	524,335
Pacific Biosciences of California, Inc. *	584,045	3,802,133
Pacira BioSciences, Inc. *	105,265	3,430,586
PDS Biotechnology Corp. *(a)	63,925	341,999
PepGen, Inc. *	22,976	230,449
Phathom Pharmaceuticals, Inc. *	74,653	500,175
Phibro Animal Health Corp., Class A	46,720	505,043
Pliant Therapeutics, Inc. *	131,635	2,358,899
PMV Pharmaceuticals, Inc. *	88,482	155,728
Poseida Therapeutics, Inc., Class A *	155,344	534,383
Precigen, Inc. *	308,868	426,238
Prelude Therapeutics, Inc. *	33,475	109,798
Prestige Consumer Healthcare, Inc. *	115,129	7,085,039
Prime Medicine, Inc. *(a)	91,504	581,050
ProKidney Corp. *(a)	103,938	136,159
Protagonist Therapeutics, Inc. *	131,972	3,300,620
Protalix BioTherapeutics, Inc. *(a)	153,561	222,663
Prothena Corp. PLC *	97,477	2,767,372
PTC Therapeutics, Inc. *	166,466	4,343,098
Quanterix Corp. *	81,307	1,796,072
Quantum-Si, Inc. *	228,577	356,580
Rallybio Corp. *	69,890	94,352
RAPT Therapeutics, Inc. *	68,290	1,690,178
RayzeBio, Inc. *	46,455	2,884,856
Recursion Pharmaceuticals, Inc., Class A *	317,178	2,984,645
REGENXBIO, Inc. *	95,365	1,174,897
Relay Therapeutics, Inc. *	207,992	1,923,926
Reneo Pharmaceuticals, Inc. *	30,078	49,328
Replimune Group, Inc. *	114,172	885,975
Revance Therapeutics, Inc. *	202,216	1,017,146
REVOLUTION Medicines, Inc. *	332,242	9,219,715
Rhythm Pharmaceuticals, Inc. *	118,852	5,242,562
Rigel Pharmaceuticals, Inc. *	391,223	457,731
Rocket Pharmaceuticals, Inc. *	144,937	4,164,040
Sage Therapeutics, Inc. *	122,161	3,132,208
Sagimet Biosciences, Inc., Class A *(a)	12,562	119,088
Sana Biotechnology, Inc. *	223,769	1,228,492
Sangamo Therapeutics, Inc. *	332,998	152,180
Savara, Inc. *	208,514	1,030,059
Scholar Rock Holding Corp. *	128,155	1,787,762
Scilex Holding Co. *(b)	147,603	218,748
scPharmaceuticals, Inc. *(a)	69,604	341,060
Seer, Inc., Class A *	134,013	230,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Seres Therapeutics, Inc. *	225,395	254,696
SIGA Technologies, Inc.	105,114	512,956
SpringWorks Therapeutics, Inc. *	155,308	6,853,742
Stoke Therapeutics, Inc. *	63,060	305,210
Summit Therapeutics, Inc. *(a)	265,170	1,039,466
Supernus Pharmaceuticals, Inc. *	113,633	3,145,361
Sutro Biopharma, Inc. *	137,495	596,728
Syndax Pharmaceuticals, Inc. *	154,746	3,170,746
Tango Therapeutics, Inc. *	102,216	1,201,038
Taro Pharmaceutical Industries Ltd. *	18,686	804,432
Tarsus Pharmaceuticals, Inc. *	66,411	1,809,036
Tenaya Therapeutics, Inc. *	104,636	439,994
Terns Pharmaceuticals, Inc. *	97,966	507,464
TG Therapeutics, Inc. *	320,365	5,202,728
Theravance Biopharma, Inc. *	119,373	1,131,656
Theseus Pharmaceuticals, Inc. *	46,263	187,828
Third Harmonic Bio, Inc. *(a)	44,524	386,023
Travere Therapeutics, Inc. *	168,160	1,501,669
Trevi Therapeutics, Inc. *	95,150	135,113
Turnstone Biologics Corp. *	15,169	39,894
Twist Bioscience Corp. *	131,636	4,265,006
Tyra Biosciences, Inc. *	32,661	437,657
UroGen Pharma Ltd. *	62,880	987,216
Vanda Pharmaceuticals, Inc. *	127,858	460,289
Vaxcyte, Inc. *	217,171	15,510,353
Vaxxinity, Inc., Class A *	97,417	69,166
Ventyx Biosciences, Inc. *	110,113	232,338
Vera Therapeutics, Inc., Class A *	78,329	2,852,742
Veracyte, Inc. *	168,610	4,218,622
Vericel Corp. *	109,988	4,727,284
Verrica Pharmaceuticals, Inc. *(a)	47,719	269,612
Verve Therapeutics, Inc. *	120,668	1,305,628
Vigil Neuroscience, Inc. *	36,733	99,914
Viking Therapeutics, Inc. *	222,147	5,362,629
Vir Biotechnology, Inc. *	193,699	1,820,771
Viridian Therapeutics, Inc. *	98,998	1,905,712
Vor BioPharma, Inc. *	86,126	198,090
Voyager Therapeutics, Inc. *	72,291	525,556
WaVe Life Sciences Ltd. *	139,718	603,582
X4 Pharmaceuticals, Inc. *	281,457	219,931
Xencor, Inc. *	134,706	2,519,002
Xeris Biopharma Holdings, Inc. *	303,542	746,713
XOMA Corp. *	16,717	333,838
Y-mAbs Therapeutics, Inc. *	84,763	1,084,119
Zentalis Pharmaceuticals, Inc. *	135,588	1,606,718
Zevra Therapeutics, Inc. *(a)	84,991	492,098
Zura Bio Ltd., Class A *	39,744	113,270
Zymeworks, Inc. *	125,491	1,360,322
		551,092,896

Real Estate Management & Development 0.8%
American Realty Investors, Inc. *	3,281	72,215
Anywhere Real Estate, Inc. *	249,132	1,773,820
Compass, Inc., Class A *	658,092	2,263,836
Cushman & Wakefield PLC *	385,665	4,057,196
DigitalBridge Group, Inc.	375,096	7,366,885
Douglas Elliman, Inc.	190,918	412,383
eXp World Holdings, Inc.	164,237	2,033,254
Forestar Group, Inc. *	42,885	1,340,585
FRP Holdings, Inc. *	15,126	878,821
Kennedy-Wilson Holdings, Inc.	276,512	2,889,550
Marcus & Millichap, Inc.	54,961	2,093,465
Maui Land & Pineapple Co., Inc. *	17,243	341,411
Newmark Group, Inc., Class A	317,968	3,227,375
Opendoor Technologies, Inc. *	1,284,288	4,392,265
RE/MAX Holdings, Inc., Class A	39,978	428,964
Redfin Corp. *	252,775	2,062,644
RMR Group, Inc., Class A	36,276	946,441

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
St. Joe Co.	79,573	4,392,430
Star Holdings *	29,626	343,365
Stratus Properties, Inc. *	12,884	296,332
Tejon Ranch Co. *	49,531	781,599
Transcontinental Realty Investors, Inc. *	2,933	116,528
		42,511,364

Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A *	111,500	1,920,030
Aehr Test Systems *	63,780	947,133
Alpha & Omega Semiconductor Ltd. *	53,274	1,367,011
Ambarella, Inc. *	87,457	4,596,740
Amkor Technology, Inc.	260,051	8,233,215
Atomera, Inc. *(a)	52,430	412,100
Axcelis Technologies, Inc. *	75,307	9,793,675
CEVA, Inc. *	53,847	1,033,862
Cohu, Inc. *	107,620	3,428,773
Credo Technology Group Holding Ltd. *	265,036	5,435,888
Diodes, Inc. *	104,301	7,021,543
FormFactor, Inc. *	178,848	6,933,937
Ichor Holdings Ltd. *	66,440	2,405,128
Impinj, Inc. *	53,940	5,231,101
indie Semiconductor, Inc., Class A *	348,057	2,112,706
inTEST Corp. *	27,297	325,653
Kulicke & Soffa Industries, Inc.	128,155	6,448,760
MACOM Technology Solutions Holdings, Inc. *	125,915	10,857,650
Maxeon Solar Technologies Ltd. *	67,876	307,478
MaxLinear, Inc. *	175,647	3,656,971
Navitas Semiconductor Corp., Class A *	253,418	1,452,085
NVE Corp.	11,221	897,568
Onto Innovation, Inc. *	113,354	18,306,671
PDF Solutions, Inc. *	71,208	2,221,690
Photronics, Inc. *	141,579	4,136,938
Power Integrations, Inc.	131,486	9,856,191
Rambus, Inc. *	252,416	17,298,069
Semtech Corp. *	149,537	2,966,814
Silicon Laboratories, Inc. *	73,377	9,051,787
SiTime Corp. *	40,243	4,288,697
SkyWater Technology, Inc. *	43,691	377,490
SMART Global Holdings, Inc. *	112,231	2,205,339
Synaptics, Inc. *	91,187	9,739,683
Transphorm, Inc. *	72,625	351,505
Ultra Clean Holdings, Inc. *	103,020	3,935,364
Veeco Instruments, Inc. *	117,942	3,759,991
		173,315,236

Software & Services 6.3%
8x8, Inc. *	277,657	932,928
A10 Networks, Inc.	164,399	2,198,015
ACI Worldwide, Inc. *	251,531	7,563,537
Adeia, Inc.	248,710	3,019,339
Agilysys, Inc. *	46,468	3,889,836
Alarm.com Holdings, Inc. *	111,023	6,752,419
Alkami Technology, Inc. *	92,686	2,281,929
Altair Engineering, Inc., Class A *	125,925	10,706,144
American Software, Inc., Class A	75,403	854,316
Amplitude, Inc., Class A *	156,460	2,027,722
Appfolio, Inc., Class A *	44,386	9,732,074
Appian Corp., Class A *	94,788	3,092,932
Applied Digital Corp. *(a)	189,521	974,138
Asana, Inc., Class A *	187,837	3,272,121
Aurora Innovation, Inc. *	781,249	2,335,935
AvePoint, Inc. *	343,340	2,643,718
BigBear.ai Holdings, Inc. *(a)	63,294	102,536
BigCommerce Holdings, Inc. *	154,701	1,265,454
Bit Digital, Inc. *(a)	204,171	539,011
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackbaud, Inc. *	100,685	8,147,430
BlackLine, Inc. *	131,632	7,724,166
Box, Inc., Class A *	325,811	8,464,570
Braze, Inc., Class A *	121,500	6,567,075
Brightcove, Inc. *	99,091	226,918
C3.ai, Inc., Class A *(a)	188,039	4,659,606
Cerence, Inc. *	93,954	1,880,959
Cipher Mining, Inc. *(a)	96,211	292,481
Cleanspark, Inc. *	346,088	2,786,008
Clear Secure, Inc., Class A	190,027	3,616,214
CommVault Systems, Inc. *	102,048	9,355,761
Consensus Cloud Solutions, Inc. *	44,986	977,996
CoreCard Corp. *	16,551	200,267
Couchbase, Inc. *	80,925	2,023,125
CS Disco, Inc. *	51,204	418,849
CXApp, Inc. *	4,459	4,994
Digimarc Corp. *(a)	33,002	1,168,931
Digital Turbine, Inc. *	222,570	1,199,652
DigitalOcean Holdings, Inc. *	146,923	4,954,244
Domo, Inc., Class B *	72,723	790,499
E2open Parent Holdings, Inc. *	393,163	1,478,293
eGain Corp. *	48,556	364,170
Enfusion, Inc., Class A *	87,124	688,280
Envestnet, Inc. *	115,839	5,919,373
Everbridge, Inc. *	93,662	2,094,282
EverCommerce, Inc. *	53,324	519,376
Expensify, Inc., Class A *	126,263	204,546
Fastly, Inc., Class A *	279,214	5,617,786
Freshworks, Inc., Class A *	374,655	8,317,341
Grid Dynamics Holdings, Inc. *	130,250	1,699,763
Hackett Group, Inc.	58,428	1,350,855
Information Services Group, Inc.	86,665	383,059
Instructure Holdings, Inc. *	45,554	1,121,995
Intapp, Inc. *	64,028	2,758,326
InterDigital, Inc.	61,060	6,414,353
Jamf Holding Corp. *	163,499	3,031,271
Kaltura, Inc. *	189,727	318,741
LivePerson, Inc. *	181,747	508,892
LiveRamp Holdings, Inc. *	152,534	6,022,042
Marathon Digital Holdings, Inc. *	493,215	8,744,702
Matterport, Inc. *	591,901	1,331,777
MeridianLink, Inc. *	60,855	1,384,451
MicroStrategy, Inc., Class A *	28,267	14,167,703
Mitek Systems, Inc. *	100,286	1,263,604
Model N, Inc. *	88,158	2,375,858
N-able, Inc. *	160,753	2,086,574
NextNav, Inc. *(a)	128,776	535,708
Olo, Inc., Class A *	237,995	1,230,434
ON24, Inc.	74,870	572,756
OneSpan, Inc. *	92,711	951,215
PagerDuty, Inc. *	209,473	4,960,321
Perficient, Inc. *	79,323	5,404,276
PowerSchool Holdings, Inc., Class A *	130,305	3,067,380
Progress Software Corp.	100,581	5,714,007
PROS Holdings, Inc. *	103,563	3,564,638
Q2 Holdings, Inc. *	131,860	5,610,643
Qualys, Inc. *	86,118	16,290,942
Rackspace Technology, Inc. *	147,037	247,022
Rapid7, Inc. *	140,150	7,712,455
Red Violet, Inc. *	25,499	476,321
Rimini Street, Inc. *	123,429	404,847
Riot Platforms, Inc. *	439,644	4,792,120
Sapiens International Corp. NV	70,811	1,933,140
SEMrush Holdings, Inc., Class A *	71,942	830,211
SolarWinds Corp. *	118,102	1,395,966
SoundHound AI, Inc., Class A *(a)	320,069	531,315
SoundThinking, Inc. *	22,013	454,348
Sprinklr, Inc., Class A *	243,984	3,044,920
Sprout Social, Inc., Class A *	110,801	6,795,425

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SPS Commerce, Inc. *	84,975	15,618,405
Squarespace, Inc., Class A *	116,654	3,616,274
Tenable Holdings, Inc. *	264,550	12,460,305
Terawulf, Inc. *(a)	342,820	572,509
Thoughtworks Holding, Inc. *	213,919	1,001,141
Tucows, Inc., Class A *	22,699	524,801
Unisys Corp. *	154,983	1,044,585
Varonis Systems, Inc., Class B *	251,275	11,277,222
Verint Systems, Inc. *	144,363	4,286,137
Veritone, Inc. *(a)	59,872	98,789
Viant Technology, Inc., Class A *	33,212	284,627
Weave Communications, Inc. *	77,890	976,741
Workiva, Inc., Class A *	115,198	10,706,502
Xperi, Inc. *	100,612	1,074,536
Yext, Inc. *	249,598	1,480,116
Zeta Global Holdings Corp., Class A *	320,462	3,102,072
Zuora, Inc., Class A *	307,590	2,811,373
		357,267,807

Technology Hardware & Equipment 4.5%
908 Devices, Inc. *	50,129	354,913
ADTRAN Holdings, Inc.	179,311	1,123,383
Advanced Energy Industries, Inc.	87,173	9,081,683
Aeva Technologies, Inc. *	181,556	154,686
Akoustis Technologies, Inc. *	157,892	90,551
Arlo Technologies, Inc. *	206,874	1,837,041
Aviat Networks, Inc. *	26,245	782,888
Badger Meter, Inc.	68,180	9,817,238
Bel Fuse, Inc., Class B	24,169	1,615,939
Belden, Inc.	98,231	7,286,776
Benchmark Electronics, Inc.	81,551	2,211,663
Calix, Inc. *	136,660	4,534,379
Cambium Networks Corp. *	27,989	118,953
Clearfield, Inc. *	30,271	762,526
Climb Global Solutions, Inc.	9,506	524,921
CommScope Holding Co., Inc. *	486,945	1,129,712
CompoSecure, Inc. *(a)	37,585	189,428
Comtech Telecommunications Corp. *	62,916	398,258
Corsair Gaming, Inc. *	85,142	1,083,858
CPI Card Group, Inc. *	9,729	177,554
CTS Corp.	71,520	2,936,611
Daktronics, Inc. *	86,879	658,543
Digi International, Inc. *	81,718	1,986,565
DZS, Inc. *	49,884	77,819
Eastman Kodak Co. *	129,522	446,851
ePlus, Inc. *	61,417	4,639,440
Evolv Technologies Holdings, Inc. *	265,851	1,161,769
Extreme Networks, Inc. *	291,536	3,938,651
Fabrinet *	85,225	18,196,390
FARO Technologies, Inc. *	43,814	991,949
Harmonic, Inc. *	254,847	2,981,710
Immersion Corp.	71,559	488,748
Infinera Corp. *	460,233	2,273,551
Insight Enterprises, Inc. *	66,500	12,285,210
Intevac, Inc. *	58,321	240,866
IonQ, Inc. *(a)	372,839	3,829,057
Iteris, Inc. *	97,633	470,591
Itron, Inc. *	105,282	7,595,043
Kimball Electronics, Inc. *	55,156	1,311,610
Knowles Corp. *	207,754	3,388,468
KVH Industries, Inc. *	42,847	208,665
Lightwave Logic, Inc. *(a)	269,784	1,162,769
Luna Innovations, Inc. *	73,436	526,536
Methode Electronics, Inc.	78,741	1,634,663
MicroVision, Inc. *(a)	436,333	1,038,473
Mirion Technologies, Inc., Class A *	463,144	4,376,711
Napco Security Technologies, Inc.	76,720	2,666,020
NETGEAR, Inc. *	67,308	955,774
SECURITY	NUMBER OF SHARES	VALUE ($)
NetScout Systems, Inc. *	160,239	3,446,741
nLight, Inc. *	104,159	1,351,984
Novanta, Inc. *	82,949	12,819,768
OSI Systems, Inc. *	37,198	4,762,460
PAR Technology Corp. *	61,367	2,794,653
PC Connection, Inc.	26,537	1,711,902
Plexus Corp. *	63,674	6,031,201
Presto Automation, Inc. *	7,273	1,593
Ribbon Communications, Inc. *	210,312	639,348
Richardson Electronics Ltd.	27,359	269,213
Rogers Corp. *	40,152	4,628,321
Sanmina Corp. *	131,155	7,845,692
ScanSource, Inc. *	57,131	2,242,963
SmartRent, Inc. *	426,523	1,258,243
Super Micro Computer, Inc. *	107,350	56,853,634
TTM Technologies, Inc. *	239,102	3,325,909
Turtle Beach Corp. *	38,668	439,655
Viavi Solutions, Inc. *	513,147	5,044,235
Vishay Intertechnology, Inc.	298,958	6,496,357
Vishay Precision Group, Inc. *	28,778	917,443
Vuzix Corp. *(a)	142,266	237,584
Xerox Holdings Corp.	271,745	5,016,413
		253,880,715

Telecommunication Services 0.6%
Anterix, Inc. *	29,760	887,443
AST SpaceMobile, Inc., Class A *(a)	185,615	532,715
ATN International, Inc.	25,568	943,459
Bandwidth, Inc., Class A *	55,335	765,836
Charge Enterprises, Inc. *	312,226	42,931
Cogent Communications Holdings, Inc.	101,214	7,813,721
Consolidated Communications Holdings, Inc. *	177,117	768,688
EchoStar Corp., Class A *	281,733	3,772,405
Globalstar, Inc. *	1,614,674	2,567,332
Gogo, Inc. *	152,252	1,347,430
IDT Corp., Class B *	35,887	1,240,973
Liberty Latin America Ltd., Class C *	398,644	2,838,345
Lumen Technologies, Inc. *	2,327,870	2,840,001
Ooma, Inc. *	56,746	613,992
Shenandoah Telecommunications Co.	113,037	2,316,128
Spok Holdings, Inc.	41,015	679,208
Telephone & Data Systems, Inc.	229,756	4,413,613
Tingo Group, Inc. *(a)(b)	279,175	48,158
		34,432,378

Transportation 1.3%
Air Transport Services Group, Inc. *	130,967	2,028,679
Allegiant Travel Co.	36,644	2,872,890
ArcBest Corp.	55,001	6,552,269
Blade Air Mobility, Inc. *	142,325	424,129
Costamare, Inc.	106,990	1,145,863
Covenant Logistics Group, Inc., Class A	19,216	928,901
Daseke, Inc. *	98,787	804,126
Eagle Bulk Shipping, Inc.	21,378	1,178,569
Forward Air Corp.	59,462	2,635,950
Frontier Group Holdings, Inc. *(a)	87,125	424,299
FTAI Infrastructure, Inc.	227,070	967,318
Genco Shipping & Trading Ltd.	97,564	1,711,273
Golden Ocean Group Ltd.	283,621	2,997,874
Hawaiian Holdings, Inc. *	118,142	1,683,524
Heartland Express, Inc.	107,901	1,397,318
Himalaya Shipping Ltd. *	65,618	427,173
Hub Group, Inc., Class A *	145,498	6,588,149
JetBlue Airways Corp. *	776,855	4,125,100
Joby Aviation, Inc. *	644,137	3,516,988
Marten Transport Ltd.	133,748	2,474,338

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	80,013	8,963,856
PAM Transportation Services, Inc. *	13,871	287,268
Pangaea Logistics Solutions Ltd.	83,274	776,114
Radiant Logistics, Inc. *	84,440	518,462
RXO, Inc. *	269,356	5,602,605
Safe Bulkers, Inc.	152,457	615,926
SkyWest, Inc. *	93,583	4,984,231
Spirit Airlines, Inc. (a)	253,610	1,595,207
Sun Country Airlines Holdings, Inc. *	87,267	1,187,704
Universal Logistics Holdings, Inc.	15,506	473,243
Werner Enterprises, Inc.	146,211	5,782,645
		75,671,991

Utilities 2.6%
ALLETE, Inc.	133,978	7,919,440
Altus Power, Inc., Class A *	150,157	809,346
American States Water Co.	85,973	6,413,586
Artesian Resources Corp., Class A	21,025	767,413
Avista Corp.	177,231	6,027,626
Black Hills Corp.	155,960	8,072,490
Brookfield Infrastructure Corp., Class A	277,097	9,701,166
Cadiz, Inc. *	92,704	251,228
California Water Service Group	134,091	6,070,300
Chesapeake Utilities Corp.	49,351	4,998,269
Consolidated Water Co. Ltd.	34,485	1,101,106
Genie Energy Ltd., Class B	46,027	856,562
Global Water Resources, Inc.	25,957	311,224
MGE Energy, Inc.	84,272	5,434,701
Middlesex Water Co.	40,584	2,271,486
Montauk Renewables, Inc. *	155,912	1,077,352
New Jersey Resources Corp.	225,345	9,200,836
Northwest Natural Holding Co.	83,064	3,061,739
Northwestern Energy Group, Inc.	142,984	6,880,390
ONE Gas, Inc.	128,010	7,855,974
Ormat Technologies, Inc.	123,617	7,995,548
Otter Tail Corp.	95,607	8,644,785
PNM Resources, Inc.	198,722	7,199,698
Portland General Electric Co.	234,959	9,616,872
Pure Cycle Corp. *	44,714	437,750
RGC Resources, Inc.	18,313	349,961
SJW Group	74,023	4,407,329
Southwest Gas Holdings, Inc.	142,801	8,379,563
Spire, Inc.	119,184	6,766,076
Sunnova Energy International, Inc. *	245,627	2,583,996
Unitil Corp.	36,776	1,747,596
York Water Co.	32,974	1,183,107
		148,394,515
Total Common Stocks (Cost $4,313,328,502)		5,647,792,975
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(b)	265,512	47,792
Gtx, Inc. CVR *(b)	592	607
Jounce Therapeutics, Inc. CVR *(b)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(b)	14,029	67,059
		191,479
Total Rights (Cost $44,006)		191,479

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	92,328,728	92,328,728
Total Short-Term Investments (Cost $92,328,728)		92,328,728
Total Investments in Securities (Cost $4,405,701,236)		5,740,313,182

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	235	22,981,825	(270,097)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $83,559,278.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,438,699,018	$—	$—	$4,438,699,018
Equity Real Estate Investment Trusts (REITs)	297,753,011	—	19,696	297,772,707
Health Care Equipment & Services	325,795,976	—	0 *	325,795,976
Pharmaceuticals, Biotechnology & Life Sciences	550,874,148	—	218,748	551,092,896
Telecommunication Services	34,384,220	—	48,158	34,432,378
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	191,479	191,479
Short-Term Investments[1]	92,328,728	—	—	92,328,728
Liabilities
Futures Contracts[2]	(270,097)	—	—	(270,097)
Total	$5,739,565,004	$—	$478,081	$5,740,043,085

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	40,665	1,411,482
American Axle & Manufacturing Holdings, Inc. *	60,450	489,040
Aptiv PLC *	125,998	10,247,417
Atmus Filtration Technologies, Inc. *(a)	6,861	153,206
Autoliv, Inc.	33,157	3,551,778
BorgWarner, Inc.	105,976	3,592,586
Canoo, Inc. *	546,247	111,544
Cooper-Standard Holdings, Inc. *	8,444	148,530
Dana, Inc.	54,773	742,722
Dorman Products, Inc. *	13,443	1,094,395
Envirotech Vehicles, Inc. *	9,637	17,057
Fisker, Inc. *(a)	113,883	91,380
Ford Motor Co.	1,760,484	20,632,872
Fox Factory Holding Corp. *	18,890	1,190,826
Garrett Motion, Inc. *	66,397	570,350
General Motors Co.	611,361	23,720,807
Gentex Corp.	105,044	3,480,108
Gentherm, Inc. *	14,378	692,301
Goodyear Tire & Rubber Co. *	127,808	1,781,644
Harley-Davidson, Inc.	56,679	1,839,234
Holley, Inc. *	22,922	109,338
LCI Industries	11,790	1,311,991
Lear Corp.	26,114	3,470,551
Lucid Group, Inc. *(a)	410,570	1,387,727
Luminar Technologies, Inc., Class A *(a)	121,127	329,465
Mobileye Global, Inc., Class A *	35,165	909,367
Modine Manufacturing Co. *	24,298	1,678,749
Motorcar Parts of America, Inc. *	7,218	65,900
Mullen Automotive, Inc. *(a)	2,616	18,364
Patrick Industries, Inc.	9,154	918,970
Phinia, Inc.	20,144	609,155
QuantumScape Corp., Class A *(a)	152,156	1,036,182
Rivian Automotive, Inc., Class A *	299,867	4,590,964
Solid Power, Inc. *	46,229	74,891
Standard Motor Products, Inc.	7,798	314,649
Stoneridge, Inc. *	11,655	207,342
Strattec Security Corp. *	1,500	37,875
Superior Industries International, Inc. *	10,350	35,811
Tesla, Inc. *	1,238,244	231,910,719
Thor Industries, Inc.	24,055	2,718,696
Visteon Corp. *	12,716	1,466,028
Winnebago Industries, Inc.	13,059	858,237
Workhorse Group, Inc. *	79,433	21,050
Worksport Ltd. *	13,921	18,654
XPEL, Inc. *	9,832	525,520
		330,185,474

SECURITY	NUMBER OF SHARES	VALUE ($)
Banks 3.5%
1895 Bancorp of Wisconsin, Inc. *	1,526	12,376
1st Source Corp.	6,934	362,440
ACNB Corp.	3,576	139,571
Affinity Bancshares, Inc. *	1,146	19,173
Amalgamated Financial Corp.	7,518	199,678
Amerant Bancorp, Inc.	10,892	246,268
American National Bankshares, Inc.	4,310	195,200
Ameris Bancorp	29,643	1,471,479
AmeriServ Financial, Inc.	4,001	11,883
Ames National Corp.	4,056	85,744
Arrow Financial Corp.	6,961	175,348
Associated Banc-Corp.	69,004	1,449,774
Atlantic Union Bankshares Corp.	34,618	1,182,551
Auburn National BanCorp, Inc.	800	16,352
Axos Financial, Inc. *	22,736	1,260,256
Banc of California, Inc.	57,990	799,102
BancFirst Corp.	6,480	573,545
Bancorp, Inc. *	23,768	1,037,236
Bank First Corp.	3,759	317,410
Bank of America Corp.	3,082,534	104,836,981
Bank of Hawaii Corp.	18,380	1,162,167
Bank of Marin Bancorp	6,631	129,835
Bank of the James Financial Group, Inc.	2,744	33,285
Bank OZK	46,860	2,113,855
Bank7 Corp.	2,054	57,409
BankFinancial Corp.	3,213	34,829
BankUnited, Inc.	32,097	907,061
Bankwell Financial Group, Inc.	2,376	65,934
Banner Corp.	14,660	682,863
Bar Harbor Bankshares	5,903	155,308
BayCom Corp.	4,901	100,029
Bayfirst Financial Corp.	784	9,871
BCB Bancorp, Inc.	7,033	87,350
Berkshire Hills Bancorp, Inc.	19,410	465,840
Blue Foundry Bancorp *	9,742	92,939
Blue Ridge Bankshares, Inc. *	5,502	13,755
Bogota Financial Corp. *	1,050	8,453
BOK Financial Corp.	12,146	1,018,321
Bridgewater Bancshares, Inc. *	8,542	106,860
Broadway Financial Corp. *	2,507	15,293
Brookline Bancorp, Inc.	38,717	418,918
Burke & Herbert Financial Services Corp.	2,960	172,864
Business First Bancshares, Inc.	9,475	213,661
Byline Bancorp, Inc.	14,729	321,681
C&F Financial Corp.	1,200	66,600
Cadence Bank	83,438	2,221,120
California BanCorp *	2,455	62,185
Cambridge Bancorp	3,535	242,466
Camden National Corp.	5,912	213,009
Capital Bancorp, Inc.	3,170	68,979
Capital City Bank Group, Inc.	5,558	158,848
Capitol Federal Financial, Inc.	63,473	402,419

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capstar Financial Holdings, Inc.	7,364	133,951
Carter Bankshares, Inc. *	9,825	142,070
Catalyst Bancorp, Inc. *	1,359	16,172
Cathay General Bancorp	32,565	1,340,701
CB Financial Services, Inc.	2,090	49,136
Central Pacific Financial Corp.	11,311	217,963
Central Valley Community Bancorp	3,998	77,641
CF Bankshares, Inc.	2,505	54,584
Chemung Financial Corp.	1,306	60,755
ChoiceOne Financial Services, Inc.	2,484	66,273
Citigroup, Inc.	856,885	48,131,230
Citizens & Northern Corp.	5,947	120,546
Citizens Community Bancorp, Inc.	3,309	40,171
Citizens Financial Group, Inc.	210,004	6,867,131
Citizens Financial Services, Inc.	1,994	116,749
City Holding Co.	6,363	650,362
Civista Bancshares, Inc.	5,755	98,353
CNB Financial Corp.	8,219	175,476
Coastal Financial Corp. *	5,270	210,273
Codorus Valley Bancorp, Inc.	4,360	102,765
Colony Bankcorp, Inc.	7,200	88,056
Columbia Banking System, Inc.	93,886	1,892,742
Columbia Financial, Inc. *	14,396	258,840
Comerica, Inc.	58,858	3,094,754
Commerce Bancshares, Inc.	52,932	2,758,816
Community Bank System, Inc.	25,119	1,149,697
Community Trust Bancorp, Inc.	6,370	264,355
Community West Bancshares	3,580	55,705
ConnectOne Bancorp, Inc.	14,768	337,301
CrossFirst Bankshares, Inc. *	17,616	248,738
Cullen/Frost Bankers, Inc.	28,859	3,062,517
Cullman Bancorp, Inc.	1,374	14,784
Customers Bancorp, Inc. *	12,356	660,305
CVB Financial Corp.	61,166	1,025,754
Dime Community Bancshares, Inc.	18,909	431,314
Eagle Bancorp Montana, Inc.	2,563	37,189
Eagle Bancorp, Inc.	13,609	337,367
East West Bancorp, Inc.	63,899	4,652,486
Eastern Bankshares, Inc.	67,979	948,987
ECB Bancorp, Inc. *	4,412	59,165
Enterprise Bancorp, Inc.	3,412	96,969
Enterprise Financial Services Corp.	15,939	663,541
Equity Bancshares, Inc., Class A	6,351	208,630
Esquire Financial Holdings, Inc.	3,256	162,344
ESSA Bancorp, Inc.	3,176	60,376
Evans Bancorp, Inc.	2,622	77,270
Farmers & Merchants Bancorp, Inc.	6,004	135,690
Farmers National Banc Corp.	14,833	203,509
FB Financial Corp.	17,225	641,631
Fidelity D&D Bancorp, Inc.	1,779	88,487
Fifth Third Bancorp	305,331	10,454,533
Financial Institutions, Inc.	6,134	128,201
Finward Bancorp	1,806	43,615
Finwise Bancorp *	4,562	63,001
First BanCorp	76,777	1,280,640
First Bancorp, Inc.	3,588	89,700
First Bancorp/Southern Pines NC	20,264	700,324
First Bancshares, Inc.	11,989	304,880
First Bank	9,056	124,429
First Busey Corp.	25,293	595,397
First Business Financial Services, Inc.	2,713	99,757
First Capital, Inc.	1,074	31,264
First Citizens BancShares, Inc., Class A	5,295	7,995,450
First Commonwealth Financial Corp.	43,700	612,237
First Community Bankshares, Inc.	8,451	289,700
First Community Corp.	3,520	65,824
First Financial Bancorp	42,225	946,685
First Financial Bankshares, Inc.	59,024	1,843,320
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Corp.	4,167	164,263
First Financial Northwest, Inc.	2,960	61,805
First Foundation, Inc.	23,207	220,931
First Guaranty Bancshares, Inc.	2,887	35,424
First Hawaiian, Inc.	58,509	1,269,060
First Horizon Corp.	251,327	3,578,896
First Internet Bancorp	3,435	113,286
First Interstate BancSystem, Inc., Class A	37,307	1,026,689
First Merchants Corp.	28,372	959,257
First Mid Bancshares, Inc.	12,345	388,497
First National Corp.	2,648	54,920
First Northwest Bancorp	3,416	49,669
First of Long Island Corp.	9,603	115,428
First Savings Financial Group, Inc.	2,389	43,002
First Seacoast Bancorp, Inc. *	3,389	29,789
First U.S. Bancshares, Inc.	4,841	47,974
First United Corp.	2,849	64,786
First Western Financial, Inc. *	2,786	47,501
Five Star Bancorp	4,893	116,600
Flushing Financial Corp.	12,108	194,091
FNB Corp.	159,034	2,096,068
FNCB Bancorp, Inc.	8,643	56,180
Franklin Financial Services Corp.	1,992	64,381
FS Bancorp, Inc.	3,171	116,756
Fulton Financial Corp.	71,236	1,110,569
FVCBankcorp, Inc. *	8,954	109,866
German American Bancorp, Inc.	14,939	494,929
Glacier Bancorp, Inc.	50,234	1,942,046
Great Southern Bancorp, Inc.	4,013	209,037
Greene County Bancorp, Inc.	3,212	80,300
Guaranty Bancshares, Inc.	3,536	107,813
Hancock Whitney Corp.	39,748	1,793,032
Hanmi Financial Corp.	13,522	226,494
HarborOne Bancorp, Inc.	18,808	205,383
Hawthorn Bancshares, Inc.	2,065	52,038
HBT Financial, Inc.	5,821	113,335
Heartland Financial USA, Inc.	18,495	656,018
Heritage Commerce Corp.	26,186	232,794
Heritage Financial Corp.	14,372	289,596
Hilltop Holdings, Inc.	19,849	625,045
Hingham Institution For Savings	707	130,696
HMN Financial, Inc.	2,233	49,684
Home Bancorp, Inc.	3,387	134,870
Home BancShares, Inc.	83,150	1,949,036
HomeStreet, Inc.	8,389	115,433
HomeTrust Bancshares, Inc.	6,363	172,755
Hope Bancorp, Inc.	59,050	654,274
Horizon Bancorp, Inc.	16,744	219,514
Huntington Bancshares, Inc.	645,844	8,221,594
IF Bancorp, Inc.	584	9,928
Independent Bank Corp.	19,247	1,079,564
Independent Bank Corp./MI	9,444	240,255
Independent Bank Group, Inc.	17,129	828,187
International Bancshares Corp.	24,669	1,304,003
Investar Holding Corp.	3,333	59,661
John Marshall Bancorp, Inc.	4,443	84,417
JPMorgan Chase & Co.	1,294,364	225,685,307
Kearny Financial Corp.	30,246	218,679
KeyCorp	422,099	6,133,098
Lakeland Bancorp, Inc.	27,779	369,183
Lakeland Financial Corp.	12,289	822,871
Landmark Bancorp, Inc.	2,076	43,928
LCNB Corp.	4,732	69,892
LINKBANCORP, Inc.	5,773	41,162
Live Oak Bancshares, Inc.	14,105	512,999
Luther Burbank Corp. *	2,989	28,694
M&T Bank Corp.	74,774	10,326,289
Macatawa Bank Corp.	10,493	111,855

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Magyar Bancorp, Inc.	1,051	12,118
MainStreet Bancshares, Inc.	3,000	55,560
Mercantile Bank Corp.	5,802	232,602
Meridian Corp.	3,846	46,537
Metrocity Bankshares, Inc.	7,678	183,504
Metropolitan Bank Holding Corp. *	4,799	232,704
Mid Penn Bancorp, Inc.	5,597	119,664
Middlefield Banc Corp.	3,452	91,133
Midland States Bancorp, Inc.	8,785	230,694
MidWestOne Financial Group, Inc.	5,792	147,696
MVB Financial Corp.	4,605	98,685
National Bank Holdings Corp., Class A	15,969	558,915
National Bankshares, Inc.	2,506	80,844
NBT Bancorp, Inc.	20,149	716,700
New York Community Bancorp, Inc.	329,468	2,131,658
Nicolet Bankshares, Inc.	5,917	460,165
Northeast Bank	3,001	164,545
Northeast Community Bancorp, Inc.	5,675	97,780
Northfield Bancorp, Inc.	18,804	226,212
Northrim BanCorp, Inc.	2,596	131,176
Northwest Bancshares, Inc.	54,295	671,629
Norwood Financial Corp.	3,060	83,813
NSTS Bancorp, Inc. *	1,610	15,327
Oak Valley Bancorp	3,707	96,567
OceanFirst Financial Corp.	25,110	432,645
OFG Bancorp	20,123	739,923
Ohio Valley Banc Corp.	1,400	33,670
Old National Bancorp	130,974	2,157,142
Old Point Financial Corp.	1,643	29,607
Old Second Bancorp, Inc.	17,372	236,607
OP Bancorp	5,203	56,765
Orange County Bancorp, Inc.	1,662	80,673
Origin Bancorp, Inc.	12,052	367,586
Orrstown Financial Services, Inc.	4,595	127,190
Pacific Premier Bancorp, Inc.	45,517	1,154,766
Park National Corp.	6,164	805,512
Parke Bancorp, Inc.	4,518	83,628
Pathfinder Bancorp, Inc.	593	8,130
Pathward Financial, Inc.	11,847	613,438
PB Bankshares, Inc. *	2,277	30,626
PCB Bancorp	4,081	68,357
Peapack-Gladstone Financial Corp.	6,657	183,600
Penns Woods Bancorp, Inc.	2,250	48,510
Peoples Bancorp of North Carolina, Inc.	1,896	55,155
Peoples Bancorp, Inc.	15,377	450,546
Peoples Financial Services Corp.	2,693	117,711
Pinnacle Financial Partners, Inc.	34,143	3,017,558
Pioneer Bancorp, Inc. *	2,717	26,491
Plumas Bancorp	2,267	79,980
PNC Financial Services Group, Inc.	178,527	26,995,068
Ponce Financial Group, Inc. *	10,983	99,506
Popular, Inc.	32,118	2,744,483
Preferred Bank	5,696	409,201
Premier Financial Corp.	14,638	305,788
Primis Financial Corp.	10,278	135,670
Princeton Bancorp, Inc.	1,590	51,929
Prosperity Bancshares, Inc.	42,545	2,719,051
Provident Bancorp, Inc. *	6,035	65,600
Provident Financial Holdings, Inc.	3,562	53,786
Provident Financial Services, Inc.	32,096	531,189
QCR Holdings, Inc.	7,130	416,463
RBB Bancorp	6,055	107,113
Red River Bancshares, Inc.	1,974	101,089
Regions Financial Corp.	419,248	7,827,360
Renasant Corp.	26,630	842,307
Republic Bancorp, Inc., Class A	3,781	193,549
Richmond Mutual BanCorp, Inc.	4,348	50,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Riverview Bancorp, Inc.	6,215	34,120
S&T Bancorp, Inc.	16,257	542,008
Sandy Spring Bancorp, Inc.	19,518	475,849
SB Financial Group, Inc.	3,301	50,571
Seacoast Banking Corp. of Florida	37,995	933,157
ServisFirst Bancshares, Inc.	22,675	1,522,400
Shore Bancshares, Inc.	11,833	153,119
Sierra Bancorp	5,854	121,471
Simmons First National Corp., Class A	54,646	1,038,820
SmartFinancial, Inc.	6,197	144,142
Sound Financial Bancorp, Inc.	596	23,488
South Plains Financial, Inc.	5,663	153,354
Southern California Bancorp *	5,092	83,763
Southern First Bancshares, Inc. *	2,967	111,233
Southern Missouri Bancorp, Inc.	4,045	176,402
Southern States Bancshares, Inc.	2,910	74,380
Southside Bancshares, Inc.	12,464	390,123
SouthState Corp.	33,792	2,808,115
Stellar Bancorp, Inc.	23,106	578,343
Sterling Bancorp, Inc. *	9,738	52,683
Stock Yards Bancorp, Inc.	13,389	665,701
Summit Financial Group, Inc.	6,235	176,388
Summit State Bank	1,071	12,595
Synovus Financial Corp.	66,672	2,510,868
TC Bancshares, Inc.	3,005	41,138
Territorial Bancorp, Inc.	4,386	47,106
Texas Capital Bancshares, Inc. *	21,446	1,308,206
TFS Financial Corp.	26,645	354,911
Third Coast Bancshares, Inc. *	6,287	119,453
Timberland Bancorp, Inc.	3,571	99,881
Tompkins Financial Corp.	5,291	261,323
Towne Bank	31,866	895,753
TriCo Bancshares	14,278	519,005
Triumph Financial, Inc. *	9,395	663,757
Truist Financial Corp.	597,034	22,126,080
TrustCo Bank Corp.	7,608	219,871
Trustmark Corp.	26,268	708,973
U.S. Bancorp	697,101	28,957,576
UMB Financial Corp.	19,832	1,636,140
Union Bankshares, Inc.	2,125	63,686
United Bancorp, Inc.	3,371	40,587
United Bankshares, Inc.	60,481	2,168,244
United Community Banks, Inc.	53,201	1,454,515
United Security Bancshares	6,461	52,011
Unity Bancorp, Inc.	2,383	65,270
Univest Financial Corp.	12,810	272,084
USCB Financial Holdings, Inc. *	5,422	65,769
Valley National Bancorp	191,195	1,839,296
Veritex Holdings, Inc.	23,608	496,004
Virginia National Bankshares Corp.	2,256	74,471
WaFd, Inc.	28,038	814,224
Washington Trust Bancorp, Inc.	7,375	205,099
Webster Financial Corp.	76,490	3,784,725
Wells Fargo & Co.	1,625,961	81,590,723
WesBanco, Inc.	28,444	834,547
West BanCorp, Inc.	6,294	118,390
Westamerica BanCorp	11,683	557,513
Western Alliance Bancorp	48,934	3,129,819
Western New England Bancorp, Inc.	10,349	88,070
William Penn Bancorp	4,788	59,228
Wintrust Financial Corp.	27,248	2,642,511
WSFS Financial Corp.	28,278	1,258,654
Zions Bancorp NA	66,517	2,787,062
		749,852,381

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.4%
374Water, Inc. *(a)	24,532	29,438
3D Systems Corp. *	57,208	274,026
3M Co.	247,678	23,368,419
A O Smith Corp.	54,738	4,248,216
AAON, Inc.	30,751	2,157,490
AAR Corp. *	15,508	943,197
Acuity Brands, Inc.	13,602	3,239,452
Advanced Drainage Systems, Inc.	30,856	4,024,240
AECOM	62,336	5,497,412
AeroVironment, Inc. *	11,690	1,410,282
AerSale Corp. *	13,422	124,825
AGCO Corp.	28,277	3,459,125
AgEagle Aerial Systems, Inc. *	81,955	5,589
Air Lease Corp., Class A	46,954	1,963,147
Alamo Group, Inc.	4,523	960,142
Albany International Corp., Class A	14,231	1,265,278
Allegion PLC	39,405	4,881,885
Allient, Inc.	6,061	168,859
Allison Transmission Holdings, Inc.	39,327	2,380,857
Alpha Pro Tech Ltd. *	5,970	30,208
Alta Equipment Group, Inc.	10,115	108,230
Ameresco, Inc., Class A *	14,647	299,238
American Superconductor Corp. *	15,966	175,626
American Woodmark Corp. *	7,275	664,062
AMETEK, Inc.	103,345	16,747,057
Amprius Technologies, Inc. *	6,864	28,074
API Group Corp. *	90,411	2,849,755
Apogee Enterprises, Inc.	9,815	518,330
Applied Industrial Technologies, Inc.	17,335	3,058,934
Archer Aviation, Inc., Class A *(a)	85,720	414,028
Arcosa, Inc.	21,785	1,705,330
Argan, Inc.	5,730	254,011
Armstrong World Industries, Inc.	19,307	1,915,447
Array Technologies, Inc. *	67,077	888,099
Astec Industries, Inc.	9,833	350,055
Astra Space, Inc. *(a)	7,404	14,660
Astronics Corp. *	12,013	203,140
Atkore, Inc. *	16,714	2,549,386
Axon Enterprise, Inc. *	31,671	7,887,979
AZEK Co., Inc., Class A *	67,533	2,604,072
AZZ, Inc.	11,203	699,627
Babcock & Wilcox Enterprises, Inc. *	30,009	39,612
Barnes Group, Inc.	21,513	712,295
Beacon Roofing Supply, Inc. *	28,115	2,330,452
Beam Global *(a)	3,328	22,730
Blink Charging Co. *(a)	21,494	51,586
Bloom Energy Corp., Class A *	99,158	1,122,469
Blue Bird Corp. *	7,221	210,348
BlueLinx Holdings, Inc. *	3,850	444,059
Boeing Co. *	254,609	53,732,683
Boise Cascade Co.	17,746	2,403,873
Bowman Consulting Group Ltd., Class A *	3,474	109,118
Broadwind, Inc. *	7,298	17,077
Builders FirstSource, Inc. *	55,322	9,611,091
BWX Technologies, Inc.	41,486	3,380,279
Cadre Holdings, Inc.	6,467	219,813
Carlisle Cos., Inc.	21,916	6,887,322
Carrier Global Corp.	376,705	20,609,531
Caterpillar, Inc.	228,402	68,591,405
ChargePoint Holdings, Inc. *(a)	135,017	256,532
Chart Industries, Inc. *	18,899	2,205,891
ClearSign Technologies Corp. *	25,555	25,299
CNH Industrial NV	433,714	5,204,568
Columbus McKinnon Corp.	11,948	466,808
Comfort Systems USA, Inc.	15,740	3,422,978
Commercial Vehicle Group, Inc. *	13,417	87,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Concrete Pumping Holdings, Inc. *	9,442	72,892
Construction Partners, Inc., Class A *	19,811	901,400
Core & Main, Inc., Class A *	74,992	3,097,920
CPI Aerostructures, Inc. *	9,173	24,767
Crane Co.	21,790	2,704,357
CSW Industrials, Inc.	7,187	1,520,554
Cummins, Inc.	63,570	15,212,301
Curtiss-Wright Corp.	16,857	3,751,862
Custom Truck One Source, Inc. *	24,214	158,360
Deere & Co.	119,918	47,197,326
Desktop Metal, Inc., Class A *(a)	150,462	97,605
Distribution Solutions Group, Inc. *	4,920	157,046
DNOW Inc *	46,130	465,452
Donaldson Co., Inc.	53,496	3,455,307
Douglas Dynamics, Inc.	10,577	266,012
Dover Corp.	62,616	9,378,624
Ducommun, Inc. *	6,692	330,250
DXP Enterprises, Inc. *	6,811	219,450
Dycom Industries, Inc. *	13,550	1,513,535
Eastern Co.	1,809	44,483
Eaton Corp. PLC	178,775	43,992,952
EMCOR Group, Inc.	21,190	4,833,651
Emerson Electric Co.	254,357	23,332,168
Encore Wire Corp.	7,016	1,582,108
Energy Recovery, Inc. *	23,814	369,355
Energy Vault Holdings, Inc. *	35,879	54,536
Enerpac Tool Group Corp., Class A	24,176	755,016
EnerSys	18,542	1,772,059
Enovix Corp. *(a)	65,857	613,129
Enpro, Inc.	9,537	1,424,637
Eos Energy Enterprises, Inc. *(a)	51,020	56,632
Esab Corp.	25,979	2,233,934
ESCO Technologies, Inc.	11,966	1,218,976
ESS Tech, Inc. *	37,500	38,625
Eve Holding, Inc. *(a)	13,706	84,977
EVI Industries, Inc.	2,765	63,844
Fastenal Co.	255,583	17,438,428
Federal Signal Corp.	27,302	2,101,708
Ferguson PLC	91,114	17,116,676
Flowserve Corp.	59,998	2,395,720
Fluence Energy, Inc. *	25,579	508,255
Fluor Corp. *	76,171	2,872,408
Flux Power Holdings, Inc. *	3,973	18,196
Fortive Corp.	158,022	12,354,160
Fortune Brands Innovations, Inc.	57,048	4,426,354
Franklin Electric Co., Inc.	17,679	1,666,423
FreightCar America, Inc. *	5,033	14,344
FTAI Aviation Ltd.	44,452	2,398,185
FuelCell Energy, Inc. *(a)	245,463	294,556
Gates Industrial Corp. PLC *	70,378	906,469
GATX Corp.	16,085	1,972,825
Gencor Industries, Inc. *	3,418	53,321
Generac Holdings, Inc. *	27,474	3,122,970
General Dynamics Corp.	101,411	26,872,901
General Electric Co.	487,293	64,527,339
Gibraltar Industries, Inc. *	13,337	1,079,230
Global Industrial Co.	6,777	288,226
GMS, Inc. *	17,591	1,480,459
Gorman-Rupp Co.	9,748	325,486
Graco, Inc.	75,964	6,479,729
GrafTech International Ltd.	82,134	109,238
Graham Corp. *	4,043	78,677
Granite Construction, Inc.	18,734	845,091
Great Lakes Dredge & Dock Corp. *	30,154	230,377
Greenbrier Cos., Inc.	15,526	705,812
Griffon Corp.	17,893	1,042,446
H&E Equipment Services, Inc.	14,463	777,965
Hayward Holdings, Inc. *	54,969	688,212
HEICO Corp.	44,500	7,991,755

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Helios Technologies, Inc.	16,121	665,152
Herc Holdings, Inc.	12,367	1,824,009
Hexcel Corp.	37,494	2,489,227
Hillenbrand, Inc.	31,846	1,483,068
Hillman Solutions Corp. *	86,449	759,887
Honeywell International, Inc.	295,160	59,699,062
Howmet Aerospace, Inc.	175,324	9,863,728
Hubbell, Inc., Class B	23,956	8,038,915
Hudson Technologies, Inc. *	17,443	221,177
Huntington Ingalls Industries, Inc.	17,595	4,555,697
Hurco Cos., Inc.	3,214	77,490
Hydrofarm Holdings Group, Inc. *	27,153	26,881
Hyliion Holdings Corp. *	54,325	57,041
Hyster-Yale Materials Handling, Inc.	4,451	292,520
Hyzon Motors, Inc. *(a)	59,135	45,534
Ideal Power, Inc. *	3,471	25,165
IDEX Corp.	33,843	7,157,794
IES Holdings, Inc. *	3,807	312,022
Illinois Tool Works, Inc.	122,589	31,983,470
Ingersoll Rand, Inc.	180,775	14,436,691
INNOVATE Corp. *	23,119	20,900
Innovative Solutions & Support, Inc. *	6,865	55,881
Insteel Industries, Inc.	8,973	310,735
Intuitive Machines, Inc. *(a)	4,780	18,068
ITT, Inc.	36,551	4,414,630
Janus International Group, Inc. *	42,467	600,908
JELD-WEN Holding, Inc. *	41,048	763,493
John Bean Technologies Corp.	14,561	1,438,044
Johnson Controls International PLC	304,930	16,066,762
Kadant, Inc.	5,113	1,462,318
Kaman Corp.	12,339	555,872
Karat Packaging, Inc.	3,014	72,698
Kennametal, Inc.	34,295	840,913
Kratos Defense & Security Solutions, Inc. *	59,062	999,920
L B Foster Co., Class A *	5,290	121,617
L3Harris Technologies, Inc.	84,759	17,665,471
Lennox International, Inc.	14,266	6,108,131
Leonardo DRS, Inc. *	30,996	601,632
Limbach Holdings, Inc. *	4,683	201,369
Lincoln Electric Holdings, Inc.	25,712	5,713,721
Lindsay Corp.	4,679	608,785
Lockheed Martin Corp.	98,860	42,451,473
LS Starrett Co., Class A *	2,865	38,391
LSI Industries, Inc.	12,912	176,378
Luxfer Holdings PLC	12,212	100,505
Manitex International, Inc. *	9,465	70,798
Manitowoc Co., Inc. *	15,925	256,392
Masco Corp.	101,243	6,812,641
Masonite International Corp. *	9,341	859,839
MasTec, Inc. *	27,749	1,822,277
Masterbrand, Inc. *	54,311	764,156
Matrix Service Co. *	10,847	100,660
Mayville Engineering Co., Inc. *	3,327	42,220
McGrath RentCorp	11,233	1,411,426
MDU Resources Group, Inc.	92,911	1,812,694
Mega Matrix Corp. *	24,173	76,387
Mercury Systems, Inc. *	22,496	667,231
Microvast Holdings, Inc. *(a)	86,292	80,942
Middleby Corp. *	23,738	3,348,720
Miller Industries, Inc.	5,104	205,436
Moog, Inc., Class A	12,812	1,791,118
MRC Global, Inc. *	35,400	377,364
MSC Industrial Direct Co., Inc., Class A	21,058	2,078,003
Mueller Industries, Inc.	49,884	2,394,432
Mueller Water Products, Inc., Class A	66,450	911,029
MYR Group, Inc. *	7,153	1,028,959
National Presto Industries, Inc.	2,215	175,362
SECURITY	NUMBER OF SHARES	VALUE ($)
Nauticus Robotics, Inc. *	9,395	4,098
NeoVolta, Inc. *	12,964	19,965
Net Power, Inc. *	11,532	102,635
NEXTracker, Inc., Class A *	54,348	2,460,334
Nikola Corp. *(a)	475,977	355,698
NN, Inc. *	28,401	130,929
Nordson Corp.	24,391	6,139,703
Northrop Grumman Corp.	63,571	28,400,980
Northwest Pipe Co. *	4,286	130,166
NuScale Power Corp. *(a)	18,303	52,896
nVent Electric PLC	74,441	4,469,438
Ocean Power Technologies, Inc. *	48,625	14,685
Omega Flex, Inc.	1,422	99,199
Optex Systems Holdings, Inc. *	1,633	8,900
Orion Energy Systems, Inc. *	16,987	17,327
Orion Group Holdings, Inc. *	16,674	94,375
Oshkosh Corp.	29,164	3,210,956
Otis Worldwide Corp.	183,010	16,185,404
Owens Corning	39,598	6,000,285
PACCAR, Inc.	233,778	23,468,973
Park Aerospace Corp.	8,310	122,572
Parker-Hannifin Corp.	57,521	26,718,504
Park-Ohio Holdings Corp.	3,931	97,253
Pentair PLC	73,552	5,381,800
Perma-Pipe International Holdings, Inc. *	3,363	27,005
PGT Innovations, Inc. *	25,562	1,053,666
Plug Power, Inc. *(a)	257,087	1,144,037
Powell Industries, Inc.	4,127	489,173
Preformed Line Products Co.	1,284	156,969
Primoris Services Corp.	23,266	763,125
Proto Labs, Inc. *	11,556	417,056
Quanex Building Products Corp.	14,804	462,181
Quanta Services, Inc.	65,124	12,637,312
RBC Bearings, Inc. *	12,881	3,459,064
Redwire Corp. *	10,290	29,841
Regal Rexnord Corp.	29,678	3,960,826
Resideo Technologies, Inc. *	63,274	1,061,105
REV Group, Inc.	13,601	265,492
Rocket Lab USA, Inc. *	115,703	561,160
Rockwell Automation, Inc.	51,145	12,954,006
RTX Corp.	643,778	58,661,051
Rush Enterprises, Inc., Class A	27,445	1,232,555
Rush Enterprises, Inc., Class B	4,245	200,661
Sarcos Technology & Robotics Corp. *	16,115	8,705
Sensata Technologies Holding PLC	68,598	2,481,190
SES AI Corp. *	59,899	78,468
Shoals Technologies Group, Inc., Class A *	78,954	1,039,824
Shyft Group, Inc.	13,268	143,692
Simpson Manufacturing Co., Inc.	19,349	3,501,976
SiteOne Landscape Supply, Inc. *	20,317	3,139,992
SKYX Platforms Corp. *	16,813	25,220
Snap-on, Inc.	23,784	6,895,695
Southland Holdings, Inc. *	4,155	20,360
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,456,753
SPX Technologies, Inc. *	20,639	2,077,109
Standex International Corp.	5,059	747,012
Stanley Black & Decker, Inc.	68,183	6,361,474
Stem, Inc. *(a)	66,115	195,700
Sterling Infrastructure, Inc. *	14,438	1,084,294
SunPower Corp. *(a)	35,778	108,407
Sunrun, Inc. *	100,949	1,461,742
Symbotic, Inc. *(a)	8,173	351,684
Taylor Devices, Inc. *	2,017	62,124
TechPrecision Corp. *	4,478	17,016
Tecnoglass, Inc.	8,161	375,488

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tennant Co.	8,134	768,826
Terex Corp.	29,185	1,792,835
Terran Orbital Corp. *	140,347	116,165
Textron, Inc.	87,066	7,375,361
Thermon Group Holdings, Inc. *	14,491	475,015
Timken Co.	29,679	2,431,007
Titan International, Inc. *	20,997	309,916
Titan Machinery, Inc. *	8,199	219,159
Toro Co.	46,874	4,334,908
Trane Technologies PLC	102,259	25,774,381
Transcat, Inc. *	4,012	441,480
TransDigm Group, Inc.	24,726	27,017,606
Trex Co., Inc. *	48,094	3,918,699
Trinity Industries, Inc.	38,655	971,787
Triumph Group, Inc. *	38,079	616,880
Tutor Perini Corp. *	18,907	169,407
Twin Disc, Inc.	5,599	85,609
UFP Industries, Inc.	27,488	3,118,514
Ultralife Corp. *	6,691	47,305
United Rentals, Inc.	30,294	18,945,868
Urban-Gro, Inc. *	4,382	7,274
V2X, Inc. *	4,770	185,505
Valmont Industries, Inc.	9,518	2,148,308
Vertiv Holdings Co., Class A	156,252	8,801,675
Vicor Corp. *	11,782	443,828
Virgin Galactic Holdings, Inc. *	152,772	271,934
VirTra, Inc. *	3,586	36,756
Wabash National Corp.	19,725	499,042
Watsco, Inc.	15,248	5,961,663
Watts Water Technologies, Inc., Class A	12,334	2,442,255
WESCO International, Inc.	19,943	3,460,509
Westinghouse Air Brake Technologies Corp.	79,769	10,495,207
Westwater Resources, Inc. *	34,475	16,927
Willis Lease Finance Corp. *	1,159	56,803
WillScot Mobile Mini Holdings Corp. *	85,819	4,059,239
Woodward, Inc.	27,253	3,754,646
WW Grainger, Inc.	19,783	17,718,446
Xometry, Inc., Class A *	18,299	588,862
Xylem, Inc.	107,962	12,139,247
Zurn Elkay Water Solutions Corp.	61,936	1,836,402
		1,343,935,937

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,159,619
ACCO Brands Corp.	38,516	234,177
Acme United Corp.	1,454	69,618
ACV Auctions, Inc., Class A *	61,272	794,698
Alight, Inc., Class A *	157,521	1,405,087
Aqua Metals, Inc. *	23,651	14,701
ARC Document Solutions, Inc.	19,042	56,174
Aris Water Solutions, Inc., Class A	14,973	130,265
ASGN, Inc. *	21,209	1,968,619
Asure Software, Inc. *	7,413	65,531
Automatic Data Processing, Inc.	184,150	45,260,387
Barrett Business Services, Inc.	3,084	346,241
BGSF, Inc.	6,465	65,943
Blacksky Technology, Inc. *(a)	43,595	55,366
Booz Allen Hamilton Holding Corp., Class A	58,329	8,210,973
Brady Corp., Class A	19,596	1,180,267
BrightView Holdings, Inc. *	19,228	171,706
Brink's Co.	19,911	1,609,605
Broadridge Financial Solutions, Inc.	52,537	10,728,055
CACI International, Inc., Class A *	10,112	3,475,798
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	25,307	2,159,699
CBIZ, Inc. *	23,252	1,480,222
CECO Environmental Corp. *	12,430	240,272
Ceridian HCM Holding, Inc. *	69,916	4,860,560
Cimpress PLC *	8,208	617,406
Cintas Corp.	38,792	23,452,479
Clarivate PLC *	188,317	1,683,554
Clean Harbors, Inc. *	22,354	3,754,578
Concentrix Corp.	21,127	1,877,557
Conduent, Inc. *	68,566	246,838
Copart, Inc. *	392,272	18,844,747
CoreCivic, Inc. *	49,662	706,194
CRA International, Inc.	2,904	311,425
CSG Systems International, Inc.	12,935	650,760
Deluxe Corp.	19,740	373,283
DLH Holdings Corp. *	3,968	62,298
Driven Brands Holdings, Inc. *	31,309	410,461
Dun & Bradstreet Holdings, Inc.	103,398	1,198,383
Ennis, Inc.	10,401	211,868
Enviri Corp. *	34,248	294,875
Equifax, Inc.	55,311	13,514,690
ExlService Holdings, Inc. *	75,035	2,347,095
Exponent, Inc.	22,633	1,996,004
First Advantage Corp.	24,470	400,574
Forrester Research, Inc. *	4,414	112,469
Franklin Covey Co. *	5,263	212,836
FTI Consulting, Inc. *	15,747	3,017,283
GEE Group, Inc. *	66,522	31,132
Genpact Ltd.	75,466	2,709,229
GEO Group, Inc. *	52,634	585,290
Healthcare Services Group, Inc. *	33,424	315,523
Heidrick & Struggles International, Inc.	8,008	240,000
HireQuest, Inc.	1,724	22,929
HireRight Holdings Corp. *	8,556	106,094
HNI Corp.	20,010	814,807
Hudson Global, Inc. *	1,522	22,450
Huron Consulting Group, Inc. *	8,075	836,005
ICF International, Inc.	7,937	1,103,561
Innodata, Inc. *	11,159	115,719
Insperity, Inc.	16,296	1,868,988
Interface, Inc., Class A	23,118	286,894
Jacobs Solutions, Inc.	56,575	7,624,613
KBR, Inc.	59,922	3,122,535
Kelly Services, Inc., Class A	14,539	298,776
Kforce, Inc.	8,111	554,387
Knightscope, Inc., Class A *	18,211	10,526
Korn Ferry	24,435	1,433,601
LanzaTech Global, Inc. *(a)	41,157	179,239
Legalzoom.com, Inc. *	49,739	512,809
Leidos Holdings, Inc.	61,918	6,840,081
Liquidity Services, Inc. *	10,485	182,963
ManpowerGroup, Inc.	21,518	1,595,345
Mastech Digital, Inc. *	3,073	26,428
Matthews International Corp., Class A	12,972	426,779
Maximus, Inc.	27,241	2,209,790
MillerKnoll, Inc.	32,897	874,731
Mistras Group, Inc. *	7,028	54,608
Montrose Environmental Group, Inc. *	11,954	349,176
MSA Safety, Inc.	16,898	2,788,677
NL Industries, Inc.	5,834	30,629
NV5 Global, Inc. *	6,242	654,723
Odyssey Marine Exploration, Inc., Class B *	9,740	45,583
OPENLANE, Inc. *	46,068	648,637

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Parsons Corp. *	17,738	1,155,631
Paychex, Inc.	143,911	17,518,286
Paycom Software, Inc.	22,108	4,205,826
Paycor HCM, Inc. *	29,019	563,839
Paylocity Holding Corp. *	19,376	3,069,352
Performant Financial Corp. *	24,843	70,057
Perma-Fix Environmental Services, Inc. *	5,410	42,739
Pitney Bowes, Inc.	72,387	297,511
Planet Labs PBC *	85,241	192,645
Quad/Graphics, Inc. *	10,911	59,574
Quest Resource Holding Corp. *	7,972	55,007
RB Global, Inc.	81,157	5,191,613
RCM Technologies, Inc. *	3,160	87,058
Republic Services, Inc., Class A	91,759	15,701,800
Resources Connection, Inc.	13,566	182,598
Robert Half, Inc.	46,821	3,724,142
Rollins, Inc.	126,566	5,481,573
Science Applications International Corp.	23,997	3,063,457
SP Plus Corp. *	8,590	444,361
Spire Global, Inc. *	4,765	33,879
SS&C Technologies Holdings, Inc.	96,021	5,859,201
Steel Connect, Inc. *	3,096	29,474
Steelcase, Inc., Class A	41,203	522,454
Stericycle, Inc. *	41,790	2,005,920
Sterling Check Corp. *	18,145	247,498
TaskUS, Inc., Class A *	10,367	128,965
Team, Inc. *	2,284	16,125
Tetra Tech, Inc.	23,971	3,791,733
TransUnion	87,166	6,031,016
TriNet Group, Inc. *	13,700	1,557,690
TrueBlue, Inc. *	14,017	193,154
TTEC Holdings, Inc.	8,462	172,456
UniFirst Corp.	6,937	1,175,267
Upwork, Inc. *	54,356	745,221
Veralto Corp.	98,888	7,583,721
Verisk Analytics, Inc., Class A	64,968	15,691,721
Verra Mobility Corp., Class A *	74,041	1,770,320
Vestis Corp.	56,611	1,211,475
Viad Corp. *	9,565	316,219
Virco Mfg. Corp.	8,190	98,116
VSE Corp.	6,424	398,995
Waste Management, Inc.	163,867	30,418,631
Where Food Comes From, Inc. *	1,066	14,658
Willdan Group, Inc. *	5,928	113,462
		342,798,937

Consumer Discretionary Distribution & Retail 5.3%
1-800-Flowers.com, Inc., Class A *	11,856	123,302
1stdibs.com, Inc. *	9,755	44,971
Aaron's Co., Inc.	12,845	132,175
Abercrombie & Fitch Co., Class A *	22,890	2,332,491
Academy Sports & Outdoors, Inc.	33,236	2,084,894
Advance Auto Parts, Inc.	26,209	1,752,072
Amazon.com, Inc. *	4,071,549	631,904,405
AMCON Distributing Co.	430	84,233
American Eagle Outfitters, Inc.	84,396	1,672,729
America's Car-Mart, Inc. *	2,651	161,419
Arhaus, Inc. *	18,293	213,845
Arko Corp.	30,423	237,299
Asbury Automotive Group, Inc. *	9,220	1,927,533
AutoNation, Inc. *	11,624	1,623,408
AutoZone, Inc. *	7,905	21,834,638
BARK, Inc. *	57,147	58,861
Barnes & Noble Education, Inc. *	11,885	10,183
Bath & Body Works, Inc.	100,703	4,295,990
Best Buy Co., Inc.	87,403	6,335,844
SECURITY	NUMBER OF SHARES	VALUE ($)
Beyond, Inc. *	19,472	428,189
Big 5 Sporting Goods Corp. (a)	12,375	62,246
Big Lots, Inc.	11,917	68,404
Boot Barn Holdings, Inc. *	14,135	1,014,045
Brilliant Earth Group, Inc., Class A *	4,000	12,760
Buckle, Inc.	12,881	479,044
Build-A-Bear Workshop, Inc.	4,907	110,555
Burlington Stores, Inc. *	28,978	5,539,145
Caleres, Inc.	14,963	469,389
Camping World Holdings, Inc., Class A	17,775	441,709
CarMax, Inc. *	70,626	5,027,159
CarParts.com, Inc. *	19,856	53,413
Carvana Co., Class A *	45,872	1,975,248
Cato Corp., Class A	7,948	53,729
Chewy, Inc., Class A *	55,098	981,846
Children's Place, Inc. *	5,140	114,519
Citi Trends, Inc. *	3,328	89,623
Container Store Group, Inc. *	14,357	23,402
ContextLogic, Inc., Class A *	9,687	42,332
Designer Brands, Inc., Class A	22,662	194,213
Destination XL Group, Inc. *	23,026	98,321
Dick's Sporting Goods, Inc.	27,096	4,039,201
Dillard's, Inc., Class A	1,671	647,128
Duluth Holdings, Inc., Class B *	5,930	28,938
eBay, Inc.	232,158	9,534,729
Envela Corp. *	4,047	17,604
Etsy, Inc. *	53,052	3,531,141
EVgo, Inc., Class A *(a)	53,220	121,874
Express, Inc. *(a)	2,375	17,005
Five Below, Inc. *	24,848	4,459,222
Floor & Decor Holdings, Inc., Class A *	47,504	4,777,002
Foot Locker, Inc.	37,695	1,061,491
GameStop Corp., Class A *(a)	122,867	1,748,397
Gap, Inc.	97,133	1,815,416
Genesco, Inc. *	5,301	147,262
Genuine Parts Co.	62,353	8,743,761
Group 1 Automotive, Inc.	6,053	1,574,143
Groupon, Inc., Class A *(a)	10,000	136,600
Grove Collaborative Holdings *(a)	30,520	55,852
GrowGeneration Corp. *	25,514	58,937
Guess?, Inc.	12,378	276,525
Haverty Furniture Cos., Inc.	5,993	203,163
Hibbett, Inc.	5,232	348,713
Home Depot, Inc.	447,750	158,037,840
J Jill, Inc. *	1,560	36,364
Kirkland's, Inc. *(a)	6,028	19,892
Kohl's Corp.	51,320	1,322,003
Lands' End, Inc. *	4,426	41,914
Lazydays Holdings, Inc. *	5,770	28,331
Leslie's, Inc. *	81,713	548,294
Lithia Motors, Inc., Class A	12,499	3,685,330
LKQ Corp.	120,641	5,630,316
LL Flooring Holdings, Inc. *	17,182	44,673
Lowe's Cos., Inc.	258,386	54,994,876
Macy's, Inc.	122,724	2,244,622
MarineMax, Inc. *	9,973	279,244
Monro, Inc.	13,330	424,694
Murphy USA, Inc.	8,739	3,080,672
National Vision Holdings, Inc. *	33,045	628,186
Nordstrom, Inc.	41,618	755,367
ODP Corp. *	14,773	755,491
Ollie's Bargain Outlet Holdings, Inc. *	26,937	1,937,578
OneWater Marine, Inc., Class A *	4,282	108,035
O'Reilly Automotive, Inc. *	26,544	27,155,839
Penske Automotive Group, Inc.	8,480	1,258,178
Petco Health & Wellness Co., Inc., Class A *	38,893	92,954

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PetMed Express, Inc.	10,374	64,423
Pool Corp.	17,254	6,405,548
Qurate Retail, Inc. *	147,875	119,764
RealReal, Inc. *	43,796	84,088
Revolve Group, Inc. *	18,087	260,634
RH *	7,107	1,801,482
Ross Stores, Inc.	151,613	21,268,272
RumbleON, Inc., Class B *(a)	6,108	40,740
Sally Beauty Holdings, Inc. *	52,790	650,373
Savers Value Village, Inc. *	10,670	199,422
Shoe Carnival, Inc.	7,662	195,381
Signet Jewelers Ltd.	20,487	2,038,047
Sleep Number Corp. *	9,204	94,801
Sonic Automotive, Inc., Class A	6,954	351,594
Sportsman's Warehouse Holdings, Inc. *	14,642	56,372
Stitch Fix, Inc., Class A *	35,867	114,774
Tandy Leather Factory, Inc. *	3,329	14,481
ThredUp, Inc., Class A *	31,702	64,514
Tile Shop Holdings, Inc. *	15,152	98,337
Tilly's, Inc., Class A *	9,759	71,631
TJX Cos., Inc.	512,229	48,615,654
Tractor Supply Co.	48,432	10,877,827
Ulta Beauty, Inc. *	21,961	11,025,520
Upbound Group, Inc.	18,628	618,450
Urban Outfitters, Inc. *	25,860	982,680
Valvoline, Inc. *	62,657	2,286,354
Victoria's Secret & Co. *	34,060	887,263
Vroom, Inc. *	52,000	12,813
Warby Parker, Inc., Class A *	32,957	420,202
Wayfair, Inc., Class A *	41,312	2,075,928
Weyco Group, Inc.	3,125	100,344
Williams-Sonoma, Inc.	28,898	5,588,584
Winmark Corp.	1,442	520,086
Zumiez, Inc. *	6,961	119,520
		1,118,690,283

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	13,529	856,927
Allbirds, Inc., Class A *	39,597	37,993
American Outdoor Brands, Inc. *	6,310	54,014
AMMO, Inc. *	41,078	89,139
Aterian, Inc. *	39,259	11,660
Bassett Furniture Industries, Inc.	4,101	63,565
Beazer Homes USA, Inc. *	12,137	385,350
Brunswick Corp.	30,217	2,437,908
Capri Holdings Ltd. *	52,409	2,554,415
Carter's, Inc.	16,335	1,235,579
Cavco Industries, Inc. *	3,534	1,173,005
Century Communities, Inc.	12,516	1,085,137
Clarus Corp.	11,806	69,892
Columbia Sportswear Co.	15,285	1,211,489
Cricut, Inc., Class A (a)	21,338	111,811
Crocs, Inc. *	27,679	2,808,865
Crown Crafts, Inc.	5,621	29,398
Culp, Inc. *	2,586	12,827
Deckers Outdoor Corp. *	11,493	8,662,619
Delta Apparel, Inc. *	1,907	14,512
DR Horton, Inc.	134,932	19,283,132
Dream Finders Homes, Inc., Class A *	11,475	377,183
Escalade, Inc.	3,803	61,076
Ethan Allen Interiors, Inc.	10,573	307,991
Figs, Inc., Class A *	52,953	305,009
Flexsteel Industries, Inc.	2,656	75,776
Funko, Inc., Class A *	14,201	100,401
Garmin Ltd.	68,236	8,153,520
G-III Apparel Group Ltd. *	17,626	530,366
SECURITY	NUMBER OF SHARES	VALUE ($)
GoPro, Inc., Class A *	54,737	163,116
Green Brick Partners, Inc. *	11,324	590,773
Hamilton Beach Brands Holding Co., Class A	3,706	68,339
Hanesbrands, Inc. *	171,255	770,647
Hasbro, Inc.	58,122	2,845,072
Helen of Troy Ltd. *	10,307	1,180,151
Hooker Furnishings Corp.	5,571	128,579
Hovnanian Enterprises, Inc., Class A *	2,021	341,488
Installed Building Products, Inc.	10,712	2,087,233
iRobot Corp. *(a)	11,608	157,869
JAKKS Pacific, Inc. *	5,309	166,490
Johnson Outdoors, Inc., Class A	2,681	120,002
KB Home	34,561	2,059,490
Kontoor Brands, Inc.	23,446	1,374,405
Lakeland Industries, Inc.	3,608	64,980
Landsea Homes Corp. *	6,542	82,364
Latham Group, Inc. *	20,641	52,222
La-Z-Boy, Inc.	19,021	662,121
Legacy Housing Corp. *	4,652	109,927
Leggett & Platt, Inc.	57,945	1,344,903
Lennar Corp., Class A	116,820	17,505,477
Levi Strauss & Co., Class A	43,160	702,645
LGI Homes, Inc. *	9,067	1,069,997
Lifetime Brands, Inc.	5,690	45,691
Live Ventures, Inc. *	537	13,452
Lovesac Co. *	6,938	160,684
Lululemon Athletica, Inc. *	51,556	23,397,144
M/I Homes, Inc. *	12,695	1,617,597
Malibu Boats, Inc., Class A *	8,904	371,742
Marine Products Corp.	5,165	52,735
MasterCraft Boat Holdings, Inc. *	7,841	151,880
Mattel, Inc. *	156,329	2,796,726
MDC Holdings, Inc.	25,745	1,611,122
Meritage Homes Corp.	16,430	2,720,972
Mohawk Industries, Inc. *	23,919	2,493,556
Movado Group, Inc.	6,936	191,295
Newell Brands, Inc.	169,930	1,413,818
NIKE, Inc., Class B	548,016	55,640,064
NVR, Inc. *	1,414	10,004,460
Oxford Industries, Inc.	6,214	589,895
Peloton Interactive, Inc., Class A *	162,469	903,328
Polaris, Inc.	23,112	2,079,156
PulteGroup, Inc.	96,729	10,113,984
Purple Innovation, Inc., Class A	27,507	28,057
PVH Corp.	26,750	3,216,955
Ralph Lauren Corp., Class A	18,131	2,604,881
Rocky Brands, Inc.	2,880	80,582
Skechers USA, Inc., Class A *	59,269	3,700,756
Skyline Champion Corp. *	24,310	1,664,749
Smith & Wesson Brands, Inc.	20,549	268,370
Snap One Holdings Corp. *	8,443	66,700
Solo Brands, Inc., Class A *	14,864	41,471
Sonos, Inc. *	60,399	941,016
Steven Madden Ltd.	32,680	1,368,638
Sturm Ruger & Co., Inc.	7,968	347,883
Superior Group of Cos., Inc.	5,398	71,901
Tapestry, Inc.	102,456	3,974,268
Taylor Morrison Home Corp., Class A *	48,752	2,541,929
Tempur Sealy International, Inc.	76,202	3,801,718
Toll Brothers, Inc.	48,320	4,800,592
TopBuild Corp. *	14,216	5,247,552
Topgolf Callaway Brands Corp. *	60,859	801,513
Traeger, Inc. *	23,917	52,378
Tri Pointe Homes, Inc. *	43,323	1,495,943
Tupperware Brands Corp. *	19,817	33,689
Under Armour, Inc., Class A *	168,301	1,282,454

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Unifi, Inc. *	5,875	37,130
United Homes Group, Inc. *(a)	3,328	25,027
Universal Electronics, Inc. *	5,590	49,583
Vera Bradley, Inc. *	11,087	85,148
VF Corp.	149,038	2,453,165
Vista Outdoor, Inc. *	27,538	772,992
Vizio Holding Corp., Class A *	45,618	319,326
VOXX International Corp., Class A *	5,522	46,109
Whirlpool Corp.	24,663	2,701,092
Wolverine World Wide, Inc.	33,611	280,988
Worthington Enterprises, Inc.	14,782	843,165
YETI Holdings, Inc. *	38,879	1,709,510
Yunhong Green CTI Ltd. *	20,213	29,915
		249,905,295

Consumer Services 2.4%
2U, Inc. *	79,877	67,951
Accel Entertainment, Inc., Class A *	23,774	243,683
ADT, Inc.	110,460	721,304
Adtalem Global Education, Inc. *	18,877	952,911
Airbnb, Inc., Class A *	194,644	28,055,986
American Public Education, Inc. *	8,505	89,983
Aramark	116,768	3,395,613
Bally's Corp. *	11,844	133,363
Beachbody Co., Inc. *	1,211	12,849
Biglari Holdings, Inc., Class B *	514	79,500
BJ's Restaurants, Inc. *	10,196	352,884
Bloomin' Brands, Inc.	40,982	1,090,941
Booking Holdings, Inc. *	15,621	54,790,189
Bowlero Corp., Class A *(a)	14,987	162,009
Boyd Gaming Corp.	30,860	1,959,301
Bright Horizons Family Solutions, Inc. *	26,006	2,555,089
Brinker International, Inc. *	18,764	802,912
Caesars Entertainment, Inc. *	97,134	4,261,269
Canterbury Park Holding Corp.	1,452	34,311
Carnival Corp. *	448,903	7,442,812
Carriage Services, Inc., Class A	5,752	142,132
Carrols Restaurant Group, Inc.	16,994	159,744
Cava Group, Inc. *	6,946	325,073
Century Casinos, Inc. *	13,792	47,858
Cheesecake Factory, Inc.	20,167	693,140
Chegg, Inc. *	50,436	496,795
Chipotle Mexican Grill, Inc., Class A *	12,288	29,598,966
Choice Hotels International, Inc.	11,454	1,387,308
Churchill Downs, Inc.	30,477	3,686,803
Chuy's Holdings, Inc. *	8,171	276,261
Coursera, Inc. *	45,455	870,009
Cracker Barrel Old Country Store, Inc.	9,479	733,201
Darden Restaurants, Inc.	54,034	8,784,848
Dave & Buster's Entertainment, Inc. *	14,984	802,093
Denny's Corp. *	24,016	255,290
Dine Brands Global, Inc.	6,725	313,721
Domino's Pizza, Inc.	15,464	6,591,066
DoorDash, Inc., Class A *	135,814	14,151,819
DraftKings, Inc., Class A *	209,568	8,183,630
Duolingo, Inc. *	15,860	2,837,195
Dutch Bros, Inc., Class A *	26,120	701,322
El Pollo Loco Holdings, Inc. *	9,086	84,136
European Wax Center, Inc., Class A *	14,659	217,540
Everi Holdings, Inc. *	38,486	400,639
Expedia Group, Inc. *	59,737	8,860,789
First Watch Restaurant Group, Inc. *	10,809	231,961
Frontdoor, Inc. *	35,506	1,163,177
Full House Resorts, Inc. *	15,255	72,004
GAN Ltd. *	31,476	47,844
Global Business Travel Group I *	25,286	146,406
SECURITY	NUMBER OF SHARES	VALUE ($)
Golden Entertainment, Inc.	9,398	360,695
Graham Holdings Co., Class B	1,610	1,159,844
Grand Canyon Education, Inc. *	13,768	1,797,963
H&R Block, Inc.	63,715	2,984,411
Hall of Fame Resort & Entertainment Co. *(a)	3,096	10,588
Hilton Grand Vacations, Inc. *	32,843	1,369,553
Hilton Worldwide Holdings, Inc.	115,035	21,967,084
Hyatt Hotels Corp., Class A	19,972	2,563,806
Inspirato, Inc. *	1,919	7,945
Inspired Entertainment, Inc. *	10,938	100,411
Jack in the Box, Inc.	8,973	699,625
Krispy Kreme, Inc.	37,458	497,817
Kura Sushi USA, Inc., Class A *	2,156	211,568
Las Vegas Sands Corp.	164,393	8,042,106
Laureate Education, Inc.	58,971	744,214
Life Time Group Holdings, Inc. *	24,073	320,171
Light & Wonder, Inc. *	40,135	3,226,051
Lincoln Educational Services Corp. *	10,639	95,325
Lindblad Expeditions Holdings, Inc. *	13,166	121,654
Marriott International, Inc., Class A	110,576	26,508,384
Marriott Vacations Worldwide Corp.	14,742	1,236,706
McDonald's Corp.	324,751	95,061,113
MGM Resorts International *	121,984	5,290,446
Mister Car Wash, Inc. *	47,073	390,706
Monarch Casino & Resort, Inc.	5,776	398,140
Mondee Holdings, Inc., Class A *(a)	17,472	40,797
Nathan's Famous, Inc.	1,235	88,117
Nerdy, Inc. *	26,826	82,356
Noodles & Co., Class A *	16,309	41,425
Norwegian Cruise Line Holdings Ltd. *	187,915	3,344,887
ONE Group Hospitality, Inc. *	12,060	53,064
OneSpaWorld Holdings Ltd. *	40,012	545,364
Papa John's International, Inc.	14,323	1,052,454
Penn Entertainment, Inc. *	66,091	1,490,352
Perdoceo Education Corp.	27,838	503,868
Planet Fitness, Inc., Class A *	37,940	2,570,814
Playa Hotels & Resorts NV *	52,884	438,937
PlayAGS, Inc. *	23,905	208,213
Portillo's, Inc., Class A *	24,798	340,725
Potbelly Corp. *	11,690	147,060
Rave Restaurant Group, Inc. *	10,012	19,023
RCI Hospitality Holdings, Inc.	3,668	226,536
Red Robin Gourmet Burgers, Inc. *	6,715	68,359
Red Rock Resorts, Inc., Class A	21,179	1,158,068
Regis Corp. *	1,641	18,888
Rover Group, Inc., Class A *	46,534	509,082
Royal Caribbean Cruises Ltd. *	105,111	13,401,652
Rush Street Interactive, Inc. *	31,726	165,292
Sabre Corp. *	174,259	714,462
SeaWorld Entertainment, Inc. *	16,942	836,935
Service Corp. International	66,430	4,458,782
Shake Shack, Inc., Class A *	17,416	1,315,953
Six Flags Entertainment Corp. *	32,321	814,812
Soho House & Co., Inc. *	16,810	103,381
Starbucks Corp.	511,566	47,590,985
Strategic Education, Inc.	9,508	894,322
Stride, Inc. *	17,428	1,044,809
Sweetgreen, Inc., Class A *	40,339	430,820
Target Hospitality Corp. *	10,745	103,904
Texas Roadhouse, Inc., Class A	29,594	3,720,558
Travel & Leisure Co.	32,601	1,317,732
Udemy, Inc. *	40,027	543,967
Universal Technical Institute, Inc. *	13,710	193,585
Vail Resorts, Inc.	17,201	3,818,622
Wendy's Co.	77,071	1,470,515
Wingstop, Inc.	13,286	3,734,827
WW International, Inc. *	36,376	136,774

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wyndham Hotels & Resorts, Inc.	36,885	2,874,448
Wynn Resorts Ltd.	43,289	4,087,780
Xponential Fitness, Inc., Class A *	9,583	105,988
Yum! Brands, Inc.	125,605	16,264,591
		497,727,841

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	183,419	3,892,151
Andersons, Inc.	13,831	729,032
BJ's Wholesale Club Holdings, Inc. *	59,170	3,806,998
Casey's General Stores, Inc.	16,757	4,547,180
Chefs' Warehouse, Inc. *	14,908	474,373
Costco Wholesale Corp.	198,224	137,741,893
Dollar General Corp.	98,456	13,003,084
Dollar Tree, Inc. *	93,467	12,208,660
Grocery Outlet Holding Corp. *	43,207	1,070,669
HF Foods Group, Inc. *	16,494	82,470
Ingles Markets, Inc., Class A	6,246	526,225
Kroger Co.	295,597	13,638,846
Natural Grocers by Vitamin Cottage, Inc.	4,452	66,557
Performance Food Group Co. *	69,983	5,086,364
PriceSmart, Inc.	12,124	921,666
SpartanNash Co.	15,368	344,704
Sprouts Farmers Market, Inc. *	46,441	2,339,233
Sysco Corp.	225,342	18,236,928
Target Corp.	206,670	28,743,664
U.S. Foods Holding Corp. *	101,584	4,673,880
United Natural Foods, Inc. *	25,620	381,994
Village Super Market, Inc., Class A	2,371	60,295
Walgreens Boots Alliance, Inc.	320,373	7,230,819
Walmart, Inc.	638,687	105,543,027
Weis Markets, Inc.	7,027	426,890
		365,777,602

Energy 3.9%
Adams Resources & Energy, Inc.	794	19,985
Aemetis, Inc. *(a)	14,199	51,684
American Resources Corp. *	38,760	52,326
Amplify Energy Corp. *	16,372	100,197
Antero Midstream Corp.	151,508	1,854,458
Antero Resources Corp. *	127,511	2,848,596
APA Corp.	136,989	4,291,865
Archrock, Inc.	64,257	1,049,959
Atlas Energy Solutions, Inc., Class A	24,182	420,041
Baker Hughes Co., Class A	449,277	12,804,395
Berry Corp.	27,783	186,424
Bristow Group, Inc. *	9,727	256,598
Cactus, Inc., Class A	29,031	1,232,076
California Resources Corp.	28,025	1,336,232
Callon Petroleum Co. *	24,841	797,893
Centrus Energy Corp., Class A *	5,939	298,257
ChampionX Corp.	89,262	2,446,671
Cheniere Energy, Inc.	106,672	17,493,141
Chesapeake Energy Corp.	49,838	3,843,008
Chevron Corp.	786,022	115,883,223
Chord Energy Corp.	18,323	2,817,344
Civitas Resources, Inc.	38,616	2,502,703
Clean Energy Fuels Corp. *	78,451	231,430
CNX Resources Corp. *	70,699	1,428,120
Comstock Resources, Inc.	50,535	394,678
Comstock, Inc. *	59,927	27,974
ConocoPhillips	531,627	59,473,112
CONSOL Energy, Inc.	12,540	1,186,284
Core Laboratories, Inc.	20,776	327,638
Coterra Energy, Inc.	337,436	8,395,408
Crescent Energy Co., Class A	40,522	447,768
SECURITY	NUMBER OF SHARES	VALUE ($)
CVR Energy, Inc.	11,947	402,972
Delek U.S. Holdings, Inc.	25,894	699,915
Devon Energy Corp.	287,167	12,066,757
Diamond Offshore Drilling, Inc. *	43,981	536,568
Diamondback Energy, Inc.	79,877	12,280,290
DMC Global, Inc. *	8,614	146,610
Dorian LPG Ltd.	14,057	526,294
Dril-Quip, Inc. *	14,876	298,561
DT Midstream, Inc.	43,410	2,330,683
Empire Petroleum Corp. *	3,665	24,482
EOG Resources, Inc.	261,263	29,729,117
Epsilon Energy Ltd.	5,425	27,722
EQT Corp.	185,370	6,562,098
Equitrans Midstream Corp.	197,327	2,010,762
Evolution Petroleum Corp.	15,426	86,540
Excelerate Energy, Inc., Class A	7,154	109,599
Expro Group Holdings NV *	37,621	662,130
Exxon Mobil Corp.	1,793,425	184,382,024
Forum Energy Technologies, Inc. *	4,222	83,216
FutureFuel Corp.	9,399	53,574
Geospace Technologies Corp. *	3,725	56,099
Gevo, Inc. *	101,823	95,082
Granite Ridge Resources, Inc.	22,980	125,930
Green Plains, Inc. *	28,596	592,795
Gulf Island Fabrication, Inc. *	6,007	27,032
Gulfport Energy Corp. *	4,553	577,776
Hallador Energy Co. *	10,747	91,672
Halliburton Co.	400,289	14,270,303
Helix Energy Solutions Group, Inc. *	60,683	570,420
Helmerich & Payne, Inc.	44,341	1,785,169
Hess Corp.	123,965	17,420,801
HF Sinclair Corp.	70,334	3,973,168
HighPeak Energy, Inc. (a)	11,338	154,764
Houston American Energy Corp. *	4,107	6,366
Independence Contract Drilling, Inc. *(a)	7,301	15,478
International Seaways, Inc.	17,558	941,811
Kinder Morgan, Inc.	865,131	14,638,017
Kinetik Holdings, Inc., Class A	10,446	339,704
KLX Energy Services Holdings, Inc. *(a)	8,329	80,958
Kodiak Gas Services, Inc.	7,753	181,575
Kosmos Energy Ltd. *	198,763	1,204,504
Liberty Energy, Inc., Class A	69,697	1,449,001
Lightbridge Corp. *	5,562	17,075
Magnolia Oil & Gas Corp., Class A	80,926	1,668,694
Mammoth Energy Services, Inc. *	10,739	37,694
Marathon Oil Corp.	261,007	5,964,010
Marathon Petroleum Corp.	169,922	28,139,083
Matador Resources Co.	49,925	2,740,383
Murphy Oil Corp.	64,788	2,507,296
Nabors Industries Ltd. *	3,829	323,857
NACCO Industries, Inc., Class A	1,966	71,326
Natural Gas Services Group, Inc. *	4,213	61,594
New Fortress Energy, Inc.	28,877	959,583
Newpark Resources, Inc. *	32,811	212,943
NextDecade Corp. *	29,505	150,180
Nine Energy Service, Inc. *(a)	5,821	14,029
Noble Corp. PLC	49,473	2,183,243
Northern Oil & Gas, Inc.	42,384	1,419,864
NOV, Inc.	179,177	3,495,743
Occidental Petroleum Corp.	295,922	17,036,230
Oceaneering International, Inc. *	43,414	902,143
Oil States International, Inc. *	29,052	179,251
ONEOK, Inc.	261,340	17,836,455
OPAL Fuels, Inc., Class A *	5,715	27,661
Overseas Shipholding Group, Inc., Class A	30,088	183,537
Ovintiv, Inc.	114,638	4,862,944

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Par Pacific Holdings, Inc. *	26,679	976,185
Patterson-UTI Energy, Inc.	144,426	1,601,684
PBF Energy, Inc., Class A	49,131	2,481,607
Peabody Energy Corp.	49,804	1,329,767
Permian Resources Corp., Class A	183,631	2,475,346
Phillips 66	196,664	28,380,582
PHX Minerals, Inc.	18,580	59,270
Pioneer Natural Resources Co.	104,489	24,014,708
PrimeEnergy Resources Corp. *	362	34,824
Profire Energy, Inc. *	27,669	42,610
ProFrac Holding Corp., Class A *	13,542	107,117
ProPetro Holding Corp. *	39,887	337,444
Range Resources Corp.	109,316	3,174,537
Ranger Energy Services, Inc.	5,075	51,562
REX American Resources Corp. *	6,150	254,549
Riley Exploration Permian, Inc.	1,796	39,907
Ring Energy, Inc. *	11,664	16,213
RPC, Inc.	36,343	265,667
SandRidge Energy, Inc.	12,685	185,201
Schlumberger NV	640,487	31,191,717
SEACOR Marine Holdings, Inc. *	10,252	108,261
Select Water Solutions, Inc.	33,094	257,140
SilverBow Resources, Inc. *	5,751	152,747
Sitio Royalties Corp., Class A	35,149	749,728
SM Energy Co.	52,363	1,941,620
Smart Sand, Inc. *	17,439	32,262
Solaris Oilfield Infrastructure, Inc., Class A	15,678	117,585
Southwestern Energy Co. *	483,892	3,121,103
Talos Energy, Inc. *	58,300	756,151
Targa Resources Corp.	99,481	8,451,906
TechnipFMC PLC	194,086	3,753,623
Tellurian, Inc. *	286,293	143,433
TETRA Technologies, Inc. *	48,733	204,191
Texas Pacific Land Corp.	2,763	4,037,655
Tidewater, Inc. *	22,034	1,480,464
Transocean Ltd. *	320,856	1,751,874
U.S. Silica Holdings, Inc. *	33,313	357,115
Uranium Energy Corp. *	167,322	1,278,340
VAALCO Energy, Inc.	43,433	185,025
Valaris Ltd. *	27,793	1,719,553
Valero Energy Corp.	152,714	21,211,975
Vertex Energy, Inc. *	44,352	64,754
Vital Energy, Inc. *	11,591	508,034
Vitesse Energy, Inc.	10,573	222,139
W&T Offshore, Inc.	41,992	127,656
Weatherford International PLC *	32,388	2,900,345
Williams Cos., Inc.	543,743	18,846,132
World Kinect Corp.	27,459	619,750
		819,233,703

Equity Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	40,417	689,514
Agree Realty Corp.	45,582	2,717,143
Alexander & Baldwin, Inc.	35,571	616,090
Alexander's, Inc.	964	211,878
Alexandria Real Estate Equities, Inc.	69,576	8,411,738
Alpine Income Property Trust, Inc.	4,623	71,841
American Assets Trust, Inc.	21,772	488,346
American Homes 4 Rent, Class A	142,415	4,991,646
American Tower Corp.	208,712	40,834,503
Americold Realty Trust, Inc.	118,857	3,268,567
Apartment Income REIT Corp.	66,082	2,160,221
Apartment Investment & Management Co., Class A *	64,227	477,207
Apple Hospitality REIT, Inc.	95,824	1,538,933
Armada Hoffler Properties, Inc.	28,123	336,351
Ashford Hospitality Trust, Inc. *	12,463	20,689
SECURITY	NUMBER OF SHARES	VALUE ($)
AvalonBay Communities, Inc.	63,609	11,386,647
Bluerock Homes Trust, Inc.	1,536	20,890
Boston Properties, Inc.	64,469	4,287,188
Braemar Hotels & Resorts, Inc.	24,766	56,466
Brandywine Realty Trust	80,539	381,755
Brixmor Property Group, Inc.	133,490	2,995,516
Broadstone Net Lease, Inc.	87,052	1,398,926
BRT Apartments Corp.	5,530	92,904
Camden Property Trust	47,693	4,475,511
CareTrust REIT, Inc.	54,463	1,139,366
CBL & Associates Properties, Inc.	10,443	244,157
Centerspace	6,268	343,236
Chatham Lodging Trust	21,672	227,556
City Office REIT, Inc.	16,407	86,137
Clipper Realty, Inc.	5,283	26,732
Community Healthcare Trust, Inc.	10,035	256,796
COPT Defense Properties	51,553	1,214,589
Cousins Properties, Inc.	70,257	1,609,588
Creative Media & Community Trust Corp.	3,238	11,139
Crown Castle, Inc.	194,009	21,001,474
CTO Realty Growth, Inc.	7,821	129,281
CubeSmart	101,521	4,387,738
DiamondRock Hospitality Co.	99,179	906,496
Digital Realty Trust, Inc.	135,761	19,068,990
Diversified Healthcare Trust	100,000	287,000
Douglas Emmett, Inc.	73,469	995,505
Easterly Government Properties, Inc., Class A	42,425	520,979
EastGroup Properties, Inc.	20,829	3,695,689
Elme Communities	40,011	579,359
Empire State Realty Trust, Inc., Class A	58,131	553,407
EPR Properties	32,596	1,443,025
Equinix, Inc.	42,041	34,884,361
Equity Commonwealth	45,821	875,639
Equity LifeStyle Properties, Inc.	83,879	5,677,769
Equity Residential	155,173	9,339,863
Essential Properties Realty Trust, Inc.	69,415	1,729,128
Essex Property Trust, Inc.	28,843	6,728,207
Extra Space Storage, Inc.	94,166	13,601,337
Farmland Partners, Inc.	21,207	237,942
Federal Realty Investment Trust	32,546	3,310,905
First Industrial Realty Trust, Inc.	58,760	3,027,315
Four Corners Property Trust, Inc.	42,097	985,491
Franklin Street Properties Corp., Class C	36,290	89,273
Gaming & Leisure Properties, Inc.	119,284	5,445,315
Generation Income Properties, Inc.	895	3,723
Getty Realty Corp.	19,661	543,823
Gladstone Commercial Corp.	16,360	209,735
Gladstone Land Corp.	14,746	208,803
Global Medical REIT, Inc.	26,096	263,831
Global Net Lease, Inc.	84,810	716,644
Global Self Storage, Inc.	1,987	8,743
Healthcare Realty Trust, Inc., Class A	173,781	2,799,612
Healthpeak Properties, Inc.	244,514	4,523,509
Highwoods Properties, Inc.	49,859	1,145,261
Host Hotels & Resorts, Inc.	318,406	6,119,763
Hudson Pacific Properties, Inc.	56,547	463,120
Independence Realty Trust, Inc.	103,075	1,514,172
Industrial Logistics Properties Trust	24,875	99,002
Innovative Industrial Properties, Inc.	12,910	1,203,599
InvenTrust Properties Corp.	29,223	725,607
Invitation Homes, Inc.	258,731	8,520,012
Iron Mountain, Inc.	129,632	8,752,753
JBG SMITH Properties	40,899	654,384
Kilroy Realty Corp.	48,504	1,734,503
Kimco Realty Corp.	299,559	6,051,098

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kite Realty Group Trust	99,353	2,126,154
Lamar Advertising Co., Class A	39,410	4,125,439
LTC Properties, Inc.	17,442	543,667
LXP Industrial Trust	127,057	1,154,948
Macerich Co.	99,583	1,572,416
Medical Properties Trust, Inc. (a)	278,519	863,409
Mid-America Apartment Communities, Inc.	52,253	6,603,734
Modiv Industrial, Inc., Class C	3,196	47,908
National Health Investors, Inc.	20,414	1,085,616
National Storage Affiliates Trust	35,246	1,316,438
NET Lease Office Properties	6,279	155,594
NETSTREIT Corp.	27,995	508,669
New Century Financial Corp. *(b)	3,600	0
NexPoint Diversified Real Estate Trust	15,474	106,771
NexPoint Residential Trust, Inc.	9,644	294,624
NNN REIT, Inc.	81,402	3,283,757
Office Properties Income Trust	29,171	107,058
Omega Healthcare Investors, Inc.	109,589	3,178,081
One Liberty Properties, Inc.	6,163	124,739
Orion Office REIT, Inc.	24,022	123,473
Outfront Media, Inc.	61,918	806,172
Paramount Group, Inc.	73,678	349,970
Park Hotels & Resorts, Inc.	92,416	1,393,633
Peakstone Realty Trust	15,426	223,368
Pebblebrook Hotel Trust	53,690	817,162
Phillips Edison & Co., Inc.	53,240	1,847,960
Physicians Realty Trust	104,342	1,277,146
Piedmont Office Realty Trust, Inc., Class A	53,125	361,250
Plymouth Industrial REIT, Inc.	16,461	364,446
Postal Realty Trust, Inc., Class A	7,337	103,452
PotlatchDeltic Corp.	36,149	1,616,945
Presidio Property Trust, Inc., Class A	8,865	9,308
Prologis, Inc.	413,681	52,409,246
Public Storage	70,924	20,084,968
Rayonier, Inc.	59,676	1,808,183
Realty Income Corp.	373,005	20,287,742
Regency Centers Corp.	73,868	4,629,308
Retail Opportunity Investments Corp.	53,563	727,921
Rexford Industrial Realty, Inc.	95,257	5,009,566
RLJ Lodging Trust	69,831	808,643
Ryman Hospitality Properties, Inc.	26,463	2,908,284
Sabra Health Care REIT, Inc.	104,314	1,391,549
Safehold, Inc.	21,044	417,934
Saul Centers, Inc.	5,768	220,684
SBA Communications Corp., Class A	48,560	10,870,642
Service Properties Trust	70,215	542,762
Simon Property Group, Inc.	145,786	20,207,397
SITE Centers Corp.	84,716	1,128,417
SL Green Realty Corp. (a)	28,543	1,283,008
STAG Industrial, Inc.	81,841	3,023,206
Summit Hotel Properties, Inc.	47,221	305,992
Sun Communities, Inc.	55,698	6,981,744
Sunstone Hotel Investors, Inc.	90,577	966,457
Tanger, Inc.	48,488	1,304,327
Terreno Realty Corp.	37,093	2,215,565
UDR, Inc.	134,497	4,844,582
UMH Properties, Inc.	25,601	386,831
Uniti Group, Inc.	117,986	620,606
Universal Health Realty Income Trust	5,432	216,248
Urban Edge Properties	55,572	959,728
Ventas, Inc.	181,214	8,406,517
Veris Residential, Inc.	34,121	520,345
VICI Properties, Inc., Class A	463,182	13,951,042
Vornado Realty Trust	71,356	1,940,170
Welltower, Inc.	247,800	21,437,178
Weyerhaeuser Co.	327,244	10,723,786
SECURITY	NUMBER OF SHARES	VALUE ($)
Whitestone REIT	20,066	259,253
WP Carey, Inc.	98,679	6,114,151
Xenia Hotels & Resorts, Inc.	45,844	611,100
		549,871,340

Financial Services 7.8%
Acacia Research Corp. *	29,703	116,139
ACRES Commercial Realty Corp.	3,144	31,409
AFC Gamma, Inc.	8,444	98,457
Affiliated Managers Group, Inc.	15,236	2,267,726
Affirm Holdings, Inc. *	98,317	3,982,822
AG Mortgage Investment Trust, Inc.	13,958	86,958
AGNC Investment Corp.	301,316	2,856,476
Alerus Financial Corp.	8,490	192,808
Ally Financial, Inc.	121,208	4,445,909
AlTi Global, Inc. *(a)	9,783	60,752
A-Mark Precious Metals, Inc.	8,227	221,882
American Express Co.	257,757	51,742,140
Ameriprise Financial, Inc.	45,323	17,532,296
Angel Oak Mortgage REIT, Inc. (a)	9,942	106,081
Annaly Capital Management, Inc.	226,910	4,354,403
Apollo Commercial Real Estate Finance, Inc.	61,373	684,923
Apollo Global Management, Inc.	195,625	19,640,750
Arbor Realty Trust, Inc. (a)	83,347	1,108,515
Ares Commercial Real Estate Corp.	22,535	214,308
ARES Management Corp., Class A	75,699	9,195,915
ARMOUR Residential REIT, Inc. (a)	21,511	409,785
Artisan Partners Asset Management, Inc., Class A	31,419	1,316,456
AssetMark Financial Holdings, Inc. *	9,288	284,863
Associated Capital Group, Inc., Class A	1,818	61,830
Atlanticus Holdings Corp. *	2,144	74,375
AvidXchange Holdings, Inc. *	75,290	825,178
B Riley Financial, Inc. (a)	6,796	159,162
Bakkt Holdings, Inc. *(a)	25,312	34,677
Bank of New York Mellon Corp.	343,361	19,042,801
Beneficient, Class A *	37,842	12,639
Berkshire Hathaway, Inc., Class B *	814,602	312,595,372
Better Home & Finance Holding Co. *	212,871	130,916
BGC Group, Inc., Class A	171,274	1,209,194
BlackRock, Inc.	62,608	48,478,001
Blackstone Mortgage Trust, Inc., Class A (a)	78,268	1,545,010
Blackstone, Inc.	318,126	39,590,781
Block, Inc. *	248,163	16,133,077
Blue Owl Capital, Inc., Class A	184,413	2,865,778
BM Technologies, Inc. *	10,210	21,747
Bread Financial Holdings, Inc.	21,541	781,292
Bridge Investment Group Holdings, Inc., Class A	13,376	130,817
Brightsphere Investment Group, Inc.	14,000	309,680
BrightSpire Capital, Inc., Class A	52,714	376,905
Cannae Holdings, Inc. *	31,447	636,802
Cantaloupe, Inc. *	26,721	181,970
Capital One Financial Corp.	170,793	23,111,709
Carlyle Group, Inc.	96,110	3,846,322
Cass Information Systems, Inc.	5,702	246,098
Cboe Global Markets, Inc.	47,400	8,714,490
Charles Schwab Corp. (c)	661,007	41,590,560
Cherry Hill Mortgage Investment Corp.	15,001	53,854
Chicago Atlantic Real Estate Finance, Inc.	9,254	146,861
Chimera Investment Corp.	98,492	472,762
Claros Mortgage Trust, Inc.	50,991	598,634

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CME Group, Inc.	160,892	33,118,009
Cohen & Steers, Inc.	10,667	751,170
Coinbase Global, Inc., Class A *	76,299	9,781,532
Consumer Portfolio Services, Inc. *	5,099	46,605
Corebridge Financial, Inc.	105,397	2,547,446
Credit Acceptance Corp. *	2,821	1,526,358
Diamond Hill Investment Group, Inc.	1,364	217,599
Discover Financial Services	111,585	11,774,449
Donnelley Financial Solutions, Inc. *	11,044	686,053
Dynex Capital, Inc.	22,582	276,404
Ellington Financial, Inc.	33,849	413,296
Ellington Residential Mortgage REIT	6,980	41,810
Enact Holdings, Inc.	14,940	425,641
Encore Capital Group, Inc. *	9,929	497,244
Enova International, Inc. *	13,316	724,790
Equitable Holdings, Inc.	141,540	4,626,943
Essent Group Ltd.	47,371	2,612,984
Euronet Worldwide, Inc. *	20,230	2,015,920
Evercore, Inc., Class A	15,791	2,711,788
EVERTEC, Inc.	29,799	1,196,728
EZCORP, Inc., Class A *	25,151	216,299
FactSet Research Systems, Inc.	17,107	8,141,563
Federal Agricultural Mortgage Corp., Class C	4,622	861,032
Federated Hermes, Inc.	38,340	1,340,366
Fidelity National Information Services, Inc.	264,752	16,483,460
Finance of America Cos., Inc., Class A *	18,960	15,928
FirstCash Holdings, Inc.	16,707	1,917,462
Fiserv, Inc. *	268,737	38,125,718
FleetCor Technologies, Inc. *	32,357	9,381,265
Flywire Corp. *	46,352	990,542
Forge Global Holdings, Inc. *	45,163	86,713
Franklin BSP Realty Trust, Inc.	34,676	444,546
Franklin Resources, Inc.	127,716	3,401,077
GCM Grosvenor, Inc., Class A	19,770	171,801
Global Payments, Inc.	116,310	15,495,981
Goldman Sachs Group, Inc.	146,007	56,068,148
Granite Point Mortgage Trust, Inc.	23,489	131,773
Great Ajax Corp.	9,397	55,348
Green Dot Corp., Class A *	20,026	180,434
Guild Holdings Co., Class A	4,604	64,456
Hamilton Lane, Inc., Class A	16,653	1,930,749
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49,093	1,167,922
Heritage Global, Inc. *	16,791	47,015
Houlihan Lokey, Inc., Class A	23,392	2,801,894
I3 Verticals, Inc., Class A *	10,325	193,491
Interactive Brokers Group, Inc., Class A	47,747	4,237,546
Intercontinental Exchange, Inc.	256,583	32,670,713
International Money Express, Inc. *	18,445	379,967
Invesco Ltd.	201,667	3,192,389
Invesco Mortgage Capital, Inc.	18,784	165,487
Jack Henry & Associates, Inc.	32,552	5,398,098
Jackson Financial, Inc., Class A	31,704	1,587,419
Janus Henderson Group PLC	59,917	1,723,213
Jefferies Financial Group, Inc.	74,707	3,045,057
Katapult Holdings, Inc. *	2,511	27,043
KKR & Co., Inc.	297,545	25,761,446
KKR Real Estate Finance Trust, Inc.	24,272	297,089
Ladder Capital Corp., Class A	54,768	598,614
Lazard, Inc.	51,551	2,009,458
LendingClub Corp. *	46,098	415,804
LendingTree, Inc. *	4,315	139,547
loanDepot, Inc., Class A *	36,984	103,925
LPL Financial Holdings, Inc.	33,583	8,032,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Lument Finance Trust, Inc.	24,035	57,684
Manhattan Bridge Capital, Inc.	7,727	36,858
MarketAxess Holdings, Inc.	16,829	3,795,108
Marqeta, Inc., Class A *	185,915	1,117,349
Mastercard, Inc., Class A	370,753	166,553,370
Medallion Financial Corp.	6,557	66,029
Merchants Bancorp	10,145	443,742
MFA Financial, Inc.	47,437	525,128
MGIC Investment Corp.	121,838	2,417,266
Moelis & Co., Class A	28,769	1,581,432
Moneylion, Inc. *	2,380	109,742
Moody's Corp.	70,361	27,584,326
Morgan Stanley	565,834	49,363,358
Morningstar, Inc.	11,728	3,275,630
Mr Cooper Group, Inc. *	29,229	1,968,865
MSCI, Inc., Class A	35,498	21,249,813
Nasdaq, Inc.	151,930	8,776,996
Navient Corp.	37,356	643,270
NCR Atleos Corp. *	28,535	638,899
Nelnet, Inc., Class A	7,716	672,295
NerdWallet, Inc., Class A *	22,319	341,704
New York Mortgage Trust, Inc.	40,532	317,771
NewtekOne, Inc.	11,192	134,416
Nexpoint Real Estate Finance, Inc.	5,703	83,093
Nicholas Financial, Inc. *	6,032	42,586
NMI Holdings, Inc., Class A *	36,089	1,151,961
Northern Trust Corp.	92,072	7,332,614
Ocwen Financial Corp. *	3,090	89,394
OneMain Holdings, Inc.	54,286	2,584,014
Open Lending Corp., Class A *	44,911	329,647
Oportun Financial Corp. *	13,044	48,002
Oppenheimer Holdings, Inc., Class A	3,500	130,830
OppFi, Inc. *	7,166	23,003
Orchid Island Capital, Inc. (a)	30,417	242,728
P10, Inc., Class A	29,037	267,140
Paymentus Holdings, Inc., Class A *	8,752	138,807
Payoneer Global, Inc. *	113,997	533,506
PayPal Holdings, Inc. *	482,706	29,614,013
Paysign, Inc. *	9,553	29,328
PennyMac Financial Services, Inc.	12,693	1,107,083
PennyMac Mortgage Investment Trust	37,798	542,023
Perella Weinberg Partners, Class A	19,698	231,452
Piper Sandler Cos.	7,045	1,222,237
PJT Partners, Inc., Class A	10,452	1,005,169
PRA Group, Inc. *	16,584	377,618
Priority Technology Holdings, Inc. *	9,469	33,615
PROG Holdings, Inc. *	19,924	610,471
Radian Group, Inc.	67,490	1,955,860
Raymond James Financial, Inc.	83,544	9,204,878
Ready Capital Corp.	69,762	653,670
Redwood Trust, Inc.	51,019	342,338
Regional Management Corp.	3,411	83,160
Remitly Global, Inc. *	63,447	1,087,482
Repay Holdings Corp., Class A *	32,506	254,847
Rithm Capital Corp.	214,168	2,291,598
Robinhood Markets, Inc., Class A *	231,320	2,484,377
Rocket Cos., Inc., Class A *	53,100	653,661
Ryvyl, Inc. *	1,042	4,241
S&P Global, Inc.	145,062	65,038,548
Sachem Capital Corp.	16,351	58,700
Safeguard Scientifics Inc	12,218	8,211
Security National Financial Corp., Class A *	7,050	55,202
SEI Investments Co.	43,942	2,778,892
Seven Hills Realty Trust	5,666	73,828
Shift4 Payments, Inc., Class A *	25,975	1,865,265
Silvercrest Asset Management Group, Inc., Class A	3,213	53,593

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SLM Corp.	103,311	2,053,823
SoFi Technologies, Inc. *(a)	427,179	3,344,812
Starwood Property Trust, Inc.	132,523	2,694,193
State Street Corp.	137,824	10,181,059
StepStone Group, Inc., Class A	25,199	842,907
Stifel Financial Corp.	45,549	3,322,800
StoneX Group, Inc. *	12,675	833,381
SWK Holdings Corp. *	1,451	25,102
Synchrony Financial	184,512	7,171,981
T Rowe Price Group, Inc.	99,784	10,821,575
Toast, Inc., Class A *	168,491	2,994,085
TPG RE Finance Trust, Inc.	24,952	151,958
TPG, Inc.	27,003	1,124,135
Tradeweb Markets, Inc., Class A	51,781	4,939,390
Two Harbors Investment Corp.	42,715	532,229
U.S. Global Investors, Inc., Class A	6,234	18,203
Upstart Holdings, Inc. *(a)	33,301	1,057,640
Usio, Inc. *	17,787	29,704
UWM Holdings Corp. (a)	43,383	290,666
Velocity Financial, Inc. *	8,532	134,379
Victory Capital Holdings, Inc., Class A	16,586	559,446
Virtu Financial, Inc., Class A	42,853	719,502
Virtus Investment Partners, Inc.	2,899	684,483
Visa, Inc., Class A	713,667	195,016,644
Voya Financial, Inc.	47,448	3,433,812
Walker & Dunlop, Inc.	14,790	1,428,566
Waterstone Financial, Inc.	8,861	117,851
Western Union Co.	164,344	2,065,804
Westwood Holdings Group, Inc.	2,653	32,632
WEX, Inc. *	18,840	3,850,708
WisdomTree, Inc.	51,234	346,854
World Acceptance Corp. *	1,349	177,137
		1,659,811,549

Food, Beverage & Tobacco 2.6%
Alico, Inc.	2,213	65,151
Altria Group, Inc.	792,586	31,798,550
Archer-Daniels-Midland Co.	237,905	13,222,760
B&G Foods, Inc.	31,414	316,025
Beyond Meat, Inc. *(a)	28,812	190,735
Boston Beer Co., Inc., Class A *	4,323	1,509,894
BRC, Inc., Class A *(a)	18,823	71,151
Brown-Forman Corp., Class B	106,474	5,845,423
Bunge Global SA	64,242	5,659,078
Calavo Growers, Inc.	7,291	190,222
Cal-Maine Foods, Inc.	18,796	1,041,674
Campbell Soup Co.	87,954	3,925,387
Celsius Holdings, Inc. *	66,192	3,302,981
Coca-Cola Co.	1,742,114	103,638,362
Coca-Cola Consolidated, Inc.	2,124	1,829,592
Conagra Brands, Inc.	214,962	6,266,142
Constellation Brands, Inc., Class A	72,479	17,763,153
Darling Ingredients, Inc. *	72,463	3,137,648
Duckhorn Portfolio, Inc. *	19,046	164,367
Farmer Bros Co. *	11,781	41,469
Flowers Foods, Inc.	86,037	1,961,644
Fresh Del Monte Produce, Inc.	13,508	332,027
Freshpet, Inc. *	21,989	1,893,253
General Mills, Inc.	260,251	16,892,892
Hain Celestial Group, Inc. *	38,429	411,575
Hershey Co.	67,299	13,025,048
Hormel Foods Corp.	130,450	3,961,767
Ingredion, Inc.	29,234	3,144,701
J & J Snack Foods Corp.	7,048	1,122,253
J M Smucker Co.	47,736	6,279,671
John B Sanfilippo & Son, Inc.	3,955	423,699
Kellanova	118,320	6,479,203
Keurig Dr Pepper, Inc.	450,796	14,173,026
SECURITY	NUMBER OF SHARES	VALUE ($)
Kraft Heinz Co.	356,967	13,254,185
Lamb Weston Holdings, Inc.	64,331	6,590,068
Lancaster Colony Corp.	8,881	1,632,150
Lifeway Foods, Inc. *	6,566	81,747
Limoneira Co.	7,226	131,080
Mama's Creations, Inc. *	7,154	30,834
McCormick & Co., Inc. - Non Voting Shares	111,777	7,618,720
MGP Ingredients, Inc.	7,544	640,863
Mission Produce, Inc. *	18,304	182,857
Molson Coors Beverage Co., Class B	82,225	5,080,683
Mondelez International, Inc., Class A	609,087	45,845,979
Monster Beverage Corp. *	331,662	18,248,043
National Beverage Corp. *	9,990	461,938
PepsiCo, Inc.	615,555	103,739,484
Philip Morris International, Inc.	695,044	63,144,747
Pilgrim's Pride Corp. *	19,693	535,059
Post Holdings, Inc. *	23,321	2,165,821
Real Good Food Co., Inc. *	3,502	4,062
Sadot Group, Inc. *	27,734	9,041
Seaboard Corp.	109	392,727
Seneca Foods Corp., Class A *	2,612	139,429
Simply Good Foods Co. *	39,777	1,503,571
Sovos Brands, Inc. *	27,678	610,300
Splash Beverage Group, Inc. *	20,360	8,144
Tootsie Roll Industries, Inc.	7,422	241,883
TreeHouse Foods, Inc. *	22,159	932,894
Turning Point Brands, Inc.	9,980	242,414
Tyson Foods, Inc., Class A	127,003	6,954,684
Universal Corp.	10,446	605,346
Utz Brands, Inc.	29,813	527,690
Vector Group Ltd.	56,584	592,434
Vintage Wine Estates, Inc. *	29,567	14,192
Vita Coco Co., Inc. *	13,490	265,618
Vital Farms, Inc. *	11,214	161,257
Westrock Coffee Co. *(a)	15,240	157,886
Whole Earth Brands, Inc. *	12,768	50,817
WK Kellogg Co.	28,636	371,982
Zevia PBC, Class A *	20,011	34,019
		553,285,171

Health Care Equipment & Services 5.2%
23andMe Holding Co., Class A *	128,087	93,644
Abbott Laboratories	776,956	87,912,571
Acadia Healthcare Co., Inc. *	41,960	3,446,594
Accelerate Diagnostics, Inc. *	3,050	4,057
Accolade, Inc. *	35,923	406,648
Accuray, Inc. *	36,635	94,885
AdaptHealth Corp., Class A *	43,913	317,052
Addus HomeCare Corp. *	7,000	606,200
Agiliti, Inc. *	14,918	105,769
agilon health, Inc. *	138,167	813,804
AirSculpt Technologies, Inc. *(a)	4,242	30,797
Akili, Inc., Class A *	8,840	2,220
Align Technology, Inc. *	31,817	8,505,320
Alignment Healthcare, Inc. *	51,148	342,692
Alphatec Holdings, Inc. *	41,583	669,070
Amedisys, Inc. *	14,148	1,333,732
AMN Healthcare Services, Inc. *	17,098	1,265,423
AngioDynamics, Inc. *	16,851	99,421
Apollo Medical Holdings, Inc. *	19,744	686,104
Apyx Medical Corp. *	12,488	27,973
Artivion, Inc. *	17,724	296,345
Asensus Surgical, Inc. *	88,725	23,486
AtriCure, Inc. *	20,192	687,740
Atrion Corp.	563	191,420
Augmedix, Inc. *	11,589	51,223
Avanos Medical, Inc. *	19,723	378,484

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aveanna Healthcare Holdings, Inc. *	23,737	54,595
Axogen, Inc. *	16,795	162,408
Axonics, Inc. *	23,420	1,589,750
Baxter International, Inc.	225,995	8,743,747
Becton Dickinson & Co.	130,117	31,073,241
Beyond Air, Inc. *(a)	14,110	23,705
Biodesix, Inc. *	20,622	41,244
BioSig Technologies, Inc. *	30,064	5,054
Bioventus, Inc., Class A *	16,149	70,087
Boston Scientific Corp. *	655,819	41,487,110
Brookdale Senior Living, Inc. *	79,540	435,084
Butterfly Network, Inc. *(a)	79,217	71,382
Cardinal Health, Inc.	109,911	12,001,182
Castle Biosciences, Inc. *	11,444	264,128
Cencora, Inc.	74,647	17,368,864
Centene Corp. *	239,300	18,021,683
Certara, Inc. *	51,767	836,555
Cerus Corp. *	76,254	138,020
Chemed Corp.	6,653	3,943,832
Cigna Group	131,012	39,428,061
ClearPoint Neuro, Inc. *	10,369	72,168
Clover Health Investments Corp., Class A *	151,697	145,356
Community Health Systems, Inc. *	51,561	189,229
Computer Programs & Systems, Inc. *	6,539	66,240
CONMED Corp.	14,231	1,360,484
Cooper Cos., Inc.	22,251	8,300,291
CorVel Corp. *	3,909	919,944
Cross Country Healthcare, Inc. *	14,884	316,285
CVRx, Inc. *	5,810	145,947
CVS Health Corp.	575,052	42,766,617
CytoSorbents Corp. *	15,994	16,154
DaVita, Inc. *	24,484	2,648,189
Definitive Healthcare Corp., Class A *	18,692	158,882
Delcath Systems, Inc. *	6,977	33,420
DENTSPLY SIRONA, Inc.	95,706	3,325,783
Dexcom, Inc. *	172,612	20,946,466
DocGo, Inc. *	50,278	186,029
Doximity, Inc., Class A *	54,666	1,473,249
Edwards Lifesciences Corp. *	271,543	21,307,979
ElectroCore, Inc. *	3,035	22,975
Electromed, Inc. *	3,594	36,120
Elevance Health, Inc.	105,196	51,907,914
Embecta Corp.	24,775	424,644
Encompass Health Corp.	44,378	3,152,613
Enhabit, Inc. *	23,015	232,221
Enovis Corp. *	22,222	1,304,431
Ensign Group, Inc.	25,319	2,866,617
Envista Holdings Corp. *	78,934	1,854,949
enVVeno Medical Corp. *	2,462	10,611
Enzo Biochem, Inc. *	13,471	16,973
Evolent Health, Inc., Class A *	52,657	1,548,642
FONAR Corp. *	3,312	64,783
Forian, Inc. *	7,513	20,210
Fulgent Genetics, Inc. *	9,036	222,195
GE HealthCare Technologies, Inc.	174,915	12,831,764
GeneDx Holdings Corp. *	7,651	29,456
Glaukos Corp. *	22,092	1,966,851
Globus Medical, Inc., Class A *	51,118	2,698,519
GoodRx Holdings, Inc., Class A *	32,958	197,748
Great Elm Group, Inc. *	9,772	18,567
Guardant Health, Inc. *	51,488	1,129,132
Haemonetics Corp. *	22,522	1,722,032
HCA Healthcare, Inc.	88,680	27,038,532
Health Catalyst, Inc. *	24,057	235,037
HealthEquity, Inc. *	38,310	2,895,470
HealthStream, Inc.	10,329	274,958
HeartBeam, Inc. *	14,543	27,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	58,847	4,404,109
Hims & Hers Health, Inc. *	69,336	594,903
Hologic, Inc. *	109,335	8,138,897
Humana, Inc.	54,945	20,772,507
Hyperfine, Inc. *	14,647	15,672
ICU Medical, Inc. *	9,260	847,568
IDEXX Laboratories, Inc. *	37,125	19,122,345
Inari Medical, Inc. *	22,228	1,265,885
InfuSystem Holdings, Inc. *	10,655	98,346
Innovage Holding Corp. *(a)	7,015	37,109
Inogen, Inc. *	16,555	117,789
Inspire Medical Systems, Inc. *	13,428	2,831,562
Insulet Corp. *	31,302	5,974,613
Integer Holdings Corp. *	15,173	1,537,328
Integra LifeSciences Holdings Corp. *	30,669	1,231,360
Intuitive Surgical, Inc. *	157,630	59,618,819
Invitae Corp. *(a)	111,935	43,655
iRadimed Corp.	3,278	135,742
iRhythm Technologies, Inc. *	14,107	1,689,736
Joint Corp. *	7,452	72,732
Know Labs, Inc. *	35,048	16,977
KORU Medical Systems, Inc. *	12,813	26,651
Laboratory Corp. of America Holdings	37,961	8,438,730
Lantheus Holdings, Inc. *	30,497	1,583,709
LeMaitre Vascular, Inc.	8,388	486,840
LENSAR, Inc. *	11,846	42,053
LifeMD, Inc. *	20,209	112,968
LifeStance Health Group, Inc. *	40,123	239,936
LivaNova PLC *	25,025	1,218,217
Lucid Diagnostics, Inc. *	1,998	2,817
Masimo Corp. *	20,280	2,614,903
McKesson Corp.	59,622	29,804,442
Medtronic PLC	595,708	52,148,278
Merit Medical Systems, Inc. *	26,082	2,042,221
Milestone Scientific, Inc. *	34,400	19,632
ModivCare, Inc. *	5,394	214,519
Molina Healthcare, Inc. *	26,117	9,309,143
Multiplan Corp. *	104,525	105,570
Myomo Inc *	21,495	71,578
National HealthCare Corp.	5,672	527,723
National Research Corp.	6,098	240,261
Neogen Corp. *	86,123	1,334,906
NeoGenomics, Inc. *	59,570	884,614
NeuroPace, Inc. *	4,356	63,685
Nevro Corp. *	15,398	254,991
Novocure Ltd. *	43,948	611,756
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	704,620
OPKO Health, Inc. *(a)	185,881	189,599
OptimizeRx Corp. *	6,885	97,216
Option Care Health, Inc. *	78,760	2,460,462
OraSure Technologies, Inc. *	30,500	224,785
Orchestra BioMed Holdings, Inc. *	5,514	39,039
Orthofix Medical, Inc. *	14,213	197,419
OrthoPediatrics Corp. *	7,124	186,079
Outset Medical, Inc. *	27,235	82,794
Owens & Minor, Inc. *	33,542	661,113
P3 Health Partners, Inc. *	13,641	16,506
Paragon 28, Inc. *	18,302	232,069
Patterson Cos., Inc.	37,137	1,108,911
PAVmed, Inc. *	5,301	12,298
Pediatrix Medical Group, Inc. *	35,753	334,648
Pennant Group, Inc. *	13,217	198,387
Penumbra, Inc. *	17,222	4,343,216
PetIQ, Inc., Class A *	11,858	213,088
Phreesia, Inc. *	23,389	595,952
Premier, Inc., Class A	55,319	1,195,997

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Privia Health Group, Inc. *	45,235	911,938
PROCEPT BioRobotics Corp. *	19,661	910,304
Pro-Dex, Inc. *	1,916	41,577
Progyny, Inc. *	36,695	1,397,713
ProSomnus, Inc. *	6,286	4,815
Pulmonx Corp. *	15,144	201,112
Pulse Biosciences, Inc. *(a)	6,773	60,144
Quest Diagnostics, Inc.	50,668	6,507,291
QuidelOrtho Corp. *	21,668	1,484,475
R1 RCM, Inc. *	86,444	885,187
RadNet, Inc. *	27,654	1,022,368
ResMed, Inc.	66,032	12,559,286
Rockwell Medical, Inc. *	7,846	10,357
RxSight, Inc. *	11,027	501,839
Sanara Medtech, Inc. *	1,654	55,905
Schrodinger, Inc. *	25,953	686,457
Select Medical Holdings Corp.	48,777	1,267,714
Semler Scientific, Inc. *	1,873	82,955
Senseonics Holdings, Inc. *	216,699	121,828
Sensus Healthcare, Inc. *	6,026	19,585
Shockwave Medical, Inc. *	16,662	3,769,777
SI-BONE, Inc. *	19,218	388,396
Sight Sciences, Inc. *	12,929	54,819
Silk Road Medical, Inc. *	17,297	261,704
Simulations Plus, Inc.	7,164	271,516
Sonida Senior Living, Inc. *	1,604	14,356
STAAR Surgical Co. *	24,350	682,043
Stereotaxis, Inc. *	22,696	45,846
STERIS PLC	44,454	9,733,203
Streamline Health Solutions, Inc. *	29,028	11,321
Stryker Corp.	151,377	50,783,956
Surgery Partners, Inc. *	32,410	994,663
Surmodics, Inc. *	7,188	253,089
Tactile Systems Technology, Inc. *	10,021	152,019
Talkspace, Inc. *	88,164	212,475
Tandem Diabetes Care, Inc. *	27,515	627,342
Tela Bio, Inc. *	6,599	45,599
Teladoc Health, Inc. *	75,644	1,469,763
Teleflex, Inc.	20,883	5,071,019
Tenet Healthcare Corp. *	45,218	3,741,337
TransMedics Group, Inc. *	15,124	1,297,185
Treace Medical Concepts, Inc. *	27,099	365,295
U.S. Physical Therapy, Inc.	7,360	679,034
UFP Technologies, Inc. *	2,930	493,734
UnitedHealth Group, Inc.	414,108	211,915,628
Universal Health Services, Inc., Class B	27,648	4,390,779
Utah Medical Products, Inc.	1,365	108,122
Varex Imaging Corp. *	17,095	329,421
Veeva Systems, Inc., Class A *	65,339	13,551,962
Veradigm, Inc. *	55,667	508,240
Vivani Medical, Inc. *	30,017	30,317
VolitionRX Ltd. *	15,384	16,307
Zimmer Biomet Holdings, Inc.	93,815	11,783,164
Zimvie, Inc. *	10,245	179,083
Zomedica Corp. *	412,334	55,212
Zynex, Inc. *(a)	7,546	89,345
		1,110,454,193

Household & Personal Products 1.3%
Beauty Health Co. *	39,541	115,855
BellRing Brands, Inc. *	58,908	3,255,845
Central Garden & Pet Co. *	4,564	214,052
Central Garden & Pet Co., Class A *	19,521	805,827
Church & Dwight Co., Inc.	110,014	10,984,898
Clorox Co.	55,184	8,015,476
Colgate-Palmolive Co.	369,220	31,088,324
Coty, Inc., Class A *	168,936	2,040,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewell Personal Care Co.	22,085	818,249
elf Beauty, Inc. *	24,453	3,900,987
Energizer Holdings, Inc.	31,376	992,109
Estee Lauder Cos., Inc., Class A	103,914	13,715,609
Herbalife Ltd. *	41,704	502,533
Honest Co., Inc. *	42,967	122,456
Inter Parfums, Inc.	8,373	1,165,103
Kenvue, Inc.	771,645	16,019,350
Kimberly-Clark Corp.	151,160	18,285,825
Lifevantage Corp.	7,299	38,758
Medifast, Inc.	4,730	258,495
Natural Alternatives International, Inc. *	3,654	22,691
Natural Health Trends Corp.	6,750	42,795
Nature's Sunshine Products, Inc. *	4,762	82,906
Nu Skin Enterprises, Inc., Class A	22,078	409,768
Oil-Dri Corp. of America	1,961	127,387
Olaplex Holdings, Inc. *	49,924	112,329
Procter & Gamble Co.	1,055,227	165,818,371
Reynolds Consumer Products, Inc.	26,473	719,271
Safety Shot, Inc. *(a)	13,500	42,120
Spectrum Brands Holdings, Inc.	15,631	1,228,909
United-Guardian, Inc.	3,342	25,667
USANA Health Sciences, Inc. *	4,815	225,438
WD-40 Co.	5,885	1,524,097
		282,722,247

Insurance 2.3%
Aflac, Inc.	238,594	20,123,018
Allstate Corp.	117,181	18,192,350
Ambac Financial Group, Inc. *	18,370	298,512
American Coastal Insurance Corp., Class C *	6,372	73,724
American Equity Investment Life Holding Co. *	28,730	1,586,183
American Financial Group, Inc.	28,887	3,477,995
American International Group, Inc.	314,703	21,875,006
AMERISAFE, Inc.	8,109	404,153
Aon PLC, Class A	89,740	26,781,108
Arch Capital Group Ltd. *	167,589	13,814,361
Arthur J Gallagher & Co.	96,382	22,376,045
Assurant, Inc.	23,511	3,948,672
Assured Guaranty Ltd.	23,994	1,946,633
Axis Capital Holdings Ltd.	35,322	2,102,365
Brighthouse Financial, Inc. *	29,722	1,538,708
Brown & Brown, Inc.	105,153	8,155,667
BRP Group, Inc., Class A *	28,110	630,788
Caret Holdings, Inc., Class A *(a)	9,666	78,295
Chubb Ltd.	182,663	44,752,435
Cincinnati Financial Corp.	69,710	7,723,868
Citizens, Inc., Class A *(a)	24,606	68,897
CNA Financial Corp.	11,952	526,725
CNO Financial Group, Inc.	48,627	1,321,682
Crawford & Co., Class A	10,215	124,010
Donegal Group, Inc., Class A	6,507	97,670
eHealth, Inc. *	13,577	92,324
Employers Holdings, Inc.	11,659	486,413
Enstar Group Ltd. *	5,831	1,556,236
Erie Indemnity Co., Class A	11,261	3,894,392
Everest Group Ltd.	19,428	7,479,197
F&G Annuities & Life, Inc.	7,820	350,649
Fidelity National Financial, Inc.	116,279	5,817,438
First American Financial Corp.	45,784	2,763,064
Genworth Financial, Inc., Class A *	204,265	1,260,315
Globe Life, Inc.	38,517	4,730,658
GoHealth, Inc., Class A *	3,311	39,103
Goosehead Insurance, Inc., Class A *	11,407	880,620
Greenlight Capital Re Ltd., Class A *	9,834	112,206

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hagerty, Inc., Class A *	15,234	122,634
Hanover Insurance Group, Inc.	16,309	2,152,951
Hartford Financial Services Group, Inc.	134,909	11,731,687
HCI Group, Inc.	3,137	281,295
Heritage Insurance Holdings, Inc. *	10,125	60,953
Hippo Holdings, Inc. *(a)	7,344	67,932
Horace Mann Educators Corp.	17,846	657,268
ICC Holdings, Inc. *	5,650	88,705
Investors Title Co.	697	116,573
James River Group Holdings Ltd.	15,431	147,675
Kemper Corp.	27,177	1,630,620
Kingsway Financial Services, Inc. *	5,983	52,471
Kinsale Capital Group, Inc.	9,863	3,921,233
Lemonade, Inc. *(a)	27,928	441,821
Lincoln National Corp.	74,630	2,048,593
Loews Corp.	82,018	5,975,831
Maiden Holdings Ltd. *	32,952	57,996
Markel Group, Inc. *	5,957	8,920,191
Marsh & McLennan Cos., Inc.	220,759	42,791,925
MBIA, Inc.	22,069	134,180
Mercury General Corp.	11,235	449,962
MetLife, Inc.	278,375	19,296,955
National Western Life Group, Inc., Class A	978	473,352
NI Holdings, Inc. *	3,782	50,528
Old Republic International Corp.	117,117	3,283,961
Oscar Health, Inc., Class A *	63,645	796,835
Palomar Holdings, Inc. *	10,660	638,214
Primerica, Inc.	15,617	3,656,877
Principal Financial Group, Inc.	97,654	7,724,431
ProAssurance Corp.	24,020	323,309
Progressive Corp.	261,935	46,689,914
Prudential Financial, Inc.	161,280	16,923,110
Reinsurance Group of America, Inc.	29,663	5,158,099
RenaissanceRe Holdings Ltd.	23,276	5,326,247
RLI Corp.	18,179	2,479,070
Ryan Specialty Holdings, Inc., Class A *	46,260	2,003,983
Safety Insurance Group, Inc.	6,404	533,517
Selective Insurance Group, Inc.	26,783	2,808,465
Selectquote, Inc. *	53,616	59,514
SiriusPoint Ltd. *	44,279	522,492
Skyward Specialty Insurance Group, Inc. *	15,421	479,593
Stewart Information Services Corp.	12,159	749,724
Tiptree, Inc.	9,652	182,712
Travelers Cos., Inc.	102,185	21,597,822
Trupanion, Inc. *(a)	14,817	403,022
United Fire Group, Inc.	9,091	203,729
Universal Insurance Holdings, Inc.	11,138	185,114
Unum Group	81,676	3,948,218
W R Berkley Corp.	91,363	7,480,802
White Mountains Insurance Group Ltd.	1,116	1,758,783
Willis Towers Watson PLC	45,997	11,329,061
		480,401,434

Materials 2.5%
AdvanSix, Inc.	11,778	298,926
Air Products & Chemicals, Inc.	99,583	25,464,369
Albemarle Corp.	52,761	6,053,797
Alcoa Corp.	80,300	2,388,925
Alpha Metallurgical Resources, Inc.	5,295	2,113,976
Alto Ingredients, Inc. *	33,727	62,058
Amcor PLC	647,404	6,105,020
American Battery Technology Co. *(a)	32,527	87,823
SECURITY	NUMBER OF SHARES	VALUE ($)
American Vanguard Corp.	11,255	122,905
Ampco-Pittsburgh Corp. *	7,848	19,855
AptarGroup, Inc.	29,611	3,845,877
Arcadium Lithium PLC *	457,292	2,236,158
Arch Resources, Inc.	8,577	1,517,786
Ascent Industries Co. *	4,646	46,506
Ashland, Inc.	22,474	2,104,016
Aspen Aerogels, Inc. *	28,080	315,338
ATI, Inc. *	57,200	2,337,764
Avery Dennison Corp.	35,879	7,156,067
Avient Corp.	40,064	1,450,717
Axalta Coating Systems Ltd. *	98,418	3,190,712
Balchem Corp.	14,605	2,047,037
Ball Corp.	140,333	7,781,465
Berry Global Group, Inc.	53,362	3,493,076
Cabot Corp.	24,259	1,749,074
Carpenter Technology Corp.	21,950	1,351,900
Celanese Corp., Class A	44,558	6,518,390
Century Aluminum Co. *	22,913	255,480
CF Industries Holdings, Inc.	84,988	6,417,444
Chemours Co.	67,300	2,030,441
Clearwater Paper Corp. *	7,639	251,858
Cleveland-Cliffs, Inc. *	226,249	4,536,292
Coeur Mining, Inc. *	179,585	483,084
Commercial Metals Co.	53,599	2,798,940
Compass Minerals International, Inc.	14,554	327,319
Contango ORE, Inc. *	1,750	28,822
Core Molding Technologies, Inc. *	2,885	49,910
Corteva, Inc.	315,872	14,365,859
Crown Holdings, Inc.	53,772	4,758,822
Dakota Gold Corp. *	24,511	51,473
Danimer Scientific, Inc. *(a)	37,658	24,026
Dow, Inc.	314,431	16,853,502
DuPont de Nemours, Inc.	193,163	11,937,473
Eagle Materials, Inc.	15,456	3,497,384
Eastman Chemical Co.	53,335	4,456,139
Ecolab, Inc.	113,834	22,564,175
Ecovyst, Inc. *	46,051	426,432
Element Solutions, Inc.	99,960	2,222,111
Flotek Industries, Inc. *	5,581	17,189
FMC Corp.	55,879	3,140,400
Freeport-McMoRan, Inc.	642,822	25,513,605
Friedman Industries, Inc.	2,834	47,328
Gatos Silver, Inc. *	17,898	109,536
Ginkgo Bioworks Holdings, Inc. *(a)	585,011	707,863
Gold Resource Corp. *	39,537	9,315
Graphic Packaging Holding Co.	136,164	3,473,544
Greif, Inc., Class A	13,364	836,720
Hawkins, Inc.	8,063	536,754
Haynes International, Inc.	5,389	300,006
HB Fuller Co.	24,358	1,845,606
Hecla Mining Co.	248,268	945,901
Huntsman Corp.	73,671	1,807,886
Hycroft Mining Holding Corp. *(a)	6,015	12,090
Idaho Strategic Resources, Inc. *	4,628	28,786
Ingevity Corp. *	14,768	643,294
Innospec, Inc.	10,861	1,261,071
International Flavors & Fragrances, Inc.	114,782	9,260,612
International Paper Co.	154,265	5,527,315
Intrepid Potash, Inc. *	3,965	72,956
Kaiser Aluminum Corp.	6,881	446,577
Knife River Corp. *	26,236	1,718,196
Koppers Holdings, Inc.	10,777	551,136
Kronos Worldwide, Inc.	9,190	85,559
Linde PLC	217,095	87,886,569
Loop Industries, Inc. *(a)	9,523	33,521
Louisiana-Pacific Corp.	28,037	1,865,862
LSB Industries, Inc. *	21,659	161,143

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	114,599	10,786,058
Martin Marietta Materials, Inc.	27,579	14,021,715
Materion Corp.	9,668	1,130,866
Mativ Holdings, Inc.	23,942	288,022
McEwen Mining, Inc. *	18,704	119,893
Mercer International, Inc.	18,274	154,598
Minerals Technologies, Inc.	15,242	996,065
Mosaic Co.	144,712	4,444,105
MP Materials Corp. *	63,304	1,000,836
Myers Industries, Inc.	15,888	297,900
NewMarket Corp.	3,028	1,689,049
Newmont Corp.	514,673	17,761,365
Northern Technologies International Corp.	2,657	34,382
Nucor Corp.	109,917	20,546,785
O-I Glass, Inc. *	72,227	1,051,625
Olin Corp.	54,947	2,861,090
Olympic Steel, Inc.	4,090	276,402
Orion SA	27,306	611,654
Packaging Corp. of America	40,411	6,703,377
Pactiv Evergreen, Inc.	15,063	219,920
Perimeter Solutions SA *	64,240	304,498
Piedmont Lithium, Inc. *	6,862	104,851
PPG Industries, Inc.	105,754	14,915,544
PureCycle Technologies, Inc. *(a)	55,133	216,121
Quaker Chemical Corp.	6,333	1,202,890
Ramaco Resources, Inc., Class A	15,917	300,513
Ramaco Resources, Inc., Class B	2,118	26,729
Ranpak Holdings Corp., Class A *	15,372	63,333
Rayonier Advanced Materials, Inc. *	26,864	116,590
Reliance Steel & Aluminum Co.	25,748	7,348,994
Royal Gold, Inc.	29,302	3,351,856
RPM International, Inc.	57,193	6,100,205
Ryerson Holding Corp.	12,949	444,410
Schnitzer Steel Industries, Inc., Class A	11,633	306,297
Scotts Miracle-Gro Co.	19,443	1,093,863
Sealed Air Corp.	65,892	2,276,569
Sensient Technologies Corp.	19,516	1,210,577
Sherwin-Williams Co.	105,522	32,118,786
Silgan Holdings, Inc.	37,619	1,728,217
Smith-Midland Corp. *	1,800	69,939
Solitario Resources Corp. *	44,899	23,671
Sonoco Products Co.	44,388	2,525,677
Steel Dynamics, Inc.	68,252	8,237,334
Stepan Co.	9,304	830,568
Summit Materials, Inc., Class A *	53,461	1,934,219
SunCoke Energy, Inc.	34,174	350,283
Sylvamo Corp.	15,710	729,415
TimkenSteel Corp. *	16,743	344,069
Tredegar Corp.	10,770	50,942
TriMas Corp.	17,344	428,050
Tronox Holdings PLC	49,611	684,136
U.S. Antimony Corp. *	59,275	13,912
U.S. Gold Corp. *	7,270	26,899
U.S. Lime & Minerals, Inc.	962	248,840
U.S. Steel Corp.	100,276	4,714,977
Universal Stainless & Alloy Products, Inc. *	5,210	98,782
Valhi, Inc.	1,628	22,580
Vulcan Materials Co.	59,708	13,494,605
Warrior Met Coal, Inc.	22,693	1,456,210
Westlake Corp.	14,583	2,017,558
Westrock Co.	113,846	4,583,440
Worthington Steel, Inc. *	12,939	387,523
		538,543,042

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.3%
Advantage Solutions, Inc. *	42,984	173,226
Alphabet, Inc., Class A *	2,649,612	371,210,641
Alphabet, Inc., Class C *	2,229,985	316,211,873
Altice USA, Inc., Class A *	102,606	250,359
AMC Entertainment Holdings, Inc., Class A *(a)	111,101	449,959
AMC Networks, Inc., Class A *	17,154	310,316
Angi, Inc. *	46,987	111,359
Arena Group Holdings, Inc. *	4,958	7,586
Atlanta Braves Holdings, Inc., Class C *	21,892	882,467
Boston Omaha Corp., Class A *	8,359	129,481
Bumble, Inc., Class A *	43,395	595,379
Cable One, Inc.	2,015	1,106,094
Cardlytics, Inc. *	25,904	197,907
Cargurus, Inc. *	38,901	904,059
Cars.com, Inc. *	26,286	458,165
Charter Communications, Inc., Class A *	44,780	16,600,394
Cinemark Holdings, Inc. *	47,010	650,148
Clear Channel Outdoor Holdings, Inc. *	153,084	263,304
Comcast Corp., Class A	1,797,883	83,673,475
comScore, Inc. *	2,302	46,454
Cumulus Media, Inc., Class A *	7,422	34,141
CuriosityStream, Inc. *	23,041	12,025
Daily Journal Corp. *	412	132,384
DHI Group, Inc. *	17,605	40,315
Electronic Arts, Inc.	109,531	15,069,275
Emerald Holding, Inc. *	6,732	41,334
Endeavor Group Holdings, Inc., Class A	82,142	2,033,014
Entravision Communications Corp., Class A	34,841	140,409
Eventbrite, Inc., Class A *	35,982	301,169
EverQuote, Inc., Class A *	8,283	104,614
EW Scripps Co., Class A *	25,886	206,311
Fluent, Inc. *	30,212	16,360
Fox Corp., Class A	166,374	5,373,880
fuboTV, Inc. *	129,071	321,387
Gaia, Inc., Class A *	10,263	29,763
Gannett Co., Inc. *	69,602	171,917
Getty Images Holdings, Inc. *(a)	18,585	79,544
Golden Matrix Group, Inc. *	8,251	23,680
Gray Television, Inc.	36,454	348,136
Grindr, Inc. *(a)	10,471	90,888
Harte Hanks, Inc. *	3,347	25,906
IAC, Inc. *	30,436	1,528,192
iHeartMedia, Inc., Class A *	43,715	118,468
Innovid Corp. *	35,745	54,332
Integral Ad Science Holding Corp. *	33,997	494,656
Interpublic Group of Cos., Inc.	170,564	5,626,906
IZEA Worldwide, Inc. *	8,623	17,332
John Wiley & Sons, Inc., Class A	18,846	637,749
Lee Enterprises, Inc. *	1,545	16,732
Liberty Broadband Corp., Class C *	58,818	4,614,272
Liberty Media Corp.-Liberty Formula One, Class C *	103,103	6,933,677
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,176,278
Liberty Media Corp.-Liberty SiriusXM, Class C *	101,527	3,082,360
Lions Gate Entertainment Corp., Class A *	87,853	916,307
Live Nation Entertainment, Inc. *	63,250	5,619,762
LiveOne, Inc. *	39,793	56,904

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Entertainment Corp., Class A *	18,450	615,123
Madison Square Garden Sports Corp. *	7,599	1,406,575
Magnite, Inc. *	51,501	455,784
Marchex, Inc., Class B *	24,313	33,066
Marcus Corp.	10,398	141,205
Match Group, Inc. *	121,028	4,645,055
MediaAlpha, Inc., Class A *	11,398	145,325
Meta Platforms, Inc., Class A *	993,764	387,707,087
National CineMedia, Inc. *	44,303	181,199
Netflix, Inc. *	195,958	110,541,867
New York Times Co., Class A	72,375	3,514,530
News Corp., Class A	223,543	5,508,100
Nexstar Media Group, Inc., Class A	14,534	2,582,837
Nextdoor Holdings, Inc. *	62,506	95,009
Omnicom Group, Inc.	88,949	8,039,211
Outbrain, Inc. *	10,250	40,283
Paramount Global, Class B	221,245	3,227,965
Pinterest, Inc., Class A *	262,746	9,845,093
Playstudios, Inc. *	40,501	89,102
Playtika Holding Corp. *	30,485	220,102
PodcastOne, Inc. *	1,895	3,278
PSQ Holdings, Inc. *(a)	8,011	39,815
PubMatic, Inc., Class A *	19,401	294,507
QuinStreet, Inc. *	21,564	273,216
Reading International, Inc., Class B *	1,251	17,176
Reservoir Media, Inc. *	14,527	101,689
ROBLOX Corp., Class A *	218,644	8,485,574
Roku, Inc. *	56,658	4,989,303
Rumble, Inc. *(a)	34,234	234,503
Saga Communications, Inc., Class A	1,989	46,980
Scholastic Corp.	12,861	494,377
Shutterstock, Inc.	10,396	488,300
Sinclair, Inc.	15,351	241,011
Sirius XM Holdings, Inc. (a)	296,892	1,511,180
Skillz, Inc., Class A *	6,303	33,910
Snap, Inc., Class A *	462,563	7,350,126
Sphere Entertainment Co. *	11,111	393,107
Stagwell, Inc., Class A *	43,953	286,574
Take-Two Interactive Software, Inc. *	70,689	11,658,737
TechTarget, Inc. *	11,292	385,848
TEGNA, Inc.	88,242	1,375,693
Thryv Holdings, Inc. *	12,739	260,385
TKO Group Holdings, Inc.	26,663	2,231,426
Townsquare Media, Inc., Class A	6,366	68,371
Trade Desk, Inc., Class A *	199,743	13,668,413
Travelzoo *	4,020	34,049
TripAdvisor, Inc. *	50,308	1,086,653
TrueCar, Inc. *	41,115	145,547
Urban One, Inc. *	6,214	22,370
Urban One, Inc., Class A *	6,023	22,044
Vimeo, Inc. *	71,535	283,994
Vivid Seats, Inc., Class A *	21,498	123,399
Walt Disney Co.	819,230	78,687,041
Warner Bros Discovery, Inc. *	994,720	9,967,094
Warner Music Group Corp., Class A	63,189	2,305,767
WideOpenWest, Inc. *	23,881	88,599
Yelp, Inc., Class A *	31,656	1,384,317
Zedge, Inc., Class B *	11,319	36,900
Ziff Davis, Inc. *	20,262	1,365,659
ZipRecruiter, Inc., Class A *	33,246	462,784
ZoomInfo Technologies, Inc., Class A *	132,890	2,131,556
		1,541,838,815

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
10X Genomics, Inc., Class A *	46,955	1,956,615
180 Life Sciences Corp. *	348,908	73,201
2seventy bio, Inc. *	41,139	211,454
4D Molecular Therapeutics, Inc. *	16,081	277,397
89bio, Inc. *	29,991	296,911
Aadi Bioscience, Inc. *	8,294	15,261
AbbVie, Inc.	790,468	129,952,939
Abeona Therapeutics, Inc. *	8,850	36,020
Absci Corp. *	23,263	92,121
ACADIA Pharmaceuticals, Inc. *	55,262	1,431,838
ACELYRIN, Inc. *	13,426	102,306
Achieve Life Sciences, Inc. *	8,279	40,815
Aclaris Therapeutics, Inc. *	25,691	29,802
Acrivon Therapeutics, Inc. *	3,170	11,571
Actinium Pharmaceuticals, Inc. *	12,526	67,390
Acumen Pharmaceuticals, Inc. *	9,845	31,307
Adaptive Biotechnologies Corp. *	49,118	180,263
ADMA Biologics, Inc. *	83,730	434,559
Adverum Biotechnologies, Inc. *	36,413	38,234
Aerovate Therapeutics, Inc. *	3,663	70,733
Agenus, Inc. *	140,185	93,531
Agilent Technologies, Inc.	130,820	17,019,682
Agios Pharmaceuticals, Inc. *	24,055	544,124
Akebia Therapeutics, Inc. *	79,804	134,071
Akero Therapeutics, Inc. *	24,455	528,473
Akoya Biosciences, Inc. *	7,848	39,868
Alaunos Therapeutics, Inc. *	110,297	18,596
Aldeyra Therapeutics, Inc. *	19,049	59,623
Alector, Inc. *	26,074	155,401
Aligos Therapeutics, Inc. *	31,383	21,654
Alkermes PLC *	75,777	2,049,768
Allakos, Inc. *	29,756	37,790
Allogene Therapeutics, Inc. *	51,083	179,812
Allovir, Inc. *	57,055	41,080
Alnylam Pharmaceuticals, Inc. *	56,355	9,744,343
Alpine Immune Sciences, Inc. *	19,470	518,097
Altimmune, Inc. *	20,396	192,538
ALX Oncology Holdings, Inc. *	10,211	147,141
Amgen, Inc.	239,610	75,299,839
Amicus Therapeutics, Inc. *	121,964	1,516,013
Amneal Pharmaceuticals, Inc. *	45,474	243,286
Amphastar Pharmaceuticals, Inc. *	16,418	876,064
Amylyx Pharmaceuticals, Inc. *	17,199	275,184
AN2 Therapeutics, Inc. *	8,550	165,015
AnaptysBio, Inc. *	7,265	171,454
Anavex Life Sciences Corp. *(a)	36,218	216,221
ANI Pharmaceuticals, Inc. *	7,569	422,502
Anika Therapeutics, Inc. *	5,811	136,675
Anixa Biosciences, Inc. *	12,785	58,044
Annexon, Inc. *	19,332	80,324
Annovis Bio, Inc. *(a)	2,061	22,774
Apellis Pharmaceuticals, Inc. *	46,296	2,930,074
Apogee Therapeutics, Inc. *	9,804	328,434
Applied Therapeutics, Inc. *	24,504	76,698
AquaBounty Technologies, Inc. *	2,202	5,681
Aquestive Therapeutics, Inc. *	19,078	45,596
Arbutus Biopharma Corp. *	50,681	120,114
ARCA biopharma, Inc. *	14,988	23,831
Arcellx, Inc. *	14,711	909,728
Arcturus Therapeutics Holdings, Inc. *	10,133	334,085
Arcus Biosciences, Inc. *	21,937	332,126
Arcutis Biotherapeutics, Inc. *	37,499	220,119
Ardelyx, Inc. *	111,347	972,059
Arrowhead Pharmaceuticals, Inc. *	54,599	1,752,628
ARS Pharmaceuticals, Inc. *	16,170	100,416
Arvinas, Inc. *	24,238	1,005,877

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assembly Biosciences, Inc. *	32,452	30,508
Assertio Holdings, Inc. *	40,135	35,423
Astria Therapeutics, Inc. *	9,822	127,981
Atara Biotherapeutics, Inc. *	41,098	25,629
Atea Pharmaceuticals, Inc. *	33,404	138,961
Atossa Therapeutics, Inc. *	45,962	39,252
Atreca, Inc., Class A *	22,959	6,750
aTyr Pharma, Inc. *	26,689	42,569
Aura Biosciences, Inc. *	25,362	195,287
Avantor, Inc. *	302,087	6,944,980
Avid Bioservices, Inc. *	27,120	183,602
Avidity Biosciences, Inc. *	31,152	380,989
Avita Medical, Inc. *	10,054	168,505
Avrobio, Inc. *	9,797	12,344
Axsome Therapeutics, Inc. *	17,254	1,553,378
Azenta, Inc. *	26,231	1,710,261
Beam Therapeutics, Inc. *	31,404	766,258
BioAtla, Inc. *	18,434	35,301
BioCryst Pharmaceuticals, Inc. *	103,077	546,308
Biogen, Inc. *	65,007	16,034,627
Biohaven Ltd. *	30,282	1,346,943
BioLife Solutions, Inc. *	14,953	254,201
BioMarin Pharmaceutical, Inc. *	83,852	7,385,684
Biomea Fusion, Inc. *(a)	9,488	171,543
Bionano Genomics, Inc. *(a)	27,990	33,028
Biora Therapeutics, Inc. *	8,398	7,894
Bio-Rad Laboratories, Inc., Class A *	9,502	3,049,097
Biote Corp., Class A *	7,115	26,966
Bio-Techne Corp.	70,601	4,964,662
Bioxcel Therapeutics, Inc. *(a)	21,785	70,148
Black Diamond Therapeutics, Inc. *	14,484	55,619
Bluebird Bio, Inc. *	47,349	48,296
Blueprint Medicines Corp. *	27,519	2,188,586
Bolt Biotherapeutics, Inc. *	3,417	3,451
Bridgebio Pharma, Inc. *	57,654	1,976,956
Bright Green Corp. *	28,510	5,691
Bristol-Myers Squibb Co.	911,004	44,520,765
Bruker Corp.	41,714	2,982,968
C4 Therapeutics, Inc. *	21,536	133,092
Cabaletta Bio, Inc. *	16,585	339,661
Capricor Therapeutics, Inc. *	13,479	54,455
Cardiff Oncology, Inc. *	16,399	25,582
CareDx, Inc. *	22,269	190,623
Cargo Therapeutics, Inc. *	10,982	241,714
Caribou Biosciences, Inc. *	40,353	247,364
Carisma Therapeutics, Inc. (a)	11,791	24,761
Cartesian Therapeutics, Inc. *	59,796	43,053
Cassava Sciences, Inc. *(a)	17,259	413,353
Catalent, Inc. *	80,415	4,152,631
Catalyst Pharmaceuticals, Inc. *	49,175	708,120
Celcuity, Inc. *	4,926	74,383
Celldex Therapeutics, Inc. *	23,791	837,919
CEL-SCI Corp. *(a)	16,481	47,300
Cerevel Therapeutics Holdings, Inc. *	38,421	1,609,840
Champions Oncology, Inc. *	6,854	39,822
Charles River Laboratories International, Inc. *	23,021	4,978,982
ChromaDex Corp. *	24,667	36,014
Cibus, Inc. *	7,726	129,410
Cidara Therapeutics, Inc. *	26,814	17,193
Citius Pharmaceuticals, Inc. *	76,073	47,241
Clearside Biomedical, Inc. *	20,216	25,270
Clene, Inc. *	25,692	12,692
Codexis, Inc. *	45,863	120,620
Cogent Biosciences, Inc. *	35,766	158,443
Cognition Therapeutics, Inc. *	11,965	27,161
Coherus Biosciences, Inc. *	35,313	75,923
Collegium Pharmaceutical, Inc. *	14,303	471,427
Compass Therapeutics, Inc. *	42,767	55,597
SECURITY	NUMBER OF SHARES	VALUE ($)
Corbus Pharmaceuticals Holdings, Inc. *	3,313	87,761
Corcept Therapeutics, Inc. *	42,109	888,500
CorMedix, Inc. *	22,604	66,682
Corvus Pharmaceuticals, Inc. *	15,668	31,336
Crinetics Pharmaceuticals, Inc. *	24,945	909,994
CRISPR Therapeutics AG *	35,651	2,244,230
CryoPort, Inc. *	20,286	294,350
Cue Biopharma, Inc. *	17,072	45,070
Cullinan Oncology, Inc. *	20,998	317,910
Curis, Inc. *	2,854	28,255
Cymabay Therapeutics, Inc. *	50,027	1,176,135
Cyteir Therapeutics, Inc. *	15,972	49,513
Cytek Biosciences, Inc. *	46,745	352,925
Cytokinetics, Inc. *	44,692	3,491,786
CytomX Therapeutics, Inc. *	24,817	37,970
Danaher Corp.	294,441	70,639,340
Dare Bioscience, Inc. *	30,532	9,923
Day One Biopharmaceuticals, Inc. *	25,478	383,444
Deciphera Pharmaceuticals, Inc. *	24,491	350,711
Denali Therapeutics, Inc. *	55,676	891,373
DermTech, Inc. *	11,512	13,814
DiaMedica Therapeutics, Inc. *	13,251	37,368
Dianthus Therapeutics, Inc. *	1,710	32,490
Disc Medicine, Inc. *	5,436	357,417
Dyadic International, Inc. *	16,336	21,237
Dynavax Technologies Corp. *	58,800	759,696
Dyne Therapeutics, Inc. *	22,402	479,403
Edgewise Therapeutics, Inc. *	18,744	334,206
Editas Medicine, Inc. *	38,967	273,938
Eiger BioPharmaceuticals Inc *	1,114	7,252
Elanco Animal Health, Inc. *	221,655	3,267,195
Eledon Pharmaceuticals, Inc. *	14,987	26,677
Eli Lilly & Co.	357,021	230,496,328
Elicio Operating Co., Inc. *	2,363	10,397
Emergent BioSolutions, Inc. *	43,373	72,433
Enanta Pharmaceuticals, Inc. *	8,668	105,316
Enliven Therapeutics, Inc. *(a)	8,344	131,001
Entrada Therapeutics, Inc. *(a)	7,643	111,359
Erasca, Inc. *	37,301	62,293
Esperion Therapeutics, Inc. *(a)	57,991	124,101
Eton Pharmaceuticals, Inc. *	13,239	61,826
Evolus, Inc. *	17,279	219,271
Exact Sciences Corp. *	81,510	5,330,754
Exelixis, Inc. *	139,608	3,037,870
Eyenovia, Inc. *	12,362	22,499
EyePoint Pharmaceuticals, Inc. *	16,619	447,550
Fate Therapeutics, Inc. *	38,651	238,090
Foghorn Therapeutics, Inc. *	8,974	28,537
Fortrea Holdings, Inc. *	41,466	1,283,787
Fulcrum Therapeutics, Inc. *	24,485	176,782
G1 Therapeutics, Inc. *	21,516	84,988
Gain Therapeutics, Inc. *	7,043	27,256
Galectin Therapeutics, Inc. *	17,413	29,428
Galecto, Inc. *	15,761	9,781
Genelux Corp. *	9,191	97,241
Generation Bio Co. *	24,023	45,163
Geron Corp. *	235,465	433,256
Gilead Sciences, Inc.	557,879	43,659,611
GlycoMimetics, Inc. *	22,361	67,083
Gossamer Bio, Inc. *	156,778	131,694
Graphite Bio, Inc. *	17,740	48,253
Greenwich Lifesciences, Inc. *	2,671	23,077
Gritstone bio, Inc. *	66,565	159,090
Gyre Therapeutics, Inc. *(a)	6,662	82,409
Halozyme Therapeutics, Inc. *	58,977	1,996,371
Harmony Biosciences Holdings, Inc. *	16,728	527,601
Harpoon Therapeutics, Inc. *	11,401	254,584
Harrow, Inc. *	12,577	119,859

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Harvard Bioscience, Inc. *	14,274	62,806
Heron Therapeutics, Inc. *	51,211	123,419
HilleVax, Inc. *	13,917	197,204
Homology Medicines, Inc. *	21,971	14,721
Hookipa Pharma, Inc. *	36,285	22,537
Humacyte, Inc. *(a)	22,996	76,347
Icosavax, Inc. *	19,201	293,967
Ideaya Biosciences, Inc. *	29,165	1,269,552
IGM Biosciences, Inc. *(a)	4,577	48,150
Ikena Oncology, Inc. *	12,066	16,168
Illumina, Inc. *	71,312	10,198,329
Immuneering Corp., Class A *	8,677	50,934
Immunic, Inc. *(a)	25,000	29,750
ImmunityBio, Inc. *(a)	60,586	203,569
ImmunoGen, Inc. *	107,613	3,155,213
Immunome, Inc. *(a)	14,246	236,056
Immunovant, Inc. *	26,185	953,396
IN8bio, Inc. *	13,105	17,037
Incyte Corp. *	83,402	4,901,536
Inhibrx, Inc. *	13,459	518,575
Inmune Bio, Inc. *	5,159	61,547
Innoviva, Inc. *	24,927	403,817
Inovio Pharmaceuticals Inc *	11,075	59,694
Inozyme Pharma, Inc. *	10,879	59,834
Insmed, Inc. *	63,877	1,775,781
Instil Bio, Inc. *	2,981	35,176
Intellia Therapeutics, Inc. *	41,185	981,027
Intra-Cellular Therapies, Inc. *	40,371	2,718,583
Invivyd, Inc. *	24,069	114,809
Ionis Pharmaceuticals, Inc. *	64,524	3,315,888
Iovance Biotherapeutics, Inc. *	96,581	746,571
IQVIA Holdings, Inc. *	82,096	17,094,850
Ironwood Pharmaceuticals, Inc., Class A *	56,987	808,646
iTeos Therapeutics, Inc. *	10,503	104,505
Janux Therapeutics, Inc. *	6,583	56,350
Jasper Therapeutics Inc *	3,689	43,456
Jazz Pharmaceuticals PLC *	28,508	3,498,502
Johnson & Johnson	1,077,789	171,260,672
KalVista Pharmaceuticals, Inc. *	8,852	139,596
Karuna Therapeutics, Inc. *	16,039	5,026,943
Karyopharm Therapeutics, Inc. *	51,000	38,276
Keros Therapeutics, Inc. *	10,741	594,622
Kezar Life Sciences, Inc. *	63,358	62,693
Kineta, Inc. *	8,000	20,640
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	225,770
Kinnate Biopharma, Inc. *	9,080	21,520
Kodiak Sciences, Inc. *	15,730	63,077
Korro Bio, Inc. *(a)	3,147	159,899
Kronos Bio, Inc. *	16,500	18,645
Krystal Biotech, Inc. *	10,641	1,183,811
Kura Oncology, Inc. *	36,794	741,031
Kymera Therapeutics, Inc. *	16,569	543,132
Lantern Pharma, Inc. *	657	2,773
Larimar Therapeutics, Inc. *	15,137	87,643
Lexeo Therapeutics, Inc. *	4,200	71,988
Lexicon Pharmaceuticals, Inc. *(a)	46,637	87,211
Lifecore Biomedical, Inc. *	10,427	68,088
Ligand Pharmaceuticals, Inc. *	7,105	519,375
Lineage Cell Therapeutics, Inc. *	68,183	63,417
Lipocine, Inc. *	2,942	11,474
Liquidia Corp. *	20,793	265,735
Longboard Pharmaceuticals, Inc. *	11,164	237,123
Lyell Immunopharma, Inc. *	61,098	111,809
Lyra Therapeutics, Inc. *	9,060	41,223
MacroGenics, Inc. *	24,123	344,959
Madrigal Pharmaceuticals, Inc. *	6,755	1,463,876
MannKind Corp. *	113,573	379,334
SECURITY	NUMBER OF SHARES	VALUE ($)
Maravai LifeSciences Holdings, Inc., Class A *	48,185	279,473
Marinus Pharmaceuticals, Inc. *	30,501	297,080
MaxCyte, Inc. *	43,954	223,726
MediciNova, Inc. *	17,843	25,159
Medpace Holdings, Inc. *	10,475	3,054,300
MEI Pharma, Inc.	4,822	21,699
Merck & Co., Inc.	1,134,535	137,029,137
Merrimack Pharmaceuticals, Inc. *	5,681	76,125
Mersana Therapeutics, Inc. *	44,571	140,844
Mesa Laboratories, Inc.	2,222	203,580
Mettler-Toledo International, Inc. *	9,720	11,636,687
MiMedx Group, Inc. *	51,298	397,047
Mind Medicine MindMed, Inc. *	18,372	70,916
Mineralys Therapeutics, Inc. *	5,051	55,106
MiNK Therapeutics, Inc. *	1,744	1,509
Mirum Pharmaceuticals, Inc. *	17,908	473,846
Moderna, Inc. *	148,309	14,986,624
Moleculin Biotech, Inc. *	5,479	2,761
Monte Rosa Therapeutics, Inc. *	13,679	72,430
Morphic Holding, Inc. *	17,544	555,969
Mural Oncology PLC *	7,145	31,367
Mustang Bio, Inc. *	5,943	8,558
Myriad Genetics, Inc. *	41,186	880,969
Natera, Inc. *	50,247	3,313,287
Nautilus Biotechnology, Inc. *	22,256	61,872
Nektar Therapeutics, Class A *	99,411	53,911
Neumora Therapeutics, Inc. *(a)	10,690	159,281
Neurocrine Biosciences, Inc. *	43,822	6,125,001
NextCure, Inc. *	10,000	12,200
Nkarta, Inc. *	16,813	151,990
Novavax, Inc. *(a)	53,030	212,120
NRX Pharmaceuticals, Inc. *	43,732	16,181
Nurix Therapeutics, Inc. *	17,851	141,023
Nuvalent, Inc., Class A *	13,827	1,039,376
Nuvation Bio, Inc. *	71,002	115,023
Nuvectis Pharma, Inc. *	2,330	16,986
Ocean Biomedical, Inc. *	6,470	3,676
Ocugen, Inc. *	170,254	91,239
Ocular Therapeutix, Inc. *	36,014	175,028
Ocuphire Pharma, Inc. *	5,599	14,669
Olema Pharmaceuticals, Inc. *	26,228	342,013
Omega Therapeutics, Inc. *(a)	9,399	34,306
Omeros Corp. *(a)	26,846	86,981
OmniAb, Inc. *	48,133	279,171
Oncternal Therapeutics Inc *	1,612	15,754
Optinose, Inc. *	36,174	45,579
Oragenics, Inc. *	1,680	3,864
Organogenesis Holdings, Inc., Class A *	29,326	96,776
Organon & Co.	112,824	1,878,520
ORIC Pharmaceuticals, Inc. *	16,653	183,016
Ovid therapeutics, Inc. *	26,321	101,862
Pacific Biosciences of California, Inc. *	113,781	740,714
Pacira BioSciences, Inc. *	19,757	643,881
Palatin Technologies, Inc. *	5,171	21,770
Passage Bio, Inc. *	7,891	7,733
PDS Biotechnology Corp. *(a)	13,278	71,037
PepGen, Inc. *	4,814	48,284
Perrigo Co. PLC	61,521	1,973,594
Personalis, Inc. *	22,941	30,741
Perspective Therapeutics, Inc. *	116,009	93,956
Pfizer, Inc.	2,528,017	68,458,700
PharmaCyte Biotech, Inc. *	5,947	13,024
Phathom Pharmaceuticals, Inc. *	11,258	75,429
Phibro Animal Health Corp., Class A	8,185	88,480
Pliant Therapeutics, Inc. *	25,045	448,806
Poseida Therapeutics, Inc., Class A *	19,911	68,494

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Praxis Precision Medicines, Inc. *	4,126	180,017
Precigen, Inc. *	67,713	93,444
Prelude Therapeutics, Inc. *	7,515	24,649
Prestige Consumer Healthcare, Inc. *	23,185	1,426,805
Prime Medicine, Inc. *(a)	18,724	118,897
ProKidney Corp. *(a)	17,259	22,609
ProPhase Labs, Inc. *	5,896	28,596
Protagonist Therapeutics, Inc. *	28,025	700,905
Prothena Corp. PLC *	17,365	492,992
PTC Therapeutics, Inc. *	35,678	930,839
Puma Biotechnology, Inc. *	19,453	91,429
Pyxis Oncology, Inc. *	6,524	24,856
Quanterix Corp. *	14,993	331,195
Quantum-Si, Inc. *	32,018	49,948
Quince Therapeutics, Inc. *	11,013	13,656
Rallybio Corp. *	7,128	9,623
Rapid Micro Biosystems, Inc., Class A *	6,797	6,492
RAPT Therapeutics, Inc. *	15,769	390,283
RayzeBio, Inc. *	9,432	585,727
Recursion Pharmaceuticals, Inc., Class A *	69,639	655,303
Regeneron Pharmaceuticals, Inc. *	47,964	45,219,500
REGENXBIO, Inc. *	16,406	202,122
Regulus Therapeutics, Inc. *	9,113	11,574
Relay Therapeutics, Inc. *	46,087	426,305
Relmada Therapeutics, Inc. *	12,505	49,145
Reneo Pharmaceuticals, Inc. *	7,425	12,177
RenovoRx, Inc. *	49,232	73,848
Repligen Corp. *	23,341	4,420,785
Replimune Group, Inc. *	24,096	186,985
Revance Therapeutics, Inc. *	36,568	183,937
Reviva Pharmaceuticals Holdings, Inc. *	4,892	18,981
REVOLUTION Medicines, Inc. *	59,315	1,645,991
Revvity, Inc.	54,597	5,851,706
Rezolute, Inc. *	13,757	15,133
Rhythm Pharmaceuticals, Inc. *	22,511	992,960
Rigel Pharmaceuticals, Inc. *	65,618	76,773
Rocket Pharmaceuticals, Inc. *	31,234	897,353
Roivant Sciences Ltd. *	151,710	1,517,100
Royalty Pharma PLC, Class A	172,633	4,901,051
SAB Biotherapeutics Inc *	1,624	9,743
Sage Therapeutics, Inc. *	22,552	578,233
Sana Biotechnology, Inc. *	38,121	209,284
Sangamo Therapeutics, Inc. *	80,106	36,608
Sarepta Therapeutics, Inc. *	41,883	4,983,658
Savara, Inc. *	40,048	197,837
Scholar Rock Holding Corp. *	22,419	312,745
Scilex Holding Co. *(b)	30,357	44,989
scPharmaceuticals, Inc. *	7,807	38,254
SCYNEXIS, Inc. *	8,875	18,283
Seer, Inc., Class A *	17,867	30,731
SELLAS Life Sciences Group, Inc. *(a)	16,238	10,392
Sera Prognostics, Inc., Class A *	12,000	84,000
Shattuck Labs, Inc. *	20,881	197,117
SIGA Technologies, Inc.	17,097	83,433
Societal CDMO, Inc. *	37,047	12,255
Soleno Therapeutics, Inc. *	7,195	333,488
Solid Biosciences, Inc. *	4,276	29,462
Sotera Health Co. *	43,614	641,998
Spero Therapeutics, Inc. *	28,565	43,419
SpringWorks Therapeutics, Inc. *	27,758	1,224,961
Spruce Biosciences, Inc. *	15,289	55,958
Standard BioTools, Inc. *	111,585	253,298
Stoke Therapeutics, Inc. *	12,708	61,507
Summit Therapeutics, Inc. *(a)	46,158	180,939
Supernus Pharmaceuticals, Inc. *	23,188	641,844
SECURITY	NUMBER OF SHARES	VALUE ($)
Sutro Biopharma, Inc. *	23,381	101,474
Syndax Pharmaceuticals, Inc. *	33,896	694,529
Syros Pharmaceuticals, Inc. *	4,670	33,344
Talphera Inc *	6,381	6,636
Tango Therapeutics, Inc. *	18,079	212,428
Tarsus Pharmaceuticals, Inc. *	14,660	399,338
Taysha Gene Therapies, Inc. *	16,140	24,533
Tenaya Therapeutics, Inc. *	14,896	62,638
Terns Pharmaceuticals, Inc. *	16,643	86,211
TG Therapeutics, Inc. *	60,796	987,327
TherapeuticsMD, Inc. *	7,060	15,956
Theravance Biopharma, Inc. *	21,449	203,337
Theriva Biologics, Inc. *	13,566	6,783
Thermo Fisher Scientific, Inc.	172,987	93,236,533
Theseus Pharmaceuticals, Inc. *	9,940	40,356
Third Harmonic Bio, Inc. *(a)	5,232	45,361
Tourmaline Bio, Inc.	6,869	229,356
Travere Therapeutics, Inc. *	29,285	261,515
Trevi Therapeutics, Inc. *	12,557	17,831
TScan Therapeutics, Inc. *	22,104	112,951
Twist Bioscience Corp. *	25,495	826,038
Tyra Biosciences, Inc. *	6,880	92,192
Ultragenyx Pharmaceutical, Inc. *	37,627	1,659,727
uniQure NV *	18,083	100,541
United Therapeutics Corp. *	20,890	4,486,754
UNITY Biotechnology, Inc. *	4,595	7,949
Vanda Pharmaceuticals, Inc. *	24,287	87,433
Vaxart, Inc. *	153,547	181,185
Vaxcyte, Inc. *	39,128	2,794,522
Vaxxinity, Inc., Class A *	22,917	16,271
Vera Therapeutics, Inc., Class A *	19,962	727,016
Veracyte, Inc. *	34,001	850,705
Verastem, Inc. *	7,159	84,118
Vericel Corp. *	20,027	860,760
Verrica Pharmaceuticals, Inc. *(a)	7,637	43,149
Vertex Pharmaceuticals, Inc. *	115,370	49,999,051
Verve Therapeutics, Inc. *	18,886	204,347
Viatris, Inc.	536,223	6,311,345
Vigil Neuroscience, Inc. *	5,235	14,239
Viking Therapeutics, Inc. *	44,820	1,081,955
Vir Biotechnology, Inc. *	41,660	391,604
Viridian Therapeutics, Inc. *	23,657	455,397
Vistagen Therapeutics, Inc. *	23,302	111,384
Vor BioPharma, Inc. *	17,792	40,922
Voyager Therapeutics, Inc. *	12,446	90,482
Waters Corp. *	26,567	8,440,602
WaVe Life Sciences Ltd. *	29,975	129,492
Werewolf Therapeutics, Inc. *	6,982	32,327
West Pharmaceutical Services, Inc.	33,069	12,335,729
X4 Pharmaceuticals, Inc. *	42,386	33,120
XBiotech, Inc. *	10,477	48,089
Xencor, Inc. *	25,852	483,432
Xeris Biopharma Holdings, Inc. *	60,840	149,666
Xilio Therapeutics, Inc. *	11,925	7,751
XOMA Corp. *	2,843	56,775
Y-mAbs Therapeutics, Inc. *	14,556	186,171
Zentalis Pharmaceuticals, Inc. *	24,484	290,135
Zevra Therapeutics, Inc. *	11,139	64,495
Zoetis, Inc.	205,621	38,617,680
Zura Bio Ltd., Class A *	5,513	15,712
		1,555,182,830

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	9,415	27,398
AMREP Corp. *	2,361	48,117
Anywhere Real Estate, Inc. *	48,041	342,052
CBRE Group, Inc., Class A *	137,040	11,827,922
Compass, Inc., Class A *	148,596	511,170

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CoStar Group, Inc. *	182,409	15,227,503
Cushman & Wakefield PLC *	70,899	745,858
DigitalBridge Group, Inc.	63,571	1,248,534
Doma Holdings, Inc. *	1,501	6,229
Douglas Elliman, Inc.	28,072	60,636
eXp World Holdings, Inc.	38,506	476,704
Fathom Holdings, Inc. *	2,686	6,446
Forestar Group, Inc. *	9,724	303,972
FRP Holdings, Inc. *	2,978	173,022
Howard Hughes Holdings, Inc. *	14,474	1,159,078
InterGroup Corp. *	1,138	27,267
Jones Lang LaSalle, Inc. *	21,132	3,741,632
Kennedy-Wilson Holdings, Inc.	52,161	545,083
Marcus & Millichap, Inc.	11,056	421,123
Maui Land & Pineapple Co., Inc. *	3,498	69,260
Newmark Group, Inc., Class A	53,804	546,111
Offerpad Solutions, Inc. *(a)	8,794	81,960
Opendoor Technologies, Inc. *	251,531	860,236
Rafael Holdings, Inc., Class B *	1,046	1,893
RE/MAX Holdings, Inc., Class A	6,967	74,756
Redfin Corp. *	46,168	376,731
RMR Group, Inc., Class A	6,145	160,323
Seritage Growth Properties, Class A *	16,651	152,357
St. Joe Co.	15,558	858,802
Star Holdings *	6,000	69,540
Stratus Properties, Inc. *	3,398	78,154
Tejon Ranch Co. *	11,108	175,284
Zillow Group, Inc., Class C *	94,624	5,378,428
		45,783,581

Semiconductors & Semiconductor Equipment 7.9%
ACM Research, Inc., Class A *	22,189	382,095
Advanced Micro Devices, Inc. *	723,370	121,301,915
Aehr Test Systems *	11,116	165,073
Allegro MicroSystems, Inc. *	33,142	859,703
Alpha & Omega Semiconductor Ltd. *	9,994	256,446
Ambarella, Inc. *	16,219	852,471
Amkor Technology, Inc.	45,775	1,449,237
Amtech Systems, Inc. *	6,347	25,896
Analog Devices, Inc.	223,106	42,916,670
Applied Materials, Inc.	374,534	61,535,936
Atomera, Inc. *(a)	12,488	98,156
Axcelis Technologies, Inc. *	14,904	1,938,265
AXT, Inc. *	15,887	39,082
Broadcom, Inc.	196,524	231,898,320
CEVA, Inc. *	10,247	196,742
Cirrus Logic, Inc. *	23,648	1,825,626
Cohu, Inc. *	20,047	638,697
Credo Technology Group Holding Ltd. *	55,656	1,141,505
CVD Equipment Corp. *	3,009	14,955
Diodes, Inc. *	20,897	1,406,786
Enphase Energy, Inc. *	60,998	6,351,722
Entegris, Inc.	67,537	7,949,105
Everspin Technologies, Inc. *	8,698	74,281
First Solar, Inc. *	47,611	6,965,489
FormFactor, Inc. *	35,591	1,379,863
GSI Technology, Inc. *	8,052	15,943
Ichor Holdings Ltd. *	12,049	436,174
Impinj, Inc. *	10,626	1,030,510
indie Semiconductor, Inc., Class A *	56,060	340,284
Intel Corp.	1,887,591	81,317,420
inTEST Corp. *	4,591	54,771
KLA Corp.	60,885	36,168,125
Kopin Corp. *	40,189	71,938
Kulicke & Soffa Industries, Inc.	25,768	1,296,646
Lam Research Corp.	59,006	48,689,981
Lattice Semiconductor Corp. *	61,553	3,746,116
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	24,206	2,087,283
Marvell Technology, Inc.	385,589	26,104,375
MaxLinear, Inc. *	36,453	758,951
Meta Materials Inc *	3,939	15,045
Microchip Technology, Inc.	242,794	20,681,193
Micron Technology, Inc.	491,613	42,155,815
MKS Instruments, Inc.	28,534	3,037,444
Monolithic Power Systems, Inc.	21,389	12,891,578
Navitas Semiconductor Corp., Class A *	53,865	308,646
NVE Corp.	1,890	151,181
NVIDIA Corp.	1,105,870	680,408,635
NXP Semiconductors NV	115,406	24,301,041
ON Semiconductor Corp. *	192,615	13,700,705
Onto Innovation, Inc. *	21,746	3,511,979
PDF Solutions, Inc. *	12,456	388,627
Photronics, Inc. *	27,001	788,969
Pixelworks, Inc. *	21,959	38,867
Power Integrations, Inc.	25,765	1,931,344
Qorvo, Inc. *	44,053	4,393,846
QUALCOMM, Inc.	498,313	74,004,464
QuickLogic Corp. *	7,578	86,162
Rambus, Inc. *	48,235	3,305,545
Rigetti Computing, Inc. *	30,086	37,307
Semtech Corp. *	32,037	635,614
Silicon Laboratories, Inc. *	14,608	1,802,043
SiTime Corp. *	7,254	773,059
SkyWater Technology, Inc. *	2,749	23,751
Skyworks Solutions, Inc.	71,609	7,480,276
SMART Global Holdings, Inc. *	21,681	426,032
SolarEdge Technologies, Inc. *	25,758	1,712,907
Synaptics, Inc. *	17,731	1,893,848
Teradyne, Inc.	68,185	6,585,989
Texas Instruments, Inc.	406,622	65,108,315
Transphorm, Inc. *	11,592	56,105
Trio-Tech International *	2,059	10,316
Ultra Clean Holdings, Inc. *	21,314	814,195
Universal Display Corp.	19,339	3,283,182
Veeco Instruments, Inc. *	24,931	794,800
Wolfspeed, Inc. *	56,169	1,828,301
		1,673,149,679

Software & Services 12.5%
8x8, Inc. *	46,219	155,296
A10 Networks, Inc.	35,602	475,999
Accenture PLC, Class A	280,995	102,248,461
ACI Worldwide, Inc. *	50,004	1,503,620
Adeia, Inc.	47,028	570,920
Adobe, Inc. *	203,847	125,932,600
Agilysys, Inc. *	8,573	717,646
Akamai Technologies, Inc. *	67,589	8,328,992
Alarm.com Holdings, Inc. *	22,683	1,379,580
Alkami Technology, Inc. *	15,859	390,449
Altair Engineering, Inc., Class A *	24,227	2,059,780
Alteryx, Inc., Class A *	29,431	1,396,795
American Software, Inc., Class A	13,798	156,331
Amplitude, Inc., Class A *	38,091	493,659
ANSYS, Inc. *	38,966	12,774,224
Appfolio, Inc., Class A *	9,364	2,053,151
Appian Corp., Class A *	17,792	580,553
Applied Digital Corp. *(a)	28,011	143,977
AppLovin Corp., Class A *	57,677	2,372,255
Arteris, Inc. *	9,920	61,405
Asana, Inc., Class A *	34,549	601,844
Aspen Technology, Inc. *	12,573	2,413,890
Atlassian Corp., Class A *	69,499	17,358,765
AudioEye, Inc. *	4,308	22,617

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aurora Innovation, Inc. *	362,784	1,084,724
Autodesk, Inc. *	95,849	24,327,435
AvePoint, Inc. *	39,999	307,992
Backblaze, Inc., Class A *	18,678	153,160
Bentley Systems, Inc., Class B	102,478	5,164,891
BigBear.ai Holdings, Inc. *(a)	49,665	80,457
BigCommerce Holdings, Inc. *	27,578	225,588
Bill Holdings, Inc. *	43,753	3,414,922
Blackbaud, Inc. *	19,607	1,586,598
BlackLine, Inc. *	22,134	1,298,823
Blend Labs, Inc., Class A *	73,956	201,900
Box, Inc., Class A *	65,647	1,705,509
Braze, Inc., Class A *	22,708	1,227,367
Brightcove, Inc. *	15,409	35,287
C3.ai, Inc., Class A *(a)	40,940	1,014,493
Cadence Design Systems, Inc. *	121,911	35,166,447
Castellum, Inc. *	34,318	10,158
CCC Intelligent Solutions Holdings, Inc. *	110,935	1,219,176
Cerence, Inc. *	17,854	357,437
Cipher Mining, Inc. *(a)	16,000	48,640
Cleanspark, Inc. *	73,985	595,579
Clear Secure, Inc., Class A	40,011	761,409
Clearwater Analytics Holdings, Inc., Class A *	56,204	1,059,445
Cloudflare, Inc., Class A *	132,331	10,460,766
Cognizant Technology Solutions Corp., Class A	224,973	17,349,918
CommVault Systems, Inc. *	19,014	1,743,204
Confluent, Inc., Class A *	98,083	2,193,136
Consensus Cloud Solutions, Inc. *	7,116	154,702
CoreCard Corp. *	2,218	26,838
Couchbase, Inc. *	15,315	382,875
Crowdstrike Holdings, Inc., Class A *	101,210	29,603,925
CS Disco, Inc. *	8,360	68,385
CSP, Inc.	2,909	69,525
Datadog, Inc., Class A *	135,381	16,846,812
Dave, Inc. *	5,855	101,350
DecisionPoint Systems, Inc. *	4,188	27,557
Digimarc Corp. *	5,752	203,736
Digital Turbine, Inc. *	39,598	213,433
DigitalOcean Holdings, Inc. *	24,086	812,180
DocuSign, Inc., Class A *	90,709	5,525,992
Dolby Laboratories, Inc., Class A	26,426	2,198,115
Domo, Inc., Class B *	14,774	160,593
DoubleVerify Holdings, Inc. *	63,042	2,522,310
Dropbox, Inc., Class A *	115,530	3,659,990
D-Wave Quantum, Inc. *	23,310	19,704
DXC Technology Co. *	84,840	1,849,512
Dynatrace, Inc. *	107,139	6,106,923
E2open Parent Holdings, Inc. *	73,998	278,232
Edgio, Inc. *	117,132	30,478
eGain Corp. *	7,634	57,255
Elastic NV *	35,841	4,195,547
Enfusion, Inc., Class A *	18,455	145,795
Envestnet, Inc. *	23,500	1,200,850
EPAM Systems, Inc. *	25,645	7,132,131
Everbridge, Inc. *	16,799	375,626
EverCommerce, Inc. *	12,868	125,334
Fair Isaac Corp. *	11,060	13,259,060
Fastly, Inc., Class A *	55,767	1,122,032
Five9, Inc. *	32,050	2,431,313
Fortinet, Inc. *	285,476	18,410,347
Freshworks, Inc., Class A *	76,129	1,690,064
Gartner, Inc. *	34,798	15,917,997
Gen Digital, Inc.	253,635	5,955,350
Gitlab, Inc., Class A *	38,559	2,741,930
Glimpse Group, Inc. *	1,370	1,576
GoDaddy, Inc., Class A *	63,159	6,736,539
SECURITY	NUMBER OF SHARES	VALUE ($)
Grid Dynamics Holdings, Inc. *	23,721	309,559
Guidewire Software, Inc. *	36,824	4,112,504
Hackett Group, Inc.	9,720	224,726
HashiCorp, Inc., Class A *	50,734	1,109,045
HubSpot, Inc. *	22,518	13,758,498
Informatica, Inc., Class A *	19,115	573,450
Information Services Group, Inc.	16,112	71,215
Instructure Holdings, Inc. *	7,509	184,947
Intapp, Inc. *	13,255	571,025
Intellicheck, Inc. *	12,962	22,165
InterDigital, Inc.	11,325	1,189,691
International Business Machines Corp.	408,822	75,084,249
Intuit, Inc.	125,478	79,218,026
Issuer Direct Corp. *	1,318	19,968
Jamf Holding Corp. *	24,817	460,107
Kaltura, Inc. *	33,164	55,716
Klaviyo, Inc., Class A *(a)	12,810	331,138
Kyndryl Holdings, Inc. *	99,687	2,045,577
LivePerson, Inc. *	34,901	97,723
LiveRamp Holdings, Inc. *	30,335	1,197,626
Manhattan Associates, Inc. *	27,681	6,714,303
Marathon Digital Holdings, Inc. *	99,987	1,772,770
MariaDB PLC *	13,835	2,409
Matterport, Inc. *	104,115	234,259
MeridianLink, Inc. *	8,842	201,156
Microsoft Corp.	3,327,578	1,322,978,461
MicroStrategy, Inc., Class A *	5,570	2,791,740
Mitek Systems, Inc. *	18,641	234,877
Model N, Inc. *	14,577	392,850
MongoDB, Inc., Class A *	31,870	12,764,572
N-able, Inc. *	29,867	387,674
nCino, Inc. *	26,902	846,875
NCR Voyix Corp. *	57,071	838,944
NextNav, Inc. *(a)	23,511	97,806
Nutanix, Inc., Class A *	108,130	6,076,906
Okta, Inc. *	70,378	5,816,742
Olo, Inc., Class A *	44,208	228,555
OMNIQ Corp. *	3,906	2,223
ON24, Inc.	17,135	131,083
OneSpan, Inc. *	14,940	153,284
Oracle Corp.	711,356	79,458,465
PagerDuty, Inc. *	40,603	961,479
Palantir Technologies, Inc., Class A *	864,368	13,907,681
Palo Alto Networks, Inc. *	139,159	47,106,713
Pegasystems, Inc.	19,925	971,144
Perficient, Inc. *	16,274	1,108,748
Porch Group, Inc. *	33,000	77,550
PowerSchool Holdings, Inc., Class A *	25,358	596,927
Procore Technologies, Inc. *	40,101	2,862,810
Progress Software Corp.	20,511	1,165,230
PROS Holdings, Inc. *	18,413	633,775
PTC, Inc. *	53,338	9,635,510
Q2 Holdings, Inc. *	25,051	1,065,920
Qualys, Inc. *	16,495	3,120,359
Quantum Computing, Inc. *	10,216	8,286
Rackspace Technology, Inc. *	28,860	48,485
Rapid7, Inc. *	27,867	1,533,521
Red Violet, Inc. *	5,306	99,116
Rekor Systems, Inc. *	22,007	69,322
ReposiTrak, Inc. (a)	6,299	76,407
Research Solutions, Inc. *	18,069	47,160
Rimini Street, Inc. *	21,843	71,645
RingCentral, Inc., Class A *	37,195	1,260,539
Riot Platforms, Inc. *	92,769	1,011,182
Roper Technologies, Inc.	47,903	25,723,911
Salesforce, Inc. *	435,632	122,451,799
Samsara, Inc., Class A *	72,424	2,274,114

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SecureWorks Corp., Class A *	5,067	34,912
SEMrush Holdings, Inc., Class A *	17,212	198,626
SentinelOne, Inc., Class A *	110,215	2,953,762
ServiceNow, Inc. *	91,783	70,250,708
Smartsheet, Inc., Class A *	61,516	2,766,375
Smith Micro Software, Inc. *	24,721	21,532
Snowflake, Inc., Class A *	147,614	28,879,203
SolarWinds Corp. *	20,785	245,679
SoundHound AI, Inc., Class A *(a)	100,991	167,645
SoundThinking, Inc. *	3,910	80,702
Splunk, Inc. *	69,262	10,622,713
Sprinklr, Inc., Class A *	46,111	575,465
Sprout Social, Inc., Class A *	22,530	1,381,765
SPS Commerce, Inc. *	16,126	2,963,959
Squarespace, Inc., Class A *	24,349	754,819
SRAX, Inc. *(b)	9,789	27
Synopsys, Inc. *	68,124	36,333,935
Telos Corp. *	25,409	102,652
Tenable Holdings, Inc. *	51,702	2,435,164
Teradata Corp. *	44,613	2,060,228
Terawulf, Inc. *(a)	50,627	84,547
Thoughtworks Holding, Inc. *	49,108	229,825
Tucows, Inc., Class A *	4,136	95,624
Twilio, Inc., Class A *	80,179	5,638,989
Tyler Technologies, Inc. *	18,725	7,915,994
UiPath, Inc., Class A *	180,815	4,155,129
Unisys Corp. *	28,890	194,719
Unity Software, Inc. *	108,279	3,508,240
Upland Software, Inc. *	22,775	94,516
Varonis Systems, Inc., Class B *	49,694	2,230,267
Verint Systems, Inc. *	27,662	821,285
VeriSign, Inc. *	39,380	7,831,894
Vertex, Inc., Class A *	20,655	501,090
Viant Technology, Inc., Class A *	10,390	89,042
Weave Communications, Inc. *	12,631	158,393
WM Technology, Inc. *	40,927	33,192
Workday, Inc., Class A *	92,678	26,975,785
Workiva, Inc., Class A *	20,752	1,928,691
Xperi, Inc. *	20,285	216,644
Yext, Inc. *	46,726	277,085
Zeta Global Holdings Corp., Class A *	65,475	633,798
Zoom Video Communications, Inc., Class A *	113,081	7,306,163
Zscaler, Inc. *	39,602	9,333,003
Zuora, Inc., Class A *	53,921	492,838
		2,653,578,049

Technology Hardware & Equipment 7.6%
908 Devices, Inc. *	8,267	58,530
ADTRAN Holdings, Inc.	33,081	207,252
Advanced Energy Industries, Inc.	17,189	1,790,750
AEye, Inc. *	2,266	2,900
Airgain, Inc. *	7,096	29,448
Amphenol Corp., Class A	268,155	27,110,470
Apple, Inc.	6,545,493	1,206,988,909
Applied Optoelectronics, Inc. *	18,315	288,095
Arista Networks, Inc. *	112,822	29,184,795
Arlo Technologies, Inc. *	40,417	358,903
Arrow Electronics, Inc. *	24,597	2,733,957
AstroNova, Inc. *	4,083	71,983
Aviat Networks, Inc. *	4,936	147,241
Avnet, Inc.	41,153	1,864,231
Badger Meter, Inc.	13,065	1,881,229
Bel Fuse, Inc., Class A	1,180	83,933
Bel Fuse, Inc., Class B	4,185	279,809
Belden, Inc.	18,105	1,343,029
Benchmark Electronics, Inc.	14,875	403,410
Boxlight Corp., Class A *	5,871	5,108
SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	27,533	913,545
CDW Corp.	60,218	13,652,625
Ciena Corp. *	66,154	3,506,162
Cisco Systems, Inc.	1,813,512	91,002,032
Clearfield, Inc. *	5,453	137,361
Climb Global Solutions, Inc.	1,603	88,518
Coda Octopus Group, Inc. *	1,343	7,091
Cognex Corp.	75,897	2,742,918
Coherent Corp. *	59,125	2,810,803
CommScope Holding Co., Inc. *	94,667	219,627
CompoSecure, Inc. *	5,277	26,596
Comtech Telecommunications Corp. *	11,741	74,321
Corning, Inc.	344,948	11,207,361
Corsair Gaming, Inc. *	17,044	216,970
CPI Card Group, Inc. *	1,805	32,941
Crane NXT Co.	20,920	1,219,218
CTS Corp.	13,417	550,902
Daktronics, Inc. *	15,645	118,589
Dell Technologies, Inc., Class C	113,464	9,403,896
Diebold Nixdorf, Inc. *	17,287	525,525
Digi International, Inc. *	17,947	436,292
Eastman Kodak Co. *	29,007	100,074
ePlus, Inc. *	12,538	947,121
Evolv Technologies Holdings, Inc. *	31,854	139,202
Extreme Networks, Inc. *	61,060	824,921
F5, Inc. *	26,544	4,876,133
Fabrinet *	16,202	3,459,289
FARO Technologies, Inc. *	8,279	187,437
Focus Universal, Inc. *	10,500	15,960
Frequency Electronics, Inc. *	4,719	48,228
Genasys, Inc. *	20,918	32,841
Harmonic, Inc. *	48,599	568,608
Hewlett Packard Enterprise Co.	573,885	8,774,702
HP, Inc.	391,611	11,243,152
Identiv, Inc. *	8,288	64,812
Immersion Corp.	13,101	89,480
Infinera Corp. *	103,973	513,627
Inseego Corp *	4,205	9,210
Insight Enterprises, Inc. *	12,174	2,249,025
Intevac, Inc. *	11,887	49,093
IonQ, Inc. *(a)	74,268	762,732
IPG Photonics Corp. *	13,349	1,306,734
Iteris, Inc. *	21,639	104,300
Itron, Inc. *	20,969	1,512,704
Jabil, Inc.	57,235	7,170,973
Juniper Networks, Inc.	141,821	5,241,704
Key Tronic Corp. *	4,943	21,057
Keysight Technologies, Inc. *	79,838	12,235,972
Kimball Electronics, Inc. *	10,963	260,700
Knowles Corp. *	40,205	655,744
KVH Industries, Inc. *	5,414	26,366
Lantronix, Inc. *	11,128	67,658
LightPath Technologies, Inc., Class A *	24,173	33,117
Lightwave Logic, Inc. *(a)	49,166	211,905
Littelfuse, Inc.	11,080	2,680,252
Lumentum Holdings, Inc. *	29,766	1,635,344
Luna Innovations, Inc. *	15,596	111,823
Methode Electronics, Inc.	15,172	314,971
MicroVision, Inc. *(a)	76,762	182,694
Mirion Technologies, Inc., Class A *	82,287	777,612
Motorola Solutions, Inc.	74,229	23,716,166
Movano, Inc. *	16,747	10,316
Movella Holdings, Inc. *	14,710	5,193
M-Tron Industries, Inc. *	2,643	80,426
Napco Security Technologies, Inc.	12,442	432,360
Neonode, Inc. *	4,440	7,592
NetApp, Inc.	93,570	8,159,304

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NETGEAR, Inc. *	13,065	185,523
NetScout Systems, Inc. *	32,036	689,094
nLight, Inc. *	20,404	264,844
Novanta, Inc. *	15,969	2,468,009
One Stop Systems, Inc. *	12,911	26,984
OSI Systems, Inc. *	7,329	938,332
Ouster, Inc. *(a)	11,961	62,436
PAR Technology Corp. *	12,016	547,209
PC Connection, Inc.	4,459	287,650
Plexus Corp. *	12,143	1,150,185
Powerfleet, Inc. *	11,361	36,355
Presto Automation, Inc. *	1,038	227
Pure Storage, Inc., Class A *	130,511	5,219,135
Red Cat Holdings, Inc. *	18,398	12,336
Research Frontiers, Inc. *	21,870	22,307
RF Industries Ltd. *	7,044	21,696
Ribbon Communications, Inc. *	38,255	116,295
Richardson Electronics Ltd.	5,554	54,651
Rogers Corp. *	7,252	835,938
Sanmina Corp. *	24,694	1,477,195
ScanSource, Inc. *	10,228	401,551
Seagate Technology Holdings PLC	87,775	7,520,562
SmartRent, Inc. *	88,649	261,515
Sono-Tek Corp. *	2,719	15,036
Super Micro Computer, Inc. *	20,813	11,022,773
TD SYNNEX Corp.	25,712	2,570,686
TE Connectivity Ltd.	139,417	19,823,703
Teledyne Technologies, Inc. *	21,166	8,857,336
TransAct Technologies, Inc. *	3,397	26,021
Trimble, Inc. *	111,022	5,646,579
TTM Technologies, Inc. *	50,171	697,879
Turtle Beach Corp. *	6,086	69,198
Ubiquiti, Inc.	1,828	229,853
Viasat, Inc. *	32,706	727,054
Viavi Solutions, Inc. *	96,616	949,735
Vishay Intertechnology, Inc.	59,167	1,285,699
Vishay Precision Group, Inc. *	5,394	171,961
Vontier Corp.	69,566	2,406,288
Vuzix Corp. *(a)	26,677	44,551
Western Digital Corp. *	145,804	8,347,279
Wrap Technologies, Inc. *(a)	21,515	81,542
Xerox Holdings Corp.	48,642	897,931
Zebra Technologies Corp., Class A *	22,948	5,497,193
		1,607,614,235

Telecommunication Services 0.9%
Anterix, Inc. *	8,567	255,468
AST SpaceMobile, Inc., Class A *	49,621	142,412
AT&T, Inc.	3,201,213	56,629,458
ATN International, Inc.	5,256	193,946
Bandwidth, Inc., Class A *	15,306	211,835
Cogent Communications Holdings, Inc.	18,826	1,453,367
Consolidated Communications Holdings, Inc. *	28,849	125,205
EchoStar Corp., Class A *	53,476	716,044
Frontier Communications Parent, Inc. *	99,705	2,455,734
GCI Liberty, Inc. *(b)	35,715	0
Globalstar, Inc. *	306,760	487,748
Gogo, Inc. *	27,853	246,499
IDT Corp., Class B *	8,928	308,730
Iridium Communications, Inc.	54,138	1,963,044
Liberty Global Ltd., Class C *	160,000	3,350,400
Liberty Latin America Ltd., Class C *	78,742	560,643
Lumen Technologies, Inc. *	466,434	569,050
NII Holdings, Inc. Escrow *(b)	28,127	16,876
Ooma, Inc. *	9,711	105,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenandoah Telecommunications Co.	21,835	447,399
Spok Holdings, Inc.	9,849	163,100
SurgePays, Inc. *(a)	2,477	17,339
Telephone & Data Systems, Inc.	46,178	887,079
Tingo Group, Inc. *(a)(b)	61,490	10,607
T-Mobile U.S., Inc.	227,822	36,731,741
U.S. Cellular Corp. *	5,896	261,782
Verizon Communications, Inc.	1,882,264	79,713,881
		188,024,460

Transportation 1.7%
Air Transport Services Group, Inc. *	23,833	369,173
Alaska Air Group, Inc. *	57,126	2,046,825
Allegiant Travel Co.	6,715	526,456
American Airlines Group, Inc. *	290,426	4,132,762
ArcBest Corp.	10,461	1,246,219
Avis Budget Group, Inc.	8,421	1,378,602
Blade Air Mobility, Inc. *	26,008	77,504
CH Robinson Worldwide, Inc.	52,132	4,383,780
Covenant Logistics Group, Inc., Class A	3,394	164,066
CSX Corp.	884,755	31,585,754
Daseke, Inc. *	19,052	155,083
Delta Air Lines, Inc.	287,986	11,271,772
Eagle Bulk Shipping, Inc.	3,810	210,045
Expeditors International of Washington, Inc.	64,922	8,201,596
FedEx Corp.	103,561	24,988,234
Forward Air Corp.	12,561	556,829
Frontier Group Holdings, Inc. *	16,091	78,363
FTAI Infrastructure, Inc.	43,117	183,678
Genco Shipping & Trading Ltd.	21,083	369,796
GXO Logistics, Inc. *	52,892	2,876,267
Hawaiian Holdings, Inc. *	23,476	334,533
Heartland Express, Inc.	26,008	336,804
Hertz Global Holdings, Inc. *	58,859	491,473
Hub Group, Inc., Class A *	27,438	1,242,393
JB Hunt Transport Services, Inc.	36,624	7,360,692
JetBlue Airways Corp. *	143,460	761,773
Joby Aviation, Inc. *(a)	158,044	862,920
Kirby Corp. *	25,967	2,042,564
Knight-Swift Transportation Holdings, Inc.	72,797	4,177,092
Landstar System, Inc.	16,229	3,111,424
Lyft, Inc., Class A *	157,186	1,963,253
Marten Transport Ltd.	24,450	452,325
Matson, Inc.	15,481	1,734,336
Mesa Air Group, Inc. *	12,880	11,739
Norfolk Southern Corp.	101,402	23,853,807
Old Dominion Freight Line, Inc.	40,124	15,689,286
PAM Transportation Services, Inc. *	3,071	63,600
Pangaea Logistics Solutions Ltd.	13,298	123,937
Radiant Logistics, Inc. *	16,850	103,459
RXO, Inc. *	54,429	1,132,123
Ryder System, Inc.	19,907	2,260,838
Saia, Inc. *	11,898	5,361,001
Schneider National, Inc., Class B	16,152	396,047
SkyWest, Inc. *	19,023	1,013,165
Southwest Airlines Co.	268,871	8,036,554
Spirit Airlines, Inc. (a)	47,850	300,977
Sun Country Airlines Holdings, Inc. *	20,591	280,244
Surf Air Mobility, Inc. *	48,023	57,147
TuSimple Holdings, Inc., Class A *	61,687	14,213
Uber Technologies, Inc. *	921,346	60,136,253
U-Haul Holding Co. *	4,034	267,293
U-Haul Holding Co. - Non Voting	43,245	2,762,058
Union Pacific Corp.	272,929	66,575,571

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	146,414	6,058,611
United Parcel Service, Inc., Class B	323,817	45,949,632
Universal Logistics Holdings, Inc.	3,300	100,716
Werner Enterprises, Inc.	27,633	1,092,885
XPO, Inc. *	51,085	4,364,702
		365,680,244

Utilities 2.2%
AES Corp.	299,060	4,988,321
ALLETE, Inc.	26,534	1,568,425
Alliant Energy Corp.	113,690	5,532,155
Altus Power, Inc., Class A *	33,848	182,441
Ameren Corp.	117,667	8,186,093
American Electric Power Co., Inc.	235,504	18,402,283
American States Water Co.	16,953	1,264,694
American Water Works Co., Inc.	87,287	10,825,334
Artesian Resources Corp., Class A	5,123	186,989
Atmos Energy Corp.	66,482	7,574,959
Avangrid, Inc.	29,923	909,061
Avista Corp.	35,541	1,208,749
Black Hills Corp.	30,477	1,577,489
Cadiz, Inc. *	22,878	61,999
California Water Service Group	26,419	1,195,988
CenterPoint Energy, Inc.	283,364	7,917,190
Chesapeake Utilities Corp.	9,422	954,260
Clearway Energy, Inc., Class C	49,671	1,204,025
CMS Energy Corp.	129,587	7,407,193
Consolidated Edison, Inc.	154,446	14,039,141
Consolidated Water Co. Ltd.	7,055	225,266
Constellation Energy Corp.	142,895	17,433,190
Dominion Energy, Inc.	374,873	17,139,194
DTE Energy Co.	92,634	9,765,476
Duke Energy Corp.	345,526	33,111,757
Edison International	171,723	11,587,868
Entergy Corp.	94,564	9,433,705
Essential Utilities, Inc.	111,005	3,980,639
Evergy, Inc.	102,259	5,191,689
Eversource Energy	155,735	8,443,952
Exelon Corp.	444,358	15,468,102
FirstEnergy Corp.	231,647	8,496,812
Genie Energy Ltd., Class B	9,550	177,725
Global Water Resources, Inc.	4,694	56,281
Hawaiian Electric Industries, Inc.	54,493	706,774
IDACORP, Inc.	22,760	2,107,121
MGE Energy, Inc.	15,717	1,013,589
Middlesex Water Co.	7,892	441,715
Montauk Renewables, Inc. *	25,936	179,218
National Fuel Gas Co.	40,811	1,924,647
New Jersey Resources Corp.	43,656	1,782,474
NextEra Energy, Inc.	918,592	53,857,049
NiSource, Inc.	184,081	4,780,584
Northwest Natural Holding Co.	17,565	647,446
Northwestern Energy Group, Inc.	27,838	1,339,565
NRG Energy, Inc.	101,223	5,368,868
OGE Energy Corp.	89,795	2,984,786
ONE Gas, Inc.	25,379	1,557,509
Ormat Technologies, Inc.	23,704	1,533,175
Otter Tail Corp.	19,170	1,733,351
PG&E Corp.	955,240	16,114,899
Pinnacle West Capital Corp.	51,371	3,539,462
PNM Resources, Inc.	37,120	1,344,858
Portland General Electric Co.	44,770	1,832,436
PPL Corp.	328,671	8,611,180
Public Service Enterprise Group, Inc.	223,841	12,980,540
Pure Cycle Corp. *	8,445	82,676
RGC Resources, Inc.	3,883	74,204
Sempra	280,943	20,104,281
SJW Group	12,159	723,947
SECURITY	NUMBER OF SHARES	VALUE ($)
Southern Co.	489,015	33,996,323
Southwest Gas Holdings, Inc.	26,424	1,550,560
Spire, Inc.	24,005	1,362,764
Spruce Power Holding Corp. *	8,683	33,430
Sunnova Energy International, Inc. *	50,407	530,282
UGI Corp.	96,071	2,127,012
Unitil Corp.	7,063	335,634
Via Renewables, Inc., Class A	1,312	13,920
Vistra Corp.	150,845	6,189,170
WEC Energy Group, Inc.	140,610	11,355,664
Xcel Energy, Inc.	247,626	14,825,369
York Water Co.	6,196	222,312
		455,607,239
Total Common Stocks (Cost $10,441,719,627)		21,079,655,561

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(b)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(b)	23,364	15,888
F-star Therapeutics, Inc. Agonist CVR *(b)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
IMARA, Inc. CVR *(b)	11,519	3,686
Magenta Therapeutics, Inc. CVR *(b)	27,369	1,341
Miromatrix Medical, Inc. CVR *(b)	11,036	1,545
Pardes Biosciences, Inc. CVR *(b)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(b)	5,234	995
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	4,200
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	7,297
		62,189
Total Rights (Cost $33,224)		62,189

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)(e)	31,916,709	31,916,709
Total Short-Term Investments (Cost $31,916,709)		31,916,709
Total Investments in Securities (Cost $10,473,669,560)		21,111,634,459

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	119	11,637,605	(189,029)
S&P 500 Index, e-mini, expires 03/15/24	270	65,751,750	(332,106)
			(521,135)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,987,622.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$33,371,014	$1,269,699	$—	$—	$6,949,847	$41,590,560	661,007	$160,314

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$15,022,544,689	$—	$—	$15,022,544,689
Equity Real Estate Investment Trusts (REITs)	549,871,340	—	0 *	549,871,340
Health Care Equipment & Services	1,110,454,193	—	0 *	1,110,454,193
Pharmaceuticals, Biotechnology & Life Sciences	1,555,137,841	—	44,989	1,555,182,830
Software & Services	2,653,578,022	—	27	2,653,578,049
Telecommunication Services	187,996,977	—	27,483 *	188,024,460
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	62,189 *	62,189
Short-Term Investments [1]	31,916,709	—	—	31,916,709
Liabilities
Futures Contracts [2]	(521,135)	—	—	(521,135)
Total	$21,110,978,636	$—	$134,688	$21,111,113,324

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.1%
Tesla, Inc. *	207,839	38,926,166

Banks 0.1%
First Citizens BancShares, Inc., Class A	93	140,430
NU Holdings Ltd., Class A *	120,179	1,034,741
		1,175,171

Capital Goods 2.8%
A O Smith Corp.	993	77,067
Advanced Drainage Systems, Inc.	5,107	666,055
Allegion PLC	6,081	753,375
Allison Transmission Holdings, Inc.	679	41,107
Armstrong World Industries, Inc.	924	91,670
Axon Enterprise, Inc. *	5,274	1,313,542
Boeing Co. *	5,650	1,192,376
BWX Technologies, Inc.	1,089	88,732
Caterpillar, Inc.	28,819	8,654,634
ChargePoint Holdings, Inc. *(a)	23,190	44,061
Deere & Co.	18,658	7,343,416
Donaldson Co., Inc.	3,538	228,519
EMCOR Group, Inc.	1,190	271,451
Fastenal Co.	32,281	2,202,533
Ferguson PLC	902	169,450
Graco, Inc.	5,076	432,983
HEICO Corp.	7,367	1,323,039
Honeywell International, Inc.	6,467	1,308,015
Hubbell, Inc., Class B	1,870	627,516
IDEX Corp.	452	95,598
Illinois Tool Works, Inc.	18,391	4,798,212
Lincoln Electric Holdings, Inc.	3,975	883,324
Lockheed Martin Corp.	16,699	7,170,718
Northrop Grumman Corp.	606	270,737
Otis Worldwide Corp.	1,826	161,491
Quanta Services, Inc.	2,845	552,072
Rockwell Automation, Inc.	8,639	2,188,086
SiteOne Landscape Supply, Inc. *	1,059	163,668
Spirit AeroSystems Holdings, Inc., Class A *	886	24,330
Toro Co.	7,776	719,124
Trane Technologies PLC	5,087	1,282,178
TransDigm Group, Inc.	681	744,115
Trex Co., Inc. *	8,083	658,603
United Rentals, Inc.	1,042	651,667
Valmont Industries, Inc.	94	21,217
Vertiv Holdings Co., Class A	1,887	106,295
Watsco, Inc.	610	238,498
WillScot Mobile Mini Holdings Corp. *	3,534	167,158
SECURITY	NUMBER OF SHARES	VALUE ($)
WW Grainger, Inc.	3,327	2,979,794
Xylem, Inc.	2,070	232,751
		50,939,177

Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	26,741	6,572,403
Booz Allen Hamilton Holding Corp., Class A	9,638	1,356,741
Broadridge Financial Solutions, Inc.	7,405	1,512,101
Ceridian HCM Holding, Inc. *	954	66,322
Cintas Corp.	5,817	3,516,784
Copart, Inc. *	64,822	3,114,049
Equifax, Inc.	6,326	1,545,695
FTI Consulting, Inc. *	473	90,632
Genpact Ltd.	3,260	117,034
KBR, Inc.	3,559	185,459
MSA Safety, Inc.	469	77,399
Paychex, Inc.	24,283	2,955,970
Paycom Software, Inc.	3,874	736,990
Paycor HCM, Inc. *	2,105	40,900
Paylocity Holding Corp. *	3,166	501,526
RB Global, Inc.	10,353	662,281
Rollins, Inc.	19,221	832,461
Tetra Tech, Inc.	673	106,455
Verisk Analytics, Inc., Class A	10,771	2,601,520
Waste Management, Inc.	27,589	5,121,346
		31,714,068

Consumer Discretionary Distribution & Retail 9.1%
Amazon.com, Inc. *	677,910	105,211,632
AutoZone, Inc. *	1,108	3,060,440
Best Buy Co., Inc.	1,898	137,586
Burlington Stores, Inc. *	4,888	934,341
CarMax, Inc. *	608	43,277
Coupang, Inc., Class A *	82,929	1,161,006
Dick's Sporting Goods, Inc.	373	55,603
eBay, Inc.	2,706	111,135
Etsy, Inc. *	5,277	351,237
Five Below, Inc. *	4,108	737,222
Floor & Decor Holdings, Inc., Class A *	7,751	779,441
Home Depot, Inc.	75,363	26,600,124
Lowe's Cos., Inc.	31,885	6,786,403
Murphy USA, Inc.	1,396	492,118
Ollie's Bargain Outlet Holdings, Inc. *	1,487	106,960
O'Reilly Automotive, Inc. *	3,771	3,857,922
Pool Corp.	2,880	1,069,200
RH *	185	46,894
Ross Stores, Inc.	23,553	3,304,015
TJX Cos., Inc.	86,791	8,237,334
Tractor Supply Co.	8,271	1,857,667
Ulta Beauty, Inc. *	3,703	1,859,091
Valvoline, Inc. *	3,113	113,593
Victoria's Secret & Co. *	2,560	66,688

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	2,178	109,445
Williams-Sonoma, Inc.	616	119,128
		167,209,502

Consumer Durables & Apparel 0.6%
Birkenstock Holding PLC *(a)	709	32,891
Brunswick Corp.	393	31,707
Crocs, Inc. *	4,565	463,256
Deckers Outdoor Corp. *	1,982	1,493,893
Lululemon Athletica, Inc. *	8,381	3,803,465
NIKE, Inc., Class B	47,745	4,847,550
NVR, Inc. *	21	148,581
Peloton Interactive, Inc., Class A *	25,766	143,259
Polaris, Inc.	403	36,254
Skechers USA, Inc., Class A *	676	42,210
Tapestry, Inc.	1,094	42,436
Tempur Sealy International, Inc.	2,408	120,135
TopBuild Corp. *	147	54,262
YETI Holdings, Inc. *	6,510	286,245
		11,546,144

Consumer Services 2.9%
Airbnb, Inc., Class A *	30,535	4,401,315
Booking Holdings, Inc. *	2,692	9,442,109
Bright Horizons Family Solutions, Inc. *	496	48,732
Caesars Entertainment, Inc. *	6,198	271,906
Cava Group, Inc. *	1,015	47,502
Chipotle Mexican Grill, Inc., Class A *	2,071	4,988,563
Choice Hotels International, Inc.	2,217	268,523
Churchill Downs, Inc.	5,471	661,827
Darden Restaurants, Inc.	4,214	685,112
Domino's Pizza, Inc.	2,623	1,117,975
DoorDash, Inc., Class A *	18,137	1,889,875
DraftKings, Inc., Class A *	31,487	1,229,567
Expedia Group, Inc. *	7,591	1,125,973
Grand Canyon Education, Inc. *	630	82,272
H&R Block, Inc.	7,066	330,971
Hilton Worldwide Holdings, Inc.	8,585	1,639,392
Las Vegas Sands Corp.	25,601	1,252,401
Marriott International, Inc., Class A	18,374	4,404,799
McDonald's Corp.	22,692	6,642,402
Norwegian Cruise Line Holdings Ltd. *	7,491	133,340
Planet Fitness, Inc., Class A *	3,016	204,364
Royal Caribbean Cruises Ltd. *	5,323	678,683
Service Corp. International	3,934	264,050
Starbucks Corp.	84,993	7,906,899
Texas Roadhouse, Inc., Class A	5,048	634,635
Travel & Leisure Co.	2,224	89,894
Vail Resorts, Inc.	255	56,610
Wendy's Co.	12,728	242,850
Wingstop, Inc.	2,263	636,152
Wyndham Hotels & Resorts, Inc.	396	30,860
Wynn Resorts Ltd.	436	41,172
Yum! Brands, Inc.	18,630	2,412,399
		53,863,124

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	2,887	61,262
BJ's Wholesale Club Holdings, Inc. *	3,402	218,885
Casey's General Stores, Inc.	382	103,659
Costco Wholesale Corp.	33,389	23,201,348
Dollar General Corp.	16,490	2,177,834
Maplebear, Inc. *(a)	1,036	25,351
Performance Food Group Co. *	5,390	391,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	38,260	3,096,382
Target Corp.	34,582	4,809,665
		34,086,131

Energy 0.5%
Antero Midstream Corp.	8,580	105,019
APA Corp.	20,753	650,191
Cheniere Energy, Inc.	18,061	2,961,823
Halliburton Co.	13,558	483,343
Hess Corp.	11,654	1,637,737
New Fortress Energy, Inc.	5,037	167,380
ONEOK, Inc.	2,361	161,138
Ovintiv, Inc.	8,518	361,334
Targa Resources Corp.	16,485	1,400,566
Texas Pacific Land Corp.	462	675,134
		8,603,665

Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp.	35,059	6,859,293
Crown Castle, Inc.	3,365	364,261
Equinix, Inc.	3,536	2,934,067
Equity LifeStyle Properties, Inc.	4,339	293,707
Iron Mountain, Inc.	10,640	718,413
Lamar Advertising Co., Class A	5,163	540,463
Public Storage	6,867	1,944,666
SBA Communications Corp., Class A	779	174,387
Simon Property Group, Inc.	5,245	727,009
Sun Communities, Inc.	1,999	250,575
UDR, Inc.	1,178	42,431
		14,849,272

Financial Services 5.6%
American Express Co.	14,334	2,877,407
Ameriprise Financial, Inc.	7,737	2,992,904
Apollo Global Management, Inc.	39,289	3,944,616
ARES Management Corp., Class A	12,238	1,486,672
Blackstone, Inc.	53,677	6,680,103
Block, Inc. *	15,092	981,131
Blue Owl Capital, Inc., Class A	4,829	75,043
Equitable Holdings, Inc.	25,698	840,068
Euronet Worldwide, Inc. *	1,717	171,099
FactSet Research Systems, Inc.	2,887	1,373,981
Fiserv, Inc. *	12,383	1,756,776
FleetCor Technologies, Inc. *	4,999	1,449,360
Houlihan Lokey, Inc., Class A	320	38,330
Jack Henry & Associates, Inc.	1,746	289,539
KKR & Co., Inc.	12,390	1,072,726
LPL Financial Holdings, Inc.	5,635	1,347,836
MarketAxess Holdings, Inc.	2,767	623,986
Mastercard, Inc., Class A	62,577	28,111,466
Moody's Corp.	10,921	4,281,469
Morningstar, Inc.	1,927	538,211
MSCI, Inc., Class A	2,911	1,742,583
PayPal Holdings, Inc. *	74,890	4,594,501
Rocket Cos., Inc., Class A *	3,691	45,436
S&P Global, Inc.	2,024	907,460
Shift4 Payments, Inc., Class A *	4,048	290,687
SLM Corp.	6,223	123,713
Toast, Inc., Class A *	26,365	468,506
TPG, Inc.	1,422	59,198
Tradeweb Markets, Inc., Class A	3,082	293,992
UWM Holdings Corp.	2,410	16,147
Visa, Inc., Class A	120,228	32,853,503
Western Union Co.	3,823	48,055

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	1,434	293,095
XP, Inc., Class A	2,180	53,584
		102,723,183

Food, Beverage & Tobacco 1.5%
Boston Beer Co., Inc., Class A *	663	231,566
Brown-Forman Corp., Class B	13,884	762,231
Celsius Holdings, Inc. *	10,758	536,824
Coca-Cola Co.	145,663	8,665,492
Constellation Brands, Inc., Class A	1,213	297,282
Freshpet, Inc. *	907	78,093
Hershey Co.	8,372	1,620,317
Lamb Weston Holdings, Inc.	10,222	1,047,142
Monster Beverage Corp. *	55,840	3,072,317
PepsiCo, Inc.	71,759	12,093,544
		28,404,808

Health Care Equipment & Services 4.1%
Abbott Laboratories	8,142	921,267
agilon health, Inc. *	19,734	116,233
Align Technology, Inc. *	5,757	1,538,961
Cardinal Health, Inc.	9,479	1,035,012
Cencora, Inc.	12,200	2,838,696
Certara, Inc. *	3,459	55,898
Chemed Corp.	783	464,155
Cigna Group	1,638	492,956
DaVita, Inc. *	4,065	439,670
Dexcom, Inc. *	29,088	3,529,829
Doximity, Inc., Class A *	4,148	111,789
Edwards Lifesciences Corp. *	45,246	3,550,454
Elevance Health, Inc.	2,397	1,182,776
Encompass Health Corp.	407	28,913
GE HealthCare Technologies, Inc.	2,197	161,172
Globus Medical, Inc., Class A *	2,522	133,136
HCA Healthcare, Inc.	3,094	943,361
Humana, Inc.	4,059	1,534,546
IDEXX Laboratories, Inc. *	6,205	3,196,071
Inspire Medical Systems, Inc. *	2,159	455,268
Insulet Corp. *	5,182	989,088
Intuitive Surgical, Inc. *	26,322	9,955,507
Masimo Corp. *	3,248	418,797
McKesson Corp.	3,900	1,949,571
Molina Healthcare, Inc. *	2,400	855,456
Novocure Ltd. *	7,840	109,133
Penumbra, Inc. *	2,739	690,749
ResMed, Inc.	10,874	2,068,235
Shockwave Medical, Inc. *	2,728	617,210
Stryker Corp.	6,790	2,277,909
Tandem Diabetes Care, Inc. *	808	18,422
UnitedHealth Group, Inc.	58,895	30,138,927
Veeva Systems, Inc., Class A *	10,900	2,260,769
		75,079,936

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	16,443	1,641,833
Clorox Co.	9,266	1,345,886
Estee Lauder Cos., Inc., Class A	5,432	716,970
Kenvue, Inc.	44,962	933,411
Kimberly-Clark Corp.	23,846	2,884,651
Procter & Gamble Co.	33,421	5,251,776
		12,774,527

Insurance 0.8%
Arch Capital Group Ltd. *	3,763	310,184
Arthur J Gallagher & Co.	892	207,087
SECURITY	NUMBER OF SHARES	VALUE ($)
Brighthouse Financial, Inc. *	407	21,070
Brown & Brown, Inc.	6,913	536,172
Everest Group Ltd.	442	170,157
Kinsale Capital Group, Inc.	1,651	656,388
Lincoln National Corp.	1,436	39,418
Marsh & McLennan Cos., Inc.	29,944	5,804,345
Primerica, Inc.	1,689	395,496
Progressive Corp.	33,002	5,882,607
RenaissanceRe Holdings Ltd.	1,000	228,830
RLI Corp.	660	90,004
Ryan Specialty Holdings, Inc., Class A *	7,092	307,225
Willis Towers Watson PLC	955	235,217
		14,884,200

Materials 0.7%
Ardagh Metal Packaging SA	9,111	33,620
Avery Dennison Corp.	1,956	390,124
Axalta Coating Systems Ltd. *	1,772	57,448
Eagle Materials, Inc.	1,717	388,523
Ecolab, Inc.	14,560	2,886,083
FMC Corp.	1,256	70,587
Ginkgo Bioworks Holdings, Inc. *	10,975	13,280
Graphic Packaging Holding Co.	12,122	309,232
Linde PLC	3,470	1,404,760
PPG Industries, Inc.	4,546	641,168
RPM International, Inc.	1,727	184,202
Scotts Miracle-Gro Co.	3,137	176,488
Sealed Air Corp.	5,926	204,743
Sherwin-Williams Co.	14,929	4,544,089
Southern Copper Corp.	6,390	524,619
Vulcan Materials Co.	2,199	496,996
		12,325,962

Media & Entertainment 11.5%
Alphabet, Inc., Class A *	446,879	62,607,748
Alphabet, Inc., Class C *	377,342	53,507,096
Cable One, Inc.	34	18,664
Charter Communications, Inc., Class A *	7,578	2,809,240
Liberty Broadband Corp., Class C *	2,092	164,117
Live Nation Entertainment, Inc. *	2,728	242,383
Match Group, Inc. *	19,629	753,361
Meta Platforms, Inc., Class A *	166,698	65,035,558
Netflix, Inc. *	32,531	18,351,062
Nexstar Media Group, Inc., Class A	932	165,626
Pinterest, Inc., Class A *	44,317	1,660,558
Playtika Holding Corp. *	1,393	10,058
ROBLOX Corp., Class A *	35,013	1,358,855
Roku, Inc. *	1,174	103,382
Spotify Technology SA *	10,561	2,274,311
TKO Group Holdings, Inc.	4,559	381,543
Trade Desk, Inc., Class A *	33,300	2,278,719
ZoomInfo Technologies, Inc., Class A *	13,610	218,304
		211,940,585

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
10X Genomics, Inc., Class A *	6,996	291,523
AbbVie, Inc.	132,951	21,857,144
Agilent Technologies, Inc.	17,913	2,330,481
Alnylam Pharmaceuticals, Inc. *	7,526	1,301,321
Amgen, Inc.	27,364	8,599,411
Apellis Pharmaceuticals, Inc. *	7,517	475,751
BioMarin Pharmaceutical, Inc. *	1,635	144,011
Bio-Techne Corp.	11,160	784,771
Bruker Corp.	8,152	582,949
Eli Lilly & Co.	63,758	41,162,802
Exact Sciences Corp. *	4,629	302,737

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelixis, Inc. *	17,567	382,258
ICON PLC, ADR *	899	234,522
Illumina, Inc. *	3,504	501,107
Incyte Corp. *	10,506	617,438
Ionis Pharmaceuticals, Inc. *	9,213	473,456
IQVIA Holdings, Inc. *	12,668	2,637,858
Jazz Pharmaceuticals PLC *	2,290	281,029
Karuna Therapeutics, Inc. *	2,371	743,119
Maravai LifeSciences Holdings, Inc., Class A *	5,354	31,053
Medpace Holdings, Inc. *	1,758	512,598
Merck & Co., Inc.	35,258	4,258,461
Mettler-Toledo International, Inc. *	1,638	1,960,997
Natera, Inc. *	8,080	532,795
Neurocrine Biosciences, Inc. *	7,177	1,003,129
Regeneron Pharmaceuticals, Inc. *	529	498,731
Repligen Corp. *	1,828	346,223
Roivant Sciences Ltd. *	24,808	248,080
Sarepta Therapeutics, Inc. *	6,765	804,967
Sotera Health Co. *	5,283	77,766
Thermo Fisher Scientific, Inc.	17,909	9,652,593
Ultragenyx Pharmaceutical, Inc. *	5,831	257,205
Vertex Pharmaceuticals, Inc. *	17,765	7,698,996
Waters Corp. *	4,403	1,398,877
West Pharmaceutical Services, Inc.	5,559	2,073,674
Zoetis, Inc.	34,858	6,546,681
		121,606,514

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	13,310	1,111,119

Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc. *	68,721	11,523,825
Allegro MicroSystems, Inc. *	5,708	148,066
Applied Materials, Inc.	53,233	8,746,182
Broadcom, Inc.	32,484	38,331,120
Enphase Energy, Inc. *	10,003	1,041,612
Entegris, Inc.	598	70,385
KLA Corp.	10,343	6,144,156
Lam Research Corp.	9,396	7,753,297
Lattice Semiconductor Corp. *	10,249	623,754
Microchip Technology, Inc.	29,038	2,473,457
Monolithic Power Systems, Inc.	3,465	2,088,425
NVIDIA Corp.	178,794	110,006,584
QUALCOMM, Inc.	73,312	10,887,565
Teradyne, Inc.	9,794	946,002
Texas Instruments, Inc.	27,975	4,479,357
Universal Display Corp.	1,598	271,292
		205,535,079

Software & Services 21.0%
Accenture PLC, Class A	47,645	17,337,063
Adobe, Inc. *	34,522	21,327,001
Alteryx, Inc., Class A *	4,510	214,045
ANSYS, Inc. *	5,372	1,761,103
AppLovin Corp., Class A *	4,173	171,635
Atlassian Corp., Class A *	11,667	2,914,067
Autodesk, Inc. *	16,168	4,103,600
Bentley Systems, Inc., Class B	13,556	683,222
Cadence Design Systems, Inc. *	20,377	5,877,949
Cloudflare, Inc., Class A *	21,900	1,731,195
Confluent, Inc., Class A *	13,773	307,964
Crowdstrike Holdings, Inc., Class A *	16,055	4,696,087
Datadog, Inc., Class A *	20,565	2,559,109
DocuSign, Inc., Class A *	15,211	926,654
DoubleVerify Holdings, Inc. *	10,373	415,024
SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	17,267	547,019
Dynatrace, Inc. *	18,412	1,049,484
Elastic NV *	5,962	697,912
EPAM Systems, Inc. *	4,184	1,163,612
Fair Isaac Corp. *	1,823	2,185,467
Five9, Inc. *	5,401	409,720
Fortinet, Inc. *	49,272	3,177,551
Gartner, Inc. *	5,785	2,646,290
Gen Digital, Inc.	6,675	156,729
Gitlab, Inc., Class A *	6,587	468,402
Globant SA *	3,101	731,247
GoDaddy, Inc., Class A *	6,656	709,929
HashiCorp, Inc., Class A *	5,209	113,869
HubSpot, Inc. *	3,456	2,111,616
Informatica, Inc., Class A *	276	8,280
Intuit, Inc.	20,579	12,992,140
Manhattan Associates, Inc. *	4,648	1,127,419
Microsoft Corp.	560,277	222,754,930
MongoDB, Inc., Class A *	5,039	2,018,220
nCino, Inc. *	546	17,188
Nutanix, Inc., Class A *	4,460	250,652
Okta, Inc. *	744	61,492
Oracle Corp.	47,829	5,342,499
Palantir Technologies, Inc., Class A *	143,239	2,304,715
Palo Alto Networks, Inc. *	22,718	7,690,270
Pegasystems, Inc.	3,283	160,013
Procore Technologies, Inc. *	5,971	426,270
PTC, Inc. *	4,498	812,564
RingCentral, Inc., Class A *	6,333	214,625
Salesforce, Inc. *	53,776	15,115,896
SentinelOne, Inc., Class A *	2,261	60,595
ServiceNow, Inc. *	15,349	11,748,125
Smartsheet, Inc., Class A *	9,751	438,502
Snowflake, Inc., Class A *	23,671	4,630,994
Splunk, Inc. *	11,726	1,798,417
Synopsys, Inc. *	11,445	6,104,191
Teradata Corp. *	7,580	350,044
Twilio, Inc., Class A *	2,038	143,333
Tyler Technologies, Inc. *	2,359	997,267
UiPath, Inc., Class A *	21,925	503,836
Unity Software, Inc. *	8,727	282,755
VeriSign, Inc. *	367	72,989
Workday, Inc., Class A *	15,121	4,401,269
Zscaler, Inc. *	6,689	1,576,397
		385,600,452

Technology Hardware & Equipment 12.0%
Amphenol Corp., Class A	22,095	2,233,804
Apple, Inc.	1,110,095	204,701,518
Arista Networks, Inc. *	18,909	4,891,380
CDW Corp.	9,651	2,188,075
HP, Inc.	13,556	389,193
Jabil, Inc.	5,875	736,079
Keysight Technologies, Inc. *	3,362	515,260
Motorola Solutions, Inc.	11,463	3,662,428
NetApp, Inc.	6,460	563,312
Pure Storage, Inc., Class A *	16,928	676,951
Ubiquiti, Inc.	232	29,172
Vontier Corp.	4,076	140,989
Zebra Technologies Corp., Class A *	709	169,841
		220,898,002

Telecommunication Services 0.0%
Iridium Communications, Inc.	8,346	302,626

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.2%
American Airlines Group, Inc. *	18,344	261,035
Avis Budget Group, Inc.	502	82,182
CH Robinson Worldwide, Inc.	6,619	556,592
CSX Corp.	16,641	594,084
Delta Air Lines, Inc.	2,543	99,533
Expeditors International of Washington, Inc.	1,506	190,253
JB Hunt Transport Services, Inc.	1,244	250,019
Landstar System, Inc.	2,108	404,146
Lyft, Inc., Class A *	25,858	322,966
Old Dominion Freight Line, Inc.	6,916	2,704,294
Saia, Inc. *	222	100,029
Uber Technologies, Inc. *	148,288	9,678,758
U-Haul Holding Co. *	474	31,407
U-Haul Holding Co. - Non Voting	2,841	181,455
Union Pacific Corp.	19,649	4,792,981
United Parcel Service, Inc., Class B	15,181	2,154,184
		22,403,918

Utilities 0.0%
AES Corp.	30,153	502,952
Vistra Corp.	8,078	331,440
		834,392
Total Common Stocks (Cost $1,264,764,458)		1,829,337,723

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	7,700	2,391,312
Total Investment Companies (Cost $2,082,758)		2,391,312

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (b)	11,943,264	11,943,264
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (b)(c)	81,470	81,470
		12,024,734
Total Short-Term Investments (Cost $12,024,734)		12,024,734
Total Investments in Securities (Cost $1,278,871,950)		1,843,753,769

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	26	6,331,650	(60,625)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $77,407.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,829,337,723	$—	$—	$1,829,337,723
Investment Companies[1]	2,391,312	—	—	2,391,312
Short-Term Investments[1]	12,024,734	—	—	12,024,734
Liabilities
Futures Contracts[2]	(60,625)	—	—	(60,625)
Total	$1,843,693,144	$—	$—	$1,843,693,144

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	8,596	699,113
BorgWarner, Inc.	7,392	250,589
Ford Motor Co.	124,780	1,462,422
General Motors Co.	43,653	1,693,736
Gentex Corp.	7,434	246,288
Harley-Davidson, Inc.	4,057	131,650
Lear Corp.	1,830	243,207
Lucid Group, Inc. *(a)	24,342	82,276
Phinia, Inc.	1,530	46,267
QuantumScape Corp., Class A *	10,876	74,065
Rivian Automotive, Inc., Class A *	21,047	322,230
Thor Industries, Inc.	1,610	181,962
		5,433,805

Banks 7.1%
Bank of America Corp.	219,276	7,457,577
Bank OZK	3,364	151,750
BOK Financial Corp.	886	74,282
Citigroup, Inc.	60,852	3,418,057
Citizens Financial Group, Inc.	14,762	482,717
Columbia Banking System, Inc.	6,556	132,169
Comerica, Inc.	4,165	218,996
Commerce Bancshares, Inc.	3,793	197,691
Cullen/Frost Bankers, Inc.	1,870	198,444
East West Bancorp, Inc.	4,456	324,441
Fifth Third Bancorp	21,559	738,180
First Citizens BancShares, Inc., Class A	307	463,570
First Hawaiian, Inc.	4,059	88,040
First Horizon Corp.	17,647	251,293
FNB Corp.	11,472	151,201
Huntington Bancshares, Inc.	45,673	581,417
JPMorgan Chase & Co.	91,864	16,017,407
KeyCorp	29,562	429,536
M&T Bank Corp.	5,257	725,992
New York Community Bancorp, Inc.	22,601	146,228
NU Holdings Ltd., Class A *	23,848	205,331
Pinnacle Financial Partners, Inc.	2,383	210,610
PNC Financial Services Group, Inc.	12,667	1,915,377
Popular, Inc.	2,226	190,212
Prosperity Bancshares, Inc.	2,748	175,625
Regions Financial Corp.	29,668	553,902
Synovus Financial Corp.	4,733	178,245
TFS Financial Corp.	1,682	22,404
Truist Financial Corp.	42,171	1,562,857
U.S. Bancorp	49,540	2,057,892
Webster Financial Corp.	5,411	267,736
Wells Fargo & Co.	116,784	5,860,221
Western Alliance Bancorp	3,427	219,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	1,921	186,299
Zions Bancorp NA	4,610	193,159
		46,048,049

Capital Goods 10.0%
3M Co.	17,481	1,649,332
A O Smith Corp.	3,412	264,805
Acuity Brands, Inc.	990	235,778
AECOM	4,143	365,371
AGCO Corp.	2,033	248,697
Air Lease Corp., Class A	3,393	141,861
Allegion PLC	207	25,645
Allison Transmission Holdings, Inc.	2,545	154,074
AMETEK, Inc.	7,305	1,183,775
Armstrong World Industries, Inc.	996	98,813
AZEK Co., Inc., Class A *	4,154	160,178
Boeing Co. *	15,327	3,234,610
Builders FirstSource, Inc. *	3,903	678,068
BWX Technologies, Inc.	2,399	195,471
Carlisle Cos., Inc.	1,535	482,389
Carrier Global Corp.	26,479	1,448,666
Caterpillar, Inc.	4,057	1,218,358
CNH Industrial NV	31,052	372,624
Core & Main, Inc., Class A *	5,190	214,399
Crane Co.	1,515	188,027
Cummins, Inc.	4,506	1,078,286
Curtiss-Wright Corp.	1,206	268,419
Deere & Co.	547	215,288
Donaldson Co., Inc.	2,219	143,325
Dover Corp.	4,422	662,327
Eaton Corp. PLC	12,667	3,117,095
EMCOR Group, Inc.	959	218,758
Emerson Electric Co.	18,150	1,664,900
Esab Corp.	1,812	155,814
Fastenal Co.	4,552	310,583
Ferguson PLC	6,144	1,154,212
Flowserve Corp.	4,269	170,461
Fortive Corp.	11,234	878,274
Fortune Brands Innovations, Inc.	4,088	317,188
Gates Industrial Corp. PLC *	3,448	44,410
Generac Holdings, Inc. *	1,928	219,156
General Dynamics Corp.	7,791	2,064,537
General Electric Co.	34,489	4,567,033
Graco, Inc.	3,205	273,387
Hayward Holdings, Inc. *	4,349	54,449
HEICO Corp.	342	61,420
Hexcel Corp.	2,666	176,996
Honeywell International, Inc.	18,450	3,731,697
Howmet Aerospace, Inc.	12,050	677,933
Hubbell, Inc., Class B	944	316,778
Huntington Ingalls Industries, Inc.	1,244	322,097
IDEX Corp.	2,204	466,146
Illinois Tool Works, Inc.	1,762	459,706
Ingersoll Rand, Inc.	12,847	1,025,961
ITT, Inc.	2,606	314,753

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International PLC	21,623	1,139,316
L3Harris Technologies, Inc.	6,015	1,253,646
Lennox International, Inc.	1,012	433,298
Lincoln Electric Holdings, Inc.	118	26,222
Masco Corp.	7,137	480,249
MasTec, Inc. *	2,014	132,259
MDU Resources Group, Inc.	6,481	126,444
Mercury Systems, Inc. *	1,719	50,986
Middleby Corp. *	1,670	235,587
MSC Industrial Direct Co., Inc., Class A	1,477	145,750
Nordson Corp.	1,805	454,355
Northrop Grumman Corp.	4,296	1,919,281
nVent Electric PLC	5,333	320,193
Oshkosh Corp.	2,060	226,806
Otis Worldwide Corp.	12,360	1,093,118
Owens Corning	2,806	425,193
PACCAR, Inc.	16,303	1,636,658
Parker-Hannifin Corp.	4,061	1,886,335
Pentair PLC	5,187	379,533
Plug Power, Inc. *(a)	16,509	73,465
Quanta Services, Inc.	3,363	652,590
RBC Bearings, Inc. *	919	246,788
Regal Rexnord Corp.	2,096	279,732
RTX Corp.	45,759	4,169,560
Sensata Technologies Holding PLC	4,787	173,146
SiteOne Landscape Supply, Inc. *	969	149,759
Snap-on, Inc.	1,651	478,674
Spirit AeroSystems Holdings, Inc., Class A *	3,056	83,918
Stanley Black & Decker, Inc.	4,855	452,972
Sunrun, Inc. *	6,861	99,347
Textron, Inc.	6,218	526,727
Timken Co.	1,924	157,595
Trane Technologies PLC	5,104	1,286,463
TransDigm Group, Inc.	1,400	1,529,752
United Rentals, Inc.	1,709	1,068,809
Valmont Industries, Inc.	611	137,909
Vertiv Holdings Co., Class A	10,105	569,215
Watsco, Inc.	808	315,912
WESCO International, Inc.	1,436	249,175
Westinghouse Air Brake Technologies Corp.	5,655	744,028
WillScot Mobile Mini Holdings Corp. *	4,529	214,222
Woodward, Inc.	1,895	261,074
Xylem, Inc.	6,633	745,815
		64,724,206

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	1,868	459,117
Broadridge Financial Solutions, Inc.	618	126,196
CACI International, Inc., Class A *	700	240,611
Ceridian HCM Holding, Inc. *	4,269	296,781
Cintas Corp.	301	181,976
Clarivate PLC *	15,331	137,059
Clean Harbors, Inc. *	1,597	268,232
Concentrix Corp.	1,412	125,484
Driven Brands Holdings, Inc. *	1,939	25,420
Dun & Bradstreet Holdings, Inc.	8,810	102,108
Equifax, Inc.	1,192	291,253
FTI Consulting, Inc. *	860	164,785
Genpact Ltd.	4,231	151,893
Jacobs Solutions, Inc.	3,998	538,811
KBR, Inc.	2,691	140,228
Leidos Holdings, Inc.	4,338	479,219
ManpowerGroup, Inc.	1,545	114,546
MSA Safety, Inc.	968	159,749
Paycor HCM, Inc. *	1,135	22,053
RB Global, Inc.	1,391	88,982
Republic Services, Inc., Class A	6,570	1,124,258
Robert Half, Inc.	3,269	260,016
SECURITY	NUMBER OF SHARES	VALUE ($)
Science Applications International Corp.	1,671	213,320
SS&C Technologies Holdings, Inc.	6,888	420,306
Stericycle, Inc. *	2,960	142,080
Tetra Tech, Inc.	1,372	217,023
TransUnion	6,134	424,411
Veralto Corp.	6,972	534,683
Vestis Corp.	3,682	78,795
Waste Management, Inc.	1,311	243,361
		7,772,756

Consumer Discretionary Distribution & Retail 1.1%
Advance Auto Parts, Inc.	1,881	125,745
AutoNation, Inc. *	895	124,996
AutoZone, Inc. *	92	254,116
Bath & Body Works, Inc.	7,416	316,367
Best Buy Co., Inc.	5,331	386,444
CarMax, Inc. *	4,831	343,871
Dick's Sporting Goods, Inc.	1,765	263,109
eBay, Inc.	15,925	654,040
Etsy, Inc. *	1,729	115,082
GameStop Corp., Class A *(a)	8,458	120,357
Gap, Inc.	6,263	117,055
Genuine Parts Co.	4,457	625,005
Kohl's Corp.	3,473	89,464
Lithia Motors, Inc., Class A	878	258,878
LKQ Corp.	8,456	394,642
Lowe's Cos., Inc.	4,901	1,043,129
Macy's, Inc.	8,569	156,727
Murphy USA, Inc.	34	11,986
Nordstrom, Inc.	3,578	64,941
Ollie's Bargain Outlet Holdings, Inc. *	1,358	97,681
O'Reilly Automotive, Inc. *	286	292,592
Penske Automotive Group, Inc.	626	92,880
Petco Health & Wellness Co., Inc., Class A *	2,724	6,510
RH *	410	103,927
Ross Stores, Inc.	730	102,404
Valvoline, Inc. *	3,222	117,571
Victoria's Secret & Co. *	1,418	36,939
Wayfair, Inc., Class A *	1,737	87,284
Williams-Sonoma, Inc.	1,760	340,366
		6,744,108

Consumer Durables & Apparel 1.6%
Birkenstock Holding PLC *(a)	684	31,731
Brunswick Corp.	2,016	162,651
Capri Holdings Ltd. *	3,586	174,782
Carter's, Inc.	1,155	87,364
Columbia Sportswear Co.	1,108	87,820
DR Horton, Inc.	9,891	1,413,523
Garmin Ltd.	4,879	582,992
Hasbro, Inc.	4,142	202,751
Leggett & Platt, Inc.	4,269	99,083
Lennar Corp., Class A	8,172	1,224,574
Mattel, Inc. *	11,140	199,294
Mohawk Industries, Inc. *	1,731	180,457
Newell Brands, Inc.	12,007	99,898
NIKE, Inc., Class B	17,668	1,793,832
NVR, Inc. *	85	601,400
Polaris, Inc.	1,580	142,137
PulteGroup, Inc.	6,798	710,799
PVH Corp.	1,904	228,975
Ralph Lauren Corp., Class A	1,261	181,168
Skechers USA, Inc., Class A *	3,920	244,765
Tapestry, Inc.	6,792	263,462
Tempur Sealy International, Inc.	4,205	209,787
Toll Brothers, Inc.	3,389	336,697
TopBuild Corp. *	958	353,626

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class A *	12,260	93,421
VF Corp.	11,061	182,064
Whirlpool Corp.	1,692	185,308
		10,074,361

Consumer Services 1.5%
ADT, Inc.	6,627	43,274
Aramark	7,415	215,628
Boyd Gaming Corp.	2,255	143,170
Bright Horizons Family Solutions, Inc. *	1,592	156,414
Caesars Entertainment, Inc. *	3,818	167,496
Carnival Corp. *	31,557	523,215
Cava Group, Inc. *	116	5,429
Darden Restaurants, Inc.	2,038	331,338
DoorDash, Inc., Class A *	2,101	218,924
Expedia Group, Inc. *	1,166	172,953
Grand Canyon Education, Inc. *	686	89,585
H&R Block, Inc.	1,613	75,553
Hilton Worldwide Holdings, Inc.	4,289	819,027
Hyatt Hotels Corp., Class A	1,387	178,049
Las Vegas Sands Corp.	803	39,283
Marriott Vacations Worldwide Corp.	1,148	96,306
McDonald's Corp.	13,630	3,989,774
MGM Resorts International *	8,935	387,511
Mister Car Wash, Inc. *	2,427	20,144
Norwegian Cruise Line Holdings Ltd. *	10,161	180,866
Penn Entertainment, Inc. *	4,704	106,075
Planet Fitness, Inc., Class A *	1,449	98,184
Royal Caribbean Cruises Ltd. *	5,195	662,362
Service Corp. International	2,957	198,474
Travel & Leisure Co.	1,245	50,323
Vail Resorts, Inc.	1,110	246,420
Wyndham Hotels & Resorts, Inc.	2,384	185,785
Wynn Resorts Ltd.	3,091	291,883
Yum! Brands, Inc.	1,124	145,547
		9,838,992

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	12,077	256,274
BJ's Wholesale Club Holdings, Inc. *	2,755	177,257
Casey's General Stores, Inc.	1,033	280,315
Dollar Tree, Inc. *	6,627	865,619
Grocery Outlet Holding Corp. *	3,104	76,917
Kroger Co.	20,755	957,636
Maplebear, Inc. *(a)	223	5,457
Performance Food Group Co. *	2,559	185,988
U.S. Foods Holding Corp. *	7,166	329,707
Walgreens Boots Alliance, Inc.	22,748	513,422
Walmart, Inc.	45,425	7,506,481
		11,155,073

Energy 7.7%
Antero Midstream Corp.	7,064	86,463
Antero Resources Corp. *	8,977	200,546
APA Corp.	1,104	34,588
Baker Hughes Co., Class A	32,211	918,014
Chesapeake Energy Corp.	3,987	307,438
Chevron Corp.	54,755	8,072,530
ConocoPhillips	38,133	4,265,939
Coterra Energy, Inc.	23,754	591,000
Devon Energy Corp.	20,367	855,821
Diamondback Energy, Inc.	5,671	871,860
DT Midstream, Inc.	3,076	165,150
EOG Resources, Inc.	18,703	2,128,214
EQT Corp.	11,452	405,401
Exxon Mobil Corp.	128,824	13,244,395
SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	22,821	813,569
Hess Corp.	3,906	548,910
HF Sinclair Corp.	4,593	259,459
Kinder Morgan, Inc.	62,385	1,055,554
Marathon Oil Corp.	19,201	438,743
Marathon Petroleum Corp.	12,071	1,998,958
NOV, Inc.	12,447	242,841
Occidental Petroleum Corp.	21,861	1,258,538
ONEOK, Inc.	17,452	1,191,099
Ovintiv, Inc.	4,530	192,163
Phillips 66	14,159	2,043,285
Pioneer Natural Resources Co.	7,406	1,702,121
Range Resources Corp.	7,432	215,825
Schlumberger NV	45,330	2,207,571
Southwestern Energy Co. *	34,824	224,615
TechnipFMC PLC	13,748	265,886
Valero Energy Corp.	10,797	1,499,703
Williams Cos., Inc.	38,728	1,342,312
		49,648,511

Equity Real Estate Investment Trusts (REITs) 4.5%
Agree Realty Corp.	3,119	185,924
Alexandria Real Estate Equities, Inc.	5,442	657,938
American Homes 4 Rent, Class A	10,552	369,848
Americold Realty Trust, Inc.	8,562	235,455
Apartment Income REIT Corp.	4,725	154,460
AvalonBay Communities, Inc.	4,503	806,082
Boston Properties, Inc.	4,974	330,771
Brixmor Property Group, Inc.	9,704	217,758
Camden Property Trust	3,293	309,015
Cousins Properties, Inc.	4,713	107,975
Crown Castle, Inc.	12,300	1,331,475
CubeSmart	7,091	306,473
Digital Realty Trust, Inc.	9,603	1,348,837
EastGroup Properties, Inc.	1,443	256,031
EPR Properties	2,370	104,920
Equinix, Inc.	1,479	1,227,230
Equity LifeStyle Properties, Inc.	3,892	263,449
Equity Residential	11,853	713,432
Essex Property Trust, Inc.	2,027	472,838
Extra Space Storage, Inc.	6,645	959,804
Federal Realty Investment Trust	2,555	259,920
First Industrial Realty Trust, Inc.	4,287	220,866
Gaming & Leisure Properties, Inc.	8,106	370,039
Healthcare Realty Trust, Inc., Class A	11,963	192,724
Healthpeak Properties, Inc.	17,330	320,605
Highwoods Properties, Inc.	3,240	74,423
Host Hotels & Resorts, Inc.	22,442	431,335
Invitation Homes, Inc.	19,409	639,138
Iron Mountain, Inc.	4,631	312,685
Kilroy Realty Corp.	3,681	131,633
Kimco Realty Corp.	20,757	419,291
Lamar Advertising Co., Class A	660	69,089
Medical Properties Trust, Inc. (a)	19,376	60,066
Mid-America Apartment Communities, Inc.	3,689	466,216
National Storage Affiliates Trust	2,591	96,774
NET Lease Office Properties	468	11,597
NNN REIT, Inc.	5,744	231,713
Omega Healthcare Investors, Inc.	7,760	225,040
Park Hotels & Resorts, Inc.	6,855	103,373
Prologis, Inc.	29,349	3,718,225
Public Storage	2,088	591,301
Rayonier, Inc.	4,711	142,743
Realty Income Corp.	26,426	1,437,310
Regency Centers Corp.	5,720	358,472
Rexford Industrial Realty, Inc.	6,652	349,829
SBA Communications Corp., Class A	3,067	686,579
Simon Property Group, Inc.	8,059	1,117,058

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STAG Industrial, Inc.	5,892	217,650
Sun Communities, Inc.	3,048	382,067
UDR, Inc.	9,824	353,860
Ventas, Inc.	12,677	588,086
VICI Properties, Inc., Class A	32,857	989,653
Vornado Realty Trust	5,584	151,829
Welltower, Inc.	17,066	1,476,380
Weyerhaeuser Co.	23,273	762,656
WP Carey, Inc.	6,729	416,929
		28,736,869

Financial Services 10.9%
Affiliated Managers Group, Inc.	1,093	162,682
Affirm Holdings, Inc. *	7,143	289,363
AGNC Investment Corp.	20,470	194,056
Ally Financial, Inc.	8,763	321,427
American Express Co.	12,405	2,490,180
Annaly Capital Management, Inc.	15,988	306,810
Bank of New York Mellon Corp.	24,499	1,358,714
Berkshire Hathaway, Inc., Class B *	58,272	22,361,297
BlackRock, Inc.	4,730	3,662,486
Block, Inc. *	10,815	703,083
Blue Owl Capital, Inc., Class A	12,268	190,645
Capital One Financial Corp.	12,054	1,631,147
Carlyle Group, Inc.	6,678	267,254
Cboe Global Markets, Inc.	3,344	614,794
Charles Schwab Corp. (b)	47,008	2,957,743
CME Group, Inc.	11,424	2,351,516
Coinbase Global, Inc., Class A *	5,383	690,101
Corebridge Financial, Inc.	7,262	175,522
Credit Acceptance Corp. *	198	107,132
Discover Financial Services	7,927	836,457
Euronet Worldwide, Inc. *	744	74,140
Evercore, Inc., Class A	1,147	196,974
Fidelity National Information Services, Inc.	18,809	1,171,048
Fiserv, Inc. *	13,803	1,958,232
FleetCor Technologies, Inc. *	156	45,229
Franklin Resources, Inc.	9,006	239,830
Global Payments, Inc.	8,193	1,091,553
Goldman Sachs Group, Inc.	10,147	3,896,549
Houlihan Lokey, Inc., Class A	1,482	177,514
Interactive Brokers Group, Inc., Class A	3,294	292,342
Intercontinental Exchange, Inc.	18,011	2,293,341
Invesco Ltd.	11,491	181,902
Jack Henry & Associates, Inc.	1,576	261,348
Janus Henderson Group PLC	4,306	123,841
Jefferies Financial Group, Inc.	5,734	233,718
KKR & Co., Inc.	15,896	1,376,276
Lazard, Inc.	3,467	135,144
MGIC Investment Corp.	8,938	177,330
Moody's Corp.	448	175,634
Morgan Stanley	38,252	3,337,104
MSCI, Inc., Class A	1,220	730,316
Nasdaq, Inc.	10,857	627,209
NCR Atleos Corp. *	2,110	47,243
Northern Trust Corp.	6,504	517,979
OneMain Holdings, Inc.	3,536	168,314
PayPal Holdings, Inc. *	3,358	206,013
Raymond James Financial, Inc.	6,010	662,182
Rithm Capital Corp.	15,219	162,843
Robinhood Markets, Inc., Class A *	21,300	228,762
Rocket Cos., Inc., Class A *	2,515	30,960
S&P Global, Inc.	9,360	4,196,556
SEI Investments Co.	3,181	201,166
SLM Corp.	4,351	86,498
SoFi Technologies, Inc. *	29,584	231,643
Starwood Property Trust, Inc.	9,623	195,636
State Street Corp.	9,788	723,039
SECURITY	NUMBER OF SHARES	VALUE ($)
Stifel Financial Corp.	3,139	228,990
Synchrony Financial	13,084	508,575
T Rowe Price Group, Inc.	7,007	759,909
TPG, Inc.	1,439	59,906
Tradeweb Markets, Inc., Class A	2,381	227,124
UWM Holdings Corp.	1,931	12,938
Virtu Financial, Inc., Class A	2,861	48,036
Voya Financial, Inc.	3,110	225,071
Western Union Co.	10,176	127,912
WEX, Inc. *	729	149,000
XP, Inc., Class A	9,314	228,938
		70,704,216

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	56,828	2,279,939
Archer-Daniels-Midland Co.	16,974	943,415
Boston Beer Co., Inc., Class A *	23	8,033
Brown-Forman Corp., Class B	1,565	85,919
Bunge Global SA	4,593	404,597
Campbell Soup Co.	6,075	271,127
Coca-Cola Co.	62,484	3,717,173
Conagra Brands, Inc.	15,108	440,398
Constellation Brands, Inc., Class A	4,606	1,128,839
Darling Ingredients, Inc. *	5,012	217,020
Flowers Foods, Inc.	6,049	137,917
Freshpet, Inc. *	992	85,411
General Mills, Inc.	18,491	1,200,251
Hershey Co.	1,228	237,667
Hormel Foods Corp.	9,176	278,675
Ingredion, Inc.	2,087	224,499
J M Smucker Co.	3,261	428,985
Kellanova	8,252	451,880
Keurig Dr Pepper, Inc.	30,292	952,380
Kraft Heinz Co.	25,545	948,486
Lamb Weston Holdings, Inc.	255	26,122
McCormick & Co., Inc. - Non Voting Shares	7,982	544,053
Molson Coors Beverage Co., Class B	5,653	349,299
Mondelez International, Inc., Class A	43,274	3,257,234
PepsiCo, Inc.	13,551	2,283,750
Philip Morris International, Inc.	49,373	4,485,537
Pilgrim's Pride Corp. *	1,296	35,212
Post Holdings, Inc. *	1,626	151,007
Seaboard Corp.	7	25,221
Tyson Foods, Inc., Class A	8,819	482,928
WK Kellogg Co.	2,133	27,708
		26,110,682

Health Care Equipment & Services 6.6%
Abbott Laboratories	51,611	5,839,785
Acadia Healthcare Co., Inc. *	2,841	233,360
agilon health, Inc. *	970	5,713
Amedisys, Inc. *	1,010	95,213
Baxter International, Inc.	16,047	620,858
Becton Dickinson & Co.	9,213	2,200,156
Boston Scientific Corp. *	46,532	2,943,614
Cardinal Health, Inc.	3,822	417,324
Centene Corp. *	16,970	1,278,011
Certara, Inc. *	2,560	41,370
Chemed Corp.	137	81,212
Cigna Group	8,602	2,588,772
Cooper Cos., Inc.	1,542	575,212
CVS Health Corp.	40,742	3,029,983
DENTSPLY SIRONA, Inc.	6,867	238,628
Doximity, Inc., Class A *	2,156	58,104
Elevance Health, Inc.	6,540	3,227,098
Encompass Health Corp.	2,916	207,153
Enovis Corp. *	1,690	99,203

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,272	123,892
GE HealthCare Technologies, Inc.	11,449	839,899
Globus Medical, Inc., Class A *	2,733	144,275
HCA Healthcare, Inc.	5,016	1,529,378
Henry Schein, Inc. *	4,133	309,314
Hologic, Inc. *	7,713	574,156
Humana, Inc.	2,249	850,257
ICU Medical, Inc. *	656	60,044
Integra LifeSciences Holdings Corp. *	2,131	85,560
Laboratory Corp. of America Holdings	2,693	598,654
McKesson Corp.	2,669	1,334,206
Medtronic PLC	42,262	3,699,615
Molina Healthcare, Inc. *	835	297,627
Premier, Inc., Class A	3,860	83,453
Quest Diagnostics, Inc.	3,558	456,954
QuidelOrtho Corp. *	1,723	118,043
R1 RCM, Inc. *	4,949	50,678
STERIS PLC	3,149	689,474
Stryker Corp.	8,430	2,828,096
Tandem Diabetes Care, Inc. *	1,831	41,747
Teladoc Health, Inc. *	5,285	102,688
Teleflex, Inc.	1,488	361,331
Tenet Healthcare Corp. *	3,202	264,933
UnitedHealth Group, Inc.	4,704	2,407,225
Universal Health Services, Inc., Class B	1,903	302,215
Zimmer Biomet Holdings, Inc.	6,669	837,626
		42,772,109

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	831	82,975
Colgate-Palmolive Co.	26,118	2,199,136
Coty, Inc., Class A *	12,034	145,371
Estee Lauder Cos., Inc., Class A	5,003	660,346
Kenvue, Inc.	36,420	756,079
Kimberly-Clark Corp.	651	78,751
Olaplex Holdings, Inc. *	4,415	9,934
Procter & Gamble Co.	60,839	9,560,240
Reynolds Consumer Products, Inc.	1,698	46,135
Spectrum Brands Holdings, Inc.	1,116	87,740
		13,626,707

Insurance 4.1%
Aflac, Inc.	18,767	1,582,809
Allstate Corp.	8,343	1,295,251
American Financial Group, Inc.	2,304	277,402
American International Group, Inc.	22,640	1,573,706
Aon PLC, Class A	6,307	1,882,198
Arch Capital Group Ltd. *	9,771	805,424
Arthur J Gallagher & Co.	6,358	1,476,073
Assurant, Inc.	1,679	281,988
Assured Guaranty Ltd.	1,771	143,681
Axis Capital Holdings Ltd.	2,497	148,621
Brighthouse Financial, Inc. *	1,869	96,758
Brown & Brown, Inc.	4,599	356,698
Chubb Ltd.	12,927	3,167,115
Cincinnati Financial Corp.	4,881	540,815
CNA Financial Corp.	818	36,049
Everest Group Ltd.	1,178	453,495
Fidelity National Financial, Inc.	8,219	411,197
First American Financial Corp.	3,171	191,370
Globe Life, Inc.	2,790	342,668
Hanover Insurance Group, Inc.	1,141	150,623
Hartford Financial Services Group, Inc.	9,392	816,728
Kemper Corp.	1,938	116,280
Lincoln National Corp.	4,828	132,529
Loews Corp.	5,832	424,920
Markel Group, Inc. *	418	625,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	3,143	609,239
MetLife, Inc.	20,143	1,396,313
Old Republic International Corp.	8,281	232,199
Primerica, Inc.	400	93,664
Principal Financial Group, Inc.	7,685	607,883
Progressive Corp.	4,670	832,427
Prudential Financial, Inc.	11,531	1,209,948
Reinsurance Group of America, Inc.	2,111	367,082
RenaissanceRe Holdings Ltd.	1,172	268,189
RLI Corp.	1,006	137,188
Travelers Cos., Inc.	7,257	1,533,839
Unum Group	6,239	301,593
W R Berkley Corp.	6,365	521,166
White Mountains Insurance Group Ltd.	78	122,926
Willis Towers Watson PLC	2,879	709,098
		26,273,078

Materials 4.6%
Air Products & Chemicals, Inc.	7,054	1,803,778
Albemarle Corp.	3,716	426,374
Alcoa Corp.	5,605	166,749
Amcor PLC	45,643	430,413
AptarGroup, Inc.	2,066	268,332
Ashland, Inc.	1,521	142,396
Avery Dennison Corp.	1,710	341,060
Axalta Coating Systems Ltd. *	6,246	202,495
Ball Corp.	9,776	542,079
Berry Global Group, Inc.	3,859	252,610
Celanese Corp., Class A	3,131	458,034
CF Industries Holdings, Inc.	6,113	461,593
Chemours Co.	4,686	141,377
Cleveland-Cliffs, Inc. *	16,124	323,286
Corteva, Inc.	22,671	1,031,077
Crown Holdings, Inc.	3,436	304,086
Dow, Inc.	22,487	1,205,303
DuPont de Nemours, Inc.	14,594	901,909
Eagle Materials, Inc.	366	82,818
Eastman Chemical Co.	3,844	321,166
Ecolab, Inc.	1,748	346,489
Element Solutions, Inc.	7,304	162,368
FMC Corp.	3,362	188,944
Freeport-McMoRan, Inc.	45,400	1,801,926
Ginkgo Bioworks Holdings, Inc. *	45,846	55,474
Graphic Packaging Holding Co.	4,458	113,724
Huntsman Corp.	5,437	133,424
International Flavors & Fragrances, Inc.	8,111	654,395
International Paper Co.	10,986	393,628
Linde PLC	13,972	5,656,285
Louisiana-Pacific Corp.	2,063	137,293
LyondellBasell Industries NV, Class A	8,216	773,290
Martin Marietta Materials, Inc.	1,960	996,503
Mosaic Co.	10,495	322,301
MP Materials Corp. *	3,417	54,023
NewMarket Corp.	196	109,331
Newmont Corp.	36,664	1,265,275
Nucor Corp.	7,893	1,475,439
Olin Corp.	3,980	207,239
Packaging Corp. of America	2,805	465,293
PPG Industries, Inc.	5,583	787,426
Reliance Steel & Aluminum Co.	1,824	520,606
Royal Gold, Inc.	2,075	237,359
RPM International, Inc.	3,262	347,925
Sealed Air Corp.	2,110	72,901
Sherwin-Williams Co.	1,261	383,823
Silgan Holdings, Inc.	2,610	119,903
Sonoco Products Co.	3,075	174,968
SSR Mining, Inc.	6,722	63,388
Steel Dynamics, Inc.	4,946	596,933

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
U.S. Steel Corp.	7,163	336,804
Vulcan Materials Co.	3,281	741,539
Westlake Corp.	1,038	143,607
Westrock Co.	8,226	331,179
		29,977,940

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A *	6,358	25,750
Cable One, Inc.	162	88,927
Comcast Corp., Class A	127,027	5,911,837
Electronic Arts, Inc.	8,606	1,184,013
Fox Corp., Class A	11,764	379,977
IAC, Inc. *	2,384	119,701
Interpublic Group of Cos., Inc.	12,229	403,435
Liberty Broadband Corp., Class C *	3,340	262,023
Liberty Media Corp.-Liberty Formula One, Class C *	6,831	459,385
Liberty Media Corp.-Liberty Live, Class C *	2,124	79,161
Liberty Media Corp.-Liberty SiriusXM, Class C *	7,229	219,472
Live Nation Entertainment, Inc. *	3,840	341,184
Madison Square Garden Sports Corp. *	589	109,024
Match Group, Inc. *	933	35,809
New York Times Co., Class A	5,249	254,891
News Corp., Class A	15,897	391,702
Nexstar Media Group, Inc., Class A	703	124,930
Omnicom Group, Inc.	6,271	566,773
Paramount Global, Class B	18,680	272,541
Roku, Inc. *	3,427	301,782
Sirius XM Holdings, Inc. (a)	20,332	103,490
Take-Two Interactive Software, Inc. *	5,235	863,409
TripAdvisor, Inc. *	3,489	75,362
Walt Disney Co.	58,187	5,588,861
Warner Bros Discovery, Inc. *	69,958	700,979
ZoomInfo Technologies, Inc., Class A *	4,654	74,650
		18,939,068

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Agilent Technologies, Inc.	1,730	225,073
Alnylam Pharmaceuticals, Inc. *	787	136,080
Amgen, Inc.	5,439	1,709,260
Avantor, Inc. *	21,413	492,285
Azenta, Inc. *	1,875	122,250
Biogen, Inc. *	4,580	1,129,703
BioMarin Pharmaceutical, Inc. *	5,234	461,011
Bio-Rad Laboratories, Inc., Class A *	650	208,579
Bio-Techne Corp.	290	20,393
Bristol-Myers Squibb Co.	64,772	3,165,408
Catalent, Inc. *	5,711	294,916
Charles River Laboratories International, Inc. *	1,607	347,562
Danaher Corp.	20,939	5,023,476
Elanco Animal Health, Inc. *	15,528	228,883
Exact Sciences Corp. *	3,692	241,457
Exelixis, Inc. *	2,637	57,381
Fortrea Holdings, Inc. *	2,870	88,855
Gilead Sciences, Inc.	39,770	3,112,400
ICON PLC, ADR *	2,203	574,697
Illumina, Inc. *	3,525	504,110
Incyte Corp. *	1,573	92,445
Ionis Pharmaceuticals, Inc. *	655	33,660
IQVIA Holdings, Inc. *	417	86,832
Jazz Pharmaceuticals PLC *	951	116,707
Johnson & Johnson	76,696	12,186,994
Karuna Therapeutics, Inc. *	122	38,237
Maravai LifeSciences Holdings, Inc., Class A *	1,500	8,700
SECURITY	NUMBER OF SHARES	VALUE ($)
Merck & Co., Inc.	65,960	7,966,649
Moderna, Inc. *	10,568	1,067,896
Organon & Co.	8,086	134,632
Perrigo Co. PLC	4,339	139,195
Pfizer, Inc.	179,781	4,868,469
QIAGEN NV *	7,112	310,512
Regeneron Pharmaceuticals, Inc. *	3,040	2,866,051
Repligen Corp. *	980	185,612
Revvity, Inc.	3,935	421,753
Roivant Sciences Ltd. *	689	6,890
Royalty Pharma PLC, Class A	11,767	334,065
Sotera Health Co. *	950	13,984
Thermo Fisher Scientific, Inc.	4,713	2,540,213
United Therapeutics Corp. *	1,433	307,780
Vertex Pharmaceuticals, Inc. *	695	301,199
Viatris, Inc.	38,000	447,260
		52,619,514

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	9,640	832,028
CoStar Group, Inc. *	7,312	610,406
Howard Hughes Holdings, Inc. *	1,082	86,647
Jones Lang LaSalle, Inc. *	1,536	271,964
Zillow Group, Inc., Class C *	6,601	375,201
		2,176,246

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	21,981	3,685,994
Analog Devices, Inc.	15,848	3,048,521
Applied Materials, Inc.	4,120	676,916
Cirrus Logic, Inc. *	1,774	136,953
Entegris, Inc.	4,495	529,061
First Solar, Inc. *	3,382	494,787
GLOBALFOUNDRIES, Inc. *(a)	2,521	138,605
Intel Corp.	134,268	5,784,265
Lam Research Corp.	221	182,362
Marvell Technology, Inc.	27,176	1,839,815
Microchip Technology, Inc.	4,904	417,723
Micron Technology, Inc.	34,769	2,981,442
MKS Instruments, Inc.	2,106	224,184
ON Semiconductor Corp. *	13,707	974,979
Qorvo, Inc. *	3,106	309,792
QUALCOMM, Inc.	4,545	674,978
Skyworks Solutions, Inc.	5,053	527,836
Teradyne, Inc.	841	81,232
Texas Instruments, Inc.	17,108	2,739,333
Universal Display Corp.	810	137,514
Wolfspeed, Inc. *	3,923	127,694
		25,713,986

Software & Services 3.1%
Akamai Technologies, Inc. *	4,744	584,603
Amdocs Ltd.	3,724	341,416
ANSYS, Inc. *	488	159,981
AppLovin Corp., Class A *	4,954	203,758
Aspen Technology, Inc. *	871	167,223
Bentley Systems, Inc., Class B	475	23,940
Bill Holdings, Inc. *	3,254	253,975
CCC Intelligent Solutions Holdings, Inc. *	6,609	72,633
Cognizant Technology Solutions Corp., Class A	16,166	1,246,722
Dolby Laboratories, Inc., Class A	1,868	155,380
Dropbox, Inc., Class A *	950	30,096
DXC Technology Co. *	6,478	141,220
Gen Digital, Inc.	14,844	348,537
GoDaddy, Inc., Class A *	1,832	195,401

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guidewire Software, Inc. *	2,582	288,358
HashiCorp, Inc., Class A *	1,027	22,450
Informatica, Inc., Class A *	1,270	38,100
International Business Machines Corp.	28,915	5,310,529
Kyndryl Holdings, Inc. *	7,305	149,899
nCino, Inc. *	2,090	65,793
NCR Voyix Corp. *	4,027	59,197
Nutanix, Inc., Class A *	5,837	328,039
Okta, Inc. *	4,545	375,644
Oracle Corp.	28,915	3,229,806
PTC, Inc. *	1,729	312,344
Roper Technologies, Inc.	3,363	1,805,931
Salesforce, Inc. *	7,406	2,081,753
SentinelOne, Inc., Class A *	6,406	171,681
Twilio, Inc., Class A *	4,484	315,360
Tyler Technologies, Inc. *	327	138,239
UiPath, Inc., Class A *	2,908	66,826
Unity Software, Inc. *	5,590	181,116
VeriSign, Inc. *	2,670	531,010
Zoom Video Communications, Inc., Class A *	8,069	521,338
		19,918,298

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	9,214	931,535
Arrow Electronics, Inc. *	1,760	195,624
Avnet, Inc.	2,853	129,241
CDW Corp.	260	58,947
Ciena Corp. *	4,710	249,630
Cisco Systems, Inc.	129,041	6,475,277
Cognex Corp.	5,455	197,144
Coherent Corp. *	4,118	195,770
Corning, Inc.	24,173	785,381
Crane NXT Co.	1,504	87,653
F5, Inc. *	1,872	343,886
Hewlett Packard Enterprise Co.	40,672	621,875
HP, Inc.	21,849	627,285
IPG Photonics Corp. *	974	95,345
Jabil, Inc.	1,471	184,302
Juniper Networks, Inc.	10,117	373,924
Keysight Technologies, Inc. *	4,191	642,313
Littelfuse, Inc.	763	184,570
Lumentum Holdings, Inc. *	2,112	116,033
Motorola Solutions, Inc.	426	136,107
NetApp, Inc.	4,024	350,893
Pure Storage, Inc., Class A *	2,017	80,660
TD SYNNEX Corp.	1,847	184,663
Teledyne Technologies, Inc. *	1,480	619,336
Trimble, Inc. *	7,821	397,776
Ubiquiti, Inc.	21	2,640
Viasat, Inc. *	3,726	82,829
Vontier Corp.	3,256	112,625
Western Digital Corp. *	10,300	589,675
Zebra Technologies Corp., Class A *	1,331	318,841
		15,371,780

Telecommunication Services 2.0%
AT&T, Inc.	227,787	4,029,552
Frontier Communications Parent, Inc. *	7,758	191,079
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	260	9,428
T-Mobile U.S., Inc.	16,657	2,685,608
Verizon Communications, Inc.	133,917	5,671,385
		12,587,052

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.4%
Alaska Air Group, Inc. *	3,945	141,349
American Airlines Group, Inc. *	12,925	183,923
Avis Budget Group, Inc.	421	68,922
CH Robinson Worldwide, Inc.	797	67,020
CSX Corp.	55,814	1,992,560
Delta Air Lines, Inc.	19,344	757,124
Expeditors International of Washington, Inc.	4,044	510,879
FedEx Corp.	7,376	1,779,755
GXO Logistics, Inc. *	3,761	204,523
Hertz Global Holdings, Inc. *	4,382	36,590
JB Hunt Transport Services, Inc.	2,099	421,857
Kirby Corp. *	1,858	146,150
Knight-Swift Transportation Holdings, Inc.	4,947	283,859
Landstar System, Inc.	227	43,520
Norfolk Southern Corp.	7,227	1,700,080
Old Dominion Freight Line, Inc.	221	86,415
Ryder System, Inc.	1,382	156,954
Saia, Inc. *	749	337,484
Schneider National, Inc., Class B	1,693	41,512
Southwest Airlines Co.	18,886	564,503
U-Haul Holding Co. *	143	9,475
U-Haul Holding Co. - Non Voting	1,958	125,058
Union Pacific Corp.	11,095	2,706,403
United Airlines Holdings, Inc. *	10,365	428,904
United Parcel Service, Inc., Class B	16,659	2,363,912
XPO, Inc. *	3,687	315,017
		15,473,748

Utilities 4.7%
AES Corp.	8,212	136,976
Alliant Energy Corp.	7,973	387,966
Ameren Corp.	8,321	578,892
American Electric Power Co., Inc.	16,386	1,280,402
American Water Works Co., Inc.	6,186	767,188
Atmos Energy Corp.	4,704	535,974
Avangrid, Inc.	2,296	69,753
Brookfield Renewable Corp., Class A	4,302	120,112
CenterPoint Energy, Inc.	20,046	560,085
Clearway Energy, Inc., Class C	3,576	86,682
CMS Energy Corp.	9,252	528,844
Consolidated Edison, Inc.	11,047	1,004,172
Constellation Energy Corp.	10,227	1,247,694
Dominion Energy, Inc.	26,578	1,215,146
DTE Energy Co.	6,546	690,079
Duke Energy Corp.	24,540	2,351,668
Edison International	12,011	810,502
Entergy Corp.	6,729	671,285
Essential Utilities, Inc.	7,665	274,867
Evergy, Inc.	7,058	358,335
Eversource Energy	11,062	599,782
Exelon Corp.	31,622	1,100,762
FirstEnergy Corp.	17,322	635,371
Hawaiian Electric Industries, Inc.	3,456	44,824
IDACORP, Inc.	1,622	150,165
National Fuel Gas Co.	2,851	134,453
NextEra Energy, Inc.	64,409	3,776,300
NiSource, Inc.	13,124	340,830
NRG Energy, Inc.	7,225	383,214
OGE Energy Corp.	6,481	215,428
PG&E Corp.	64,750	1,092,333
Pinnacle West Capital Corp.	3,592	247,489
PPL Corp.	23,456	614,547
Public Service Enterprise Group, Inc.	15,815	917,112
Sempra	20,041	1,434,134
Southern Co.	34,685	2,411,301
UGI Corp.	6,584	145,770

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	8,340	342,190
WEC Energy Group, Inc.	10,031	810,104
Xcel Energy, Inc.	17,524	1,049,162
		30,121,893
Total Common Stocks (Cost $491,325,199)		642,563,047

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	5,500	909,425
Total Investment Companies (Cost $831,775)		909,425

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)	2,086,336	2,086,336
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (d)(e)	598,717	598,717
		2,685,053
Total Short-Term Investments (Cost $2,685,053)		2,685,053
Total Investments in Securities (Cost $494,842,027)		646,157,525

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	11	2,678,775	7,227

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $580,985.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,523,420	$140,948	($217,557 )	($19,481 )	$530,413	$2,957,743	47,008	$12,015

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$629,975,995	$—	$—	$629,975,995
Telecommunication Services	12,587,052	—	0 *	12,587,052
Investment Companies [1]	909,425	—	—	909,425
Short-Term Investments [1]	2,685,053	—	—	2,685,053
Futures Contracts [2]	7,227	—	—	7,227
Total	$646,164,752	$—	$0	$646,164,752

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	32,400	2,635,092
BorgWarner, Inc.	27,902	945,878
Gentex Corp.	28,083	930,390
Harley-Davidson, Inc.	15,397	499,633
Lear Corp.	6,951	923,788
Lucid Group, Inc. *(a)	88,824	300,225
Phinia, Inc.	5,527	167,136
QuantumScape Corp., Class A *	40,759	277,569
Rivian Automotive, Inc., Class A *	79,344	1,214,756
Thor Industries, Inc.	6,159	696,090
		8,590,557

Banks 2.5%
Bank OZK	12,712	573,438
BOK Financial Corp.	3,406	285,559
Citizens Financial Group, Inc.	55,668	1,820,344
Columbia Banking System, Inc.	24,944	502,871
Comerica, Inc.	15,755	828,398
Commerce Bancshares, Inc.	14,388	749,903
Cullen/Frost Bankers, Inc.	7,105	753,983
East West Bancorp, Inc.	16,784	1,222,043
Fifth Third Bancorp	81,246	2,781,863
First Citizens BancShares, Inc., Class A	1,299	1,961,490
First Hawaiian, Inc.	15,213	329,970
First Horizon Corp.	66,507	947,060
FNB Corp.	42,738	563,287
Huntington Bancshares, Inc.	172,148	2,191,444
KeyCorp	111,491	1,619,964
M&T Bank Corp.	19,798	2,734,104
New York Community Bancorp, Inc.	85,200	551,244
NU Holdings Ltd., Class A *	279,806	2,409,130
Pinnacle Financial Partners, Inc.	9,012	796,480
Popular, Inc.	8,394	717,267
Prosperity Bancshares, Inc.	10,448	667,732
Regions Financial Corp.	111,867	2,088,557
Synovus Financial Corp.	17,291	651,179
TFS Financial Corp.	5,907	78,681
Webster Financial Corp.	20,453	1,012,014
Western Alliance Bancorp	12,941	827,706
Wintrust Financial Corp.	7,242	702,329
Zions Bancorp NA	17,431	730,359
		31,098,399

Capital Goods 12.8%
A O Smith Corp.	14,462	1,122,396
Acuity Brands, Inc.	3,747	892,386
Advanced Drainage Systems, Inc.	8,157	1,063,836
AECOM	15,699	1,384,495
AGCO Corp.	7,500	917,475
Air Lease Corp., Class A	12,402	518,528
SECURITY	NUMBER OF SHARES	VALUE ($)
Allegion PLC	10,530	1,304,562
Allison Transmission Holdings, Inc.	10,653	644,933
AMETEK, Inc.	27,533	4,461,723
Armstrong World Industries, Inc.	5,243	520,158
Axon Enterprise, Inc. *	8,424	2,098,081
AZEK Co., Inc., Class A *	15,721	606,202
Builders FirstSource, Inc. *	14,717	2,556,784
BWX Technologies, Inc.	10,933	890,821
Carlisle Cos., Inc.	5,791	1,819,880
Carrier Global Corp.	99,742	5,456,885
ChargePoint Holdings, Inc. *(a)	37,589	71,419
CNH Industrial NV	117,220	1,406,640
Core & Main, Inc., Class A *	19,537	807,073
Crane Co.	5,756	714,377
Cummins, Inc.	16,974	4,061,878
Curtiss-Wright Corp.	4,561	1,015,142
Donaldson Co., Inc.	14,486	935,651
Dover Corp.	16,696	2,500,727
EMCOR Group, Inc.	5,543	1,264,414
Esab Corp.	6,726	578,369
Fastenal Co.	68,353	4,663,725
Ferguson PLC	24,446	4,592,426
Flowserve Corp.	15,602	622,988
Fortive Corp.	42,331	3,309,438
Fortune Brands Innovations, Inc.	15,104	1,171,919
Gates Industrial Corp. PLC *	13,253	170,699
Generac Holdings, Inc. *	7,282	827,745
Graco, Inc.	19,995	1,705,573
Hayward Holdings, Inc. *	15,832	198,217
HEICO Corp.	12,997	2,334,131
Hexcel Corp.	10,118	671,734
Howmet Aerospace, Inc.	45,395	2,553,923
Hubbell, Inc., Class B	6,411	2,151,339
Huntington Ingalls Industries, Inc.	4,683	1,212,522
IDEX Corp.	9,048	1,913,652
Ingersoll Rand, Inc.	48,447	3,868,977
ITT, Inc.	9,873	1,192,461
Lennox International, Inc.	3,825	1,637,712
Lincoln Electric Holdings, Inc.	6,692	1,487,096
Masco Corp.	26,908	1,810,639
MasTec, Inc. *	7,408	486,483
MDU Resources Group, Inc.	24,077	469,742
Mercury Systems, Inc. *	6,348	188,282
Middleby Corp. *	6,368	898,334
MSC Industrial Direct Co., Inc., Class A	5,605	553,101
Nordson Corp.	6,844	1,722,772
nVent Electric PLC	19,657	1,180,206
Oshkosh Corp.	7,806	859,441
Otis Worldwide Corp.	49,489	4,376,807
Owens Corning	10,597	1,605,763
PACCAR, Inc.	61,381	6,162,039
Parker-Hannifin Corp.	15,299	7,106,385
Pentair PLC	19,678	1,439,839
Plug Power, Inc. *(a)	62,868	279,763
Quanta Services, Inc.	17,206	3,338,824
RBC Bearings, Inc. *	3,381	907,934

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regal Rexnord Corp.	7,901	1,054,467
Rockwell Automation, Inc.	13,755	3,483,866
Sensata Technologies Holding PLC	18,000	651,060
SiteOne Landscape Supply, Inc. *	5,294	818,188
Snap-on, Inc.	6,228	1,805,684
Spirit AeroSystems Holdings, Inc., Class A *	12,623	346,628
Stanley Black & Decker, Inc.	18,322	1,709,443
Sunrun, Inc. *	25,229	365,316
Textron, Inc.	23,420	1,983,908
Timken Co.	7,297	597,697
Toro Co.	12,435	1,149,989
Trane Technologies PLC	27,261	6,871,135
TransDigm Group, Inc.	6,343	6,930,869
Trex Co., Inc. *	13,002	1,059,403
United Rentals, Inc.	8,099	5,065,115
Valmont Industries, Inc.	2,496	563,372
Vertiv Holdings Co., Class A	41,073	2,313,642
Watsco, Inc.	3,973	1,553,364
WESCO International, Inc.	5,299	919,482
Westinghouse Air Brake Technologies Corp.	21,341	2,807,835
WillScot Mobile Mini Holdings Corp. *	22,964	1,086,197
Woodward, Inc.	7,163	986,846
WW Grainger, Inc.	5,287	4,735,249
Xylem, Inc.	28,385	3,191,609
		161,337,830

Commercial & Professional Services 4.5%
Booz Allen Hamilton Holding Corp., Class A	15,340	2,159,412
Broadridge Financial Solutions, Inc.	14,028	2,864,518
CACI International, Inc., Class A *	2,642	908,135
Ceridian HCM Holding, Inc. *	17,628	1,225,498
Cintas Corp.	10,373	6,271,205
Clarivate PLC *	56,396	504,180
Clean Harbors, Inc. *	6,049	1,015,990
Concentrix Corp.	5,282	469,411
Copart, Inc. *	102,714	4,934,380
Driven Brands Holdings, Inc. *	7,549	98,967
Dun & Bradstreet Holdings, Inc.	32,693	378,912
Equifax, Inc.	14,586	3,563,943
FTI Consulting, Inc. *	3,986	763,757
Genpact Ltd.	21,089	757,095
Jacobs Solutions, Inc.	15,057	2,029,232
KBR, Inc.	16,033	835,480
Leidos Holdings, Inc.	16,336	1,804,638
ManpowerGroup, Inc.	5,899	437,352
MSA Safety, Inc.	4,422	729,763
Paychex, Inc.	38,576	4,695,856
Paycom Software, Inc.	6,169	1,173,591
Paycor HCM, Inc. *	7,607	147,804
Paylocity Holding Corp. *	5,032	797,119
RB Global, Inc.	21,780	1,393,267
Republic Services, Inc., Class A	24,726	4,231,113
Robert Half, Inc.	12,346	982,001
Rollins, Inc.	30,489	1,320,479
Science Applications International Corp.	6,303	804,641
SS&C Technologies Holdings, Inc.	26,005	1,586,825
Stericycle, Inc. *	10,961	526,128
Tetra Tech, Inc.	6,345	1,003,652
TransUnion	23,110	1,598,981
Verisk Analytics, Inc., Class A	17,081	4,125,574
Vestis Corp.	13,897	297,396
		56,436,295

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 3.2%
Advance Auto Parts, Inc.	7,058	471,827
AutoNation, Inc. *	3,399	474,704
Bath & Body Works, Inc.	27,374	1,167,775
Best Buy Co., Inc.	23,317	1,690,249
Burlington Stores, Inc. *	7,745	1,480,457
CarMax, Inc. *	18,944	1,348,434
Coupang, Inc., Class A *	131,140	1,835,960
Dick's Sporting Goods, Inc.	7,188	1,071,515
eBay, Inc.	63,974	2,627,412
Etsy, Inc. *	14,659	975,703
Five Below, Inc. *	6,540	1,173,668
Floor & Decor Holdings, Inc., Class A *	12,483	1,255,291
GameStop Corp., Class A *(a)	31,879	453,638
Gap, Inc.	23,248	434,505
Genuine Parts Co.	16,789	2,354,322
Kohl's Corp.	13,368	344,360
Lithia Motors, Inc., Class A	3,240	955,314
LKQ Corp.	31,930	1,490,173
Macy's, Inc.	32,481	594,078
Murphy USA, Inc.	2,334	822,782
Nordstrom, Inc.	13,547	245,878
Ollie's Bargain Outlet Holdings, Inc. *	7,376	530,556
Penske Automotive Group, Inc.	2,355	349,411
Petco Health & Wellness Co., Inc., Class A *	9,048	21,625
Pool Corp.	4,546	1,687,703
RH *	1,860	471,473
Ross Stores, Inc.	40,204	5,639,817
Tractor Supply Co.	13,109	2,944,281
Ulta Beauty, Inc. *	5,884	2,954,062
Valvoline, Inc. *	16,521	602,851
Victoria's Secret & Co. *	9,108	237,263
Wayfair, Inc., Class A *	9,888	496,872
Williams-Sonoma, Inc.	7,626	1,474,792
		40,678,751

Consumer Durables & Apparel 2.8%
Birkenstock Holding PLC *(a)	3,543	164,360
Brunswick Corp.	8,283	668,272
Capri Holdings Ltd. *	13,475	656,772
Carter's, Inc.	4,316	326,462
Columbia Sportswear Co.	4,239	335,983
Crocs, Inc. *	7,253	736,035
Deckers Outdoor Corp. *	3,136	2,363,697
DR Horton, Inc.	37,251	5,323,540
Garmin Ltd.	18,390	2,197,421
Hasbro, Inc.	15,659	766,508
Leggett & Platt, Inc.	15,959	370,408
Lennar Corp., Class A	30,793	4,614,331
Mattel, Inc. *	42,164	754,314
Mohawk Industries, Inc. *	6,343	661,258
Newell Brands, Inc.	45,283	376,755
NVR, Inc. *	354	2,504,653
Peloton Interactive, Inc., Class A *	40,646	225,992
Polaris, Inc.	6,445	579,792
PulteGroup, Inc.	25,640	2,680,918
PVH Corp.	7,210	867,075
Ralph Lauren Corp., Class A	4,790	688,179
Skechers USA, Inc., Class A *	15,923	994,232
Tapestry, Inc.	27,407	1,063,118
Tempur Sealy International, Inc.	19,924	994,008
Toll Brothers, Inc.	12,806	1,272,276
TopBuild Corp. *	3,782	1,396,050
Under Armour, Inc., Class A *	46,139	351,579
VF Corp.	41,935	690,250

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	6,414	702,461
YETI Holdings, Inc. *	10,346	454,914
		35,781,613

Consumer Services 3.6%
ADT, Inc.	25,612	167,246
Aramark	28,051	815,723
Boyd Gaming Corp.	8,645	548,871
Bright Horizons Family Solutions, Inc. *	6,891	677,041
Caesars Entertainment, Inc. *	24,573	1,078,018
Carnival Corp. *	118,953	1,972,241
Cava Group, Inc. *	1,865	87,282
Choice Hotels International, Inc.	3,585	434,215
Churchill Downs, Inc.	8,497	1,027,882
Darden Restaurants, Inc.	14,448	2,348,956
Domino's Pizza, Inc.	4,180	1,781,600
DoorDash, Inc., Class A *	36,621	3,815,908
DraftKings, Inc., Class A *	50,029	1,953,633
Expedia Group, Inc. *	16,455	2,440,770
Grand Canyon Education, Inc. *	3,560	464,900
H&R Block, Inc.	17,481	818,810
Hilton Worldwide Holdings, Inc.	29,825	5,695,382
Hyatt Hotels Corp., Class A	5,260	675,226
Marriott Vacations Worldwide Corp.	4,326	362,908
MGM Resorts International *	33,827	1,467,077
Mister Car Wash, Inc. *	8,810	73,123
Norwegian Cruise Line Holdings Ltd. *	50,545	899,701
Penn Entertainment, Inc. *	17,951	404,795
Planet Fitness, Inc., Class A *	10,215	692,168
Royal Caribbean Cruises Ltd. *	28,014	3,571,785
Service Corp. International	17,549	1,177,889
Texas Roadhouse, Inc., Class A	7,979	1,003,120
Travel & Leisure Co.	8,405	339,730
Vail Resorts, Inc.	4,520	1,003,440
Wendy's Co.	20,538	391,865
Wingstop, Inc.	3,589	1,008,904
Wyndham Hotels & Resorts, Inc.	9,673	753,817
Wynn Resorts Ltd.	12,415	1,172,348
Yum! Brands, Inc.	33,565	4,346,332
		45,472,706

Consumer Staples Distribution & Retail 1.2%
Albertsons Cos., Inc., Class A	49,781	1,056,353
BJ's Wholesale Club Holdings, Inc. *	15,915	1,023,971
Casey's General Stores, Inc.	4,450	1,207,552
Dollar Tree, Inc. *	24,965	3,260,928
Grocery Outlet Holding Corp. *	11,437	283,409
Kroger Co.	78,115	3,604,226
Maplebear, Inc. *(a)	2,489	60,906
Performance Food Group Co. *	18,391	1,336,658
U.S. Foods Holding Corp. *	27,077	1,245,813
Walgreens Boots Alliance, Inc.	85,749	1,935,355
		15,015,171

Energy 4.7%
Antero Midstream Corp.	40,332	493,664
Antero Resources Corp. *	33,935	758,108
APA Corp.	36,620	1,147,305
Baker Hughes Co., Class A	121,275	3,456,337
Cheniere Energy, Inc.	28,687	4,704,381
Chesapeake Energy Corp.	14,967	1,154,105
Coterra Energy, Inc.	89,349	2,223,003
Devon Energy Corp.	76,728	3,224,111
Diamondback Energy, Inc.	21,353	3,282,810
DT Midstream, Inc.	11,645	625,220
EQT Corp.	43,142	1,527,227
SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	107,548	3,834,086
Hess Corp.	33,270	4,675,433
HF Sinclair Corp.	17,316	978,181
Marathon Oil Corp.	72,332	1,652,786
New Fortress Energy, Inc.	7,781	258,563
NOV, Inc.	46,966	916,307
ONEOK, Inc.	69,647	4,753,408
Ovintiv, Inc.	30,643	1,299,876
Phillips 66	53,302	7,692,012
Range Resources Corp.	28,070	815,153
Southwestern Energy Co. *	131,338	847,130
Targa Resources Corp.	26,457	2,247,787
TechnipFMC PLC	51,766	1,001,154
Texas Pacific Land Corp.	737	1,077,000
Williams Cos., Inc.	145,805	5,053,601
		59,698,748

Equity Real Estate Investment Trusts (REITs) 6.9%
Agree Realty Corp.	11,826	704,948
Alexandria Real Estate Equities, Inc.	20,529	2,481,956
American Homes 4 Rent, Class A	39,846	1,396,602
Americold Realty Trust, Inc.	32,296	888,140
Apartment Income REIT Corp.	17,722	579,332
AvalonBay Communities, Inc.	16,965	3,036,905
Boston Properties, Inc.	18,731	1,245,611
Brixmor Property Group, Inc.	35,826	803,935
Camden Property Trust	12,399	1,163,522
Cousins Properties, Inc.	18,005	412,495
CubeSmart	26,726	1,155,098
Digital Realty Trust, Inc.	36,160	5,079,034
EastGroup Properties, Inc.	5,474	971,252
EPR Properties	8,840	391,347
Equity LifeStyle Properties, Inc.	21,297	1,441,594
Equity Residential	44,649	2,687,423
Essex Property Trust, Inc.	7,640	1,782,183
Extra Space Storage, Inc.	25,033	3,615,767
Federal Realty Investment Trust	9,666	983,322
First Industrial Realty Trust, Inc.	15,806	814,325
Gaming & Leisure Properties, Inc.	30,665	1,399,857
Healthcare Realty Trust, Inc., Class A	45,572	734,165
Healthpeak Properties, Inc.	65,347	1,208,920
Highwoods Properties, Inc.	12,526	287,722
Host Hotels & Resorts, Inc.	84,607	1,626,147
Invitation Homes, Inc.	73,155	2,408,994
Iron Mountain, Inc.	34,660	2,340,243
Kilroy Realty Corp.	13,911	497,457
Kimco Realty Corp.	78,515	1,586,003
Lamar Advertising Co., Class A	10,387	1,087,311
Medical Properties Trust, Inc. (a)	71,152	220,571
Mid-America Apartment Communities, Inc.	13,896	1,756,176
National Storage Affiliates Trust	9,702	362,370
NET Lease Office Properties	1,675	41,507
NNN REIT, Inc.	21,721	876,225
Omega Healthcare Investors, Inc.	29,280	849,120
Park Hotels & Resorts, Inc.	25,349	382,263
Rayonier, Inc.	17,634	534,310
Realty Income Corp.	99,572	5,415,721
Regency Centers Corp.	21,665	1,357,746
Rexford Industrial Realty, Inc.	25,241	1,327,424
SBA Communications Corp., Class A	12,854	2,877,496
Simon Property Group, Inc.	38,846	5,384,444
STAG Industrial, Inc.	21,663	800,231
Sun Communities, Inc.	14,707	1,843,522
UDR, Inc.	39,333	1,416,775
Ventas, Inc.	47,821	2,218,416
VICI Properties, Inc., Class A	123,800	3,728,856
Vornado Realty Trust	21,269	578,304

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Welltower, Inc.	64,278	5,560,690
Weyerhaeuser Co.	87,667	2,872,848
WP Carey, Inc.	25,370	1,571,925
		86,788,550

Financial Services 8.4%
Affiliated Managers Group, Inc.	4,131	614,858
Affirm Holdings, Inc. *	26,887	1,089,192
AGNC Investment Corp.	77,709	736,681
Ally Financial, Inc.	32,345	1,186,415
Ameriprise Financial, Inc.	12,284	4,751,820
Annaly Capital Management, Inc.	58,989	1,131,999
Apollo Global Management, Inc.	62,456	6,270,582
ARES Management Corp., Class A	19,545	2,374,327
Bank of New York Mellon Corp.	92,194	5,113,079
Block, Inc. *	64,905	4,219,474
Blue Owl Capital, Inc., Class A	54,671	849,587
Carlyle Group, Inc.	25,227	1,009,585
Cboe Global Markets, Inc.	12,587	2,314,120
Coinbase Global, Inc., Class A *	20,278	2,599,640
Corebridge Financial, Inc.	27,293	659,672
Credit Acceptance Corp. *	752	406,885
Discover Financial Services	29,863	3,151,144
Equitable Holdings, Inc.	41,289	1,349,737
Euronet Worldwide, Inc. *	5,684	566,411
Evercore, Inc., Class A	4,200	721,266
FactSet Research Systems, Inc.	4,593	2,185,901
Fidelity National Information Services, Inc.	70,871	4,412,428
FleetCor Technologies, Inc. *	8,602	2,493,978
Franklin Resources, Inc.	34,031	906,246
Global Payments, Inc.	30,868	4,112,544
Houlihan Lokey, Inc., Class A	6,076	727,783
Interactive Brokers Group, Inc., Class A	12,394	1,099,967
Invesco Ltd.	43,290	685,281
Jack Henry & Associates, Inc.	8,721	1,446,203
Janus Henderson Group PLC	16,060	461,886
Jefferies Financial Group, Inc.	21,728	885,633
KKR & Co., Inc.	79,428	6,876,876
Lazard, Inc.	13,136	512,041
LPL Financial Holdings, Inc.	9,019	2,157,255
MarketAxess Holdings, Inc.	4,425	997,882
MGIC Investment Corp.	32,806	650,871
Morningstar, Inc.	3,077	859,406
MSCI, Inc., Class A	9,193	5,503,114
Nasdaq, Inc.	40,880	2,361,638
NCR Atleos Corp. *	7,724	172,940
Northern Trust Corp.	24,521	1,952,852
OneMain Holdings, Inc.	13,383	637,031
Raymond James Financial, Inc.	22,647	2,495,246
Rithm Capital Corp.	57,426	614,458
Robinhood Markets, Inc., Class A *	80,492	864,484
Rocket Cos., Inc., Class A *	13,948	171,700
SEI Investments Co.	11,975	757,299
Shift4 Payments, Inc., Class A *	6,420	461,020
SLM Corp.	27,058	537,913
SoFi Technologies, Inc. *	111,522	873,217
Starwood Property Trust, Inc.	35,360	718,869
State Street Corp.	36,881	2,724,399
Stifel Financial Corp.	11,837	863,509
Synchrony Financial	49,305	1,916,485
T Rowe Price Group, Inc.	26,402	2,863,297
Toast, Inc., Class A *	42,453	754,390
TPG, Inc.	7,748	322,549
Tradeweb Markets, Inc., Class A	13,721	1,308,846
UWM Holdings Corp.	11,458	76,769
Virtu Financial, Inc., Class A	10,562	177,336
Voya Financial, Inc.	11,728	848,755
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Union Co.	43,524	547,097
WEX, Inc. *	5,115	1,045,455
XP, Inc., Class A	38,640	949,771
		105,109,094

Food, Beverage & Tobacco 1.7%
Boston Beer Co., Inc., Class A *	1,119	390,833
Brown-Forman Corp., Class B	28,075	1,541,318
Bunge Global SA	17,316	1,525,366
Campbell Soup Co.	22,903	1,022,161
Celsius Holdings, Inc. *	17,203	858,430
Conagra Brands, Inc.	56,933	1,659,597
Darling Ingredients, Inc. *	18,974	821,574
Flowers Foods, Inc.	22,361	509,831
Freshpet, Inc. *	5,191	446,945
Hormel Foods Corp.	34,606	1,050,984
Ingredion, Inc.	7,891	848,835
J M Smucker Co.	12,305	1,618,723
Kellanova	31,098	1,702,926
Lamb Weston Holdings, Inc.	17,394	1,781,841
McCormick & Co., Inc. - Non Voting Shares	30,078	2,050,117
Molson Coors Beverage Co., Class B	20,880	1,290,175
Pilgrim's Pride Corp. *	4,961	134,790
Post Holdings, Inc. *	6,165	572,544
Seaboard Corp.	26	93,678
Tyson Foods, Inc., Class A	33,254	1,820,989
WK Kellogg Co.	7,508	97,529
		21,839,186

Health Care Equipment & Services 5.2%
Acadia Healthcare Co., Inc. *	10,739	882,101
agilon health, Inc. *	34,528	203,370
Align Technology, Inc. *	9,138	2,442,770
Amedisys, Inc. *	3,811	359,263
Baxter International, Inc.	60,510	2,341,132
Cardinal Health, Inc.	29,525	3,223,835
Cencora, Inc.	19,349	4,502,125
Certara, Inc. *	14,136	228,438
Chemed Corp.	1,755	1,040,346
Cooper Cos., Inc.	5,815	2,169,169
DaVita, Inc. *	6,476	700,444
DENTSPLY SIRONA, Inc.	25,293	878,932
Dexcom, Inc. *	46,302	5,618,748
Doximity, Inc., Class A *	14,370	387,272
Encompass Health Corp.	11,852	841,966
Enovis Corp. *	6,263	367,638
Envista Holdings Corp. *	19,517	458,649
Globus Medical, Inc., Class A *	14,233	751,360
Henry Schein, Inc. *	15,574	1,165,558
Hologic, Inc. *	29,080	2,164,715
ICU Medical, Inc. *	2,411	220,679
IDEXX Laboratories, Inc. *	9,858	5,077,659
Inspire Medical Systems, Inc. *	3,425	722,230
Insulet Corp. *	8,295	1,583,267
Integra LifeSciences Holdings Corp. *	8,211	329,672
Laboratory Corp. of America Holdings	10,147	2,255,678
Masimo Corp. *	5,143	663,138
Molina Healthcare, Inc. *	6,914	2,464,426
Novocure Ltd. *	12,718	177,035
Penumbra, Inc. *	4,336	1,093,496
Premier, Inc., Class A	14,306	309,296
Quest Diagnostics, Inc.	13,403	1,721,347
QuidelOrtho Corp. *	6,378	436,957
R1 RCM, Inc. *	17,987	184,187
ResMed, Inc.	17,379	3,305,486
Shockwave Medical, Inc. *	4,352	984,640

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	11,872	2,599,374
Tandem Diabetes Care, Inc. *	7,727	176,176
Teladoc Health, Inc. *	19,692	382,616
Teleflex, Inc.	5,610	1,362,276
Tenet Healthcare Corp. *	12,076	999,168
Universal Health Services, Inc., Class B	7,168	1,138,350
Veeva Systems, Inc., Class A *	17,336	3,595,660
Zimmer Biomet Holdings, Inc.	25,137	3,157,207
		65,667,851

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	29,239	2,919,514
Clorox Co.	14,802	2,149,991
Coty, Inc., Class A *	44,905	542,452
Olaplex Holdings, Inc. *	16,603	37,357
Reynolds Consumer Products, Inc.	6,461	175,545
Spectrum Brands Holdings, Inc.	4,213	331,226
		6,156,085

Insurance 5.0%
Aflac, Inc.	70,643	5,958,031
Allstate Corp.	31,399	4,874,695
American Financial Group, Inc.	8,676	1,044,590
Arch Capital Group Ltd. *	42,812	3,528,993
Arthur J Gallagher & Co.	25,350	5,885,256
Assurant, Inc.	6,325	1,062,284
Assured Guaranty Ltd.	6,724	545,518
Axis Capital Holdings Ltd.	9,242	550,084
Brighthouse Financial, Inc. *	7,814	404,531
Brown & Brown, Inc.	28,376	2,200,843
Cincinnati Financial Corp.	18,374	2,035,839
CNA Financial Corp.	3,133	138,071
Everest Group Ltd.	5,127	1,973,741
Fidelity National Financial, Inc.	31,043	1,553,081
First American Financial Corp.	12,026	725,769
Globe Life, Inc.	10,500	1,289,610
Hanover Insurance Group, Inc.	4,226	557,874
Hartford Financial Services Group, Inc.	35,340	3,073,166
Kemper Corp.	7,182	430,920
Kinsale Capital Group, Inc.	2,613	1,038,851
Lincoln National Corp.	20,303	557,317
Loews Corp.	21,904	1,595,926
Markel Group, Inc. *	1,572	2,353,960
Old Republic International Corp.	31,265	876,671
Primerica, Inc.	4,260	997,522
Principal Financial Group, Inc.	28,935	2,288,759
Prudential Financial, Inc.	43,466	4,560,887
Reinsurance Group of America, Inc.	7,942	1,381,034
RenaissanceRe Holdings Ltd.	6,002	1,373,438
RLI Corp.	4,825	657,985
Ryan Specialty Holdings, Inc., Class A *	11,345	491,465
Unum Group	23,498	1,135,893
W R Berkley Corp.	23,925	1,958,979
White Mountains Insurance Group Ltd.	298	469,639
Willis Towers Watson PLC	12,379	3,048,948
		62,620,170

Materials 5.6%
Albemarle Corp.	14,013	1,607,852
Alcoa Corp.	21,234	631,712
Amcor PLC	172,413	1,625,855
AptarGroup, Inc.	7,820	1,015,662
Ardagh Metal Packaging SA	17,226	63,564
Ashland, Inc.	5,682	531,949
Avery Dennison Corp.	9,663	1,927,285
Axalta Coating Systems Ltd. *	26,490	858,806
SECURITY	NUMBER OF SHARES	VALUE ($)
Ball Corp.	36,873	2,044,608
Berry Global Group, Inc.	14,264	933,721
Celanese Corp., Class A	11,827	1,730,172
CF Industries Holdings, Inc.	23,036	1,739,448
Chemours Co.	17,773	536,211
Cleveland-Cliffs, Inc. *	59,516	1,193,296
Corteva, Inc.	85,403	3,884,128
Crown Holdings, Inc.	12,677	1,121,914
DuPont de Nemours, Inc.	54,965	3,396,837
Eagle Materials, Inc.	4,142	937,252
Eastman Chemical Co.	14,168	1,183,736
Element Solutions, Inc.	26,663	592,718
FMC Corp.	14,937	839,459
Ginkgo Bioworks Holdings, Inc. *(a)	185,757	224,766
Graphic Packaging Holding Co.	36,455	929,967
Huntsman Corp.	20,295	498,039
International Flavors & Fragrances, Inc.	30,562	2,465,742
International Paper Co.	41,444	1,484,939
Louisiana-Pacific Corp.	7,660	509,773
LyondellBasell Industries NV, Class A	30,968	2,914,708
Martin Marietta Materials, Inc.	7,389	3,756,715
Mosaic Co.	39,686	1,218,757
MP Materials Corp. *	12,518	197,910
NewMarket Corp.	741	413,337
Nucor Corp.	29,753	5,561,728
Olin Corp.	14,701	765,481
Packaging Corp. of America	10,588	1,756,337
PPG Industries, Inc.	28,098	3,962,942
Reliance Steel & Aluminum Co.	6,908	1,971,681
Royal Gold, Inc.	7,845	897,390
RPM International, Inc.	15,217	1,623,045
Scotts Miracle-Gro Co.	4,957	278,881
Sealed Air Corp.	17,254	596,126
Silgan Holdings, Inc.	10,033	460,916
Sonoco Products Co.	11,725	667,153
SSR Mining, Inc.	24,281	228,970
Steel Dynamics, Inc.	18,669	2,253,162
U.S. Steel Corp.	26,579	1,249,745
Vulcan Materials Co.	15,858	3,584,067
Westlake Corp.	3,858	533,754
Westrock Co.	30,360	1,222,294
		70,624,510

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *	23,444	94,948
Cable One, Inc.	670	367,783
Electronic Arts, Inc.	32,399	4,457,454
Fox Corp., Class A	44,372	1,433,216
IAC, Inc. *	8,861	444,911
Interpublic Group of Cos., Inc.	46,135	1,521,994
Liberty Broadband Corp., Class C *	15,877	1,245,551
Liberty Media Corp.-Liberty Formula One, Class C *	25,764	1,732,629
Liberty Media Corp.-Liberty Live, Class C *	7,840	292,197
Liberty Media Corp.-Liberty SiriusXM, Class C *	27,254	827,431
Live Nation Entertainment, Inc. *	18,727	1,663,894
Madison Square Garden Sports Corp. *	2,210	409,071
Match Group, Inc. *	33,424	1,282,813
New York Times Co., Class A	19,320	938,179
News Corp., Class A	60,255	1,484,683
Nexstar Media Group, Inc., Class A	3,988	708,708
Omnicom Group, Inc.	23,614	2,134,233
Paramount Global, Class B	70,536	1,029,120
Pinterest, Inc., Class A *	70,050	2,624,774
Playtika Holding Corp. *	2,563	18,505

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ROBLOX Corp., Class A *	55,569	2,156,633
Roku, Inc. *	14,784	1,301,879
Sirius XM Holdings, Inc. (a)	76,994	391,899
Spotify Technology SA *	16,781	3,613,788
Take-Two Interactive Software, Inc. *	19,739	3,255,553
TKO Group Holdings, Inc.	7,251	606,836
Trade Desk, Inc., Class A *	52,753	3,609,888
TripAdvisor, Inc. *	12,727	274,903
Warner Bros Discovery, Inc. *	263,754	2,642,815
ZoomInfo Technologies, Inc., Class A *	35,889	575,660
		43,141,948

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
10X Genomics, Inc., Class A *	10,969	457,078
Agilent Technologies, Inc.	34,981	4,551,028
Alnylam Pharmaceuticals, Inc. *	14,817	2,562,008
Apellis Pharmaceuticals, Inc. *	12,051	762,708
Avantor, Inc. *	80,746	1,856,351
Azenta, Inc. *	7,101	462,985
Biogen, Inc. *	17,247	4,254,145
BioMarin Pharmaceutical, Inc. *	22,395	1,972,552
Bio-Rad Laboratories, Inc., Class A *	2,455	787,785
Bio-Techne Corp.	18,604	1,308,233
Bruker Corp.	12,713	909,107
Catalent, Inc. *	21,516	1,111,086
Charles River Laboratories International, Inc. *	6,087	1,316,496
Elanco Animal Health, Inc. *	58,669	864,781
Exact Sciences Corp. *	21,366	1,397,336
Exelixis, Inc. *	37,661	819,503
Fortrea Holdings, Inc. *	10,569	327,216
ICON PLC, ADR *	9,754	2,544,526
Illumina, Inc. *	18,927	2,706,750
Incyte Corp. *	22,005	1,293,234
Ionis Pharmaceuticals, Inc. *	17,047	876,045
IQVIA Holdings, Inc. *	21,782	4,535,666
Jazz Pharmaceuticals PLC *	7,309	896,961
Karuna Therapeutics, Inc. *	4,251	1,332,349
Maravai LifeSciences Holdings, Inc., Class A *	12,981	75,290
Medpace Holdings, Inc. *	2,792	814,091
Mettler-Toledo International, Inc. *	2,607	3,121,074
Natera, Inc. *	12,896	850,362
Neurocrine Biosciences, Inc. *	11,564	1,616,300
Organon & Co.	30,585	509,240
Perrigo Co. PLC	16,215	520,177
QIAGEN NV *	26,754	1,168,061
Repligen Corp. *	6,634	1,256,480
Revvity, Inc.	14,839	1,590,444
Roivant Sciences Ltd. *	42,600	426,000
Royalty Pharma PLC, Class A	44,392	1,260,289
Sarepta Therapeutics, Inc. *	10,702	1,273,431
Sotera Health Co. *	12,001	176,655
Ultragenyx Pharmaceutical, Inc. *	9,423	415,649
United Therapeutics Corp. *	5,395	1,158,738
Viatris, Inc.	143,165	1,685,052
Waters Corp. *	7,009	2,226,829
West Pharmaceutical Services, Inc.	8,858	3,304,300
		63,354,391

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	36,362	3,138,404
CoStar Group, Inc. *	48,393	4,039,847
Howard Hughes Holdings, Inc. *	4,000	320,320
SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	5,666	1,003,222
Zillow Group, Inc., Class C *	24,921	1,416,510
		9,918,303

Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. *	8,946	232,059
Cirrus Logic, Inc. *	6,640	512,608
Enphase Energy, Inc. *	15,928	1,658,583
Entegris, Inc.	17,870	2,103,299
First Solar, Inc. *	12,737	1,863,423
GLOBALFOUNDRIES, Inc. *(a)	9,391	516,317
Lattice Semiconductor Corp. *	16,281	990,862
Marvell Technology, Inc.	102,314	6,926,658
Microchip Technology, Inc.	64,390	5,484,740
MKS Instruments, Inc.	7,914	842,445
Monolithic Power Systems, Inc.	5,500	3,314,960
ON Semiconductor Corp. *	51,617	3,671,517
Qorvo, Inc. *	11,692	1,166,160
Skyworks Solutions, Inc.	19,029	1,987,769
Teradyne, Inc.	18,445	1,781,603
Universal Display Corp.	5,586	948,335
Wolfspeed, Inc. *	14,889	484,637
		34,485,975

Software & Services 7.3%
Akamai Technologies, Inc. *	17,874	2,202,613
Alteryx, Inc., Class A *	7,343	348,499
Amdocs Ltd.	14,001	1,283,612
ANSYS, Inc. *	10,388	3,405,498
AppLovin Corp., Class A *	25,130	1,033,597
Aspen Technology, Inc. *	3,273	628,383
Bentley Systems, Inc., Class B	23,240	1,171,296
Bill Holdings, Inc. *	12,290	959,235
CCC Intelligent Solutions Holdings, Inc. *	24,258	266,595
Cloudflare, Inc., Class A *	34,786	2,749,833
Cognizant Technology Solutions Corp., Class A	60,815	4,690,053
Confluent, Inc., Class A *	22,273	498,024
Crowdstrike Holdings, Inc., Class A *	25,552	7,473,960
Datadog, Inc., Class A *	32,688	4,067,695
DocuSign, Inc., Class A *	24,160	1,471,827
Dolby Laboratories, Inc., Class A	7,106	591,077
DoubleVerify Holdings, Inc. *	16,515	660,765
Dropbox, Inc., Class A *	30,936	980,052
DXC Technology Co. *	24,431	532,596
Dynatrace, Inc. *	28,772	1,640,004
Elastic NV *	9,482	1,109,963
EPAM Systems, Inc. *	6,654	1,850,544
Fair Isaac Corp. *	2,900	3,476,607
Five9, Inc. *	8,536	647,541
Gartner, Inc. *	9,188	4,202,959
Gen Digital, Inc.	66,291	1,556,513
Gitlab, Inc., Class A *	10,537	749,286
Globant SA *	4,933	1,163,251
GoDaddy, Inc., Class A *	17,568	1,873,803
Guidewire Software, Inc. *	9,749	1,088,768
HashiCorp, Inc., Class A *	11,528	252,002
HubSpot, Inc. *	5,466	3,339,726
Informatica, Inc., Class A *	5,159	154,770
Kyndryl Holdings, Inc. *	27,123	556,564
Manhattan Associates, Inc. *	7,374	1,788,637
MongoDB, Inc., Class A *	8,008	3,207,364
nCino, Inc. *	8,416	264,936
NCR Voyix Corp. *	15,280	224,616
Nutanix, Inc., Class A *	29,037	1,631,879
Okta, Inc. *	18,295	1,512,082
Palantir Technologies, Inc., Class A *	228,011	3,668,697

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pegasystems, Inc.	4,959	241,702
Procore Technologies, Inc. *	9,499	678,134
PTC, Inc. *	13,710	2,476,711
RingCentral, Inc., Class A *	10,185	345,170
SentinelOne, Inc., Class A *	27,840	746,112
Smartsheet, Inc., Class A *	15,260	686,242
Splunk, Inc. *	18,614	2,854,829
Teradata Corp. *	11,866	547,972
Twilio, Inc., Class A *	20,294	1,427,277
Tyler Technologies, Inc. *	4,981	2,105,718
UiPath, Inc., Class A *	45,473	1,044,970
Unity Software, Inc. *	34,921	1,131,440
VeriSign, Inc. *	10,625	2,113,100
Zoom Video Communications, Inc., Class A *	30,440	1,966,728
Zscaler, Inc. *	10,592	2,496,217
		91,838,044

Technology Hardware & Equipment 3.6%
Amphenol Corp., Class A	69,807	7,057,488
Arrow Electronics, Inc. *	6,643	738,369
Avnet, Inc.	10,944	495,763
CDW Corp.	16,179	3,668,103
Ciena Corp. *	17,770	941,810
Cognex Corp.	20,606	744,701
Coherent Corp. *	15,490	736,395
Corning, Inc.	91,047	2,958,117
Crane NXT Co.	5,743	334,702
F5, Inc. *	7,066	1,298,024
Hewlett Packard Enterprise Co.	153,261	2,343,361
HP, Inc.	103,433	2,969,561
IPG Photonics Corp. *	3,579	350,348
Jabil, Inc.	14,922	1,869,577
Juniper Networks, Inc.	38,063	1,406,809
Keysight Technologies, Inc. *	21,240	3,255,242
Littelfuse, Inc.	2,904	702,478
Lumentum Holdings, Inc. *	8,018	440,509
NetApp, Inc.	25,226	2,199,707
Pure Storage, Inc., Class A *	34,060	1,362,059
TD SYNNEX Corp.	6,951	694,961
Teledyne Technologies, Inc. *	5,577	2,333,807
Trimble, Inc. *	29,532	1,501,998
Ubiquiti, Inc.	474	59,601
Viasat, Inc. *	13,999	311,198
Vontier Corp.	18,544	641,437
Western Digital Corp. *	38,812	2,221,987
Zebra Technologies Corp., Class A *	6,125	1,467,244
		45,105,356

Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	29,345	722,767
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	14,649	531,173
		1,253,940

Transportation 2.1%
Alaska Air Group, Inc. *	14,985	536,913
American Airlines Group, Inc. *	77,722	1,105,984
Avis Budget Group, Inc.	2,388	390,939
CH Robinson Worldwide, Inc.	13,735	1,154,976
Delta Air Lines, Inc.	76,816	3,006,578
Expeditors International of Washington, Inc.	17,622	2,226,187
GXO Logistics, Inc. *	14,011	761,918
Hertz Global Holdings, Inc. *	16,090	134,351
JB Hunt Transport Services, Inc.	9,851	1,979,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Kirby Corp. *	7,020	552,193
Knight-Swift Transportation Holdings, Inc.	18,674	1,071,514
Landstar System, Inc.	4,283	821,137
Lyft, Inc., Class A *	40,936	511,291
Old Dominion Freight Line, Inc.	11,808	4,617,164
Ryder System, Inc.	5,224	593,290
Saia, Inc. *	3,177	1,431,493
Schneider National, Inc., Class B	6,373	156,266
Southwest Airlines Co.	71,148	2,126,614
U-Haul Holding Co. *	885	58,640
U-Haul Holding Co. - Non Voting	12,021	767,781
United Airlines Holdings, Inc. *	39,095	1,617,751
XPO, Inc. *	13,606	1,162,497
		26,785,331

Utilities 5.1%
AES Corp.	80,056	1,335,334
Alliant Energy Corp.	30,071	1,463,255
Ameren Corp.	31,347	2,180,811
American Water Works Co., Inc.	23,325	2,892,766
Atmos Energy Corp.	17,726	2,019,700
Avangrid, Inc.	8,500	258,230
Brookfield Renewable Corp., Class A	16,001	446,748
CenterPoint Energy, Inc.	75,542	2,110,643
Clearway Energy, Inc., Class C	13,679	331,579
CMS Energy Corp.	34,812	1,989,854
Consolidated Edison, Inc.	41,540	3,775,986
Constellation Energy Corp.	38,512	4,698,464
DTE Energy Co.	24,661	2,599,763
Edison International	45,247	3,053,268
Entergy Corp.	25,336	2,527,519
Essential Utilities, Inc.	29,021	1,040,693
Evergy, Inc.	26,709	1,356,016
Eversource Energy	41,727	2,262,438
FirstEnergy Corp.	65,187	2,391,059
Hawaiian Electric Industries, Inc.	13,304	172,553
IDACORP, Inc.	6,014	556,776
National Fuel Gas Co.	10,623	500,981
NiSource, Inc.	49,362	1,281,931
NRG Energy, Inc.	27,183	1,441,786
OGE Energy Corp.	23,935	795,599
PG&E Corp.	243,887	4,114,374
Pinnacle West Capital Corp.	13,521	931,597
PPL Corp.	88,349	2,314,744
Public Service Enterprise Group, Inc.	59,534	3,452,377
UGI Corp.	25,078	555,227
Vistra Corp.	43,473	1,783,697
WEC Energy Group, Inc.	37,775	3,050,709
Xcel Energy, Inc.	65,963	3,949,205
		63,635,682
Total Common Stocks (Cost $1,043,888,640)		1,252,434,486

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	22,500	1,724,175
Total Investment Companies (Cost $1,566,257)		1,724,175

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)	4,634,665	4,634,665
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	2,583,055	2,583,055
		7,217,720
Total Short-Term Investments (Cost $7,217,720)		7,217,720
Total Investments in Securities (Cost $1,052,672,617)		1,261,376,381

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/15/24	20	5,486,600	(66,395)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,472,437.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,251,180,546	$—	$—	$1,251,180,546
Telecommunication Services	1,253,940	—	0 *	1,253,940
Investment Companies[1]	1,724,175	—	—	1,724,175
Short-Term Investments[1]	7,217,720	—	—	7,217,720
Liabilities
Futures Contracts[2]	(66,395)	—	—	(66,395)
Total	$1,261,309,986	$—	$0	$1,261,309,986

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 7.4%
Ampol Ltd.	113,787	2,691,344
ANZ Group Holdings Ltd.	1,605,864	28,334,475
APA Group	683,826	3,782,305
Aristocrat Leisure Ltd.	315,439	9,094,299
ASX Ltd.	106,793	4,565,652
Aurizon Holdings Ltd.	1,016,278	2,505,157
BHP Group Ltd.	2,749,905	84,130,616
BlueScope Steel Ltd.	240,077	3,665,570
Brambles Ltd.	745,346	7,106,700
CAR Group Ltd.	191,401	4,109,630
Cochlear Ltd.	35,499	7,044,738
Coles Group Ltd.	719,175	7,463,147
Commonwealth Bank of Australia	910,174	69,404,764
Computershare Ltd.	293,459	4,860,634
CSL Ltd.	262,818	51,611,550
Dexus	594,607	3,009,107
Endeavour Group Ltd.	785,098	2,873,251
Fortescue Ltd.	918,294	17,747,636
Goodman Group	923,860	15,335,309
GPT Group	955,588	2,888,145
IDP Education Ltd.	146,593	1,877,234
IGO Ltd.	368,999	1,793,783
Insurance Australia Group Ltd.	1,354,155	5,315,634
James Hardie Industries PLC *	238,201	8,949,315
Lottery Corp. Ltd.	1,224,049	4,017,798
Macquarie Group Ltd.	197,831	24,410,252
Medibank Pvt Ltd.	1,491,500	3,734,180
Mineral Resources Ltd.	96,450	3,719,961
Mirvac Group	2,172,766	3,053,606
National Australia Bank Ltd.	1,689,820	35,638,975
Northern Star Resources Ltd.	640,005	5,489,838
Orica Ltd.	250,452	2,641,491
Origin Energy Ltd.	961,326	5,365,353
Pilbara Minerals Ltd.	1,574,885	3,587,061
Qantas Airways Ltd. *	455,512	1,642,286
QBE Insurance Group Ltd.	809,016	8,330,099
Ramsay Health Care Ltd.	102,097	3,403,766
REA Group Ltd.	29,385	3,504,651
Reece Ltd.	119,478	1,759,951
Rio Tinto Ltd.	200,275	17,233,133
Santos Ltd.	1,763,412	8,912,178
Scentre Group	2,828,711	5,623,612
SEEK Ltd.	198,291	3,268,882
Sonic Healthcare Ltd.	241,469	5,034,677
South32 Ltd.	2,420,615	5,241,155
Stockland	1,336,324	3,946,312
Suncorp Group Ltd.	686,981	6,323,341
Telstra Group Ltd.	2,168,806	5,719,863
Transurban Group	1,669,376	14,665,853
Treasury Wine Estates Ltd.	430,774	3,020,640
Vicinity Ltd.	2,160,138	2,867,381
Washington H Soul Pattinson & Co. Ltd.	126,623	2,830,421
SECURITY	NUMBER OF SHARES	VALUE ($)
Wesfarmers Ltd.	616,573	23,341,567
Westpac Banking Corp.	1,910,684	29,974,083
WiseTech Global Ltd.	91,970	4,330,049
Woodside Energy Group Ltd.	1,034,198	21,631,507
Woolworths Group Ltd.	663,635	15,585,437
Xero Ltd. *	79,724	5,706,534
		645,715,888

Austria 0.2%
Erste Group Bank AG	190,289	8,197,346
OMV AG	81,452	3,625,543
Verbund AG	37,628	3,059,845
voestalpine AG	64,179	1,909,435
		16,792,169

Belgium 0.9%
Ageas SA	88,598	3,807,233
Anheuser-Busch InBev SA	469,585	29,047,397
Argenx SE *	32,107	12,124,631
D'ieteren Group	11,407	2,304,357
Elia Group SA	16,766	2,018,716
Groupe Bruxelles Lambert NV	47,505	3,601,339
KBC Group NV	134,808	8,793,741
Lotus Bakeries NV	237	2,020,834
Sofina SA	8,336	1,993,663
Syensqo SA *	40,976	3,652,886
UCB SA	68,189	6,414,244
Umicore SA	114,477	2,603,946
Warehouses De Pauw CVA	92,407	2,703,565
		81,086,552

Denmark 3.5%
AP Moller - Maersk AS, Class A	1,560	2,828,702
AP Moller - Maersk AS, Class B	2,663	4,910,037
Carlsberg AS, Class B	52,327	6,732,781
Coloplast AS, Class B	73,016	8,416,679
Danske Bank AS	373,005	10,015,728
Demant AS *	53,826	2,438,257
DSV AS	100,971	18,064,693
Genmab AS *	35,654	9,859,116
Novo Nordisk AS, Class B	1,772,038	202,551,713
Novozymes AS, Class B	202,594	10,381,054
Orsted AS	104,926	5,914,128
Pandora AS	46,798	6,837,979
Rockwool AS, B Shares	4,990	1,360,408
Tryg AS	179,861	3,844,369
Vestas Wind Systems AS *	547,729	15,443,224
		309,598,868

Finland 1.1%
Elisa OYJ	77,986	3,553,156
Fortum OYJ	227,317	3,107,456

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko OYJ, B Shares	148,607	2,902,236
Kone OYJ, B Shares	183,278	9,072,500
Metso OYJ	348,731	3,485,440
Neste OYJ	228,485	7,876,910
Nokia OYJ	2,875,719	10,396,366
Nordea Bank Abp	1,741,872	21,464,028
Orion OYJ, B Shares	59,753	2,750,890
Sampo OYJ, A Shares	244,351	10,227,418
Stora Enso OYJ, R Shares	321,685	4,093,366
UPM-Kymmene OYJ	288,440	10,491,203
Wartsila OYJ Abp	262,967	3,879,172
		93,300,141

France 12.0%
Accor SA	105,960	4,184,730
Aeroports de Paris SA	18,132	2,426,239
Air Liquide SA	285,152	53,361,434
Airbus SE	321,319	51,181,568
Alstom SA (a)	166,927	2,105,017
Amundi SA	31,523	2,132,140
ArcelorMittal SA	274,351	7,555,631
Arkema SA	33,223	3,615,758
AXA SA	981,862	32,956,502
BioMerieux	23,071	2,483,091
BNP Paribas SA	568,435	38,189,832
Bollore SE	410,407	2,710,751
Bouygues SA	103,880	3,805,393
Bureau Veritas SA	163,196	4,340,831
Capgemini SE	84,237	18,727,687
Carrefour SA	312,267	5,331,115
Cie de Saint-Gobain SA	246,883	17,456,240
Cie Generale des Etablissements Michelin SCA	368,716	12,242,353
Covivio SA	25,895	1,253,937
Credit Agricole SA	590,566	8,459,770
Danone SA	350,649	23,361,504
Dassault Aviation SA	11,352	2,150,164
Dassault Systemes SE	362,022	18,766,593
Edenred SE	133,831	7,993,522
Eiffage SA	40,776	4,266,399
Engie SA	992,632	15,854,786
EssilorLuxottica SA	160,372	31,428,582
Eurazeo SE	23,826	2,029,504
Eurofins Scientific SE	72,103	4,341,810
Euronext NV	46,031	4,048,756
Gecina SA	23,701	2,613,902
Getlink SE	198,033	3,412,323
Hermes International SCA	17,148	36,176,434
Ipsen SA	19,934	2,298,373
Kering SA	40,246	16,531,986
Klepierre SA	122,694	3,176,630
La Francaise des Jeux SAEM	57,938	2,348,436
Legrand SA	143,040	13,862,808
L'Oreal SA	130,750	62,570,938
LVMH Moet Hennessy Louis Vuitton SE	149,973	124,786,315
Orange SA	1,018,592	12,113,017
Pernod Ricard SA	111,224	18,239,129
Publicis Groupe SA	124,110	12,435,019
Remy Cointreau SA	12,394	1,255,810
Renault SA	106,554	4,012,789
Safran SA	184,897	34,521,906
Sanofi SA	613,983	61,487,656
Sartorius Stedim Biotech	15,278	4,116,462
Schneider Electric SE	295,316	58,014,826
SEB SA	13,593	1,659,846
Societe Generale SA	400,174	10,286,481
Sodexo SA	49,028	5,530,797
STMicroelectronics NV	371,427	16,308,434
SECURITY	NUMBER OF SHARES	VALUE ($)
Teleperformance SE	32,822	5,125,944
Thales SA	57,123	8,354,470
TotalEnergies SE	1,245,162	80,780,612
Unibail-Rodamco-Westfield *	64,798	4,639,841
Veolia Environnement SA	367,818	11,984,923
Vinci SA	276,122	34,880,356
Vivendi SE	359,656	4,053,164
Worldline SA *	133,552	1,805,421
		1,048,146,687

Germany 8.0%
adidas AG	88,079	16,628,257
Allianz SE	219,541	58,656,076
BASF SE	483,942	23,134,359
Bayer AG	534,369	16,627,754
Bayerische Motoren Werke AG	174,056	18,111,066
Bechtle AG	38,861	2,015,053
Beiersdorf AG	54,952	8,041,656
Brenntag SE	75,051	6,635,258
Carl Zeiss Meditec AG, Bearer Shares	22,012	2,320,323
Commerzbank AG	570,203	6,547,978
Continental AG	59,034	4,822,525
Covestro AG *	106,920	5,645,962
Daimler Truck Holding AG	289,981	10,363,097
Delivery Hero SE *	94,570	2,145,726
Deutsche Bank AG	1,052,341	13,593,852
Deutsche Boerse AG	103,474	20,605,776
Deutsche Lufthansa AG *	325,424	2,706,022
Deutsche Post AG	536,086	25,675,383
Deutsche Telekom AG	1,756,978	43,129,961
E.ON SE	1,211,307	16,388,107
Evonik Industries AG	124,778	2,295,434
Fresenius Medical Care AG	111,289	4,301,275
Fresenius SE & Co. KGaA	234,428	6,581,058
GEA Group AG	83,193	3,331,800
Hannover Rueck SE	32,982	7,906,342
Heidelberg Materials AG	75,199	6,944,209
HelloFresh SE *	90,821	1,201,085
Henkel AG & Co. KGaA	57,267	3,916,528
Infineon Technologies AG	707,314	25,786,492
Knorr-Bremse AG	41,353	2,554,214
LEG Immobilien SE *	38,613	3,204,093
Mercedes-Benz Group AG	433,323	29,254,839
Merck KGaA	70,261	11,528,108
MTU Aero Engines AG	29,840	6,861,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,183	31,581,107
Nemetschek SE	32,032	2,955,709
Puma SE	56,714	2,282,386
Qiagen NV *	119,156	5,169,787
Rational AG	2,762	2,121,728
Rheinmetall AG	24,109	8,442,267
RWE AG	343,364	12,678,929
SAP SE	566,593	98,160,297
Scout24 SE	42,169	3,104,916
Siemens AG	412,208	73,795,061
Siemens Energy AG *	287,879	4,277,009
Siemens Healthineers AG	152,371	8,479,633
Symrise AG, Class A	72,003	7,428,817
Talanx AG	33,698	2,364,285
Volkswagen AG	18,164	2,564,413
Vonovia SE	397,080	12,369,976
Wacker Chemie AG	7,157	775,967
Zalando SE *	123,113	2,458,152
		700,471,223

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 2.0%
AIA Group Ltd.	6,241,200	48,946,087
BOC Hong Kong Holdings Ltd.	2,051,090	4,916,038
Budweiser Brewing Co. APAC Ltd.	931,400	1,468,018
CK Asset Holdings Ltd.	1,057,711	4,772,752
CK Hutchison Holdings Ltd.	1,443,525	7,455,547
CK Infrastructure Holdings Ltd.	347,500	2,063,747
CLP Holdings Ltd.	893,426	7,105,809
ESR Group Ltd.	1,206,534	1,542,280
Futu Holdings Ltd., ADR *	27,432	1,281,623
Galaxy Entertainment Group Ltd.	1,182,000	6,134,438
Hang Lung Properties Ltd.	1,004,000	1,165,603
Hang Seng Bank Ltd.	409,940	4,267,544
Henderson Land Development Co. Ltd.	805,735	2,099,440
HKT Trust & HKT Ltd.	2,099,000	2,521,444
Hong Kong & China Gas Co. Ltd.	6,201,696	4,413,294
Hong Kong Exchanges & Clearing Ltd.	651,265	19,745,572
Hongkong Land Holdings Ltd.	598,001	1,866,663
Jardine Matheson Holdings Ltd.	88,717	3,562,352
Link REIT	1,402,840	7,036,199
MTR Corp. Ltd.	831,360	2,704,672
New World Development Co. Ltd.	811,778	994,957
Power Assets Holdings Ltd.	750,438	4,393,953
Sands China Ltd. *	1,335,600	3,505,642
Sino Land Co. Ltd.	2,032,425	2,122,998
SITC International Holdings Co. Ltd.	717,000	1,087,935
Sun Hung Kai Properties Ltd.	789,104	7,365,012
Swire Pacific Ltd., A Shares	243,090	1,880,795
Swire Properties Ltd.	628,400	1,174,337
Techtronic Industries Co. Ltd.	746,000	7,923,344
WH Group Ltd.	4,502,789	2,656,621
Wharf Holdings Ltd.	591,000	1,726,717
Wharf Real Estate Investment Co. Ltd.	874,188	2,561,225
Xinyi Glass Holdings Ltd.	901,700	747,531
		173,210,189

Ireland 0.3%
AIB Group PLC	835,555	3,670,112
Bank of Ireland Group PLC	575,786	5,294,916
Kerry Group PLC, Class A	85,162	7,590,830
Kingspan Group PLC	84,698	6,878,883
Smurfit Kappa Group PLC	141,364	5,267,899
		28,702,640

Israel 0.7%
Azrieli Group Ltd.	23,908	1,610,984
Bank Hapoalim BM	705,600	6,003,182
Bank Leumi Le-Israel BM	852,772	6,476,944
Check Point Software Technologies Ltd. *	50,381	8,007,052
CyberArk Software Ltd. *	22,003	5,137,260
Elbit Systems Ltd.	14,715	3,035,459
Global-e Online Ltd. *	50,422	1,904,439
ICL Group Ltd.	422,222	1,920,388
Israel Discount Bank Ltd., A Shares	639,268	3,101,019
Mizrahi Tefahot Bank Ltd.	79,494	2,958,553
Monday.com Ltd. *	15,171	3,186,517
Nice Ltd. *	35,074	7,277,219
Teva Pharmaceutical Industries Ltd., ADR *	583,352	7,058,559
Wix.com Ltd. *	29,969	3,802,467
		61,480,042

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.6%
Amplifon SpA	65,574	2,140,238
Assicurazioni Generali SpA	551,000	12,291,112
Banco BPM SpA	668,039	3,604,265
Davide Campari-Milano NV	328,666	3,329,792
DiaSorin SpA	13,747	1,264,160
Enel SpA	4,390,708	29,959,451
Eni SpA	1,288,132	20,534,550
Ferrari NV	67,529	23,549,871
FinecoBank Banca Fineco SpA	325,130	4,687,842
Infrastrutture Wireless Italiane SpA	146,534	1,771,893
Intesa Sanpaolo SpA	8,367,349	25,782,258
Leonardo SpA	224,665	3,921,317
Mediobanca Banca di Credito Finanziario SpA	312,469	4,138,340
Moncler SpA	110,801	6,816,114
Nexi SpA *	326,368	2,503,393
Poste Italiane SpA	290,297	3,147,878
Prysmian SpA	145,137	6,387,455
Recordati Industria Chimica e Farmaceutica SpA	57,161	3,154,959
Snam SpA	1,122,315	5,481,323
Stellantis NV	1,196,558	26,356,157
Telecom Italia SpA *	5,362,285	1,616,232
Tenaris SA	258,689	4,085,808
Terna - Rete Elettrica Nazionale	758,138	6,392,657
UniCredit SpA	873,875	25,597,596
		228,514,661

Japan 23.1%
Advantest Corp.	416,992	16,595,372
Aeon Co. Ltd.	352,800	8,430,924
AGC, Inc.	105,793	3,978,689
Aisin Corp.	81,200	3,031,609
Ajinomoto Co., Inc.	241,100	9,900,752
ANA Holdings, Inc. *	84,900	1,876,134
Asahi Group Holdings Ltd.	261,900	9,734,284
Asahi Intecc Co. Ltd.	121,700	2,312,408
Asahi Kasei Corp.	683,000	5,179,558
Astellas Pharma, Inc.	984,950	11,467,253
Azbil Corp.	63,100	2,039,056
Bandai Namco Holdings, Inc.	323,000	6,993,770
BayCurrent Consulting, Inc.	67,900	1,578,607
Bridgestone Corp.	310,557	13,457,268
Brother Industries Ltd.	127,700	2,139,303
Canon, Inc.	543,495	14,971,724
Capcom Co. Ltd.	90,600	3,455,372
Central Japan Railway Co.	398,100	9,949,569
Chiba Bank Ltd.	293,000	2,171,207
Chubu Electric Power Co., Inc.	357,300	4,635,141
Chugai Pharmaceutical Co. Ltd.	365,200	13,136,324
Concordia Financial Group Ltd.	586,700	2,795,886
Dai Nippon Printing Co. Ltd.	114,948	3,326,589
Daifuku Co. Ltd.	158,490	3,125,422
Dai-ichi Life Holdings, Inc.	511,800	11,225,188
Daiichi Sankyo Co. Ltd.	1,004,800	30,082,741
Daikin Industries Ltd.	142,600	22,849,111
Daito Trust Construction Co. Ltd.	33,000	3,753,767
Daiwa House Industry Co. Ltd.	323,500	10,003,248
Daiwa House REIT Investment Corp.	1,223	2,160,919
Daiwa Securities Group, Inc.	737,000	5,281,977
Denso Corp.	1,020,900	16,036,348
Dentsu Group, Inc.	105,400	2,797,450
Disco Corp.	50,100	13,518,933
East Japan Railway Co.	163,660	9,360,144
Eisai Co. Ltd.	137,300	6,465,269
ENEOS Holdings, Inc.	1,561,900	6,307,816

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FANUC Corp.	518,600	14,345,702
Fast Retailing Co. Ltd.	95,200	25,416,188
Fuji Electric Co. Ltd.	69,300	3,470,544
FUJIFILM Holdings Corp.	195,611	12,398,783
Fujitsu Ltd.	94,500	13,080,146
GLP J-Reit	2,428	2,167,800
Hamamatsu Photonics KK	75,300	2,974,719
Hankyu Hanshin Holdings, Inc.	120,800	3,695,939
Hikari Tsushin, Inc.	10,593	1,845,828
Hirose Electric Co. Ltd.	16,864	1,962,173
Hitachi Construction Machinery Co. Ltd.	58,453	1,658,452
Hitachi Ltd.	502,915	39,504,149
Honda Motor Co. Ltd.	2,509,617	28,052,649
Hoshizaki Corp.	60,400	2,197,434
Hoya Corp.	192,507	24,453,985
Hulic Co. Ltd.	200,300	2,211,781
Ibiden Co. Ltd.	61,400	3,089,644
Idemitsu Kosan Co. Ltd.	525,515	2,918,174
Iida Group Holdings Co. Ltd.	81,100	1,224,362
Inpex Corp.	524,600	7,130,602
Isuzu Motors Ltd.	319,400	4,358,194
ITOCHU Corp.	641,400	29,109,363
Japan Airlines Co. Ltd.	76,700	1,473,849
Japan Exchange Group, Inc.	269,300	5,960,067
Japan Metropolitan Fund Invest	3,872	2,628,480
Japan Post Bank Co. Ltd.	779,900	8,110,840
Japan Post Holdings Co. Ltd.	1,128,600	10,803,728
Japan Post Insurance Co. Ltd.	109,900	2,057,535
Japan Real Estate Investment Corp.	671	2,572,306
Japan Tobacco, Inc.	652,000	17,185,014
JFE Holdings, Inc.	309,200	4,881,903
JSR Corp.	97,100	2,648,369
Kajima Corp.	220,100	3,928,093
Kansai Electric Power Co., Inc.	378,200	5,159,456
Kao Corp.	252,919	10,007,388
Kawasaki Kisen Kaisha Ltd.	76,200	3,712,752
KDDI Corp.	812,500	26,922,217
KDX Realty Investment Corp.	2,354	2,553,482
Keisei Electric Railway Co. Ltd.	71,156	3,219,799
Keyence Corp.	105,800	47,334,695
Kikkoman Corp.	74,977	4,613,201
Kintetsu Group Holdings Co. Ltd.	98,400	3,036,374
Kirin Holdings Co. Ltd.	420,100	6,038,499
Kobe Bussan Co. Ltd.	81,800	2,090,211
Koei Tecmo Holdings Co. Ltd.	49,600	617,826
Koito Manufacturing Co. Ltd.	110,100	1,685,553
Komatsu Ltd.	503,409	14,321,961
Konami Group Corp.	55,200	3,394,700
Kose Corp.	18,000	1,177,608
Kubota Corp.	548,000	8,295,330
Kyocera Corp.	705,600	10,330,033
Kyowa Kirin Co. Ltd.	149,000	2,347,043
Lasertec Corp.	39,600	10,312,988
LY Corp.	1,462,400	4,549,574
M3, Inc.	240,100	3,788,777
Makita Corp.	122,100	3,286,320
Marubeni Corp.	779,600	13,297,375
MatsukiyoCocokara & Co.	189,700	3,448,134
Mazda Motor Corp.	299,200	3,627,335
McDonald's Holdings Co. Japan Ltd.	45,900	2,043,673
MEIJI Holdings Co. Ltd.	127,000	3,071,445
MINEBEA MITSUMI, Inc.	200,000	4,134,041
MISUMI Group, Inc.	154,200	2,643,743
Mitsubishi Chemical Group Corp.	705,500	4,253,982
Mitsubishi Corp.	1,872,100	32,265,535
Mitsubishi Electric Corp.	1,052,000	15,611,994
Mitsubishi Estate Co. Ltd.	614,302	8,511,716
Mitsubishi HC Capital, Inc.	436,938	3,098,084
Mitsubishi Heavy Industries Ltd.	173,800	11,593,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.	6,204,609	58,115,758
Mitsui & Co. Ltd.	698,900	28,345,445
Mitsui Chemicals, Inc.	86,600	2,548,661
Mitsui Fudosan Co. Ltd.	484,677	12,167,218
Mitsui OSK Lines Ltd.	189,100	6,792,560
Mizuho Financial Group, Inc.	1,312,313	23,833,651
MonotaRO Co. Ltd.	134,800	1,269,575
MS&AD Insurance Group Holdings, Inc.	232,762	9,611,845
Murata Manufacturing Co. Ltd.	937,900	18,938,191
NEC Corp.	132,500	8,658,173
Nexon Co. Ltd.	180,400	2,879,008
NIDEC Corp.	226,400	8,443,999
Nintendo Co. Ltd.	565,090	31,572,081
Nippon Building Fund, Inc.	824	3,333,994
NIPPON EXPRESS HOLDINGS, Inc.	41,300	2,458,231
Nippon Paint Holdings Co. Ltd.	518,900	4,087,024
Nippon Prologis REIT, Inc.	1,269	2,257,807
Nippon Sanso Holdings Corp.	93,600	2,371,759
Nippon Steel Corp.	464,441	11,176,614
Nippon Telegraph & Telephone Corp.	16,247,975	20,403,462
Nippon Yusen KK	263,400	9,076,990
Nissan Chemical Corp.	68,766	2,742,581
Nissan Motor Co. Ltd.	1,282,896	5,036,425
Nissin Foods Holdings Co. Ltd.	111,300	3,600,708
Nitori Holdings Co. Ltd.	44,600	5,837,324
Nitto Denko Corp.	75,500	6,263,317
Nomura Holdings, Inc.	1,619,900	8,725,017
Nomura Real Estate Holdings, Inc.	60,900	1,666,571
Nomura Real Estate Master Fund, Inc.	1,955	2,139,289
Nomura Research Institute Ltd.	213,000	6,514,290
NTT Data Group Corp.	346,000	4,983,654
Obayashi Corp.	356,700	3,301,807
Obic Co. Ltd.	38,600	5,929,328
Odakyu Electric Railway Co. Ltd.	171,700	2,623,660
Oji Holdings Corp.	490,700	1,918,554
Olympus Corp.	654,900	9,694,918
Omron Corp.	96,900	4,357,133
Ono Pharmaceutical Co. Ltd.	214,700	3,869,780
Open House Group Co. Ltd.	40,800	1,275,902
Oracle Corp.	21,200	1,670,754
Oriental Land Co. Ltd.	593,900	22,057,488
ORIX Corp.	637,900	12,317,380
Osaka Gas Co. Ltd.	206,900	4,356,663
Otsuka Corp.	63,000	2,650,899
Otsuka Holdings Co. Ltd.	227,800	8,954,435
Pan Pacific International Holdings Corp.	210,000	4,539,461
Panasonic Holdings Corp.	1,202,312	11,324,308
Rakuten Group, Inc.	824,820	3,623,235
Recruit Holdings Co. Ltd.	780,900	30,844,547
Renesas Electronics Corp. *	799,900	13,124,421
Resona Holdings, Inc.	1,152,485	6,362,016
Ricoh Co. Ltd.	299,400	2,353,282
Rohm Co. Ltd.	174,100	3,004,833
SBI Holdings, Inc.	134,390	3,301,378
SCSK Corp.	85,600	1,680,723
Secom Co. Ltd.	116,000	8,419,318
Seiko Epson Corp.	153,100	2,234,863
Sekisui Chemical Co. Ltd.	207,300	2,959,734
Sekisui House Ltd.	328,469	7,414,923
Seven & i Holdings Co. Ltd.	405,503	16,015,267
SG Holdings Co. Ltd.	171,628	2,222,600
Sharp Corp. *	142,700	959,558
Shimadzu Corp.	129,300	3,575,399
Shimano, Inc.	41,600	5,972,733
Shimizu Corp.	278,700	1,865,652
Shin-Etsu Chemical Co. Ltd.	987,900	38,885,898
Shionogi & Co. Ltd.	140,500	6,743,496
Shiseido Co. Ltd.	221,200	6,166,323
Shizuoka Financial Group, Inc.	248,700	2,273,119

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SMC Corp.	30,400	16,921,993
SoftBank Corp.	1,562,600	20,760,458
SoftBank Group Corp.	559,200	24,141,001
Sompo Holdings, Inc.	159,500	8,270,305
Sony Group Corp.	684,600	67,137,563
Square Enix Holdings Co. Ltd.	46,700	1,824,860
Subaru Corp.	335,500	6,692,993
SUMCO Corp.	189,200	2,868,351
Sumitomo Chemical Co. Ltd.	744,300	1,752,514
Sumitomo Corp.	565,700	13,009,876
Sumitomo Electric Industries Ltd.	394,200	5,239,549
Sumitomo Metal Mining Co. Ltd.	134,400	3,714,638
Sumitomo Mitsui Financial Group, Inc.	689,546	35,865,596
Sumitomo Mitsui Trust Holdings, Inc.	361,200	7,402,165
Sumitomo Realty & Development Co. Ltd.	152,300	4,789,703
Suntory Beverage & Food Ltd.	74,700	2,437,070
Suzuki Motor Corp.	198,900	8,934,321
Sysmex Corp.	89,900	4,870,089
T&D Holdings, Inc.	276,800	4,583,460
Taisei Corp.	93,700	3,416,170
Takeda Pharmaceutical Co. Ltd.	858,590	25,234,371
TDK Corp.	211,600	10,528,118
Terumo Corp.	366,000	12,389,814
TIS, Inc.	121,100	2,693,487
Tobu Railway Co. Ltd.	98,600	2,611,249
Toho Co. Ltd.	61,208	1,993,835
Tokio Marine Holdings, Inc.	980,097	25,842,631
Tokyo Electric Power Co. Holdings, Inc. *	847,690	4,513,231
Tokyo Electron Ltd.	255,600	47,432,310
Tokyo Gas Co. Ltd.	199,240	4,576,914
Tokyu Corp.	275,200	3,229,274
TOPPAN Holdings, Inc.	136,300	3,757,033
Toray Industries, Inc.	754,000	3,767,307
Tosoh Corp.	131,600	1,696,935
TOTO Ltd.	72,500	1,962,232
Toyota Industries Corp.	79,900	6,757,870
Toyota Motor Corp.	5,753,415	114,883,126
Toyota Tsusho Corp.	114,469	7,501,317
Trend Micro, Inc.	73,100	4,182,004
Unicharm Corp.	218,200	7,507,906
USS Co. Ltd.	112,800	2,133,206
West Japan Railway Co.	120,332	5,011,769
Yakult Honsha Co. Ltd.	139,300	3,042,533
Yamaha Corp.	65,800	1,446,979
Yamaha Motor Co. Ltd.	485,100	4,585,042
Yamato Holdings Co. Ltd.	146,300	2,529,004
Yaskawa Electric Corp.	128,100	4,827,614
Yokogawa Electric Corp.	129,300	2,540,835
Zensho Holdings Co. Ltd.	49,900	2,443,538
ZOZO, Inc.	76,500	1,675,083
		2,026,664,086

Netherlands 4.9%
ABN AMRO Bank NV, GDR	261,064	3,842,179
Adyen NV *	11,813	14,815,707
Aegon Ltd.	862,727	5,089,603
AerCap Holdings NV *	107,148	8,203,251
Akzo Nobel NV	91,569	7,033,641
ASM International NV	25,514	14,140,716
ASML Holding NV	218,497	189,565,349
ASR Nederland NV	81,876	3,858,529
BE Semiconductor Industries NV	42,774	6,428,003
Coca-Cola Europacific Partners PLC	113,820	7,842,198
DSM-Firmenich AG	100,744	10,651,715
EXOR NV	51,838	5,015,456
Heineken Holding NV	71,003	5,957,693
Heineken NV	157,972	15,891,273
SECURITY	NUMBER OF SHARES	VALUE ($)
IMCD NV	30,950	4,724,230
ING Groep NV	1,970,993	28,004,785
JDE Peet's NV	53,526	1,321,309
Koninklijke Ahold Delhaize NV	523,384	14,719,207
Koninklijke KPN NV	1,841,307	6,263,649
Koninklijke Philips NV	427,690	9,048,020
NN Group NV	146,227	5,993,586
OCI NV	58,728	1,677,506
Prosus NV *	792,875	23,589,361
Randstad NV	58,640	3,334,282
Universal Music Group NV	445,644	13,136,571
Wolters Kluwer NV	135,464	19,969,702
		430,117,521

New Zealand 0.2%
Auckland International Airport Ltd.	691,449	3,565,037
EBOS Group Ltd.	85,411	1,955,939
Fisher & Paykel Healthcare Corp. Ltd.	302,800	4,373,352
Mercury NZ Ltd.	337,631	1,393,044
Meridian Energy Ltd.	683,511	2,315,591
Spark New Zealand Ltd.	1,036,536	3,367,491
		16,970,454

Norway 0.6%
Adevinta ASA *	192,968	2,073,297
Aker BP ASA	168,966	4,484,624
DNB Bank ASA	500,194	9,723,627
Equinor ASA	485,697	13,899,231
Gjensidige Forsikring ASA	107,885	1,735,273
Kongsberg Gruppen ASA	49,946	2,545,415
Mowi ASA	254,134	4,574,495
Norsk Hydro ASA	706,164	4,138,476
Orkla ASA	374,713	2,935,174
Salmar ASA	40,289	2,236,459
Telenor ASA	337,336	3,743,099
Yara International ASA	91,735	3,032,085
		55,121,255

Portugal 0.2%
EDP - Energias de Portugal SA	1,710,878	7,631,263
EDP Renovaveis SA	168,413	2,727,151
Galp Energia SGPS SA	244,570	3,849,958
Jeronimo Martins SGPS SA	157,896	3,591,080
		17,799,452

Singapore 1.3%
CapitaLand Ascendas REIT	2,035,995	4,412,463
CapitaLand Integrated Commercial Trust	2,889,510	4,307,584
CapitaLand Investment Ltd.	1,427,549	3,133,880
City Developments Ltd.	248,700	1,128,797
DBS Group Holdings Ltd.	979,693	23,204,306
Genting Singapore Ltd.	3,342,400	2,510,156
Grab Holdings Ltd., Class A *	1,015,504	3,117,597
Jardine Cycle & Carriage Ltd.	54,600	1,053,563
Keppel Ltd.	804,300	4,273,858
Mapletree Logistics Trust	1,893,728	2,177,552
Mapletree Pan Asia Commercial Trust	1,273,700	1,379,307
Oversea-Chinese Banking Corp. Ltd.	1,824,401	17,451,069
Sea Ltd., ADR *	202,772	7,733,724
Seatrium Ltd. *	23,727,125	1,760,866
Sembcorp Industries Ltd.	469,600	1,976,306
Singapore Airlines Ltd.	813,750	4,038,871
Singapore Exchange Ltd.	468,400	3,270,666
Singapore Technologies Engineering Ltd.	849,449	2,353,770
Singapore Telecommunications Ltd.	4,462,937	7,964,302

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Overseas Bank Ltd.	688,433	14,511,162
UOL Group Ltd.	242,572	1,126,402
Wilmar International Ltd.	1,066,034	2,610,385
		115,496,586

Spain 2.6%
Acciona SA	13,188	1,705,930
ACS Actividades de Construccion y Servicios SA	107,220	4,230,954
Aena SME SA	40,188	7,109,545
Amadeus IT Group SA	244,228	17,115,588
Banco Bilbao Vizcaya Argentaria SA	3,244,271	30,364,549
Banco Santander SA	8,743,794	35,141,826
CaixaBank SA	2,239,622	9,549,726
Cellnex Telecom SA *	301,509	11,601,271
Corp. ACCIONA Energias Renovables SA	35,686	927,303
Enagas SA	137,799	2,243,338
Endesa SA	174,227	3,451,777
Ferrovial SE	279,528	10,659,863
Grifols SA *	160,856	1,752,164
Iberdrola SA	3,329,461	40,089,895
Industria de Diseno Textil SA	592,666	25,340,837
Naturgy Energy Group SA	71,565	1,927,085
Redeia Corp. SA	215,272	3,582,152
Repsol SA	694,154	10,251,461
Telefonica SA	2,645,751	10,765,119
		227,810,383

Sweden 3.0%
Alfa Laval AB	160,046	5,872,537
Assa Abloy AB, B Shares	541,364	14,847,296
Atlas Copco AB, A Shares	1,437,472	22,941,210
Atlas Copco AB, B Shares	877,669	12,153,918
Beijer Ref AB	202,656	2,759,160
Boliden AB	151,643	4,025,010
Epiroc AB, A Shares	356,169	6,293,061
Epiroc AB, B Shares	222,125	3,463,350
EQT AB	187,848	5,044,121
Essity AB, B Shares	329,385	7,735,043
Evolution AB	99,297	11,594,274
Fastighets AB Balder, B Shares *	354,296	2,351,566
Getinge AB, B Shares	123,687	2,644,073
H & M Hennes & Mauritz AB, B Shares	347,684	4,905,384
Hexagon AB, B Shares	1,121,992	12,244,956
Holmen AB, B Shares	40,074	1,579,288
Husqvarna AB, B Shares	196,751	1,530,508
Industrivarden AB, A Shares	70,705	2,225,934
Industrivarden AB, C Shares	73,663	2,315,160
Indutrade AB	148,535	3,608,521
Investment AB Latour, B Shares	81,680	2,054,301
Investor AB, B Shares	938,444	22,095,444
L E Lundbergforetagen AB, B Shares	40,960	2,135,687
Lifco AB, B Shares	123,136	2,970,890
Nibe Industrier AB, B Shares	842,772	5,035,715
Saab AB, B Shares	44,034	2,835,391
Sagax AB, B Shares	92,205	2,240,702
Sandvik AB	571,449	12,009,505
Securitas AB, B Shares	275,103	2,672,365
Skandinaviska Enskilda Banken AB, A Shares	873,725	12,408,762
Skanska AB, B Shares	191,665	3,323,394
SKF AB, B Shares	191,266	3,768,919
Svenska Cellulosa AB SCA, B Shares	326,043	4,438,722
Svenska Handelsbanken AB, A Shares	801,111	8,636,242
Swedbank AB, A Shares	461,341	9,401,196
Swedish Orphan Biovitrum AB *	109,897	3,084,603
Tele2 AB, B Shares	297,520	2,536,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonaktiebolaget LM Ericsson, B Shares	1,590,292	8,815,745
Telia Co. AB	1,317,913	3,399,124
Volvo AB, A Shares	107,265	2,637,126
Volvo AB, B Shares	817,249	19,585,634
Volvo Car AB, B Shares *	331,440	864,065
		267,084,567

Switzerland 9.9%
ABB Ltd.	868,845	36,762,398
Adecco Group AG	88,523	3,828,005
Alcon, Inc.	270,118	20,333,131
Avolta AG *	45,334	1,731,978
Bachem Holding AG	19,156	1,282,374
Baloise Holding AG	24,491	3,912,219
Banque Cantonale Vaudoise	16,863	2,159,077
Barry Callebaut AG	1,921	2,805,826
BKW AG	11,121	1,766,775
Chocoladefabriken Lindt & Spruengli AG	59	7,478,779
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	511	6,494,273
Cie Financiere Richemont SA, Class A	283,816	42,156,480
Clariant AG	117,758	1,507,500
EMS-Chemie Holding AG	3,849	2,905,666
Geberit AG	17,989	10,354,971
Givaudan SA	5,017	20,863,378
Helvetia Holding AG	20,846	3,010,589
Holcim AG *	283,484	21,652,174
Julius Baer Group Ltd.	114,211	6,217,806
Kuehne & Nagel International AG	29,479	9,989,833
Logitech International SA	89,490	7,502,239
Lonza Group AG	40,417	19,760,101
Nestle SA	1,444,789	164,634,467
Novartis AG	1,112,938	115,093,057
Partners Group Holding AG	12,332	16,638,026
Roche Holding AG	381,457	108,607,046
Roche Holding AG, Bearer Shares	17,360	5,258,820
Sandoz Group AG *	222,344	7,625,284
Schindler Holding AG	12,826	3,053,112
Schindler Holding AG, Participation Certificates	21,650	5,392,771
SGS SA	80,869	7,472,767
SIG Group AG	169,287	3,543,550
Sika AG	82,650	22,816,179
Sonova Holding AG	27,423	8,764,295
Straumann Holding AG	60,941	9,257,021
Swatch Group AG	28,927	1,316,151
Swatch Group AG, Bearer Shares	15,073	3,538,520
Swiss Life Holding AG	15,804	11,349,295
Swiss Prime Site AG	42,597	4,314,452
Swiss Re AG	159,853	18,303,238
Swisscom AG	13,988	8,368,790
Temenos AG	35,888	3,652,336
UBS Group AG	1,785,063	53,431,589
VAT Group AG	14,974	6,970,828
Zurich Insurance Group AG	79,747	40,518,614
		864,395,780

United Kingdom 14.6%
3i Group PLC	529,615	16,579,565
abrdn PLC	1,058,952	2,252,851
Admiral Group PLC	143,464	4,561,743
Anglo American PLC	691,884	16,492,911
Antofagasta PLC	217,763	4,746,198
Ashtead Group PLC	237,030	15,499,839
Associated British Foods PLC	186,964	5,537,752
AstraZeneca PLC	841,777	111,600,134

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Auto Trader Group PLC	502,156	4,619,774
Aviva PLC	1,435,108	7,833,643
BAE Systems PLC	1,652,556	24,617,241
Barclays PLC	8,196,514	15,231,805
Barratt Developments PLC	518,505	3,533,782
Berkeley Group Holdings PLC	57,236	3,465,905
BP PLC	9,253,351	54,043,424
British American Tobacco PLC	1,156,190	34,088,650
BT Group PLC	3,512,873	4,976,797
Bunzl PLC	186,086	7,562,491
Burberry Group PLC	194,580	3,205,107
Centrica PLC	2,970,617	5,198,726
Coca-Cola HBC AG *	118,942	3,496,508
Compass Group PLC	928,141	25,564,485
CRH PLC	383,128	27,179,720
Croda International PLC	74,797	4,527,207
DCC PLC	55,400	4,027,542
Diageo PLC	1,219,374	44,041,184
Endeavour Mining PLC	107,158	1,903,544
Entain PLC	355,088	4,325,111
Experian PLC	499,355	20,784,349
Flutter Entertainment PLC *	95,867	19,677,287
Glencore PLC	5,677,211	30,037,886
GSK PLC	2,224,933	44,004,131
Haleon PLC	3,019,776	12,265,615
Halma PLC	203,735	5,639,199
Hargreaves Lansdown PLC	203,101	1,959,806
Hikma Pharmaceuticals PLC	91,392	2,229,695
HSBC Holdings PLC	10,594,886	82,721,717
Imperial Brands PLC	462,669	11,106,428
Informa PLC	732,722	7,196,465
InterContinental Hotels Group PLC	89,124	8,444,772
Intertek Group PLC	89,185	5,062,200
J Sainsbury PLC	919,672	3,139,907
JD Sports Fashion PLC	1,407,828	2,080,367
Kingfisher PLC	1,063,645	2,957,279
Land Securities Group PLC	353,883	2,983,482
Legal & General Group PLC	3,194,781	10,275,828
Lloyds Banking Group PLC	33,797,845	18,117,515
London Stock Exchange Group PLC	226,534	25,624,176
M&G PLC	1,091,594	3,086,337
Melrose Industries PLC	748,938	5,582,200
Mondi PLC	241,997	4,336,500
National Grid PLC	2,009,523	26,765,045
NatWest Group PLC	3,123,809	8,815,821
Next PLC	64,632	6,899,887
NMC Health PLC *(b)	48,950	0
Ocado Group PLC *	314,286	2,152,830
Pearson PLC	358,203	4,394,354
Persimmon PLC	161,318	2,971,172
Phoenix Group Holdings PLC	408,826	2,610,203
Prudential PLC	1,490,750	15,313,829
Reckitt Benckiser Group PLC	390,782	28,253,888
RELX PLC	1,023,930	42,261,747
Rentokil Initial PLC	1,366,069	7,034,908
Rio Tinto PLC	614,977	42,568,348
Rolls-Royce Holdings PLC *	4,520,016	17,160,015
Sage Group PLC	562,636	8,376,480
Schroders PLC	417,262	2,134,754
Segro PLC	653,869	7,261,914
Severn Trent PLC	150,112	4,934,335
Shell PLC	3,588,504	111,251,905
Smith & Nephew PLC	473,206	6,617,787
Smiths Group PLC	190,010	3,893,996
Spirax-Sarco Engineering PLC	40,637	5,114,606
SSE PLC	592,980	12,629,248
St. James's Place PLC	305,834	2,517,718
Standard Chartered PLC	1,246,421	9,419,878
Taylor Wimpey PLC	1,954,959	3,649,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Tesco PLC	3,864,940	14,005,072
Unilever PLC	1,357,375	66,050,158
United Utilities Group PLC	376,016	5,064,470
Vodafone Group PLC	12,461,053	10,593,646
Whitbread PLC	102,706	4,655,451
Wise PLC, Class A *	340,431	3,472,363
WPP PLC	564,075	5,454,882
		1,284,327,382
Total Common Stocks (Cost $6,076,718,782)		8,692,806,526

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	33,020	3,226,400
Dr Ing hc F Porsche AG	63,211	5,366,736
Henkel AG & Co. KGaA	90,894	6,967,800
Porsche Automobil Holding SE	82,020	4,094,763
Sartorius AG	14,563	5,312,619
Volkswagen AG	108,959	14,013,764
		38,982,082
Total Preferred Stocks (Cost $38,746,785)		38,982,082

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/02/24, strike EUR 0.46 *	107,220	49,130
Total Rights (Cost $53,258)		49,130

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	2,107,528	2,107,528
Total Short-Term Investments (Cost $2,107,528)		2,107,528
Total Investments in Securities (Cost $6,117,626,353)		8,733,945,266

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	377	42,092,050	98,469

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,999,758.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$6,246,481,884	$—	$6,246,481,884
Belgium	5,673,720	75,412,832	—	81,086,552
Hong Kong	1,281,623	171,928,566	—	173,210,189
Israel	29,096,294	32,383,748	—	61,480,042
Italy	1,616,232	226,898,429	—	228,514,661
Netherlands	39,634,810	390,482,711	—	430,117,521
New Zealand	8,325,572	8,644,882	—	16,970,454
Norway	5,816,396	49,304,859	—	55,121,255
Singapore	10,851,321	104,645,265	—	115,496,586
United Kingdom	4,336,500	1,279,990,882	0 *	1,284,327,382
Preferred Stocks[1]	—	38,982,082	—	38,982,082
Rights[1]	49,130	—	—	49,130
Short-Term Investments[1]	2,107,528	—	—	2,107,528
Futures Contracts[2]	98,469	—	—	98,469
Total	$108,887,595	$8,625,156,140	$0	$8,734,043,735

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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